UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6569

IVY FUNDS

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

ITEM 1.     REPORTS TO STOCKHOLDERS.

1

Semiannual Report MARCH 31, 2020

Ticker
	Class A	Class B	Class C	Class E	Class I	Class N	Class R	Class Y
IVY FUNDS

Ivy Apollo Multi-Asset Income Fund	IMAAX		IMACX		IMAIX	IMURX		IMAYX

Ivy Apollo Strategic Income Fund	IAPOX		ICPOX		IIPOX	IRPOX		IYPOX

Ivy California Municipal High Income Fund	IMHAX		IMHCX		IMHIX			IMHYX

Ivy Cash Management Fund	IAAXX	IABXX	IACXX

Ivy Corporate Bond Fund	IBJAX	IBJBX	IBJCX	IBJEX	IBJIX	IBJNX	IBJRX	IBJYX

Ivy Crossover Credit Fund	ICKAX			ICKEX	ICKIX	ICKNX	ICKRX	ICKYX

Ivy Government Securities Fund	IGJAX	IGJBX	IGJCX	IGJEX	IGJIX	IGJNX	IGJRX	IGJYX

Ivy International Small Cap Fund	IVJAX		IVJCX		IVJIX	IVJRX		IVJYX

Ivy Pictet Emerging Markets Local Currency Debt Fund	IECAX		IECCX	IECEX	IECIX	IMMCX	IECRX	IECYX

Ivy Pictet Targeted Return Bond Fund	IRBAX		IRBCX		IRBIX	IRBRX		IRBYX

Ivy PineBridge High Yield Fund	IPNAX				IPNIX	IPNNX	IPNRX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (SEC), paper copies of the Funds’ Annual and Semiannual Shareholder Reports no longer will be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Ivy Investments website (www.ivyinvestments.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (e.g., a broker-dealer or bank) or, if you are a direct investor, by calling 1-888-923-3355 or by enrolling at www.ivyinvestments.com.

You may elect to receive all future reports in paper format free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you may call 1-888-923-3355 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper format will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Fund Complex if you invest directly with the Funds.

IVY INVESTMENTS® refers to the financial services offered by Ivy Distributors, Inc., a FINRA member broker dealer and the distributor of IVY FUNDS® mutual funds, and those financial services offered by its affiliates.

CONTENTS	IVY FUNDS

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus, or summary prospectus, and current performance information.

2

PRESIDENT’S LETTER	IVY FUNDS

MARCH 31, 2020 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Financial markets had been positive in late 2019 and early 2020, as political conflicts, trade uncertainty and global economic growth concerns waned. However, that upward trajectory suddenly reversed in late February 2020 and markets declined in response to two exogenous shocks: the COVID-19 pandemic and the collapse in energy markets. The COVID-19 pandemic has caused one of the most rapid and dramatic global economic downturns in history. We may not realize the totality of the tragic human consequences for several months. The U.S. stock markets dropped approximately 35% from peak in February to trough in late March. Global economic activity hit a full stop around the world, as countries and businesses implemented plans to isolate and protect each other. The pause on economic activity, along with a conflict between Russia and Saudi Arabia, caused a historic rout in oil markets. Remarkably, within about 30 days, we moved from a relatively strong domestic economy with financial market indexes hitting record highs, to a global recession.

Governments and central banks have taken unprecedented steps to mitigate the economic blow of social distancing. The U.S. Federal Reserve (Fed) carried out two emergency cuts to its policy rate, launched yet another quantitative easing program and rolled out bond-buying programs in an effort to stabilize markets. In a matter of two weeks, the Fed’s balance sheet expanded by $2 trillion. In addition to monetary easing, Congress passed a $2.2 trillion rescue package, the CARES (Coronavirus Aid, Relief and Economic Security) Act, which we believe should provide meaningful support for a recovery.

The economic landscape is evolving and market volatility reflects that uncertainty. Unlike previous recessionary periods, we had an economy performing at record pace before the COVID-19 outbreak. Looking ahead, there are key questions to be answered. Mainly, how long with COVID-19 dampen economic activity and how long will oil stay depressed?

As we examine the investment landscape, we continue to put greater emphasis on the fundamentals and quality of asset classes and sectors. We believe it is important to stay focused on the merits of individual market sectors, industries and company business models when making investment decisions. Those fundamentals historically have tended to outweigh external factors. In today’s environment, we believe there are many high-quality businesses offering attractive entry points and cyclicals that will likely be key beneficiaries in an eventual recovery. Importantly, through this uncertain time, we remain focused on the innovation and management skill within individual companies, the ultimate drivers of long-term stock prices.

Economic Snapshot

	3/31/2020	9/30/2019
S&P 500 Index	2,584.59	2,976.74
MSCI EAFE Index	1,559.59	1,889.36
10-Year Treasury Yield	0.70%	1.68%
U.S. unemployment rate	4.4%	3.5%
30-year fixed mortgage rate	3.50%	3.64%
Oil price per barrel	$20.48	$54.07

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2020	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2020.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. With limited exceptions, for Class A shares, if your Fund account balance is below $650 on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 in Notes to Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-19	Ending Account Value 3-31-20	Expenses Paid During Period*	Beginning Account Value 9-30-19	Ending Account Value 3-31-20	Expenses Paid During Period*
Ivy Apollo Multi-Asset Income Fund
Class A	$1,000	$836.10	$5.51	$1,000	$1,019.00	$6.06	1.20%
Class C	$1,000	$832.80	$8.98	$1,000	$1,015.23	$9.87	1.95%
Class I	$1,000	$837.40	$3.49	$1,000	$1,021.24	$3.84	0.75%
Class N	$1,000	$837.40	$3.49	$1,000	$1,021.24	$3.84	0.75%
Class Y	$1,000	$836.30	$5.33	$1,000	$1,019.21	$5.86	1.16%

See footnotes on page 6.

4	SEMIANNUAL REPORT	2020

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-19	Ending Account Value 3-31-20	Expenses Paid During Period*	Beginning Account Value 9-30-19	Ending Account Value 3-31-20	Expenses Paid During Period*
Ivy Apollo Strategic Income Fund
Class A	$1,000	$918.30	$5.08	$1,000	$1,019.68	$5.35	1.06%
Class C	$1,000	$914.50	$8.81	$1,000	$1,015.81	$9.27	1.84%
Class I	$1,000	$920.10	$3.26	$1,000	$1,021.64	$3.44	0.67%
Class N	$1,000	$920.10	$3.26	$1,000	$1,021.64	$3.44	0.67%
Class Y	$1,000	$917.40	$5.08	$1,000	$1,019.68	$5.35	1.06%
Ivy California Municipal High Income Fund
Class A	$1,000	$967.30	$3.93	$1,000	$1,020.99	$4.04	0.80%
Class C	$1,000	$963.00	$8.24	$1,000	$1,016.59	$8.47	1.68%
Class I	$1,000	$968.20	$2.95	$1,000	$1,021.99	$3.03	0.60%
Class Y	$1,000	$967.30	$3.93	$1,000	$1,020.99	$4.04	0.80%
Ivy Cash Management Fund
Class A	$1,000	$1,006.10	$3.41	$1,000	$1,021.61	$3.44	0.68%
Class B**	$1,000	$1,002.30	$7.21	$1,000	$1,017.76	$7.26	1.45%
Class C	$1,000	$1,001.60	$7.91	$1,000	$1,017.10	$7.97	1.58%
Ivy Corporate Bond Fund
Class A	$1,000	$975.60	$5.04	$1,000	$1,019.93	$5.15	1.01%
Class B**	$1,000	$967.80	$12.99	$1,000	$1,011.77	$13.28	2.65%
Class C	$1,000	$971.20	$9.36	$1,000	$1,015.53	$9.57	1.89%
Class E	$1,000	$978.10	$4.06	$1,000	$1,020.92	$4.14	0.82%
Class I	$1,000	$977.10	$3.56	$1,000	$1,021.43	$3.64	0.71%
Class N	$1,000	$977.90	$2.77	$1,000	$1,022.20	$2.83	0.56%
Class R	$1,000	$974.00	$6.42	$1,000	$1,018.50	$6.56	1.30%
Class Y	$1,000	$977.20	$4.75	$1,000	$1,020.24	$4.85	0.95%
Ivy Crossover Credit Fund
Class A	$1,000	$936.10	$4.36	$1,000	$1,020.49	$4.55	0.90%
Class E	$1,000	$936.10	$4.36	$1,000	$1,020.48	$4.55	0.90%
Class I	$1,000	$937.30	$3.20	$1,000	$1,021.74	$3.34	0.65%
Class N	$1,000	$937.30	$3.20	$1,000	$1,021.74	$3.34	0.65%
Class R	$1,000	$934.70	$6.77	$1,000	$1,017.98	$7.06	1.40%
Class Y	$1,000	$936.10	$4.36	$1,000	$1,020.49	$4.55	0.90%
Ivy Government Securities Fund
Class A	$1,000	$1,044.80	$5.11	$1,000	$1,020.04	$5.05	0.99%
Class B**	$1,000	$1,039.00	$10.60	$1,000	$1,014.55	$10.48	2.09%
Class C	$1,000	$1,040.20	$9.59	$1,000	$1,015.64	$9.47	1.87%
Class E	$1,000	$1,045.10	$4.50	$1,000	$1,020.58	$4.45	0.88%
Class I	$1,000	$1,046.20	$3.68	$1,000	$1,021.37	$3.64	0.72%
Class N	$1,000	$1,046.50	$3.17	$1,000	$1,021.87	$3.13	0.63%
Class R	$1,000	$1,042.70	$7.05	$1,000	$1,018.12	$6.96	1.38%
Class Y	$1,000	$1,044.60	$5.11	$1,000	$1,020.04	$5.05	0.99%

See footnotes on page 6.

2020	SEMIANNUAL REPORT	5

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-19	Ending Account Value 3-31-20	Expenses Paid During Period*	Beginning Account Value 9-30-19	Ending Account Value 3-31-20	Expenses Paid During Period*
Ivy International Small Cap Fund
Class A	$1,000	$817.10	$6.27	$1,000	$1,018.09	$6.96	1.39%
Class C	$1,000	$814.30	$9.71	$1,000	$1,014.29	$10.78	2.14%
Class I	$1,000	$819.30	$4.55	$1,000	$1,020.04	$5.05	0.99%
Class N	$1,000	$819.30	$4.55	$1,000	$1,020.04	$5.05	0.99%
Class Y	$1,000	$817.90	$6.36	$1,000	$1,018.04	$7.06	1.39%
Ivy Pictet Emerging Markets Local Currency Debt Fund
Class A	$1,000	$877.70	$5.73	$1,000	$1,018.89	$6.16	1.22%
Class C	$1,000	$874.80	$8.62	$1,000	$1,015.77	$9.27	1.85%
Class E	$1,000	$878.40	$4.98	$1,000	$1,019.73	$5.35	1.05%
Class I	$1,000	$879.60	$3.76	$1,000	$1,020.99	$4.04	0.80%
Class N	$1,000	$879.60	$3.76	$1,000	$1,020.99	$4.04	0.80%
Class R	$1,000	$876.10	$7.04	$1,000	$1,017.48	$7.57	1.50%
Class Y	$1,000	$877.80	$5.73	$1,000	$1,018.89	$6.16	1.22%
Ivy Pictet Targeted Return Bond Fund
Class A	$1,000	$974.90	$6.12	$1,000	$1,018.80	$6.26	1.24%
Class C	$1,000	$971.10	$9.46	$1,000	$1,015.40	$9.67	1.92%
Class I	$1,000	$975.20	$4.94	$1,000	$1,019.99	$5.05	1.00%
Class N	$1,000	$976.40	$4.35	$1,000	$1,020.64	$4.45	0.87%
Class Y	$1,000	$974.90	$6.12	$1,000	$1,018.80	$6.26	1.24%
Ivy PineBridge High Yield Fund
Class A	$1,000	$904.50	$4.76	$1,000	$1,020.01	$5.05	1.00%
Class I	$1,000	$905.80	$3.43	$1,000	$1,021.39	$3.64	0.72%
Class N	$1,000	$904.70	$3.43	$1,000	$1,021.39	$3.64	0.72%
Class R	$1,000	$902.20	$7.04	$1,000	$1,017.64	$7.47	1.47%

*

Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended March 31, 2020, and divided by 366.

**	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(1)

This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

6	SEMIANNUAL REPORT	2020

PORTFOLIO HIGHLIGHTS	IVY APOLLO MULTI-ASSET INCOME FUND

ALL DATA IS AS OF MARCH 31, 2020 (UNAUDITED)

Asset Allocation

Stocks	49.1%
Real Estate	9.0%
Financials	8.4%
Health Care	8.0%
Information Technology	4.8%
Consumer Staples	4.6%
Industrials	3.7%
Utilities	3.5%
Energy	2.2%
Materials	1.7%
Communication Services	1.7%
Consumer Discretionary	1.5%
Warrants	0.0%
Bonds	48.5%
Corporate Debt Securities	27.5%
Loans	17.1%
Asset-Backed Securities	2.3%
Mortgage-Backed Securities	1.5%
Other Government Securities	0.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.4%

Country Weightings

North America	57.4%
United States	54.8%
Other North America	2.6%
Europe	26.0%
France	6.2%
United Kingdom	5.3%
Other Europe	14.5%
Pacific Basin	10.1%
Bahamas/Caribbean	3.3%
Other	0.4%
South America	0.4%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.4%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Verizon Communications, Inc.	United States	Communication Services	Integrated Telecommunication Services
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	Information Technology	Semiconductors
AstraZeneca plc	United Kingdom	Health Care	Pharmaceuticals
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
Roche Holdings AG, Genusscheine	Switzerland	Health Care	Pharmaceuticals
Procter & Gamble Co. (The)	United States	Consumer Staples	Household Products
Cisco Systems, Inc.	United States	Information Technology	Communications Equipment
ENEL S.p.A.	Italy	Utilities	Electric Utilities
Philip Morris International, Inc.	United States	Consumer Staples	Tobacco
Samsung Electronics Co. Ltd.	South Korea	Information Technology	Technology Hardware, Storage & Peripherals

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2020	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Integrated Telecommunication Services – 1.5%
Verizon Communications, Inc.	92	$4,938

Wireless Telecommunication Service – 0.2%
SBA Communications Corp.	2	581

Total Communication Services – 1.7%		5,519
Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc. (A)(B)	1	—

Automobile Manufacturers – 0.5%
Subaru Corp. (C)	94	1,795

Casinos & Gaming – 0.7%
Sands China Ltd. (C)	654	2,379

Education Services – 0.1%
Laureate Education, Inc., Class A (A)	11	112

Hotels, Resorts & Cruise Lines – 0.2%
Studio City International Holdings Ltd. ADR (A)	35	717

Total Consumer Discretionary – 1.5%		5,003
Consumer Staples

Household Products – 1.2%
Procter & Gamble Co. (The)	37	4,042

Hypermarkets & Super Centers – 0.5%
Wal-Mart Stores, Inc.	15	1,761

Packaged Foods & Meats – 1.7%
Mowi ASA (C)	96	1,449
Nestle S.A., Registered Shares (C)	42	4,272

		5,721

Tobacco – 1.2%
Philip Morris International, Inc.	52	3,782

Total Consumer Staples – 4.6%		15,306
Energy

Coal & Consumable Fuels – 0.0%
Westmoreland Coal Co. (A)	7	91

Integrated Oil & Gas – 1.4%
PJSC LUKOIL ADR (C)	22	1,297
Total S.A. (C)(D)	85	3,184

		4,481

Oil & Gas Equipment & Services – 0.0%
McDermott International, Inc. (A)(B)	4	—

Oil & Gas Exploration & Production – 0.6%
Bellatrix Exploration Ltd. (A)(B)(C)	76	—	*

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production (Continued)
CNOOC Ltd. (C)	1,711	$1,778

		1,778

Total Energy – 2.0%		6,350
Financials

Asset Management & Custody Banks – 0.5%
3i Group plc (C)	168	1,626

Consumer Finance – 0.5%
ORIX Corp. (C)	142	1,697

Diversified Banks – 2.9%
Bank of Montreal (C)	42	2,123
BNP Paribas S.A. (C)	58	1,690
DBS Group Holdings Ltd. (C)	132	1,721
ING Groep N.V., Certicaaten Van Aandelen (C)	264	1,350
KeyCorp	155	1,612
PT Bank Mandiri (Persero) Tbk (C)	4,156	1,182

		9,678

Investment Banking & Brokerage – 0.8%
Morgan Stanley	81	2,769

Multi-Line Insurance – 1.4%
Axa S.A. (C)	155	2,618
Zurich Financial Services, Registered Shares (C)	6	2,038

		4,656

Other Diversified Financial Services – 0.9%
Citigroup, Inc.	72	3,041

Property & Casualty Insurance – 0.9%
Tokio Marine Holdings, Inc. (C)	63	2,887

Total Financials – 7.9%		26,354
Health Care

Biotechnology – 0.8%
Amgen, Inc.	13	2,656

Health Care Equipment – 0.9%
Koninklijke Philips Electronics N.V., Ordinary Shares (C)	69	2,814

Health Care Services – 1.0%
CVS Caremark Corp.	53	3,167

Pharmaceuticals – 5.3%
Advanz Pharma Corp. (A)(C)(D)	6	22
AstraZeneca plc (C)	49	4,353
GlaxoSmithKline plc (C)	157	2,953
Pfizer, Inc.	97	3,166
Roche Holdings AG, Genusscheine (C)	13	4,224
Sanofi-Aventis (C)	33	2,819

		17,537

Total Health Care – 8.0%		26,174

COMMON STOCKS (Continued)	Shares	Value
Industrials

Aerospace & Defense – 1.5%
BAE Systems plc (C)	299	$1,919
Lockheed Martin Corp.	8	2,865

		4,784

Construction & Engineering – 0.8%
Vinci (C)	35	2,850

Electrical Components & Equipment – 1.4%
Eaton Corp.	27	2,123
Schneider Electric S.A. (C)	33	2,800

		4,923

Total Industrials – 3.7%		12,557
Information Technology

Communications Equipment – 1.2%
Cisco Systems, Inc.	102	4,013

Semiconductors – 2.4%
QUALCOMM, Inc.	50	3,367
Taiwan Semiconductor Manufacturing Co. Ltd. (C)	519	4,672

		8,039

Technology Hardware, Storage & Peripherals – 1.2%
Samsung Electronics Co. Ltd. (C)	97	3,755

Total Information Technology – 4.8%		15,807
Materials

Construction Materials – 0.5%
CRH plc (C)	65	1,765

Diversified Chemicals – 0.4%
Eastman Chemical Co.	27	1,279

Diversified Metals & Mining – 0.8%
Anglo American plc (C)	153	2,687

Total Materials – 1.7%		5,731
Real Estate

Diversified Real Estate Activities – 0.7%
CapitaLand Ltd. (C)	166	332
Daibiru Corp. (C)	22	177
Heiwa Real Estate Co. Ltd. (C)	5	137
Henderson Land Development Co. Ltd. (C)	55	209
Mitsubishi Estate Co. Ltd. (C)	36	527
Mitsui Fudosan Co. Ltd. (C)	17	298
Nomura Real Estate Holdings, Inc. (C)	3	49
Sun Hung Kai Properties Ltd. (C)	42	553

		2,282

Diversified REITs – 0.6%
Cominar Real Estate Investment Trust (C)	16	94
Dexus (C)	38	209

8	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Diversified REITs (Continued)
Gecina (C)	3		$387
GPT Group (C)	63		139
H&R Real Estate Investment Trust (C)	9		54
Land Securities Group plc (C)	34		234
Merlin Properties Socimi S.A. (C)	20		152
Mirvac Group (C)	104		132
Nomura Real Estate Master Fund, Inc. (C)	—	*	265
Star Asia Investment Corp. (C)	—	*	123
VEREIT, Inc.	15		71

			1,860

Health Care REITs – 0.6%
Aedifica S.A. (C)	—	*	29
Healthcare Trust of America, Inc., Class A	22		542
Ventas, Inc.	19		521
Welltower, Inc.	17		786

			1,878

Hotel & Resort REITs – 0.1%
Park Hotels & Resorts, Inc.	12		93
Pebblebrook Hotel Trust	12		128
Sunstone Hotel Investors, Inc.	27		236

			457

Industrial REITs – 1.1%
CRE Logistics REIT, Inc. (C)	—	*	105
Duke Realty Corp.	24		787
First Industrial Realty Trust, Inc.	16		529
GLP J-REIT (C)	—	*	209
ITOCHU Advance Logistics Investment Corp. (C)	—	*	171
Mapletree Investments Pte Ltd. (C)	48		81
Mitsui Fudosan Logistics Park, Inc. (C)	—	*	135
Nippon Prologis, Inc. (C)	—	*	176
ProLogis, Inc.	11		878
Safestore Holdings plc (C)	16		125
SEGRO plc (C)	44		415

			3,611

Office REITs – 1.3%
Cousins Properties, Inc.	1		24
Daiwa Office Investment Corp. (C)	—	*	117
Derwent London plc (C)	8		332
Global One Corp. (C)	—	*	168
Great Portland Estates plc (C)	6		54
Hibernia REIT plc (C)	215		248
Highwoods Properties, Inc.	11		376
Hudson Pacific Properties, Inc.	16		398
Ichigo Office REIT Investment Corp. (A)(C)	—	*	100
Invesco Office J-REIT, Inc. (C)	2		229
Japan Excellent, Inc. (C)	—	*	263
Japan Real Estate Investment Corp. (C)	—	*	306
Kilroy Realty Corp.	13		824
ORIX JREIT, Inc. (C)	—	*	268
Sankei Real Estate, Inc. (C)	—	*	168
Vornado Realty Trust	14		511

			4,386

COMMON STOCKS (Continued)	Shares		Value
Real Estate Development – 0.4%
Cheung Kong (Holdings) Ltd. (C)	84		$457
New World Development Co. Ltd. (C)	673		718
Wharf (Holdings) Ltd. (The) (C)(D)	49		202

			1,377

Real Estate Operating Companies – 0.9%
Deutsche Wohnen AG (C)	11		409
Entra ASA (C)	37		442
Grainger plc (C)	83		263
Keihanshin Building Co. Ltd. (C)	10		125
Shurgard Self Storage Europe S.a.r.l. (C)	6		178
Swire Properties Ltd. (C)	70		196
Vonovia SE (C)	26		1,289

			2,902

Residential REITs – 1.3%
American Campus Communities, Inc.	13		372
AvalonBay Communities, Inc.	7		1,047
Camden Property Trust	4		339
Canadian Apartment Properties REIT (C)	14		423
Equity Residential	8		486
Essex Property Trust, Inc.	2		367
Invitation Homes, Inc.	48		1,016
Irish Residential Properties REIT plc (C)	94		128
Japan Rental Housing Investments, Inc. (C)	—	*	69
Starts Proceed Investment Corp. (C)	—	*	75

			4,322

Retail REITs – 1.0%
Agree Realty Corp.	5		306
Federal Realty Investment Trust	—	*	32
First Capital REIT (C)	36		353
Frasers Centrepoint Trust (C)	113		177
Link (The) (C)	27		231
National Retail Properties, Inc.	17		560
Realty Income Corp.	7		325
Regency Centers Corp.	13		498
Simon Property Group, Inc.	9		490
SITE Centers Corp.	3		16
Weingarten Realty Investors	7		100

			3,088

Specialized REITs – 1.0%
Big Yellow Group plc (C)	10		119
CubeSmart	15		393
Digital Realty Trust, Inc.	6		820
Equinix, Inc.	—	*	203
Public Storage, Inc.	6		1,218
VICI Properties, Inc.	25		422

			3,175

Total Real Estate – 9.0%			29,338

COMMON STOCKS (Continued)	Shares	Value
Utilities

Electric Utilities – 2.4%
E.ON AG (C)	214	$2,200
ENEL S.p.A. (C)	550	3,791
Exelon Corp.	56	2,047

		8,038

Multi-Utilities – 0.6%
RWE Aktiengesellschaft (C)	70	1,828

Water Utilities – 0.5%
Guangdong Investment Ltd. (C)	906	1,738

Total Utilities – 3.5%		11,604

TOTAL COMMON STOCKS – 48.4%		$159,743
(Cost: $174,351)

INVESTMENT FUNDS
Registered Investment Companies – 0.5%
iShares iBoxx $ High Yield Corporate Bond ETF (D)	21	1,618

TOTAL INVESTMENT FUNDS – 0.5%		$1,618
(Cost: $1,788)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC (A)(B)(E)	233	—	*

Total Consumer Staples – 0.0%		—	*
Energy

Oil & Gas Exploration & Production – 0.2%
Targa Resources Corp., 9.500% (A)(E)	1	752

Total Energy – 0.2%		752

TOTAL PREFERRED STOCKS – 0.2%		$752
(Cost: $1,521)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
Ultra Resources, Inc., expires 7–14–25 (F)	3	—	*

TOTAL WARRANTS – 0.0%		$—	*
(Cost: $1)

ASSET-BACKED SECURITIES	Principal
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps), 5.331%, 7–15–26 (G)(H)	$600	493

2020	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES (Continued)	Principal		Value
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps), 9.569%, 7–20–28 (H)		$650	$466
Audax Senior Debt CLO II LLC, Series 2019-2A, Class C (3-Month U.S LIBOR plus 490 bps), 6.811%, 10–22–29 (G)(H)		250	186
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps), 8.256%, 7–23–31 (G)(H)		750	497
GoldenTree Loan Management CLO Ltd., Series 2X, Class D (3-Month EURIBOR plus 285 bps), 2.850%, 1–20–32 (H)(I)	EUR	385	298
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps), 5.294%, 10–25–30 (G)(H)		$1,000	673
Northwoods Capital XI-B Ltd. and Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps), 5.107%, 11–13–31 (G)(H)		1,200	791
Octagon Investment Partners 40 Ltd., Series 2019-1A, Class E (3-Month U.S. LIBOR plus 646 bps), 8.279%, 4–20–31 (G)(H)		1,250	813
OZLM Ltd., Series 2014-9A, Class DRR (3-Month U.S. LIBOR plus 612 bps), 7.939%, 10–20–31 (G)(H)		500	306
Rockford Tower CLO Ltd., Series 2019-2A, Class B (3-Month U.S. LIBOR plus 193 bps), 3.625%, 8–20–32 (G)(H)		500	447
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps), 5.719%, 10–20–30 (G)(H)		750	531
Trestles CLO Ltd., Series 2017-1A, Class D (3-Month U.S. LIBOR plus 668 bps), 8.474%, 7–25–29 (G)(H)		750	531
Trinitas CLO Ltd., Ser 2019-11A, Class D (3-MonthU.S. LIBOR plus 422 bps), 6.051%, 7–15–32 (G)(H)		1,000	742
Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps), 7.719%, 7–20–31 (G)(H)		750	481
Venture CDO Ltd., Series 17-26A, Class D (3-Month U.S. LIBOR plus 425 bps), 6.069%, 1–20–29 (G)(H)		400	297
Venture CDO Ltd., Series 2020-39A, Class D (3-Month U.S. LIBOR plus 425 bps), 5.710%, 4–15–33 (G)(H)		750	495

TOTAL ASSET-BACKED SECURITIES – 2.3%			$8,047
(Cost: $11,317)

CORPORATE DEBT SECURITIES	Principal		Value
Communication Services

Advertising – 0.1%
Alliance Data Systems Corp., 4.750%, 12–15–24 (G)		$465	$353
Lamar Media Corp., 4.000%, 2–15–30 (G)		110	102

			455

Alternative Carriers – 0.0%
Front Range BidCo, Inc., 4.000%, 3–1–27 (G)		129	123

Broadcasting – 0.5%
Clear Channel Outdoor Holdings, Inc., 5.125%, 8–15–27 (G)		822	770
Clear Channel Worldwide Holdings, Inc., 9.250%, 2–15–24 (G)		609	524
Globo Comunicacoes e Participacoes S.A.:
4.843%, 6–8–25		200	181
4.875%, 1–22–30 (G)		200	171
Nexstar Escrow Corp., 5.625%, 8–1–24 (G)		53	50
Nexstar Escrow, Inc., 5.625%, 7–15–27 (G)		30	29

			1,725

Cable & Satellite – 4.7%
Altice Financing S.A.:
7.500%, 5–15–26 (G)		1,600	1,556
5.000%, 1–15–28 (G)		220	195
Altice France Holding S.A.:
10.500%, 5–15–27 (G)		1,706	1,800
6.000%, 2–15–28 (G)		1,641	1,443
Altice France S.A.:
7.375%, 5–1–26 (G)		1,122	1,133
8.125%, 2–1–27 (G)		1,200	1,251
3.375%, 1–15–28 (G)(I)	EUR	100	103
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.000%, 2–1–28 (G)		$726	729
4.500%, 8–15–30 (G)		137	134
4.500%, 5–1–32 (G)		206	201
CSC Holdings LLC:
5.500%, 5–15–26 (G)		500	517
5.375%, 2–1–28 (G)		880	897
5.750%, 1–15–30 (D)(G)		202	204
DISH DBS Corp.:
5.875%, 7–15–22		1,000	974
5.875%, 11–15–24		335	326
7.750%, 7–1–26		498	512
Grupo Televis S.A.B. de C.V., 5.000%, 5–13–45		200	201
Intelsat Jackson Holdings S.A., 9.500%, 9–30–22 (G)		1,719	1,753
Neptune Finco Corp., 6.625%, 10–15–25 (G)		225	237
Quebecor Media, Inc., 5.750%, 1–15–23		228	231
VTR Finance B.V., 6.875%, 1–15–24 (G)		1,066	967

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Cable & Satellite (Continued)
Ziggo B.V., 2.875%, 1–15–30 (G)(I)	EUR	170	$171

			15,535

Integrated Telecommunication Services – 1.7%
Frontier Communications Corp.:
7.125%, 1–15–23 (E)		$76	18
7.625%, 4–15–24 (E)		55	14
6.875%, 1–15–25 (E)		942	236
11.000%, 9–15–25 (E)		1,409	366
8.500%, 4–1–26 (G)		1,762	1,610
8.000%, 4–1–27 (G)		1,532	1,511
9.000%, 8–15–31 (E)		53	13
West Corp., 8.500%, 10–15–25 (G)		2,588	1,888

			5,656

Publishing – 0.2%
MDC Partners, Inc., 6.500%, 5–1–24 (G)		688	516

Wireless Telecommunication Service – 0.7%
Digicel Group Ltd.:
6.000%, 4–15–21 (E)(G)		403	230
8.250%, 9–30–22 (E)(G)		195	30
8.250%, 12–30–22 (E)(G)		715	340
Digicel Group Ltd. (7.125% Cash and 2.000% PIK), 9.125%, 4–1–24 (E)(G)(J)		510	64
Digicel International Finance Ltd., 8.750%, 5–25–24 (G)		1,676	1,500
Digicel Ltd., 6.750%, 3–1–23 (G)		1,000	450

			2,614

Total Communication Services – 7.9%			26,624
Consumer Discretionary

Automobile Manufacturers – 0.1%
Tesla, Inc. (GTD by SolarCity Corp.), 5.300%, 8–15–25 (G)		172	161

Automotive Retail – 0.5%
Allison Transmission, Inc., 5.000%, 10–1–24 (G)		136	132
Asbury Automotive Group, Inc.:
4.500%, 3–1–28 (G)		293	249
4.750%, 3–1–30 (G)		293	249
Carvana Co., 8.875%, 10–1–23 (G)		600	567
Dealer Tire LLC and DT Issuer LLC, 8.000%, 2–1–28 (G)		110	88
Lithia Motors, Inc., 4.625%, 12–15–27 (G)		271	244
Sonic Automotive, Inc., 6.125%, 3–15–27		185	163

			1,692

Casinos & Gaming – 0.8%
Boyd Gaming Corp., 4.750%, 12–1–27 (G)		324	267
Churchill Downs, Inc., 5.500%, 4–1–27 (G)		102	96

10	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Casinos & Gaming (Continued)
Everi Payments, Inc., 7.500%, 12–15–25 (D)(G)		$565	$429
Gateway Casinos & Entertainment Ltd., 8.250%, 3–1–24 (G)		426	371
Golden Nugget, Inc., 6.750%, 10–15–24 (G)		914	576
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
7.000%, 5–15–28 (G)		43	26
7.250%, 11–15–29 (G)		43	27
Wynn Macau Ltd.:
4.875%, 10–1–24 (G)		200	187
5.500%, 10–1–27 (G)		409	363
5.125%, 12–15–29 (D)(G)		65	55

			2,397

Education Services – 0.5%
Laureate Education, Inc., 8.250%, 5–1–25 (G)		1,730	1,722

Homebuilding – 0.2%
K. Hovnanian Enterprises, Inc., 10.500%, 2–15–26 (G)		500	481
Lennar Corp., 4.125%, 1–15–22		214	212

			693

Hotels, Resorts & Cruise Lines – 0.1%
Boyne USA, Inc., 7.250%, 5–1–25 (G)		426	407

Leisure Facilities – 0.1%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4–15–27		356	306

Restaurants – 0.0%
Tasty Bondco 1 S.A., 6.250%, 5–15–26 (G)(I)	EUR	162	129

Specialized Consumer Services – 0.3%
Klesia Prevoyance, 5.375%, 12–8–26 (I)		200	212
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.500%, 10–1–21 (G)		$400	392
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4–15–22 (G)		148	136
Service Corp. International, 5.125%, 6–1–29		341	348

			1,088

Specialty Stores – 1.0%
Party City Holdings, Inc., 6.625%, 8–1–26 (G)		299	30
Staples, Inc.:
7.500%, 4–15–26 (G)		2,584	2,261

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Specialty Stores (Continued)
10.750%, 4–15–27 (D)(G)		$1,117	$857

			3,148

Total Consumer Discretionary – 3.6%			11,743
Consumer Staples

Food Retail – 0.1%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC, 4.875%, 2–15–30 (D)(G)		220	218

Packaged Foods & Meats – 2.1%
JBS Investments II GmbH (GTD by JBS S.A.), 7.000%, 1–15–26		200	199
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (G)		782	792
5.750%, 6–15–25 (G)		790	798
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2–15–28 (G)		907	968
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4–15–29 (G)		380	408
5.500%, 1–15–30 (G)		448	462
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (G)		153	154
5.875%, 9–30–27 (G)		550	548
Post Holdings, Inc.:
5.000%, 8–15–26 (G)		220	226
5.750%, 3–1–27 (G)		973	997
Simmons Foods, Inc.:
7.750%, 1–15–24 (G)		274	274
5.750%, 11–1–24 (G)		1,182	1,073

			6,899

Soft Drinks – 0.0%
Sunshine Mid B.V.,
6.500%, 5–15–26 (I)	EUR	100	103

Total Consumer Staples – 2.2%			7,220
Energy

Coal & Consumable Fuels – 0.1%
Minejesa Capital B.V.,
4.625%, 8–10–30		$200	178

Oil & Gas Drilling – 0.2%
KCA Deutag UK Finance plc,
7.250%, 5–15–21 (G)		1,000	355
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (G)(K)		1,400	329
Valaris plc,
7.750%, 2–1–26		443	41

			725

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Oil & Gas Equipment & Services – 0.0%
Nine Energy Service, Inc.,
8.750%, 11–1–23 (G)		$311	$78

Oil & Gas Exploration & Production – 1.1%
Abu Dhabi National Energy Co.,
4.000%, 10–3–49 (G)		200	184
Bellatrix Exploration Ltd.,
8.500%, 9–11–23 (L)		177	107
Bellatrix Exploration Ltd.
(3.000% Cash or 9.500% PIK), 9.500%, 12–15–23 (J)(L)		193	107
Chesapeake Energy Corp.,
11.500%, 1–1–25 (G)		506	81
Crownrock L.P.,
5.625%, 10–15–25 (G)		1,255	653
Endeavor Energy Resources L.P.:
5.500%, 1–30–26 (G)		438	302
5.750%, 1–30–28 (G)		319	217
Extraction Oil & Gas, Inc.,
5.625%, 2–1–26 (G)		642	106
Laredo Petroleum, Inc.:
9.500%, 1–15–25		660	264
10.125%, 1–15–28 (D)		440	167
Moss Creek Resources Holdings, Inc.,
7.500%, 1–15–26 (G)		754	219
QEP Resources, Inc.:
6.875%, 3–1–21		103	52
5.250%, 5–1–23		210	78
5.625%, 3–1–26 (D)		183	67
Sanchez Energy Corp.,
7.250%, 2–15–23 (D)(G)(L)		111	17
Seven Generations Energy Ltd.:
6.750%, 5–1–23 (G)		971	680
5.375%, 9–30–25 (G)		419	230
Ultra Resources, Inc.
(9.000% Cash and 2.000% PIK), 11.000%, 7–12–24 (J)		176	10

			3,541

Oil & Gas Refining & Marketing – 0.5%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10–1–24		163	29
6.375%, 7–1–26		218	35
Comstock Escrow Corp.,
9.750%, 8–15–26		1,809	1,284
EG Global Finance plc:
4.375%, 2–7–25 (G)(I)	EUR	169	141
6.250%, 10–30–25 (G)(I)		107	94
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5–1–24 (G)(L)		$207	—	*
8.000%, 2–15–25 (G)(L)		221	1
7.750%, 5–15–26 (G)(L)		323	39
PBF Holding Co. LLC,
6.000%, 2–15–28 (G)		220	148

			1,771

Total Energy – 1.9%			6,293

2020	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Financials

Asset Management & Custody Banks – 0.0%
MDGH-GMTN B.V.,
3.700%, 11–7–49 (G)		$200	$185

Consumer Finance – 0.1%
CURO Group Holdings Corp.,
8.250%, 9–1–25 (G)		478	337

Diversified Banks – 0.6%
Banco de Bogota S.A.,
5.375%, 2–19–23		200	194
Banco de Credito del Peru,
6.125%, 4–24–27		200	205
Bancolombia S.A.,
4.625%, 12–18–29		300	262
Bank Leumi Israel B.M.,
3.275%, 1–29–31 (G)		400	366
BBVA Bancomer S.A.:
5.350%, 11–12–29		200	182
5.875%, 9–13–34 (G)		200	167
TerraForm Power Operating LLC (GTD by TerraForm Power LLC),
4.750%, 1–15–30 (G)		341	331

			1,707

Financial Exchanges & Data – 0.3%
Refinitiv U.S. Holdings, Inc.,
8.250%, 11–15–26 (G)		972	1,025

Insurance Brokers – 0.7%
NFP Corp.:
6.875%, 7–15–25 (G)		1,997	1,967
8.000%, 7–15–25 (G)		422	386
Vienna Insurance Group AG,
5.500%, 10–9–43 (I)	EUR	100	115

			2,468

Life & Health Insurance – 0.4%
Aegon N.V.,
4.000%, 4–25–44 (I)		200	220
MetLife, Inc.:
9.250%, 4–8–38 (G)		$445	556
10.750%, 8–1–39		452	628

			1,404

Multi-line Insurance – 0.0%
La Mondiale SAM,
6.750%, 4–25–44 (I)	EUR	100	118

Multi-Line Insurance – 0.1%
ASR Nederland N.V.,
5.125%, 9–29–45 (I)		100	115
Humanis Prevoyance,
5.750%, 10–22–25 (I)		300	331

			446

Other Diversified Financial Services – 0.3%
New Cotai LLC and New Cotai Capital Corp.
(10.625% Cash or 10.625% PIK), 10.625%, 5–1–19 (G)(J)(L)		$2,703	946

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Property & Casualty Insurance – 0.5%
Amwins Group, Inc.,
7.750%, 7–1–26 (G)		$657	$641
GTCR AP Finance, Inc.,
8.000%, 5–15–27 (G)		307	282
Hub International Ltd.,
7.000%, 5–1–26 (G)		821	813
Mapfre S.A.,
4.375%, 3–31–47 (I)	EUR	100	114

			1,850

Specialized Finance – 0.5%
BCPE Cycle Merger Sub II, Inc.,
10.625%, 7–15–27 (G)		$809	680
Compass Group Diversified Holdings LLC,
8.000%, 5–1–26 (G)		434	417
Galaxy Bidco Ltd.,
6.500%, 7–31–26 (I)	GBP	100	112
NBK Tier 1 Financing (2) Ltd.,
4.500%, 5–27–68 (G)		$300	282
Rede D’Or Finance S.a.r.l.,
4.500%, 1–22–30 (G)		300	260

			1,751

Thrifts & Mortgage Finance – 0.1%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6–15–25 (G)		510	427

Total Financials – 3.6%			12,664
Health Care

Health Care Equipment – 0.0%
Hologic, Inc.,
4.625%, 2–1–28 (G)		132	131

Health Care Facilities – 0.6%
HCA, Inc. (GTD by HCA Holdings, Inc.),
3.500%, 9–1–30		69	63
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc.,
9.750%, 12–1–26 (G)		1,276	1,208
Surgery Center Holdings, Inc.,
10.000%, 4–15–27 (G)		924	647

			1,918

Health Care Services – 0.2%
Heartland Dental LLC,
8.500%, 5–1–26 (G)		789	588

Health Care Supplies – 0.1%
Catalent Pharma Solutions, Inc.,
2.375%, 3–1–28 (G)(I)	EUR	133	135

Health Care Technology – 0.5%
Verscend Holding Corp.,
9.750%, 8–15–26 (G)		$1,581	1,578

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Managed Health Care – 0.0%
Centene Corp.,
4.625%, 12–15–29 (G)		$100	$100

Pharmaceuticals – 0.7%
Advanz Pharma Corp.,
8.000%, 9–6–24		72	63
Bausch Health Cos., Inc.:
6.125%, 4–15–25 (G)		291	287
9.000%, 12–15–25 (G)		153	161
9.250%, 4–1–26 (G)		441	460
8.500%, 1–31–27 (G)		832	870
Par Pharmaceutical, Inc.,
7.500%, 4–1–27 (D)(G)		557	554

			2,395

Total Health Care – 2.1%			6,845
Industrials

Aerospace & Defense – 1.8%
Arconic Rolled Products Corp.,
6.125%, 2–15–28 (G)		88	90
TransDigm UK Holdings plc,
6.875%, 5–15–26		366	340
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7–15–24		1,047	997
6.500%, 5–15–25		200	190
6.250%, 3–15–26 (G)		786	782
6.375%, 6–15–26		202	194
7.500%, 3–15–27		408	393
5.500%, 11–15–27 (G)		1,051	943
Wolverine Escrow LLC:
8.500%, 11–15–24 (G)		1,167	931
9.000%, 11–15–26 (G)		1,703	1,384
13.125%, 11–15–27 (G)		128	102

			6,346

Airlines – 0.0%
Swissport Financing S.a.r.l.,
5.250%, 8–15–24 (G)(I)	EUR	150	98

Building Products – 0.2%
CEMEX S.A.B. de C.V.,
6.000%, 4–1–24		$200	173
JELD-WEN, Inc.,
4.875%, 12–15–27 (G)		113	100
Standard Industries, Inc.:
2.250%, 11–21–26 (G)(I)	EUR	100	89
4.750%, 1–15–28 (G)		$62	57

			419

Diversified Support Services – 0.2%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (G)		665	379
Q-Park Holding I B.V.,
2.000%, 3–1–27 (G)(I)	EUR	100	94
United Rentals (North America), Inc. (GTD by United Rentals, Inc.):
5.875%, 9–15–26		$133	135
3.875%, 11–15–27		50	47

			655

12	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Environmental & Facilities Services – 0.2%
GFL Environmental, Inc.:
7.000%, 6–1–26 (G)	$388	$376
5.125%, 12–15–26 (G)	21	20
8.500%, 5–1–27 (G)	86	86
Waste Pro USA, Inc.,
5.500%, 2–15–26 (G)	86	80

		562

Marine Ports & Services – 0.1%
DP World plc,
6.850%, 7–2–37 (G)	200	188
Mersin Uluslararasi Liman Isletmeciligi A.S.,
5.375%, 11–15–24	200	180

		368

Railroads – 0.1%
Lima Metro Line 2 Finance Ltd.:
5.875%, 7–5–34 (G)	218	232
4.350%, 4–5–36 (G)	200	189

		421

Security & Alarm Services – 0.2%
Brink’s Co. (The),
4.625%, 10–15–27 (G)	150	139
Garda World Security Corp. (GTD by GW Intermediate Corp.),
4.625%, 2–15–27 (G)	236	211
Prime Security Services Borrower LLC and Prime Finance, Inc.,
6.250%, 1–15–28 (G)	330	285

		635

Total Industrials – 2.8%		9,504
Information Technology

Application Software – 0.9%
ACI Worldwide, Inc.,
5.750%, 8–15–26 (G)	16	16
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (G)	1,663	1,364
Orbcomm, Inc.,
8.000%, 4–1–24 (G)	1,015	984
Riverbed Technology, Inc. and Project Homestake Merger Corp.,
8.875%, 3–1–23 (D)(G)	938	596
SS&C Technologies Holdings, Inc.,
5.500%, 9–30–27 (G)	120	124

		3,084

Data Processing & Outsourced Services – 0.1%
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7–15–25 (G)	206	205

Electronic Equipment & Instruments – 0.1%
Itron, Inc.,
5.000%, 1–15–26 (G)	52	49
NCR Corp.:
5.750%, 9–1–27 (G)	113	103

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electronic Equipment & Instruments (Continued)
6.125%, 9–1–29 (G)	$144	$134

		286

IT Consulting & Other Services – 0.1%
NCR Escrow Corp.,
6.375%, 12–15–23	540	533

Total Information Technology – 1.2%		4,108
Materials

Aluminum – 0.4%
Constellium N.V.:
5.750%, 5–15–24 (G)	1,000	893
5.875%, 2–15–26 (D)(G)	391	340
Novelis Corp. (GTD by Novelis, Inc.),
4.750%, 1–30–30 (G)	176	156

		1,389

Commodity Chemicals – 0.2%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (G)	508	446
5.250%, 6–1–27 (G)	203	171

		617

Construction Materials – 0.2%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (G)	886	688

Gold – 0.1%
AngloGold Ashanti Holdings plc,
6.500%, 4–15–40	120	107
Gold Fields Orogen Holding Ltd.,
6.125%, 5–15–29 (G)	200	189

		296

Metal & Glass Containers – 0.2%
ARD Finance S.A. (6.500% Cash or 7.250% PIK),
6.500%, 6–30–27 (G)(J)	320	275
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
4.125%, 8–15–26 (G)	27	27
Crown Americas LLC and Crown Americas Capital Corp. IV,
4.500%, 1–15–23	24	25
Crown Americas LLC and Crown Americas Capital Corp. V,
4.250%, 9–30–26	100	98
HudBay Minerals, Inc.:
7.250%, 1–15–23 (G)	65	57
7.625%, 1–15–25 (G)	98	85

		567

Paper Packaging – 0.2%
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC),
3.500%, 3–15–28 (G)	304	273

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Paper Packaging (Continued)
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7–15–23 (G)		$60	$60
Sealed Air Corp.,
4.000%, 12–1–27 (G)		354	329

			662

Paper Products – 0.3%
American Greetings Corp.,
8.750%, 4–15–25 (G)		1,117	950

Precious Metals & Minerals – 0.0%
Industrias Penoles S.A.B. de C.V.,
5.650%, 9–12–49 (G)		200	175

Specialty Chemicals – 0.0%
Monitchem Holdco 3 S.A.,
5.250%, 3–15–25 (G)(I)	EUR	100	92
Valvoline, Inc.,
4.250%, 2–15–30 (G)		$36	33

			125

Steel – 0.0%
Cleveland-Cliffs, Inc.,
6.750%, 3–15–26 (G)		126	111

Total Materials – 1.6%			5,580
Real Estate

Diversified Real Estate Activities – 0.1%
Shimao Property Holdings Ltd.:
6.375%, 10–15–21		200	202
4.750%, 7–3–22		200	194

			396

Industrial REITs – 0.0%
Avolon Holdings Funding Ltd.,
5.250%, 5–15–24 (G)		171	146

Real Estate Development – 0.1%
Country Garden Holdings Co. Ltd.:
7.250%, 4–4–21		200	200
7.250%, 4–8–26		200	198

			398

Total Real Estate – 0.2%			940
Utilities

Electric Utilities – 0.2%
Colbun S.A.,
3.150%, 3–6–30 (G)		400	348
Israel Electric Corp. Ltd.,
5.000%, 11–12–24		200	208

			556

Renewable Electricity – 0.2%
Clearway Energy Operating LLC,
5.750%, 10–15–25		369	366

2020	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Renewable Electricity (Continued)
NRG Yield Operating LLC,
5.000%, 9–15–26	$366	$354

		720

Total Utilities – 0.4%		1,276

TOTAL CORPORATE DEBT SECURITIES – 27.5%		$92,797
(Cost: $112,340)

MORTGAGE-BACKED SECURITIES
Other Mortgage-Backed Securities – 1.5%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps),
7.831%, 10–15–27 (G)(H)	700	475
ALM Loan Funding XIX LLC, Series 2015-16A, Class D (3-Month U.S. LIBOR plus 510 bps),
6.931%, 7–15–27 (G)(H)	250	162
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps),
4.805%, 4–15–35 (G)(H)	600	428
Diameter Credit Funding II Ltd., Series 2019-2A, Class A,
3.940%, 1–25–38 (G)	1,000	892
Diameter Credit Funding II Ltd., Series 2019-2A, Class B,
4.540%, 1–25–38 (G)	500	395
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class C (3-Month U.S. LIBOR plus 250 bps),
4.080%, 4–15–33 (G)(H)	250	217
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class D (3-Month U.S. LIBOR plus 350 bps),
5.080%, 4–15–33 (G)(H)	250	184
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E (3-Month U.S. LIBOR plus 645 bps),
8.030%, 4–15–33 (G)(H)	250	167
Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps),
7.345%, 1–28–30 (G)(H)	250	161
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps),
3.797%, 2–25–23 (G)(H)	2,100	1,926

		5,007

TOTAL MORTGAGE-BACKED SECURITIES – 1.5%		$5,007
(Cost: $6,143)

OTHER GOVERNMENT SECURITIES (M)	Principal		Value
Bulgaria – 0.1%
Bulgaria Government Bond,
3.125%, 3–26–35 (I)	EUR	200	$279

TOTAL OTHER GOVERNMENT SECURITIES – 0.1%			$279
(Cost: $283)

LOANS (H)
Communication Services

Advertising – 0.3%
ABG Intermediate Holdings 2 LLC (ICE LIBOR plus 350 bps),
4.950%, 9–29–24		$250	197
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps),
4.700%, 7–25–21		542	434
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
7.950%, 7–25–22		438	311

			942

Alternative Carriers – 0.2%
Front Range BidCo, Inc. (ICE LIBOR plus 300 bps),
3.989%, 3–9–27 (B)		250	235
Level 3 Parent LLC (ICE LIBOR plus 175 bps),
2.739%, 3–1–27		189	176

			411

Broadcasting – 0.4%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps),
4.489%, 8–1–26 (B)		980	823
Nexstar Broadcasting, Inc. (3-Month ICE LIBOR plus 275 bps),
4.331%, 9–19–26		240	223
Sinclair Television Group, Inc. (ICE LIBOR plus 250 bps),
3.210%, 9–30–26		249	234

			1,280

Cable & Satellite – 0.4%
CSC Holdings LLC (ICE LIBOR plus 225 bps),
2.862%, 7–17–25		277	264
Intelsat Jackson Holdings S.A.,
0.000%, 11–27–23 (N)		72	66
UPC Broadband Holding B.V.,
0.000%, 4–30–29 (I)(N)	EUR	500	500
Ziggo B.V. (3-Month EURIBOR plus 300 bps),
3.000%, 1–31–29 (I)		500	508

			1,338

Integrated Telecommunication Services – 1.0%
CenturyLink, Inc. (3-Month ICE LIBOR plus 225 bps),
3.239%, 3–15–27		$537	498

LOANS (H) (Continued)	Principal		Value
Integrated Telecommunication Services (Continued)
CenturyLink, Inc. (ICE LIBOR plus 200 bps),
2.989%, 1–31–25		$450	$412
eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps),
3.250%, 5–15–26 (I)	EUR	153	160
Frontier Communications Corp. (ICE LIBOR plus 375 bps):
5.210%, 6–15–24		$2	2
5.350%, 6–15–24		494	467
Telenet Financing USD LLC (ICE LIBOR plus 200 bps),
2.705%, 4–30–28		250	228
Telenet International Finance S.a.r.l. (6-Month EURIBOR plus 225 bps),
2.250%, 4–30–29 (I)	EUR	250	259
West Corp. (3-Month ICE LIBOR plus 400 bps),
5.450%, 10–10–24		$1,855	1,383

			3,409

Movies & Entertainment – 0.1%
1232743 B.C. Ltd.,
0.000%, 2–7–27 (B)(N)		250	165

Publishing – 0.1%
Recorded Books, Inc.,
0.000%, 8–31–25 (N)		198	171
Recorded Books, Inc. (ICE LIBOR plus 425 bps),
4.960%, 8–31–25		189	163

			334

Wireless Telecommunication Service – 0.3%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps),
4.870%, 5–27–24		762	589
Iridium Satellite LLC (ICE LIBOR plus 375 bps),
4.750%, 11–4–26		250	235

			824

Total Communication Services – 2.8%			8,703
Consumer Discretionary

Apparel Retail – 0.2%
Speedster Bidco GmbH,
0.000%, 2–14–27 (I)(N)	EUR	250	236
Talbots, Inc. (The) (ICE LIBOR plus 700 bps),
8.450%, 11–28–22		$632	474
TRLG Intermediate Holdings LLC,
10.000%, 10–27–22 (E)		131	123

			833

Auto Parts & Equipment – 0.1%
Rough Country LLC (ICE LIBOR plus 375 bps),
4.572%, 5–25–23		222	216

14	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

LOANS (H) (Continued)	Principal			Value
Automotive Retail – 0.2%
Belron Finance U.S. LLC (ICE LIBOR plus 250 bps),
4.270%, 11–7–26 (B)		$249		$234
Dealer Tire LLC (1-Month ICE LIBOR plus 425 bps),
5.239%, 12–19–25		30		24
EG Finco Ltd. (3-Month EURIBOR plus 400 bps),
4.000%, 2–5–25 (I)	EUR	499		428

				686

Casinos & Gaming – 0.3%
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps),
5.955%, 11–9–20		$800		750
GVC Holdings plc (ICE LIBOR plus 225 bps),
3.308%, 3–16–24		245		198
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps),
2.989%, 10–19–23		89		69

				1,017

Department Stores – 0.0%
Belk, Inc. (ICE LIBOR plus 675 bps),
7.750%, 7–31–25		95		52
Neiman Marcus Group Ltd. LLC (3-Month ICE LIBOR plus 550 bps),
7.516%, 10–25–23 (B)(J)		—	*	—	*

				52

Hotels, Resorts & Cruise Lines – 0.4%
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps),
7.006%, 5–9–20		261		260
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps),
5.705%, 8–9–20		150		145
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps),
6.322%, 6–8–25		197		163
Times Square JV LLC and CPTS Hotel Lessee LLC (1-Month U.S. LIBOR plus 600 bps),
7.006%, 5–9–20		642		640

				1,208

Housewares & Specialties – 0.2%
KIK Custom Products, Inc.,
0.000%, 5–15–23 (N)		36		32
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps),
5.000%, 5–15–23		697		621

				653

Leisure Facilities – 0.1%
United PF Holdings LLC,
0.000%, 1–6–27 (B)(N)		65		47

LOANS (H) (Continued)	Principal	Value
Leisure Facilities (Continued)
United PF Holdings LLC (ICE LIBOR plus 400 bps),
5.450%, 1–6–27 (B)	$528	$380

		427

Restaurants – 0.1%
CEC Entertainment, Inc. (ICE LIBOR plus 650 bps),
7.572%, 8–30–26	512	272
NPC International, Inc. (ICE LIBOR plus 750 bps),
9.277%, 4–18–25 (L)	572	6

		278

Specialized Consumer Services – 0.3%
Asurion LLC (ICE LIBOR plus 600 bps),
7.489%, 8–4–25	666	607
frontdoor, Inc. (ICE LIBOR plus 250 bps),
3.500%, 8–16–25 (B)	246	234

		841

Specialty Stores – 0.4%
Jo-Ann Stores, Inc.,
0.000%, 10–16–23 (N)	44	16
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
6.000%, 10–16–23	659	238
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps),
10.250%, 5–21–24	671	142
Party City Holdings, Inc.,
0.000%, 8–19–22 (N)	137	66
Party City Holdings, Inc. (ICE LIBOR plus 250 bps):
4.100%, 8–19–22	67	32
4.110%, 8–19–22	69	34
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps),
5.027%, 1–26–23	545	376
Staples, Inc. (ICE LIBOR plus 500 bps),
6.515%, 4–12–26	924	725

		1,629

Textiles – 0.2%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps),
5.322%, 6–15–25 (B)	693	603

Tires & Rubber – 0.1%
Wheel Pros, Inc. (ICE LIBOR plus 475 bps),
5.822%, 4–4–25 (B)	146	102
Winter Park Intermediate, Inc. (ICE LIBOR plus 475 bps),
5.739%, 4–4–25 (B)	100	70

		172

Total Consumer Discretionary – 2.6%		8,615

LOANS (H) (Continued)	Principal		Value
Consumer Staples

Packaged Foods & Meats – 0.5%
Bellring Brands LLC (ICE LIBOR plus 500 bps),
6.000%, 10–21–24		$412	$384
Froneri Lux Finco S.a.r.l.,
0.000%, 1–30–27 (I)(N)	EUR	250	260
Froneri Lux Finco S.a.r.l. (3-Month EURIBOR plus 262.5 bps),
2.625%, 1–30–27 (I)		250	260
Froneri U.S., Inc. (ICE LIBOR plus 225 bps),
3.239%, 1–30–27 (B)		$500	474
Upfield B.V. (3-Month EURIBOR plus 350 bps),
3.500%, 7–2–25 (I)	EUR	250	250

			1,628

Total Consumer Staples – 0.5%			1,628
Energy

Coal & Consumable Fuels – 0.2%
Foresight Energy LLC,
0.000%, 9–10–20 (N)		$79	76
Foresight Energy LLC (1-Month ICE LIBOR plus 1,100 bps),
13.000%, 9–10–20		96	93
Foresight Energy LLC (ICE LIBOR plus 725 bps),
7.363%, 3–28–22 (L)		1,168	152
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
9.093%, 3–15–22		134	130
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK),
15.000%, 3–15–29 (B)(J)		493	296

			747

Oil & Gas Drilling – 0.1%
KCA Deutag U.S. Finance LLC (ICE LIBOR plus 675 bps),
8.200%, 2–28–23		490	172

Oil & Gas Exploration & Production – 0.0%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps),
11.988%, 12–31–21		435	20
California Resources Corp. (ICE LIBOR plus 475 bps),
6.363%, 12–31–22		323	71

			91

Oil & Gas Refining & Marketing – 0.1%
EG America LLC (ICE LIBOR plus 400 bps),
5.072%, 2–5–25		291	211

Oil & Gas Storage & Transportation – 0.2%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps),
6.620%, 3–1–26		900	588

2020	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

LOANS (H) (Continued)	Principal		Value
Oil & Gas Storage & Transportation (Continued)
Oryx Midstream Holdings LLC (ICE LIBOR plus 400 bps),
4.989%, 5–22–26 (B)		$324	$194

			782

Total Energy – 0.6%			2,003
Financials

Asset Management & Custody Banks – 0.4%
Deerfield Dakota Holding LLC,
0.000%, 3–5–27 (B)(N)		250	210
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps),
7.679%, 7–20–26		689	517
HarbourVest Partners LLC (ICE LIBOR plus 225 bps),
3.927%, 3–1–25		211	186
Jade Germany GmbH (3-Month EURIBOR plus 475 bps),
5.750%, 5–31–23 (I)	EUR	486	367

			1,280

Financial Exchanges & Data – 0.2%
Hudson River Trading LLC (ICE LIBOR plus 300 bps),
3.941%, 2–18–27		$341	302
Refinitiv U.S. Holdings, Inc. (3-Month EURIBOR plus 400 bps),
3.250%, 10–1–25 (I)	EUR	138	144

			446

Insurance Brokers – 0.3%
AssuredPartners, Inc. (ICE LIBOR plus 350 bps),
4.489%, 2–13–27		$249	216
NFP Corp. (ICE LIBOR plus 325 bps),
4.239%, 2–13–27		668	570

			786

Investment Banking & Brokerage – 0.3%
ION Trading Finance Ltd. (3-Month EURIBOR plus 325 bps),
4.250%, 11–21–24 (I)	EUR	249	221
ION Trading Finance Ltd. (ICE LIBOR plus 400 bps),
5.072%, 11–21–24		$276	226
Jane Street Group LLC (ICE LIBOR plus 300 bps),
4.613%, 1–7–25		588	523

			970

Multi-Sector Holdings – 0.1%
THG Operations Holdings Ltd.,
0.000%, 12–10–26 (I)(N)	EUR	250	239

Other Diversified Financial Services – 0.2%
AqGen Ascensus, Inc. (ICE LIBOR plus 350 bps),
5.072%, 12–3–22		$369	329

LOANS (H) (Continued)	Principal	Value
Other Diversified Financial Services (Continued)
AqGen Ascensus, Inc. (ICE LIBOR plus 425 bps),
5.322%, 12–3–22 (B)	$213	$192
New Cotai LLC,
0.000%, 7–20–20 (N)	5	5
New Cotai LLC (1-Month U.S. LIBOR plus 25 bps):
2.250%, 7–20–20	7	7
3.500%, 7–20–20	7	8

		541

Property & Casualty Insurance – 0.5%
Alera Group Intermediate Holdings, Inc. (3-Month ICE LIBOR plus 450 bps):
4.989%, 8–1–25 (B)	1	1
5.072%, 8–1–25 (B)	249	215
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps),
5.489%, 2–28–25	1,612	1,274

		1,490

Specialized Finance – 0.2%
Gulf Finance LLC (ICE LIBOR plus 525 bps):
6.710%, 8–25–23	336	168
6.840%, 8–25–23	559	279
MA FinanceCo. LLC (ICE LIBOR plus 275 bps),
3.489%, 6–21–24	43	38

		485

Total Financials – 2.2%		6,237
Health Care

Biotechnology – 0.1%
Grifols S.A. (3-Month EURIBOR plus 225 bps),
2.250%, 11–15–27 (I)	EUR249	265

Health Care Equipment – 0.2%
Exactech, Inc. (ICE LIBOR plus 375 bps),
4.750%, 2–14–25	$245	193
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps),
11.556%, 10–1–25	107	68
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps),
6.527%, 8–28–22	244	174

		435

Health Care Facilities – 0.4%
BW NHHC Holdco, Inc. (ICE LIBOR plus 500 bps),
6.615%, 5–15–25	139	79
Gentiva Health Services, Inc. (ICE LIBOR plus 325 bps),
4.250%, 7–2–25 (B)	1,245	1,164

LOANS (H) (Continued)	Principal		Value
Health Care Facilities (Continued)
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps),
3.750%, 2–6–24		$186	$116

			1,359

Health Care Services – 1.2%
Bio Lam LCD SELAS (3-Month EURIBOR plus 375 bps),
3.750%, 4–25–26 (I)	EUR	500	468
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps),
6.015%, 4–4–25 (I)	GBP	500	501
Hanger, Inc. (ICE LIBOR plus 350 bps),
4.489%, 3–6–25 (B)		$245	228
Heartland Dental LLC (ICE LIBOR plus 375 bps),
4.739%, 4–30–25		690	526
LifePoint Health, Inc. (ICE LIBOR plus 375 bps),
4.739%, 11–16–25		590	545
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
5.322%, 3–9–25 (B)		165	149
5.322%, 3–17–25 (B)		43	38
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps),
6.000%, 6–26–26		1,609	1,391
Vivalto Sante Investissement S.A. (3-Month EURIBOR plus 325 bps),
3.250%, 7–9–26 (I)	EUR	250	241

			4,087

Health Care Technology – 0.4%
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps),
5.250%, 10–20–23		$339	280
Verscend Holding Corp. (ICE LIBOR plus 450 bps),
5.489%, 8–27–25 (B)		1,285	1,208

			1,488

Life Sciences Tools & Services – 0.0%
Syneos Health, Inc. (ICE LIBOR plus 200 bps),
2.739%, 8–1–24 (B)		124	119

Pharmaceuticals – 0.4%
Albany Molecular Research, Inc. (ICE LIBOR plus 325 bps),
4.250%, 8–31–24		244	210
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps),
4.500%, 5–4–25		494	420
Concordia International Corp. (ICE LIBOR plus 550 bps),
6.568%, 9–6–24		194	165
Elanco Animal Health, Inc.,
0.000%, 2–4–27 (N)		250	236

16	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

LOANS (H) (Continued)	Principal		Value
Pharmaceuticals (Continued)
Nidda Healthcare Holding GmbH,
0.000%, 8–21–26 (I)(N)	EUR	250	$244

			1,275

Total Health Care – 2.7%			9,028
Industrials

Aerospace & Defense – 0.3%
Bleriot U.S. Bidco, Inc. (ICE LIBOR plus 475 bps):
6.200%, 11–1–26 (B)		$216	190
7.000%, 11–1–26 (B)		34	30
TransDigm, Inc. (ICE LIBOR plus 225 bps),
3.239%, 12–31–25		249	226
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps),
6.463%, 9–8–23 (B)		338	263

			709

Airlines – 0.2%
Kestrel Bidco, Inc. (ICE LIBOR plus 300 bps),
4.000%, 10–8–26		249	190
Loire Finco Luxembourg S.a.r.l.,
0.000%, 3–13–27 (N)		500	430

			620

Building Products – 0.1%
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps),
4.250%, 7–31–22		530	451

Construction & Engineering – 0.6%
Maverick Purchaser Sub LLC (ICE LIBOR plus 400 bps),
4.989%, 1–23–27		394	363
McDermott Technology Americas, Inc.:
0.000%, 10–21–20 (N)		99	89
0.000%, 5–10–25 (L)(N)		472	134
McDermott Technology Americas, Inc. (ICE LIBOR plus 500 bps),
7.250%, 5–10–25 (L)		940	266
McDermott Technology Americas, Inc. (ICE LIBOR plus 900 bps):
10.647%, 10–21–20		632	570
10.806%, 10–21–20		332	300

			1,722

Diversified Support Services – 0.1%
Creative Artists Agency LLC (ICE LIBOR plus 375 bps),
4.739%, 11–26–26		163	141
United Rentals (North America), Inc. (ICE LIBOR plus 175 bps),
2.739%, 10–31–25		246	229

			370

LOANS (H) (Continued)	Principal	Value
Electrical Components & Equipment – 0.1%
Vertiv Group Corp. (ICE LIBOR plus 300 bps),
4.581%, 3–2–27 (B)	$250	$215

Environmental & Facilities Services – 0.0%
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps),
5.513%, 11–1–24 (B)	244	147
U.S. Ecology, Inc. (ICE LIBOR plus 250 bps),
3.489%, 11–1–26 (B)	17	16

		163

Human Resource & Employment Services – 0.1%
Fastball Mergersub LLC (ICE LIBOR plus 350 bps),
4.572%, 1–31–27	250	210

Industrial Conglomerates – 0.3%
PAE Holding Corp. (ICE LIBOR plus 550 bps),
6.500%, 10–20–22	1,082	974
PAE Holding Corp. (ICE LIBOR plus 950 bps),
10.500%, 10–20–23 (B)	59	56

		1,030

Industrial Machinery – 0.4%
Form Technologies LLC (ICE LIBOR plus 850 bps),
9.950%, 1–30–23 (B)	1,089	1,024
Form Technologies LLC (ICE LIBOR plus 325 bps),
4.700%, 1–28–22 (B)	250	162
Ingersoll-Rand Services Co. (ICE LIBOR plus 175 bps),
2.739%, 2–28–27	250	234

		1,420

Railroads – 0.1%
Genesee & Wyoming, Inc. (1-Month ICE LIBOR plus 200 bps),
3.450%, 11–5–26	250	238

Research & Consulting Services – 0.2%
APCO Holdings, Inc. (ICE LIBOR plus 550 bps),
6.490%, 6–8–25 (B)	180	148
Guidehouse LLP (1-Month ICE LIBOR plus 450 bps),
5.489%, 5–1–25	249	199
Red Ventures LLC (ICE LIBOR plus 250 bps),
3.489%, 11–8–24	292	242

		589

Security & Alarm Services – 0.0%
Garda World Security Corp. (ICE LIBOR plus 475 bps),
6.390%, 10–30–26 (B)	164	154

Total Industrials – 2.5%		7,891

LOANS (H) (Continued)	Principal		Value
Information Technology

Application Software – 0.9%
Applied Systems, Inc. (ICE LIBOR plus 700 bps),
8.450%, 9–19–25		$334	$301
ION Corporate Solutions Finance S.a.r.l. (1-Month EURIBOR plus 425 bps),
4.250%, 10–24–25 (I)	EUR	348	318
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps),
7.959%, 5–15–23 (B)		$81	72
Mitchell International, Inc. (ICE LIBOR plus 725 bps),
8.239%, 11–30–25		208	156
Riverbed Technology, Inc.,
0.000%, 4–24–22 (N)		31	20
Riverbed Technology, Inc. (ICE LIBOR plus 325 bps),
4.250%, 4–24–22		1,152	739
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps),
3.489%, 6–21–24		290	257
SS&C Technologies, Inc. (ICE LIBOR plus 175 bps),
2.739%, 4–16–25		499	465
VF Holding Corp. (ICE LIBOR plus 325 bps),
4.239%, 7–2–25		281	246
VS Buyer LLC (3-Month ICE LIBOR plus 325 bps),
4.863%, 3–2–27 (B)		250	239

			2,813

Communications Equipment – 0.3%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps),
6.015%, 11–30–25		1,097	752
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps),
10.265%, 11–30–26		470	263

			1,015

Data Processing & Outsourced Services – 0.5%
CommerceHub, Inc. (ICE LIBOR plus 375 bps),
4.489%, 5–21–25 (B)		529	439
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps),
8.250%, 5–1–25		570	202
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps),
3.620%, 5–1–24		800	513
Navicure, Inc. (ICE LIBOR plus 400 bps),
4.989%, 10–22–26		285	261
Output Services Group, Inc. (ICE LIBOR plus 425 bps),
6.113%, 3–27–24 (B)		245	203
Sedgwick Claims Management Services, Inc. (ICE LIBOR plus 400 bps),
4.989%, 9–4–26		248	222

			1,840

2020	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

LOANS (H) (Continued)	Principal	Value
Electronic Equipment & Instruments – 0.1%
Electronics For Imaging, Inc. (ICE LIBOR plus 500 bps),
6.450%, 7–23–26	$249	$203

Internet Services & Infrastructure – 0.2%
Informatica LLC:
7.125%, 2–14–25 (B)	594	523
0.000%, 2–14–27 (N)	238	205

		728

IT Consulting & Other Services – 0.1%
Science Applications International Corp. (ICE LIBOR plus 225 bps),
3.239%, 3–13–27	250	234

Systems Software – 0.3%
DCert Buyer, Inc. (ICE LIBOR plus 400 bps),
4.989%, 10–16–26	500	443
Park Place Technologies LLC (ICE LIBOR plus 400 bps),
5.000%, 3–29–25 (B)	246	203
Surf Holdings LLC (ICE LIBOR plus 350 bps),
4.814%, 3–5–27	500	442

		1,088

Total Information Technology – 2.4%		7,921
Materials

Commodity Chemicals – 0.1%
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps),
6.010%, 3–2–23 (B)	492	418

LOANS (H) (Continued)	Principal	Value
Construction Materials – 0.3%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps),
6.250%, 4–5–24	$170	$119
Hillman Group, Inc. (The),
0.000%, 5–31–25 (N)	103	80
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps),
5.072%, 5–31–25	708	549

		748

Paper Packaging – 0.0%
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps),
5.700%, 7–28–24 (B)	2	2

Specialty Chemicals – 0.2%
Archroma Finance S.a.r.l. (3-Month ICE LIBOR plus 425 bps),
6.098%, 7–28–24 (B)	344	296
Hercules Merger Sub LLC (ICE LIBOR plus 275 bps),
4.265%, 11–1–26	250	228

		524

Total Materials – 0.6%		1,692
Real Estate

Retail REITs – 0.2%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps),
7.332%, 1–1–22	812	809

Total Real Estate – 0.2%		809

TOTAL LOANS – 17.1%		$54,527
(Cost: $69,215)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (P)- 2.6%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
0.390% (O)	2,797	$2,797
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.310%	5,812	5,812

		8,609

TOTAL SHORT-TERM SECURITIES – 2.6%		$8,609
(Cost: $8,609)

TOTAL INVESTMENT SECURITIES – 100.2%		$331,379
(Cost: $385,568)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(794)

NET ASSETS – 100.0%		$330,585

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	Listed on an exchange outside the United States.

(D)	All or a portion of securities with an aggregate value of $6,880 are on loan.

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Restricted securities. At March 31, 2020, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
Pinnacle Agriculture Enterprises LLC	3-10-17	233	$106	$—	*
Targa Resources Corp., 9.500%	10-24-17	1	1,415	752

			$1,521	$752

18	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

The	total value of these securities represented 0.2% of net assets at March 31, 2020.

(G)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $90,197 or 26.6% of net assets.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(J)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).

(K)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(L)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2020.

(M)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(O)	Investment made with cash collateral received from securities on loan.

(P)	Rate shown is the annualized 7-day yield at March 31, 2020.

The following forward foreign currency contracts were outstanding at March 31, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	480	U.S. Dollar	583	6–30–20	JPMorgan Securities LLC	$—	$14
Euro	1,410	U.S. Dollar	1,560	6–30–20	JPMorgan Securities LLC	—	—	*
Euro	5,072	U.S. Dollar	6,571	9–30–21	JPMorgan Securities LLC	884	—

						$884	$14

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$5,519	$—		$—
Consumer Discretionary	112	4,891		—
Consumer Staples	9,585	5,721		—
Energy	—	6,350		—	*
Financials	9,545	16,809		—
Health Care	8,989	17,185		—
Industrials	4,988	7,569		—
Information Technology	7,380	8,427		—
Materials	1,279	4,452		—
Real Estate	16,638	12,700		—
Utilities	2,047	9,557		—
Total Common Stocks	$66,082	$93,661		$—	*
Investment Funds	1,618	—		—
Preferred Stocks	—	752		—	*
Warrants	—	—	*	—
Asset-Backed Securities	—	8,047		—
Corporate Debt Securities	—	92,797		—

2020	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

	Level 1	Level 2	Level 3
Mortgage-Backed Securities	—	5,007	—
Other Government Securities	—	279	—
Loans	—	42,346	12,181
Short-Term Securities	8,609	—	—
Total	$76,309	$242,889	$12,181
Forward Foreign Currency Contracts	$—	$884	$—

Liabilities
Forward Foreign Currency Contracts	$—	$14	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Warrants		Loans
Beginning Balance 10-1-19	$—	$9	$—	*	$4,842
Net realized gain (loss)	—	—	—		(14)
Net change in unrealized appreciation (depreciation)	(22)	(9)	—		(1,737)
Purchases	—	—	—		4,419
Sales	—	—	—		(1,191)
Amortization/Accretion of premium/discount	—	—	—		(17)
Transfers into Level 3 during the period	22	—	—		8,043
Transfers out of Level 3 during the period	—	—	—	*	(2,164)

Ending Balance 3-31-20	$— *	$— *	$—		$12,181

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-20	$(22)	$(9)	$—		$(1,749)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 3-31-20		Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$—	*	Market comparable approach	Adjusted EBITDA multiple	3.10x

Preferred Stocks	—	*	Transaction	Price	$0

Loans	12,181		Third-party vendor pricing service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date would result in a higher (lower) fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in kind

REIT = Real Estate Investment Trust

20	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

Country Diversification
(as a % of net assets)
United States	54.8%
France	6.2%
United Kingdom	5.3%
Japan	3.2%
Switzerland	3.2%
Luxembourg	3.0%
Netherlands	2.7%
Canada	2.5%
Cayman Islands	2.2%
Germany	2.0%
Hong Kong	1.6%
Taiwan	1.4%
Italy	1.1%
South Korea	1.1%
Other Countries	7.3%
Other+	2.4%

+	Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	21

PORTFOLIO HIGHLIGHTS	IVY APOLLO STRATEGIC INCOME FUND

ALL DATA IS AS OF MARCH 31, 2020 (UNAUDITED)

Asset Allocation

Stocks	1.5%
Financials	1.1%
Energy	0.2%
Consumer Discretionary	0.2%
Health Care	0.0%
Consumer Staples	0.0%
Warrants	0.0%
Bonds	90.2%
Corporate Debt Securities	61.8%
Loans	14.8%
Other Government Securities	5.7%
United States Government and Government Agency Obligations	4.1%
Asset-Backed Securities	2.0%
Mortgage-Backed Securities	1.8%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	8.3%

Quality Weightings

Investment Grade	41.5%
AAA	3.7%
AA	3.0%
A	10.0%
BBB	24.8%
Non-Investment Grade	48.7%
BB	12.9%
B	23.1%
CCC	9.4%
Below CCC	0.3%
Non-rated	3.0%
Liabilities (Net of Cash and Other Assets), Cash Equivalents+ and Equities	9.8%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

North America	53.6%
United States	47.1%
Mexico	4.0%
Other North America	2.5%
Europe	15.6%
Luxembourg	3.6%
Other Europe	12.0%
Pacific Basin	8.0%
South America	6.4%
Bahamas/Caribbean	4.7%
Cayman Islands	3.5%
Other Bahamas/Caribbean	1.2%
Other	2.6%
Middle East	0.6%
Africa	0.2%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	8.3%

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

22	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 0.0%
Bellatrix Exploration Ltd. (A)(B)	98	$—	*

Health Care – 0.0%
Advanz Pharma Corp. (A)(C)	7	27

Total Canada – 0.0%		27
Hong Kong

Consumer Discretionary – 0.2%
Studio City International Holdings Ltd. ADR (A)	46	935

Total Hong Kong – 0.2%		935
United States

Consumer Discretionary – 0.0%
Laureate Education, Inc., Class A (A)	20	208
True Religion Apparel, Inc. (A)(B)	1	—

		208

Energy – 0.0%
McDermott International, Inc. (A)(B)	4	—
Westmoreland Coal Co. (A)	7	91

		91

Total United States – 0.0%		299

TOTAL COMMON STOCKS – 0.2%		$1,261
(Cost: $1,210)

United States – 1.1%
Invesco Senior Loan ETF (C)	76	1,552
iShares iBoxx $ High Yield Corporate Bond ETF (C)	39	2,970

		4,522

TOTAL INVESTMENT FUNDS – 1.1%		$4,522
(Cost: $4,743)

PREFERRED STOCKS
United States

Consumer Staples – 0.0%
Pinnacle Agriculture Enterprises LLC (A)(B)(D)	389	—	*

Energy – 0.2%
Targa Resources Corp., 9.500% (A)(D)	1	863

Total United States – 0.2%		863

TOTAL PREFERRED STOCKS – 0.2%		$863
(Cost: $1,801)

WARRANTS	Shares		Value
United States – 0.0%
Ultra Resources, Inc., Expires 7–14–25 (E)		4	$—	*

TOTAL WARRANTS – 0.0%			$—	*
(Cost: $1)

ASSET-BACKED SECURITIES	Principal
Cayman Islands – 1.0%
Audax Senior Debt CLO II LLC, Series 2019-2A, Class C (3-Month U.S LIBOR plus 490 bps)
6.811%, 10–22–29 (F)(G)		$250	186
Dewolf Park CLO Ltd., Series 2017-1A, Class E (3-Month U.S. LIBOR plus 620 bps)
8.031%, 10–15–30 (F)(G)		500	337
Northwoods Capital XI-B Ltd. and Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps)
5.107%, 11–13–31 (F)(G)		800	528
Octagon Investment Partners 40 Ltd., Series 2019-1A, Class E (3-Month U.S. LIBOR plus 646 bps)
8.279%, 4–20–31 (F)(G)		1,250	813
OZLM Ltd., Series 2014-9A, Class DRR (3-Month U.S. LIBOR plus 612 bps)
7.939%, 10–20–31 (F)(G)		500	306
Rockford Tower CLO Ltd., Series 2019-2A, Class B (3-Month U.S. LIBOR plus 193 bps)
3.625%, 8–20–32 (F)(G)		500	447
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps)
5.719%, 10–20–30 (F)(G)		250	177
Trestles CLO Ltd., Series 2017-1A, Class D (3-Month U.S. LIBOR plus 668 bps)
8.474%, 7–25–29 (F)(G)		1,000	708
Venture CDO Ltd., Series 17-26A, Class D (3-Month U.S. LIBOR plus 425 bps)
6.069%, 1–20–29 (F)(G)		500	371
Venture CDO Ltd., Series 2020-39A, Class D (3-Month U.S. LIBOR plus 425 bps)
5.710%, 4–15–33 (F)(G)		750	495

			4,368

Ireland – 0.1%
GoldenTree Loan Management CLO Ltd., Series 2X, Class D (3-Month EURIBOR plus 285 bps)
2.850%, 1–20–32 (G)(H)	EUR	385	298

ASSET-BACKED SECURITIES (Continued)	Principal	Value
United States – 0.9%
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps)
5.331%, 7–15–26 (F)(G)	$400	$329
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps)
9.569%, 7–20–28 (G)	1,350	969
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps)
8.256%, 7–23–31 (F)(G)	750	497
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps)
5.294%, 10–25–30 (F)(G)	1,000	673
Trinitas CLO Ltd., Ser 2019-11A, Class D (3-Month U.S. LIBOR plus 422 bps)
6.051%, 7–15–32 (F)(G)	1,000	742
Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps)
7.719%, 7–20–31 (F)(G)	750	481

		3,691

TOTAL ASSET-BACKED SECURITIES – 2.0%		$8,357
(Cost: $11,733)

CORPORATE DEBT SECURITIES
Argentina

Energy – 0.2%
Pampa Energia S.A.
7.500%, 1–24–27 (C)(F)	1,200	798

Industrials – 0.1%
Aeropuertos Argentina 2000 S.A.
6.875%, 2–1–27 (F)	547	314

Total Argentina – 0.3%		$1,112
Australia

Financials – 0.4%
Australia and New Zealand Banking Group Ltd.
4.500%, 3–19–24 (F)	1,500	1,549

Utilities – 0.4%
Ausgrid Finance Pty Ltd.
3.850%, 5–1–23 (F)	1,400	1,467

Total Australia – 0.8%		$3,016

2020	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Austria

Consumer Staples – 0.4%
JBS Investments II GmbH (GTD by JBS S.A.):
7.000%, 1–15–26 (F)		$1,500	$1,495
7.000%, 1–15–26		200	199

			1,694

Financials – 0.0%
Vienna Insurance Group AG
5.500%, 10–9–43 (H)	EUR	100	115

Materials – 0.5%
Bahia Sul Holdings GmbH
5.750%, 7–14–26 (F)		$2,000	1,941

Total Austria – 0.9%			$3,750
Bermuda

Consumer Staples – 0.3%
Bacardi Ltd.
4.450%, 5–15–25 (F)		1,100	1,156

Energy – 0.1%
GeoPark Ltd.
5.500%, 1–17–27 (F)		850	404

Total Bermuda – 0.4%			$1,560
Brazil

Communication Services – 0.1%
Globo Comunicacoes e Participacoes S.A.:
4.843%, 6–8–25		200	181
4.875%, 1–22–30 (F)		200	171

			352

Industrials – 0.4%
Cosan Ltd.
5.500%, 9–20–29 (C)(F)		1,750	1,422

Materials – 0.6%
Fibria Overseas Finance Ltd.
4.000%, 1–14–25		850	786
Unigel Luxembourg S.A.
8.750%, 10–1–26 (F)		650	383
Vale Overseas Ltd.
6.250%, 8–10–26		1,025	1,107

			2,276

Utilities – 0.3%
Aegea Finance S.a.r.l.
5.750%, 10–10–24 (F)		1,000	920

Total Brazil – 1.4%			$4,970

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
British Virgin Islands

Materials – 0.1%
Gold Fields Orogen Holding Ltd.
6.125%, 5–15–29 (F)	$200	$189

Total British Virgin Islands – 0.1%		$189
Canada

Communication Services – 0.1%
Quebecor Media, Inc.
5.750%, 1–15–23	255	259

Consumer Discretionary – 0.1%
Gateway Casinos & Entertainment Ltd.
8.250%, 3–1–24 (F)	562	489

Energy – 0.8%
Seven Generations Energy Ltd.:
6.750%, 5–1–23 (F)	1,257	880
5.375%, 9–30–25 (F)	480	264
TransCanada PipeLines Ltd.:
3.800%, 10–1–20	1,000	995
4.250%, 5–15–28	900	919

		3,058

Financials – 0.3%
Royal Bank of Canada:
3.700%, 10–5–23	750	790
4.650%, 1–27–26	550	575

		1,365

Health Care – 0.0%
Advanz Pharma Corp.
8.000%, 9–6–24 (C)	81	71

Industrials – 0.2%
Garda World Security Corp. (GTD by GW Intermediate Corp.)
4.625%, 2–15–27 (F)	239	214
GFL Environmental, Inc.:
7.000%, 6–1–26 (F)	438	424
5.125%, 12–15–26 (F)	21	20
8.500%, 5–1–27 (F)	102	103

		761

Information Technology – 0.4%
Kronos Acquisition Holdings, Inc.
9.000%, 8–15–23 (F)	1,909	1,565

Materials – 0.4%
First Quantum Minerals Ltd.:
6.500%, 3–1–24 (F)	650	539
6.875%, 3–1–26 (F)	600	482
HudBay Minerals, Inc.:
7.250%, 1–15–23 (F)	68	59
7.625%, 1–15–25 (F)	102	89
NOVA Chemicals Corp.:
4.875%, 6–1–24 (F)	661	580

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials (Continued)
5.250%, 6–1–27 (F)	$265	$223

		1,972

Total Canada – 2.3%		$9,540
Cayman Islands

Communication Services – 0.5%
CK Hutchison International (16) Ltd.
1.875%, 10–3–21 (F)	2,000	1,994

Financials – 0.8%
Grupo Aval Ltd.
4.375%, 2–4–30 (F)	700	562
Itau Unibanco Holdings S.A.:
3.250%, 1–24–25 (F)	1,070	998
4.625%, 8–27–68 (F)	1,680	1,373

		2,933

Industrials – 0.4%
DP World Crescent Ltd.
3.875%, 7–18–29	600	507
LATAM Finance Ltd.
7.000%, 3–1–26 (F)	1,900	865
Lima Metro Line 2 Finance Ltd.:
5.875%, 7–5–34 (F)	218	232
4.350%, 4–5–36 (F)	200	189

		1,793

Total Cayman Islands – 1.7%		$6,720
Chile

Consumer Discretionary – 0.2%
Saci Falabella
3.750%, 10–30–27 (F)	1,000	851

Energy – 0.2%
GeoPark Ltd.
6.500%, 9–21–24 (F)	1,200	681

Financials – 0.6%
Banco del Estado de Chile
2.704%, 1–9–25 (F)	1,300	1,210
Banco Santander Chile
2.500%, 12–15–20 (F)	1,250	1,241

		2,451

Utilities – 0.4%
AES Gener S.A.
6.350%, 10–7–79 (F)	650	494
Colbun S.A.
3.150%, 3–6–30 (F)	400	348
Enel Chile S.A.
4.875%, 6–12–28	840	828

		1,670

Total Chile – 1.4%		$5,653

24	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
China

Communication Services – 0.4%
Tencent Holdings Ltd.
2.985%, 1–19–23 (F)	$1,000	$1,020
Weibo Corp.
3.500%, 7–5–24	900	900

		1,920

Consumer Discretionary – 0.6%
Alibaba Group Holding Ltd.:
2.800%, 6–6–23	900	915
3.400%, 12–6–27	1,500	1,574

		2,489

Energy – 0.5%
Sinopec Group Overseas Development (2018) Ltd.:
2.500%, 11–12–24 (F)	1,000	1,001
4.125%, 9–12–25 (F)	800	871

		1,872

Real Estate – 0.1%
Country Garden Holdings Co. Ltd.:
7.250%, 4–4–21	200	200
7.250%, 4–8–26	200	198

		398

Total China – 1.6%		$6,679
Columbia

Financials – 0.1%
Banco de Bogota S.A.
5.375%, 2–19–23	200	194
Bancolombia S.A.:
3.000%, 1–29–25	340	305
4.625%, 12–18–29	300	262

		761

Utilities – 0.4%
Empresas Publicas de Medellin E.S.P.
4.250%, 7–18–29 (F)	1,900	1,620

Total Columbia – 0.5%		$2,381
Denmark

Financials – 0.4%
Danske Bank A.S.:
5.000%, 1–12–22 (F)	700	717
2.700%, 3–2–22 (F)	800	765

		1,482

Total Denmark – 0.4%		$1,482
France

Communication Services – 0.7%
Altice France S.A.:
7.375%, 5–1–26 (F)	1,194	1,206
8.125%, 2–1–27 (F)	1,300	1,355

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Communication Services (Continued)
3.375%, 1–15–28 (F)(H)	EUR	100	$103

			2,664

Consumer Discretionary – 0.1%
Klesia Prevoyance
5.375%, 12–8–26 (H)		300	318

Consumer Staples – 0.6%
Danone S.A.
3.000%, 6–15–22 (F)		$900	914
Pernod Ricard S.A.
4.450%, 1–15–22 (F)		1,500	1,541

			2,455

Financials – 0.5%
BNP Paribas S.A.
7.625%, 12–29–49 (F)		1,800	1,757
Humanis Prevoyance
5.750%, 10–22–25 (H)	EUR	300	331
La Mondiale SAM
6.750%, 4–25–44 (H)		100	118

			2,206

Total France – 1.9%			$7,643
Hong Kong

Financials – 0.2%
AIA Group Ltd.
3.375%, 4–7–30 (F)		$200	201
Bangkok Bank Public Co. Ltd.
4.050%, 3–19–24 (F)		600	633

			834

Real Estate – 0.1%
Shimao Property Holdings Ltd.:
6.375%, 10–15–21		200	202
4.750%, 7–3–22		200	194

			396

Total Hong Kong – 0.3%			$1,230
India

Communication Services – 0.1%
Network i2i Ltd.
5.650%, 4–15–68 (F)		250	201

Utilities – 0.4%
Adani Electricity Mumbai Ltd.
3.949%, 2–12–30 (F)		620	508
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd.
6.250%, 12–10–24 (F)		900	793
Greenko Mauritius Ltd.
6.250%, 2–21–23 (F)		650	576

			1,877

Total India – 0.5%			$2,078

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Indonesia

Utilities – 0.2%
Perusahaan Listrik Negara
5.450%, 5–21–28 (F)	$700	$731

Total Indonesia – 0.2%		$731
Ireland

Materials – 0.0%
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.
4.125%, 8–15–26 (F)	28	28

Real Estate – 0.0%
Avolon Holdings Funding Ltd.
5.250%, 5–15–24 (F)	188	160

Total Ireland – 0.0%		$188
Isle of Man

Consumer Discretionary – 0.4%
GOHL Capital Ltd.
4.250%, 1–24–27	2,000	1,640

Total Isle of Man – 0.4%		$1,640
Israel

Financials – 0.1%
Bank Leumi Israel B.M.
3.275%, 1–29–31 (F)	400	366

Utilities – 0.0%
Israel Electric Corp. Ltd.
5.000%, 11–12–24	200	208

Total Israel – 0.1%		$574
Jamaica

Communication Services – 0.3%
Digicel Group Ltd.:
6.000%, 4–15–21 (F)(K)	447	255
8.250%, 9–30–22 (F)(K)	195	30
8.250%, 12–30–22 (F)(K)	798	379
Digicel Group Ltd. (7.125% Cash and 2.000% PIK)
9.125%, 4–1–24 (F)(I)(K)	603	75
Digicel Ltd.
6.750%, 3–1–23 (F)	1,000	450

		1,189

Total Jamaica – 0.3%		$1,189
Japan

Financials – 1.0%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7–25–27	600	622
Mizuho Financial Group, Inc.
3.170%, 9–11–27	600	601

2020	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Financials (Continued)
Sumitomo Mitsui Financial Group, Inc.:
3.748%, 7–19–23		$1,240	$1,294
3.936%, 10–16–23		900	947

			3,464

Total Japan – 1.0%			$3,464
Luxembourg

Communication Services – 1.7%
Altice Financing S.A.:
7.500%, 5–15–26 (F)		1,672	1,626
5.000%, 1–15–28 (F)		235	208
Altice France Holding S.A.:
10.500%, 5–15–27 (F)		1,997	2,107
6.000%, 2–15–28 (F)		1,058	931
Intelsat Jackson Holdings S.A.
9.500%, 9–30–22 (F)		1,511	1,541

			6,413

Consumer Discretionary – 0.1%
Nielsen Co. (Luxembourg) S.a.r.l. (The)
5.500%, 10–1–21 (F)		500	490

Consumer Staples – 0.3%
Minerva Luxembourg S.A.
5.875%, 1–19–28 (F)		1,200	1,054

Energy – 0.1%
Offshore Drilling Holding S.A.
8.375%, 9–20–20 (F)(J)		1,600	376

Financials – 0.1%
Rede D’Or Finance S.a.r.l.
4.500%, 1–22–30 (F)		300	260

Industrials – 0.8%
Ingersoll–Rand Luxembourg Finance S.A.
2.625%, 5–1–20		1,500	1,500
Rumo Luxembourg S.a.r.l.
7.375%, 2–9–24 (F)		1,750	1,750
Swissport Financing S.a.r.l.
5.250%, 8–15–24 (F)(H)	EUR	150	98

			3,348

Materials – 0.1%
ARD Finance S.A. (6.500% Cash or 7.250% PIK)
6.500%, 6–30–27 (F)(I)		$353	303
Monitchem Holdco 3 S.A.
5.250%, 3–15–25 (F)(H)	EUR	100	92
VM Holding S.A.
5.375%, 5–4–27 (F)		$250	193

			588

Total Luxembourg – 3.2%			$12,529

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Macau

Consumer Discretionary – 0.3%
Sands China Ltd.
5.125%, 8–8–25	$600	$564
Wynn Macau Ltd.:
4.875%, 10–1–24 (F)	200	187
5.500%, 10–1–27 (F)	446	396
5.125%, 12–15–29 (C)(F)	71	60

		1,207

Total Macau – 0.3%		$1,207
Mauritius

Industrials – 0.1%
HTA Group Ltd.
9.125%, 3–8–22 (F)	600	558

Total Mauritius – 0.1%		$558
Mexico

Communication Services – 0.2%
Axtel S.A.B. de C.V.
6.375%, 11–14–24 (F)	650	537
Grupo Televis S.A.B. de C.V.
5.000%, 5–13–45	200	201

		738

Consumer Staples – 0.5%
Grupo Bimbo S.A.B. de C.V.:
4.875%, 6–30–20 (F)	100	101
4.500%, 1–25–22 (F)	1,250	1,255
Kimberly-Clark de Mexico
3.800%, 4–8–24 (F)	1,000	920

		2,276

Energy – 0.3%
Petroleos Mexicanos
6.490%, 1–23–27 (F)	1,300	959

Financials – 0.9%
Banco Santander (Mexico) S.A.
5.950%, 10–1–28 (F)	350	323
Banco Santander S.A.
4.125%, 11–9–22 (F)	2,350	2,278
Nacional Financiera SNC
3.375%, 11–5–20 (F)	750	730

		3,331

Industrials – 0.5%
Aerovias de Mexico S.A. de C.V. (GTD by Grupo Aeromexico S.A.B. de C.V.)
7.000%, 2–5–25 (F)	2,000	600
Alfa S.A.B. de C.V.
5.250%, 3–25–24 (F)	1,400	1,312

		1,912

Materials – 1.0%
CEMEX S.A.B. de C.V.
7.750%, 4–16–26 (F)	550	492

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Materials (Continued)
Grupo Cementos de Chihuahua S.A.B. de C.V.
5.250%, 6–23–24 (F)		$2,146	$1,974
Industrias Penoles S.A.B. de C.V.:
4.150%, 9–12–29 (F)		700	618
5.650%, 9–12–49 (F)		200	175
Orbia Advance Corp. S.A.B. de C.V.
4.000%, 10–4–27 (F)		1,200	1,044

			4,303

Total Mexico – 3.4%			$13,519
Netherlands

Communication Services – 0.5%
VTR Finance B.V.
6.875%, 1–15–24 (F)		2,364	2,145
Ziggo B.V.
2.875%, 1–15–30 (F)(H)	EUR	173	174

			2,319

Consumer Discretionary – 0.3%
Prosus N.V.
3.680%, 1–21–30 (C)(F)		$1,110	1,005

Consumer Staples – 0.2%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.)
7.000%, 3–15–24 (F)		650	580
Sunshine Mid B.V.
6.500%, 5–15–26 (H)	EUR	100	103

			683

Energy – 0.1%
Minejesa Capital B.V.
4.625%, 8–10–30		$200	178

Financials – 0.9%
Aegon N.V.
4.000%, 4–25–44 (H)	EUR	200	220
ASR Nederland N.V.
5.125%, 9–29–45 (H)		100	115
Cooperatieve Rabobank U.A.
3.875%, 2–8–22		$625	645
Enel Finance International N.V.
4.625%, 9–14–25 (F)		1,450	1,532
MDGH–GMTN B.V.
3.700%, 11–7–49 (F)		200	185
Syngenta Finance N.V.
5.182%, 4–24–28 (F)		725	619

			3,316

Health Care – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
2.800%, 7–21–23		600	547
6.750%, 3–1–28 (C)		600	582

			1,129

26	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Industrials – 0.0%
Q-Park Holding I B.V.
2.000%, 3–1–27 (F)(H)	EUR	100	$94

Materials – 0.2%
Braskem Netherlands B.V.:
4.500%, 1–10–28 (F)		$500	396
4.500%, 1–31–30 (F)		600	467

			863

Total Netherlands – 2.5%			$9,587
Nigeria

Financials – 0.2%
Africa Finance Corp.
4.375%, 4–17–26 (F)		900	878

Total Nigeria – 0.2%			$878
Norway

Energy – 0.8%
Aker BP ASA:
6.000%, 7–1–22 (F)		1,500	1,342
4.750%, 6–15–24 (F)		900	755
3.750%, 1–15–30 (F)		1,400	1,048

			3,145

Total Norway – 0.8%			$3,145
Panama

Financials – 0.2%
Banco Latinoamericano de Comercio Exterior S.A.
3.250%, 5–7–20 (F)		1,000	995

Total Panama – 0.2%			$995
Peru

Consumer Discretionary – 0.2%
InRetail Shopping Malls
5.750%, 4–3–28 (F)		1,000	870

Financials – 0.6%
Banco de Credito del Peru:
4.250%, 4–1–23 (F)		550	542
6.125%, 4–24–27		200	205
Banco Internacional del Peru S.A.
3.250%, 10–4–26 (F)		1,500	1,320
Corporacion Financiera de Desarrolla S.A.
4.750%, 2–8–22 (F)		550	550

			2,617

Utilities – 0.4%
Fenix Power Peru S.A.
4.317%, 9–20–27		726	645
Kallpa Generacion S.A.
4.875%, 5–24–26 (F)		1,000	948

			1,593

Total Peru – 1.2%			$5,080

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Qatar

Energy – 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9–30–20 (F)		$129	$130

Total Qatar – 0.0%			$130
Saint Lucia

Communication Services – 0.3%
Digicel International Finance Ltd.
8.750%, 5–25–24 (F)		1,447	1,295

Total Saint Lucia – 0.3%			$1,295
South Korea

Communication Services – 0.1%
SK Telecom Co. Ltd.
3.750%, 4–16–23 (F)		500	528

Financials – 0.7%
Hyundai Capital Services, Inc.
3.750%, 3–5–23 (F)		1,200	1,234
Kookmin Bank
2.125%, 10–21–20 (F)		750	751
Woori Bank
2.625%, 7–20–21 (F)		750	752

			2,737

Total South Korea – 0.8%			$3,265
Spain

Consumer Discretionary – 0.0%
Tasty Bondco 1 S.A.
6.250%, 5–15–26 (F)(H)	EUR	180	143

Financials – 0.5%
Banco Santander S.A.
2.706%, 6–27–24		$2,000	1,981
Mapfre S.A.
4.375%, 3–31–47 (H)	EUR	100	114

			2,095

Total Spain – 0.5%			$2,238
Switzerland

Financials – 0.2%
Credit Suisse Group AG
4.282%, 1–9–28 (F)		$700	717

Total Switzerland – 0.2%			$717
Turkey

Industrials – 0.4%
Koc Holding A.S.
6.500%, 3–11–25 (F)		1,700	1,568

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Industrials (Continued)
Mersin Uluslararasi Liman Isletmeciligi A.S.
5.375%, 11–15–24		$200	$180

			1,748

Total Turkey – 0.4%			$1,748
United Arab Emirates

Consumer Discretionary – 0.2%
GEMS MENASA Cayman Ltd. and GEMS Education Delaware LLC
7.125%, 7–31–26 (F)		800	666

Energy – 0.4%
Abu Dhabi National Energy Co.:
4.375%, 4–23–25 (F)		1,400	1,407
4.000%, 10–3–49 (F)		200	184

			1,591

Financials – 0.4%
ICICI Bank Ltd.
4.000%, 3–18–26 (F)		1,200	1,158
NBK Tier 1 Financing (2) Ltd.
4.500%, 5–27–68 (F)		300	282

			1,440

Industrials – 0.1%
DP World plc
6.850%, 7–2–37 (F)		200	188

Total United Arab Emirates – 1.1%			$3,885
United Kingdom

Consumer Staples – 0.5%
Imperial Tobacco Finance plc
3.750%, 7–21–22 (F)		1,500	1,500
MARB BondCo plc
6.875%, 1–19–25 (F)		600	541

			2,041

Energy – 0.2%
EG Global Finance plc:
4.375%, 2–7–25 (F)(H)	EUR	186	156
6.250%, 10–30–25 (F)(H)		109	95
KCA Deutag UK Finance plc
7.250%, 5–15–21 (F)		$1,000	355
Valaris plc
7.750%, 2–1–26		480	44

			650

Financials – 1.3%
ANZ New Zealand International Ltd.
3.450%, 1–21–28 (F)		500	507
Barclays plc
4.337%, 1–10–28		700	712
Galaxy Bidco Ltd.
6.500%, 7–31–26 (H)	GBP	100	112
HSBC Holdings plc
4.583%, 6–19–29		$800	852

2020	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials (Continued)
Royal Bank of Scotland Group plc (The)
6.000%, 12–19–23	$900	$935
State Bank of India
4.375%, 1–24–24 (F)	2,500	2,465

		5,583

Materials – 0.0%
AngloGold Ashanti Holdings plc
6.500%, 4–15–40	120	107

Total United Kingdom – 2.0%		$8,381
United States

Communication Services – 3.7%
Alliance Data Systems Corp.
4.750%, 12–15–24 (F)	500	380
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.000%, 2–1–28 (F)	909	912
4.500%, 8–15–30 (F)	142	139
4.500%, 5–1–32 (F)	213	208
Clear Channel Outdoor Holdings, Inc.
5.125%, 8–15–27 (F)	996	933
Clear Channel Worldwide Holdings, Inc.
9.250%, 2–15–24 (F)	706	607
CSC Holdings LLC:
5.500%, 5–15–26 (F)	500	517
5.375%, 2–1–28 (F)	960	979
5.750%, 1–15–30 (F)	248	250
DISH DBS Corp.:
5.875%, 7–15–22	1,000	974
5.875%, 11–15–24	379	369
7.750%, 7–1–26	620	637
Front Range BidCo, Inc.
4.000%, 3–1–27 (F)	136	130
Frontier Communications Corp.:
7.125%, 1–15–23 (K)	81	19
7.625%, 4–15–24 (K)	59	15
6.875%, 1–15–25 (K)	1,122	280
11.000%, 9–15–25 (K)	1,751	455
8.500%, 4–1–26 (F)	2,097	1,916
8.000%, 4–1–27 (F)	1,928	1,902
9.000%, 8–15–31 (K)	56	14
Lamar Media Corp.
4.000%, 2–15–30 (F)	120	112
MDC Partners, Inc.
6.500%, 5–1–24 (F)	908	681
Neptune Finco Corp.
6.625%, 10–15–25 (F)	225	237
Nexstar Escrow Corp.
5.625%, 8–1–24 (F)	159	150
Nexstar Escrow, Inc.
5.625%, 7–15–27 (F)	30	29
West Corp.
8.500%, 10–15–25 (F)	2,969	2,167

		15,012

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Discretionary – 2.9%
Allison Transmission, Inc.
5.000%, 10–1–24 (F)	$178	$173
Asbury Automotive Group, Inc.:
4.500%, 3–1–28 (F)	311	264
4.750%, 3–1–30 (F)	715	608
Boyd Gaming Corp.
4.750%, 12–1–27 (F)	357	294
Boyne USA, Inc.
7.250%, 5–1–25 (F)	476	455
Carvana Co.
8.875%, 10–1–23 (F)	548	518
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC
5.375%, 4–15–27	405	349
Churchill Downs, Inc.
5.500%, 4–1–27 (F)	107	101
Dealer Tire LLC and DT Issuer LLC
8.000%, 2–1–28 (F)	117	94
Everi Payments, Inc.
7.500%, 12–15–25 (C)(F)	659	501
Golden Nugget, Inc.
6.750%, 10–15–24 (F)	1,042	656
K. Hovnanian Enterprises, Inc.
10.500%, 2–15–26 (F)	700	674
Laureate Education, Inc.
8.250%, 5–1–25 (F)	751	747
Lennar Corp.
4.125%, 1–15–22	233	230
Lithia Motors, Inc.
4.625%, 12–15–27 (F)	295	266
Nielsen Finance LLC and Nielsen Finance Co.
5.000%, 4–15–22 (F)	172	158
Party City Holdings, Inc.
6.625%, 8–1–26 (F)	343	34
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
7.000%, 5–15–28 (F)	47	29
7.250%, 11–15–29 (F)	47	29
Service Corp. International
5.125%, 6–1–29	341	348
Sonic Automotive, Inc.
6.125%, 3–15–27	213	187
Staples, Inc.:
7.500%, 4–15–26 (F)	3,000	2,625
10.750%, 4–15–27 (C)(F)	1,335	1,024
Tesla, Inc. (GTD by SolarCity Corp.)
5.300%, 8–15–25 (F)	177	166
Volkswagen Group of America, Inc.
4.250%, 11–13–23 (F)	1,300	1,284

		11,814

Consumer Staples – 3.8%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC
4.875%, 2–15–30 (F)	235	233
Anheuser–Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
4.000%, 4–13–28	1,150	1,214

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Staples (Continued)
Bunge Ltd. Finance Corp.
3.500%, 11–24–20	$3,795	$3,826
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (F)	1,014	1,027
5.750%, 6–15–25 (F)	1,017	1,027
JBS USA Lux S.A. and JBS USA Finance, Inc.
6.750%, 2–15–28 (F)	1,014	1,082
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4–15–29 (F)	404	433
5.500%, 1–15–30 (F)	516	533
Keurig Dr Pepper, Inc.
4.597%, 5–25–28	1,075	1,177
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (F)	170	171
5.875%, 9–30–27 (F)	636	634
Post Holdings, Inc.:
5.000%, 8–15–26 (F)	289	298
5.750%, 3–1–27 (F)	1,185	1,214
Reynolds American, Inc.
4.450%, 6–12–25	1,000	1,018
Simmons Foods, Inc.:
7.750%, 1–15–24 (F)	314	314
5.750%, 11–1–24 (F)	1,393	1,265

		15,466

Energy – 1.1%
Bellatrix Exploration Ltd.
8.500%, 9–11–23 (K)	228	138
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK)
9.500%, 12–15–23 (I)(K)	249	139
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10–1–24	200	36
6.375%, 7–1–26	246	39
Chesapeake Energy Corp.
11.500%, 1–1–25 (F)	587	94
Comstock Escrow Corp.
9.750%, 8–15–26	2,082	1,478
Crownrock L.P.
5.625%, 10–15–25 (F)	1,441	749
Endeavor Energy Resources L.P.:
5.500%, 1–30–26 (F)	513	354
5.750%, 1–30–28 (F)	347	236
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5–1–24 (F)(K)	235	—	*
8.000%, 2–15–25 (F)(K)	248	1
7.750%, 5–15–26 (F)(K)	367	44
Extraction Oil & Gas, Inc.
5.625%, 2–1–26 (F)	702	116
Laredo Petroleum, Inc.:
9.500%, 1–15–25	705	282
10.125%, 1–15–28	470	179
Moss Creek Resources Holdings, Inc.
7.500%, 1–15–26 (F)	736	213
Nine Energy Service, Inc.
8.750%, 11–1–23 (F)	375	94

28	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy (Continued)
PBF Holding Co. LLC
6.000%, 2–15–28 (F)	$234	$158
QEP Resources, Inc.:
6.875%, 3–1–21	115	59
5.250%, 5–1–23	228	84
5.625%, 3–1–26 (C)	210	77
Reliance Holding USA, Inc.
4.500%, 10–19–20 (F)	500	503
Sanchez Energy Corp.
7.250%, 2–15–23 (C)(F)(K)	122	18
Ultra Resources, Inc. (9.000% Cash and 2.000% PIK)
11.000%, 7–12–24 (I)	190	10

		5,101

Financials – 7.0%
Amwins Group, Inc.
7.750%, 7–1–26 (F)	731	714
Bank of America Corp.
3.593%, 7–21–28	1,200	1,228
BBVA Bancomer S.A.:
6.500%, 3–10–21 (F)	265	265
5.350%, 11–12–29	200	182
5.875%, 9–13–34 (F)	1,500	1,252
BCPE Cycle Merger Sub II, Inc.
10.625%, 7–15–27 (F)	990	832
Citigroup, Inc.
3.520%, 10–27–28	1,250	1,252
Compass Group Diversified Holdings LLC
8.000%, 5–1–26 (F)	488	469
Cooperatieve Rabobank U.A.
3.125%, 4–26–21	1,000	1,007
CURO Group Holdings Corp.
8.250%, 9–1–25 (F)	549	387
Ford Motor Credit Co. LLC
3.096%, 5–4–23	1,300	1,150
Goldman Sachs Group, Inc. (The)
3.814%, 4–23–29	2,300	2,378
GTCR AP Finance, Inc.
8.000%, 5–15–27 (F)	396	364
HSBC USA, Inc.
2.750%, 8–7–20	1,000	995
Hub International Ltd.
7.000%, 5–1–26 (F)	918	909
Industrial and Commercial Bank of China Ltd.
2.957%, 11–8–22	750	782
JPMorgan Chase & Co.:
3.540%, 5–1–28 (C)	1,750	1,846
4.000%, 10–1–68	700	598
MetLife, Inc.
10.750%, 8–1–39	530	737
National Australia Bank Ltd.
3.625%, 6–20–23	1,500	1,528
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK)
10.625%, 5–1–19 (F)(I)(K)	3,519	1,231
NFP Corp.:
6.875%, 7–15–25 (F)	2,595	2,556
8.000%, 7–15–25 (F)	502	459

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Financials (Continued)
Provident Funding Associates L.P. and PFG Finance Corp.
6.375%, 6–15–25 (F)		$1,111	$930
Rabobank Nederland
2.500%, 1–19–21		750	750
Refinitiv U.S. Holdings, Inc.
8.250%, 11–15–26 (F)		1,135	1,198
TerraForm Global Operating LLC (GTD by TerraForm Global LLC)
6.125%, 3–1–26 (F)		1,150	1,121
TerraForm Power Operating LLC (GTD by TerraForm Power LLC)
4.750%, 1–15–30 (F)		383	372
Wells Fargo & Co.
4.300%, 7–22–27		1,175	1,260

			28,752

Health Care – 2.8%
Bausch Health Cos., Inc.:
6.125%, 4–15–25 (F)		419	413
9.000%, 12–15–25 (F)		167	176
9.250%, 4–1–26 (F)		488	509
8.500%, 1–31–27 (F)		929	971
Bayer U.S. Finance II LLC
2.850%, 4–15–25 (F)		1,000	972
Catalent Pharma Solutions, Inc.
2.375%, 3–1–28 (F)(H)	EUR	184	187
Centene Corp.
4.625%, 12–15–29 (F)		$110	111
Fresenius U.S. Finance II, Inc.:
4.250%, 2–1–21 (F)		600	603
4.500%, 1–15–23 (F)		2,500	2,512
HCA, Inc. (GTD by HCA Holdings, Inc.)
3.500%, 9–1–30		71	65
Heartland Dental LLC
8.500%, 5–1–26 (F)		894	666
Hologic, Inc.
4.625%, 2–1–28 (F)		154	152
Par Pharmaceutical, Inc.
7.500%, 4–1–27 (F)		642	639
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc.
9.750%, 12–1–26 (F)		790	748
Surgery Center Holdings, Inc.
10.000%, 4–15–27 (F)		1,150	805
Verscend Holding Corp.
9.750%, 8–15–26 (F)		1,816	1,812

			11,341

Industrials – 2.4%
Ahern Rentals, Inc.
7.375%, 5–15–23 (F)		770	439
Arconic Rolled Products Corp.
6.125%, 2–15–28 (F)		94	96
BAE Systems Holdings, Inc.
3.800%, 10–7–24 (F)		1,100	1,143
Brink’s Co. (The)
4.625%, 10–15–27 (F)		155	143
CEMEX S.A.B. de C.V.
6.000%, 4–1–24		200	173

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Industrials (Continued)
JELD–WEN, Inc.
4.875%, 12–15–27 (F)		$132	$116
Prime Security Services Borrower LLC and Prime Finance, Inc.
6.250%, 1–15–28 (F)		352	304
Standard Industries, Inc.:
2.250%, 11–21–26 (F)(H)	EUR	100	89
4.750%, 1–15–28 (F)		$68	63
TransDigm UK Holdings plc
6.875%, 5–15–26		413	384
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 5–15–25		215	204
6.250%, 3–15–26 (F)		1,499	1,491
6.375%, 6–15–26		287	275
7.500%, 3–15–27		474	457
5.500%, 11–15–27 (F)		1,248	1,120
United Rentals (North America), Inc. (GTD by United Rentals, Inc.):
5.875%, 9–15–26		151	153
3.875%, 11–15–27 (C)		60	57
Waste Pro USA, Inc.
5.500%, 2–15–26 (F)		94	87
Wolverine Escrow LLC:
8.500%, 11–15–24 (F)		1,291	1,029
9.000%, 11–15–26 (F)		1,883	1,530
13.125%, 11–15–27 (F)		142	114

			9,467

Information Technology – 0.7%
ACI Worldwide, Inc.
5.750%, 8–15–26 (F)		17	17
Itron, Inc.
5.000%, 1–15–26 (F)		56	53
j2 Cloud Services LLC and j2 Global, Inc.
6.000%, 7–15–25 (F)		270	268
NCR Corp.:
5.750%, 9–1–27 (F)		136	124
6.125%, 9–1–29 (F)		174	162
NCR Escrow Corp.
6.375%, 12–15–23		705	696
Orbcomm, Inc.
8.000%, 4–1–24 (F)		867	841
Riverbed Technology, Inc. and Project Homestake Merger Corp.
8.875%, 3–1–23 (C)(F)		820	521
SS&C Technologies Holdings, Inc.
5.500%, 9–30–27 (F)		130	134

			2,816

Materials – 1.5%
American Greetings Corp.
8.750%, 4–15–25 (F)		1,033	878
Cleveland–Cliffs, Inc.
6.750%, 3–15–26 (F)		136	120
Crown Americas LLC and Crown Americas Capital Corp. IV
4.500%, 1–15–23		26	26
Crown Americas LLC and Crown Americas Capital Corp. V
4.250%, 9–30–26		150	148

2020	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials (Continued)
Freeport-McMoRan, Inc.
4.250%, 3–1–30	$1,335	$1,160
Glencore Funding LLC
4.125%, 3–12–24 (F)	1,200	1,103
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC)
3.500%, 3–15–28 (F)	323	291
GUSAP III L.P.
4.250%, 1–21–30 (F)	1,100	971
Hillman Group, Inc. (The)
6.375%, 7–15–22 (F)	1,061	824
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.
5.125%, 7–15–23 (F)	67	66
Sealed Air Corp.
4.000%, 12–1–27 (F)	396	368
Valvoline, Inc.
4.250%, 2–15–30 (F)	39	36

		5,991

Real Estate – 0.7%
Aircastle Ltd.
4.400%, 9–25–23	1,100	1,064
Crown Castle International Corp.
3.700%, 6–15–26	1,500	1,519

		2,583

Utilities – 0.6%
Clearway Energy Operating LLC
5.750%, 10–15–25	371	367
Great Plains Energy, Inc.
4.850%, 6–1–21	1,500	1,516
NRG Yield Operating LLC
5.000%, 9–15–26	384	372

		2,255

Total United States – 27.2%		$110,598
Venezuela

Financials – 0.8%
Corporacion Andina de Fomento:
3.250%, 2–11–22	1,600	1,659
4.375%, 6–15–22	1,500	1,602

		3,261

Total Venezuela – 0.8%		$3,261

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Vietnam

Energy – 0.1%
Mong Duong Finance Holdings B.V.
5.125%, 5–7–29 (F)	$650	$548

Total Vietnam – 0.1%		$548

TOTAL CORPORATE DEBT SECURITIES – 61.8%		$249,353
(Cost: $279,677)

MORTGAGE–BACKED SECURITIES
Cayman Islands – 0.6%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps)
7.831%, 10–15–27 (F)(G)	1,000	678
Diameter Credit Funding II Ltd., Series 2019-2A, Class A
3.940%, 1–25–38 (F)	1,000	892
Diameter Credit Funding II Ltd., Series 2019-2A, Class B
4.540%, 1–25–38 (F)	500	395
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class C (3-Month U.S. LIBOR plus 250 bps)
4.080%, 4–15–33 (F)(G)	250	217
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class D (3-Month U.S. LIBOR plus 350 bps)
5.080%, 4–15–33 (F)(G)	250	184
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E (3-Month U.S. LIBOR plus 645 bps)
8.030%, 4–15–33 (F)(G)	250	167
Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps)
7.345%, 1–28–30 (F)(G)	250	161

		2,694

United States – 1.2%
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps)
4.805%, 4–15–35 (F)(G)	600	428
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class F (1-Month U.S. LIBOR plus 420 bps)
4.905%, 12–15–36 (F)(G)	400	266
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FRR1, Class A–K10
4.286%, 11–27–49 (F)	2,089	2,027

MORTGAGE–BACKED SECURITIES (Continued)	Principal		Value
United States (Continued)
PNMAC GMSR Issuer Trust, Series 2018–GT1 (1-Month U.S. LIBOR plus 285 bps)
3.797%, 2–25–23 (F)(G)		$2,000	$1,835

			4,556

TOTAL MORTGAGE–BACKED SECURITIES – 1.8%			$7,250
(Cost: $8,553)

OTHER GOVERNMENT SECURITIES (L)
Argentina – 0.1%
Republic of Argentina
5.625%, 1–26–22		1,700	493

Bulgaria – 0.1%
Bulgaria Government Bond
3.125%, 3–26–35 (H)	EUR	200	279

Columbia – 0.5%
Republic of Colombia:
2.625%, 3–15–23		$1,100	1,065
4.500%, 3–15–29		800	820

			1,885

Indonesia – 1.6%
Republic of Indonesia:
3.750%, 4–25–22 (F)		3,000	3,018
2.950%, 1–11–23		3,300	3,269

			6,287

Israel – 0.2%
Israel Government Bond
2.750%, 7–3–30		700	700

Mexico – 0.6%
United Mexican States:
4.150%, 3–28–27		1,000	1,022
3.250%, 4–16–30		1,654	1,551

			2,573

Panama – 0.2%
Republic of Panama
3.750%, 4–17–26		900	909

Poland – 0.5%
Republic of Poland
5.125%, 4–21–21		2,000	2,072

Qatar – 0.7%
Qatar Government Bond:
2.375%, 6–2–21 (F)		2,000	1,989
3.250%, 6–2–26 (F)		1,000	1,014

			3,003

Saudi Arabia – 0.6%
Saudi Arabia Government Bond:
2.375%, 10–26–21 (F)		1,500	1,481
2.875%, 3–4–23 (F)		1,000	998

			2,479

30	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

OTHER GOVERNMENT SECURITIES (L) (Continued)	Principal		Value
South Africa – 0.1%
Republic of South Africa
4.875%, 4–14–26		$600	$535

Turkey – 0.3%
Turkey Government Bond
6.350%, 8–10–24		1,250	1,184

Uruguay – 0.2%
Republica Orient Uruguay
4.500%, 8–14–24 (C)		600	634

TOTAL OTHER GOVERNMENT SECURITIES – 5.7%			$23,033
(Cost: $24,499)

LOANS (G)
Canada

Communication Services – 0.0%
1232743 B.C. Ltd.
0.000%, 2–7–27 (B)(M)		250	165

Consumer Discretionary – 0.2%
KIK Custom Products, Inc.
0.000%, 5–15–23 (M)		39	35
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps)
5.000%, 5–15–23		850	756

			791

Industrials – 0.0%
Kestrel Bidco, Inc. (ICE LIBOR plus 300 bps)
4.000%, 10–8–26		249	190

Information Technology – 0.0%
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps)
7.959%, 5–15–23 (B)		94	84

Total Canada – 0.2%			$1,230
France

Health Care – 0.2%
Bio Lam LCD SELAS (3-Month EURIBOR plus 375 bps)
3.750%, 4–25–26 (H)	EUR	500	468
Vivalto Sante Investissement S.A. (3-Month EURIBOR plus 325 bps)
3.250%, 7–9–26 (H)		250	241

			709

Total France – 0.2%			$709
Germany

Consumer Discretionary – 0.1%
Speedster Bidco GmbH
0.000%, 2–14–27 (H)(M)		250	236

LOANS (G) (Continued)	Principal		Value
Financials – 0.1%
Jade Germany GmbH (3-Month EURIBOR plus 475 bps)
5.750%, 5–31–23 (H)		$486	$367

Health Care – 0.1%
Nidda Healthcare Holding GmbH
0.000%, 8–21–26 (H)(M)		250	244

Total Germany – 0.3%			$847
Ireland

Financials – 0.1%
ION Trading Finance Ltd. (3-Month EURIBOR plus 325 bps)
4.250%, 11–21–24 (H)		249	221
ION Trading Finance Ltd. (ICE LIBOR plus 400 bps)
5.072%, 11–21–24		$276	226

			447

Total Ireland – 0.1%			$447
Isle of Man

Consumer Discretionary – 0.1%
GVC Holdings plc (ICE LIBOR plus 225 bps)
3.308%, 3–16–24		245	198

Total Isle of Man – 0.1%			$198
Luxembourg

Communication Services – 0.1%
eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps)
3.250%, 5–15–26 (H)	EUR	153	160
Intelsat Jackson Holdings S.A.
0.000%, 11–27–23 (M)		$78	71
Telenet International Finance S.a.r.l. (6-Month EURIBOR plus 225 bps)
2.250%, 4–30–29 (H)	EUR	250	259

			490

Consumer Staples – 0.2%
Froneri Lux Finco S.a.r.l.
0.000%, 1–30–27 (H)(M)		250	260
Froneri Lux Finco S.a.r.l. (3-Month EURIBOR plus 262.5 bps)
2.625%, 1–30–27 (H)		250	260

			520

Industrials – 0.1%
Loire Finco Luxembourg S.a.r.l.
0.000%, 3–13–27 (M)		$500	430

Information Technology – 0.1%
ION Corporate Solutions Finance S.a.r.l. (1-Month EURIBOR plus 425 bps)
4.250%, 10–24–25 (H)	EUR	348	318

LOANS (G) (Continued)	Principal		Value
Materials – 0.1%
Archroma Finance S.a.r.l. (3-Month ICE LIBOR plus 425 bps)
6.098%, 7–28–24 (B)		$344	$296
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps)
5.700%, 7–28–24 (B)		2	2

			298

Total Luxembourg – 0.6%			$2,056
Netherlands

Communication Services – 0.3%
Telenet Financing USD LLC (ICE LIBOR plus 200 bps)
2.705%, 4–30–28		250	228
UPC Broadband Holding B.V.
0.000%, 4–30–29 (H)(M)	EUR	500	500
Ziggo B.V. (3-Month EURIBOR plus 300 bps)
3.000%, 1–31–29 (H)		500	508

			1,236

Consumer Staples – 0.1%
Upfield B.V. (3-Month EURIBOR plus 350 bps)
3.500%, 7–2–25 (H)		250	250

Total Netherlands – 0.4%			$1,486
Saint Lucia

Communication Services – 0.2%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps)
4.870%, 5–27–24		$900	697

Total Saint Lucia – 0.2%			$697
Spain

Health Care – 0.1%
Grifols S.A. (3-Month EURIBOR plus 225 bps)
2.250%, 11–15–27 (H)	EUR	249	265

Total Spain – 0.1%			$265
United Kingdom

Consumer Discretionary – 0.1%
EG Finco Ltd. (3-Month EURIBOR plus 400 bps):
4.000%, 2–5–25 (H)		499	428

Financials – 0.0%
THG Operations Holdings Ltd.
0.000%, 12–10–26 (H)(M)		250	238

2020	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

LOANS (G) (Continued)	Principal		Value
Health Care – 0.1%
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps)
6.015%, 4–4–25 (H)	GBP	500	$501

Total United Kingdom – 0.2%			$1,167
United States

Communication Services – 1.8%
ABG Intermediate Holdings 2 LLC (ICE LIBOR plus 350 bps)
4.950%, 9–29–24		$250	197
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps):
4.700%, 7–25–21		567	454
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps)
7.950%, 7–25–22		530	376
CenturyLink, Inc. (3-Month ICE LIBOR plus 225 bps)
3.239%, 3–15–27		642	596
CenturyLink, Inc. (ICE LIBOR plus 200 bps)
2.989%, 1–31–25		922	845
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps)
4.489%, 8–1–26 (B)		1,189	999
CSC Holdings LLC (ICE LIBOR plus 225 bps)
2.862%, 7–17–25		209	199
Front Range BidCo, Inc. (ICE LIBOR plus 300 bps)
3.989%, 3–9–27 (B)		250	235
Frontier Communications Corp. (ICE LIBOR plus 375 bps):
5.350%, 6–15–24		622	588
5.210%, 6–15–24		2	2
Iridium Satellite LLC (ICE LIBOR plus 375 bps)
4.750%, 11–4–26		250	235
Level 3 Parent LLC (ICE LIBOR plus 175 bps)
2.739%, 3–1–27		148	138
Nexstar Broadcasting, Inc. (3-Month ICE LIBOR plus 275 bps)
4.331%, 9–19–26		240	222
Recorded Books, Inc.
0.000%, 8–31–25 (M)		228	196
Recorded Books, Inc. (ICE LIBOR plus 425 bps)
4.960%, 8–31–25		218	188
Sinclair Television Group, Inc. (ICE LIBOR plus 250 bps)
3.210%, 9–30–26		249	234
West Corp.
0.000%, 10–10–24 (M)		152	113
West Corp. (3-Month ICE LIBOR plus 400 bps)
5.450%, 10–10–24		2,150	1,603

			7,420

LOANS (G) (Continued)	Principal		Value
Consumer Discretionary – 1.9%
Asurion LLC (ICE LIBOR plus 600 bps)
7.489%, 8–4–25	$731		$666
Belk, Inc. (ICE LIBOR plus 675 bps)
7.750%, 7–31–25	138		76
Belron Finance U.S. LLC (ICE LIBOR plus 250 bps)
4.270%, 11–7–26 (B)	249		234
CEC Entertainment, Inc. (ICE LIBOR plus 650 bps)
7.572%, 8–30–26	617		327
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps)
7.006%, 5–9–20	224		223
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps)
5.955%, 11–9–20	800		750
Dealer Tire LLC (1-Month ICE LIBOR plus 425 bps)
5.239%, 12–19–25	34		27
frontdoor, Inc. (ICE LIBOR plus 250 bps)
3.500%, 8–16–25 (B)	246		234
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps)
5.705%, 8–9–20	120		116
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps)
6.322%, 6–8–25	197		162
Jo-Ann Stores, Inc.
0.000%, 10–16–23 (M)	45		16
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps)
6.000%, 10–16–23	819		296
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps)
10.250%, 5–21–24	784		166
Neiman Marcus Group Ltd. LLC (3-Month ICE LIBOR plus 550 bps)
7.516%, 10–25–23 (B)(I)	—	*	—	*
NPC International, Inc. (ICE LIBOR plus 750 bps)
9.277%, 4–18–25 (K)	616		7
Party City Holdings, Inc.
0.000%, 8–19–22 (M)	146		71
Party City Holdings, Inc. (ICE LIBOR plus 250 bps):
4.100%, 8–19–22	71		34
4.110%, 8–19–22	74		36
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps)
2.989%, 10–19–23	89		69
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps)
5.027%, 1–26–23	631		435
Rough Country LLC (ICE LIBOR plus 375 bps)
4.572%, 5–25–23	222		216
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps)
5.322%, 6–15–25 (B)	792		689

LOANS (G) (Continued)	Principal	Value
Consumer Discretionary (Continued)
Staples, Inc. (ICE LIBOR plus 500 bps)
6.515%, 4–12–26	$1,072	$842
Talbots, Inc. (The) (ICE LIBOR plus 700 bps)
8.450%, 11–28–22	692	519
Times Square JV LLC and CPTS Hotel Lessee LLC (1-Month U.S. LIBOR plus 600 bps)
7.006%, 5–9–20	550	549
TRLG Intermediate Holdings LLC
10.000%, 10–27–22 (K)	146	137
United PF Holdings LLC
0.000%, 1–6–27 (B)(M)	75	54
United PF Holdings LLC (ICE LIBOR plus 400 bps)
5.450%, 1–6–27 (B)	608	438
Wheel Pros, Inc. (ICE LIBOR plus 475 bps)
5.822%, 4–4–25 (B)	146	102
Winter Park Intermediate, Inc. (ICE LIBOR plus 475 bps)
5.739%, 4–4–25 (B)	100	70

		7,561

Consumer Staples – 0.2%
Bellring Brands LLC (ICE LIBOR plus 500 bps)
6.000%, 10–21–24	493	459
Froneri U.S., Inc. (ICE LIBOR plus 225 bps)
3.239%, 1–30–27 (B)	500	474

		933

Energy – 0.5%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps)
11.988%, 12–31–21	510	24
California Resources Corp. (ICE LIBOR plus 475 bps)
6.363%, 12–31–22	376	83
EG America LLC (ICE LIBOR plus 400 bps)
5.072%, 2–5–25	291	211
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps)
6.620%, 3–1–26	1,100	719
Foresight Energy LLC
0.000%, 9–10–20 (M)	107	103
Foresight Energy LLC (1-Month ICE LIBOR plus 1,100 bps)
13.000%, 9–10–20	131	126
Foresight Energy LLC (ICE LIBOR plus 725 bps)
7.363%, 3–28–22 (K)	1,584	206
Oryx Midstream Holdings LLC (ICE LIBOR plus 400 bps)
4.989%, 5–22–26 (B)	345	207
Westmoreland Coal Co. (ICE LIBOR plus 650 bps)
9.093%, 3–15–22	134	130

32	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

LOANS (G) (Continued)	Principal		Value
Energy (Continued)
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK)
15.000%, 3–15–29 (B)(I)		$493	$296

			2,105

Financials – 1.4%
Alera Group Intermediate Holdings, Inc. (3-Month ICE LIBOR plus 450 bps):
5.072%, 8–1–25 (B)		249	215
4.989%, 8–1–25 (B)		1	1
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps)
5.489%, 2–28–25		1,740	1,374
AqGen Ascensus, Inc. (ICE LIBOR plus 350 bps)
5.072%, 12–3–22		550	491
AssuredPartners, Inc. (ICE LIBOR plus 350 bps)
4.489%, 2–13–27		249	216
Deerfield Dakota Holding LLC
0.000%, 3–5–27 (B)(M)		250	210
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps)
7.679%, 7–20–26		780	585
Gulf Finance LLC (ICE LIBOR plus 525 bps):
6.710%, 8–25–23		406	202
6.840%, 8–25–23		675	337
HarbourVest Partners LLC (ICE LIBOR plus 225 bps)
3.927%, 3–1–25		211	186
Hudson River Trading LLC (ICE LIBOR plus 300 bps)
3.941%, 2–18–27		393	348
Jane Street Group LLC (ICE LIBOR plus 300 bps)
4.613%, 1–7–25		691	615
MA FinanceCo. LLC (ICE LIBOR plus 275 bps)
3.489%, 6–21–24		34	30
New Cotai LLC
0.000%, 7–20–20 (M)		6	6
New Cotai LLC (1-Month U.S. LIBOR plus 25 bps):
3.500%, 7–20–20		10	9
2.250%, 7–20–20		10	10
NFP Corp. (ICE LIBOR plus 325 bps)
4.239%, 2–13–27		776	663
Refinitiv U.S. Holdings, Inc. (3-Month EURIBOR plus 400 bps)
3.250%, 10–1–25 (H)	EUR	138	144

			5,642

Health Care – 2.1%
Albany Molecular Research, Inc. (ICE LIBOR plus 325 bps)
4.250%, 8–31–24		$244	210
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps)
4.500%, 5–4–25		494	420

LOANS (G) (Continued)	Principal	Value
Health Care (Continued)
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps)
5.250%, 10–20–23	$145	$120
BW NHHC Holdco, Inc. (ICE LIBOR plus 500 bps)
6.615%, 5–15–25	139	79
Concordia International Corp. (ICE LIBOR plus 550 bps)
6.568%, 9–6–24	219	187
Elanco Animal Health, Inc.
0.000%, 2–4–27 (M)	250	236
Exactech, Inc. (ICE LIBOR plus 375 bps)
4.750%, 2–14–25	245	193
Gentiva Health Services, Inc. (ICE LIBOR plus 325 bps)
4.250%, 7–2–25 (B)	1,410	1,318
Hanger, Inc. (ICE LIBOR plus 350 bps)
4.489%, 3–6–25 (B)	245	228
Heartland Dental LLC (ICE LIBOR plus 375 bps)
4.739%, 4–30–25	782	597
LifePoint Health, Inc. (ICE LIBOR plus 375 bps)
4.739%, 11–16–25	660	609
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps)
11.556%, 10–1–25	122	78
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
5.322%, 3–9–25 (B)	165	149
5.322%, 3–17–25 (B)	43	38
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps)
6.527%, 8–28–22	244	174
Surgery Center Holdings, Inc.
0.000%, 8–31–24 (M)	454	346
Syneos Health, Inc. (ICE LIBOR plus 200 bps)
2.739%, 8–1–24 (B)	124	119
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps)
3.750%, 2–6–24	146	91
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps)
6.000%, 6–26–26	1,976	1,708
Verscend Holding Corp.
0.000%, 8–27–25 (B)(M)	455	428
Verscend Holding Corp. (ICE LIBOR plus 450 bps)
5.489%, 8–27–25 (B)	1,478	1,390

		8,718

Industrials – 1.9%
APCO Holdings, Inc. (ICE LIBOR plus 550 bps)
6.490%, 6–8–25 (B)	180	148
Bleriot U.S. Bidco, Inc. (ICE LIBOR plus 475 bps):
6.200%, 11–1–26 (B)	216	190
7.000%, 11–1–26 (B)	34	30

LOANS (G) (Continued)	Principal	Value
Industrials (Continued)
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps)
4.250%, 7–31–22	$434	$369
Creative Artists Agency LLC (ICE LIBOR plus 375 bps)
4.739%, 11–26–26	174	150
Fastball Mergersub LLC (ICE LIBOR plus 350 bps)
4.572%, 1–31–27	250	210
Form Technologies LLC (ICE LIBOR plus 325 bps)
4.700%, 1–28–22 (B)	300	195
Form Technologies LLC (ICE LIBOR plus 850 bps)
9.950%, 1–30–23 (B)	1,313	1,234
Garda World Security Corp. (ICE LIBOR plus 475 bps)
6.390%, 10–30–26 (B)	164	154
Genesee & Wyoming, Inc. (1-Month ICE LIBOR plus 200 bps)
3.450%, 11–5–26	250	238
Guidehouse LLP (1-Month ICE LIBOR plus 450 bps)
5.489%, 5–1–25	249	199
Ingersoll-Rand Services Co. (ICE LIBOR plus 175 bps)
2.739%, 2–28–27	250	234
Maverick Purchaser Sub LLC (ICE LIBOR plus 400 bps)
4.989%, 1–23–27	455	418
McDermott Technology Americas, Inc.:
0.000%, 10–21–20 (M)	107	97
0.000%, 5–10–25 (K)(M)	504	143
McDermott Technology Americas, Inc. (ICE LIBOR plus 500 bps)
7.250%, 5–10–25 (K)	1,058	300
McDermott Technology Americas, Inc. (ICE LIBOR plus 900 bps):
10.647%, 10–21–20	707	638
10.806%, 10–21–20	370	334
PAE Holding Corp. (ICE LIBOR plus 550 bps)
6.500%, 10–20–22	1,349	1,214
PAE Holding Corp. (ICE LIBOR plus 950 bps)
10.500%, 10–20–23 (B)	65	62
Red Ventures LLC (ICE LIBOR plus 250 bps)
3.489%, 11–8–24	292	242
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps)
5.513%, 11–1–24 (B)	244	147
TransDigm, Inc. (ICE LIBOR plus 225 bps)
3.239%, 12–31–25	249	226
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps)
6.463%, 9–8–23 (B)	145	113
U.S. Ecology, Inc. (ICE LIBOR plus 250 bps)
3.489%, 11–1–26 (B)	17	16

2020	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

LOANS (G) (Continued)	Principal	Value
Industrials (Continued)
United Rentals (North America), Inc. (ICE LIBOR plus 175 bps)
2.739%, 10–31–25	$246	$229
Vertiv Group Corp. (ICE LIBOR plus 300 bps)
4.581%, 3–2–27 (B)	250	215

		7,745

Information Technology – 2.0%
Applied Systems, Inc. (ICE LIBOR plus 700 bps)
8.450%, 9–19–25	384	346
CommerceHub, Inc. (ICE LIBOR plus 375 bps)
4.489%, 5–21–25 (B)	596	495
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps)
8.250%, 5–1–25	625	222
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps)
3.620%, 5–1–24	916	587
DCert Buyer, Inc. (ICE LIBOR plus 400 bps)
4.989%, 10–16–26	500	443
Electronics For Imaging, Inc. (ICE LIBOR plus 500 bps)
6.450%, 7–23–26	249	203
Informatica LLC:
7.125%, 2–14–25 (B)	685	603
0.000%, 2–14–27 (M)	274	236
Mitchell International, Inc. (ICE LIBOR plus 725 bps)
8.239%, 11–30–25	237	178
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps):
0.000%, 11–30–25 (M)	531	364
6.015%, 11–30–25	1,225	840
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps)
10.265%, 11–30–26	534	299
Navicure, Inc. (ICE LIBOR plus 400 bps)
4.989%, 10–22–26	285	261
Output Services Group, Inc. (ICE LIBOR plus 425 bps)
6.113%, 3–27–24 (B)	245	204
Park Place Technologies LLC (ICE LIBOR plus 400 bps)
5.000%, 3–29–25 (B)	246	203
Riverbed Technology, Inc.
0.000%, 4–24–22 (M)	27	18
Riverbed Technology, Inc. (ICE LIBOR plus 325 bps)
4.250%, 4–24–22	1,028	659
Science Applications International Corp. (ICE LIBOR plus 225 bps)
3.239%, 3–13–27	250	234
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps)
3.489%, 6–21–24	228	202

LOANS (G) (Continued)	Principal	Value
Information Technology (Continued)
Sedgwick Claims Management Services, Inc. (ICE LIBOR plus 400 bps)
4.989%, 9–4–26	$248	$222
SS&C Technologies, Inc. (ICE LIBOR plus 175 bps)
2.739%, 4–16–25	499	465
Surf Holdings LLC (ICE LIBOR plus 350 bps)
4.814%, 3–5–27	500	442
VF Holding Corp. (ICE LIBOR plus 325 bps)
4.239%, 7–2–25	281	246
VS Buyer LLC (3-Month ICE LIBOR plus 325 bps)
4.863%, 3–2–27 (B)	250	239

		8,211

Materials – 0.4%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps)
6.250%, 4–5–24	128	90
Hercules Merger Sub LLC (ICE LIBOR plus 275 bps)
4.265%, 11–1–26	250	228
Hillman Group, Inc. (The)
0.000%, 5–31–25 (M)	132	102
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps)
5.072%, 5–31–25	826	642
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps)
6.010%, 3–2–23 (B)	371	316

		1,378

Real Estate – 0.2%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps)
7.332%, 1–1–22	928	925

Total United States – 12.4%		$50,638

TOTAL LOANS – 14.8%		$59,740
(Cost: $75,677)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

United States – 0.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO
2.500%, 6–15–39	561	576
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 4–25–40	465	472
3.000%, 2–25–44	142	149

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
United States (Continued)
Federal National Mortgage Association Fixed Rate Pass-Through Certificates
4.646%, 7–1–20	$65	$65
Government National Mortgage Association Fixed Rate Pass-Through Certificates
3.500%, 4–20–34	76	80

		1,342

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.3%		$1,342
(Cost: $1,327)

UNITED STATES GOVERNMENT OBLIGATIONS

United States – 3.8%
U.S. Treasury Notes:
2.125%, 9–30–24	1,600	1,726
1.750%, 12–31–24	400	426
2.875%, 7–31–25	2,735	3,087
2.250%, 11–15–25	2,250	2,471
1.625%, 10–31–26	1,400	1,499
1.625%, 8–15–29	5,000	5,429
1.750%, 11–15–29	500	550

		15,188

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.8%		$15,188
(Cost: $13,743)

SHORT-TERM SECURITIES	Shares
Money Market Funds (N) – 9.3%
State Street Institutional U.S. Government Money Market Fund – Premier Class
0.310%	32,184	32,184
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
0.390% (O)	5,311	5,311

		37,495

TOTAL SHORT-TERM SECURITIES – 9.3%		$37,495
(Cost: $37,495)

TOTAL INVESTMENT SECURITIES – 101.0%		$408,404
(Cost: $460,459)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%		(4,020)

NET ASSETS – 100.0%		$404,384

34	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	All or a portion of securities with an aggregate value of $7,866 are on loan.

(D)	Restricted securities. At March 31, 2020, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
Pinnacle Agriculture Enterprises LLC	3–10–17	389	$177	$—	*
Targa Resources Corp., 9.500%	10–24–17	1	1,624	863

			$1,801	$863

The total value of these securities represented 0.2% of net assets at March 31, 2020.

(E)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $202,073 or 50.0% of net assets.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR—Euro and GBP—British Pound).

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2020.

(K)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Rate shown is the annualized 7-day yield at March 31, 2020.

(O)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at March 31, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	480	U.S. Dollar	583	6–30–20	JPMorgan Securities LLC	$—	$14
Euro	1,420	U.S. Dollar	1,571	6–30–20	JPMorgan Securities LLC	—	—	*
Euro	5,186	U.S. Dollar	6,719	9–30–21	JPMorgan Securities LLC	904	—

						$904	$14

2020	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$208	$935		$—
Energy	—	91		—	*
Health Care	—	27		—
Total Common Stocks	$208	$1,053		$—	*
Investment Funds	4,522	—		—
Preferred Stocks	—	863		—	*
Warrants	—	—	*	—
Asset-Backed Securities	—	8,357		—
Corporate Debt Securities	—	249,353		—
Mortgage-Backed Securities	—	7,250		—
Other Government Securities	—	23,033		—
Loans	—	46,501		13,239
United States Government Agency Obligations	—	1,342		—
United States Government Obligations	—	15,188		—
Short-Term Securities	37,495	—		—
Total	$42,225	$352,940		$13,239
Forward Foreign Currency Contracts	$—	$904		$—

Liabilities
Forward Foreign Currency Contracts	$—	$14		$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Warrants		Loans
Beginning Balance 10-1-19	$—	$16	$—	*	$5,022
Net realized gain (loss)	—	—	—		(15)
Net change in unrealized appreciation (depreciation)	(29)	(16)	—		(1,802)
Purchases	—	—	—		5,110
Sales	—	—	—		(1,545)
Amortization/Accretion of premium/discount	—	—	—		(16)
Transfers into Level 3 during the period	29	—	—		8,772
Transfers out of Level 3 during the period	—	—	—	*	(2,287)

Ending Balance 3-31-20	$— *	$— *	$—		$13,239

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-20	$(29)	$(16)	$—		$(1,815)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

36	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

Information about Level 3 fair value measurements:

	Fair Value at 3-31-20		Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$—	*	Market comparable approach	Adjusted EBITDA multiple	3.10x

Preferred Stocks	—	*	Transaction	Price	$0

Loans	13,239		Third-party vendor pricing service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date would result in a higher (lower) fair value measurement.

The following acronyms are used throughout this schedule:

CLO = Collateralized Loan Obligation

CMO = Collateralized Mortgage Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REMIC = Real Estate Mortgage Investment Conduit

Market Sector Diversification
(as a % of net assets)
Financials	24.6%
Communication Services	11.3%
Consumer Discretionary	8.1%
Industrials	7.1%
Consumer Staples	7.0%
Other Government Securities	5.7%
Health Care	5.6%
Energy	5.5%

Market Sector Diversification (Continued)
Materials	5.0%
United States Government and Government Agency Obligations	4.1%
Information Technology	3.4%
Utilities	3.2%
Real Estate	1.1%
Other+	8.3%

+	Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	37

PORTFOLIO HIGHLIGHTS	IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND

ALL DATA IS AS OF MARCH 31, 2020 (UNAUDITED)

Asset Allocation

Bonds	90.2%
Municipal Bonds	90.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	9.8%

Quality Weightings

Investment Grade	66.1%
AA	22.8%
A	17.3%
BBB	26.0%
Non-Investment Grade	24.1%
BB	4.5%
B	0.7%
CCC	0.1%
Non-rated	18.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	9.8%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

38	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
California – 88.5%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006,
0.000%, 6–1–55 (A)	$1,000	$54
CA Edu Fac Auth, Rev Bonds (Art Ctr College of Design), Ser 2018A,
5.000%, 12–1–48	250	273
CA Edu Fac Auth, Rev Bonds (Loma Linda Univ), Ser 2017A,
5.000%, 4–1–47	300	334
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2019A,
4.000%, 11–1–20	100	102
CA Hlth Fac Fin Auth, Rev Bonds (City of Hope), Ser 2019,
5.000%, 11–15–24	100	117
CA Hlth Fac Fin Auth, Rev Bonds (Providence St. Joseph Hlth), Ser 2019C,
5.000%, 10–1–39	500	571
CA Infra and Econ Dev Bank, Natl Charter Sch Revolving Loan Fund Rev Bonds, Ser 2019B:
5.000%, 11–1–25	100	120
5.000%, 11–1–49	100	119
CA Muni Fin Auth, Charter Sch Lease Rev Bonds (Bella Mente Montessori Academy Proj), Ser 2018A,
5.000%, 6–1–48	325	325
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2018A,
5.000%, 7–1–49	300	299
CA Muni Fin Auth, Insd Rev Bonds (Channing House Proj), Ser 2017B (Insured by the CA Office of Statewide Hlth Planning and Dev),
5.000%, 5–15–24	100	116
CA Muni Fin Auth, Insd Rev Bonds (Town and Country Manor), Ser 2019:
4.000%, 7–1–20	110	111
4.000%, 7–1–21	200	207
CA Muni Fin Auth, Rev Bonds (CA Baptist Univ), Ser 2016A,
5.000%, 11–1–46	500	508
CA Muni Fin Auth, Rev Bonds (CA Lutheran Univ), Ser 2018,
5.000%, 10–1–27	250	276
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A,
5.000%, 11–15–32	425	510
CA Muni Fin Auth, Rev Rfdg Bonds (Eisenhower Med Ctr), Ser 2017B:
5.000%, 7–1–37	250	283
5.000%, 7–1–42	250	275
CA Muni Fin Auth, Rev Rfdg Bonds (HumanGood Oblig Group), Ser 2019A,
4.000%, 10–1–28	290	298

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Muni Fin Auth, Spl Fac Rev Bonds (Utd Airlines, Inc. Los Angeles Intl Arpt Proj), Ser 2019,
4.000%, 7–15–29	$250	$252
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12–31–47	250	258
5.000%, 12–31–47	250	265
CA Muni Fin Auth, Student Hsng Rev Bonds (CHF-Davis I LLC - West Vlg Student Hsng Proj), Ser 2018 (Insured by BAMAC),
4.000%, 5–15–48	300	288
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2017A-1,
1.170%, 11–1–42 (B)	250	250
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2015A-1,
3.375%, 7–1–25	300	312
CA Pollutn Ctl Fin Auth, Solid Waste Rfdg Rev Bonds (Republic Svc, Inc. Proj), Ser 2010A,
5.820%, 9–1–38 (B)	250	250
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Bonds (Poseidon Res (Channelside) L.P. Desalination Proj), Ser 2012,
5.000%, 11–21–45	250	246
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Rfdg Bonds (San Diego Cnty Water Auth Desalination Proj Pipeline), Ser 2019,
5.000%, 11–21–45	250	246
CA Sch Fin Auth, Charter Sch Rev Bonds (Larchmont Charter Sch Proj), Ser 2018A,
5.000%, 6–1–43	250	248
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch – Oblig Group), Ser 2017G:
5.000%, 6–1–30	310	317
5.000%, 6–1–37	330	328
CA Sch Fin Auth, Charter Sch Rev Bonds (Summit Pub Sch – Oblig Group), Ser 2017,
5.000%, 6–1–37	500	535
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch – Oblig Group), Ser 2016,
5.000%, 8–1–41	250	262
CA Sch Fin Auth, Sch Fac Rev Bonds (Granada Hills Charter High Sch Oblig Group), Ser 2017A,
5.000%, 7–1–48	350	368
CA Sch Fin Auth, Sch Fac Rev Bonds (Green Dot Pub Sch CA Proj), Ser 2018A,
5.000%, 8–1–48	250	258
CA Sch Fin Auth, Sch Fac Rev Bonds (Kipp LA Proj), Ser 2017A,
5.000%, 7–1–47	300	320

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Sch Fin Auth, Sch Fac Rev Rfdg Bonds (HTH Learning Proj), Ser 2017A,
5.000%, 7–1–49	$300	$316
CA Statewide Cmnty Dev Auth, Rev Bonds (American Baptist Homes of the West), Ser 2015,
5.000%, 10–1–22	270	291
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A,
5.250%, 12–1–56	250	266
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase IV-A CHF – Irvine LLC), Ser 2017,
5.000%, 5–15–47	185	206
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apts, Phase IV-A CHF – Irvine LLC), Ser 2017,
5.000%, 5–15–42	300	336
CA Statewide Comnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2014A,
5.250%, 12–1–44	250	266
CA Various Purp GO Bonds,
5.000%, 9–1–46	500	588
Chino Pub Fin Auth, Local Agy Rfdg Bonds, Ser 2016A,
3.500%, 9–1–43	250	242
Chino, CA, Cmnty Fac Dist, Spl Tax Rev Bonds, Ser 2016–2,
5.000%, 9–1–47	150	163
City of San Ramon, Cert of Part (Cap Impvt Fin Prog), Ser 2019,
4.000%, 6–1–39	300	337
Cmnty Fac Dist No. 36 of Jurupa Cmnty Svc Dist., Spl Tax Bonds, Ser 2017A:
4.125%, 9–1–42	200	204
4.250%, 9–1–47	300	310
Corona–Norco Unif Sch Dist (Riverside Cnty, CA), Election of 2014 GO Bonds, Ser C,
4.000%, 8–1–49	500	556
Corona–Norco Unif Sch Dist (Riverside, CA), Election of 2006 GO Bonds, Ser 2011E,
0.000%, 8–1–24 (A)	80	87
Eureka Successor Agy, Tax Alloc Rfdg Bonds, Ser 2017B,
5.000%, 11–1–21	155	164
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM),
3.950%, 1–15–53	300	315
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1,
5.000%, 6–1–29	600	697
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2018A,
5.000%, 6–1–22	175	187

2020	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS	IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2 Sr Convertible Bonds,
5.300%, 6–1–37	$150	$150
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1,
5.000%, 6–1–47	500	481
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-2,
5.000%, 6–1–47	250	241
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2017B (Insured by BAMAC),
5.000%, 9–1–47	150	166
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2019A,
4.000%, 9–1–54	250	269
Lammersville, CA, Joint Unif Sch Dist, Spl Tax Bonds (Lammersville Sch Dist Cmnty Fac Dist No. 2002, Mountain House), Ser 2017,
5.000%, 9–1–33	500	566
Lincoln Unif Sch Dist Fin Corp., Cert of Part, Ser 2019,
4.000%, 9–1–25	315	356
Long Beach Bond Fin Auth, Natural Gas Purchase Rev Bonds, Ser 2007A,
5.500%, 11–15–37	165	212
Long Beach, CA, Harbor Rev Rfdg Bonds, Ser 2020B,
5.000%, 5–15–24	500	552
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2016B,
5.000%, 5–15–46	300	337
M-S-R Energy Auth, Gas Rev Bonds, Ser 2009C,
7.000%, 11–1–34	300	416
Murrieta, CA, Cmnty Fac Dist No. 2005-5, Spl Tax Bonds (Golden City), Ser 2017A,
5.000%, 9–1–46	300	328
Oakland-Alameda Cnty Coliseum Auth, Lease Rev Bonds (Oakland Coliseum Proj), Ser 2012A,
5.000%, 2–1–24	250	267
Ontario, CA, Cmnty Fac Dist No. 28, Spl Tax Bonds (New Haven Fac–Area A), Ser 2017:
5.000%, 9–1–42	130	141
5.000%, 9–1–47	230	251
Ontario, CA, Cmnty Fac Dist No. 31, Spl Tax Bonds (Carriage House/Amberly Lane), Ser 2017,
5.000%, 9–1–47	135	149
Oro Grande Elem Sch Dist, Cert of Part, Ser 2013,
5.000%, 9–15–27	40	42
Palamar Hlth, Rfdg Rev Bonds, Ser 2016:
4.000%, 11–1–39	175	186
5.000%, 11–1–39	500	574

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Palomar Hlth, Cert of Part, Ser 2017,
5.000%, 11–1–21	$250	$263
Poway Unif Sch Dist, Spl Tax Bonds (Cmnty Fac Dist No. 15 Del Sur East Impvt Area C), Ser 2016,
5.000%, 9–1–46	250	273
Regents of the Univ of CA, Ltd. Proj Rev Bonds, Ser M,
5.000%, 5–15–32	300	366
Richmond Joint Powers Fin Auth, Lease Rev Rfdg Bonds (Civic Ctr Proj), Ser 2019A (Insured by AGM),
5.000%, 11–1–25	400	480
Roseville City Sch Dist (Placer Cnty, CA), Election of 2002 GO Bonds, Ser A,
0.000%, 8–1–22 (A)	100	97
Roseville, CA, Spl Tax Rev Bonds (Fiddyment Ranch Cmnty Fac Dist No. 1), Ser 2017A,
5.000%, 9–1–35	250	282
Sacramento Cnty Sanitation Dist Fin Auth, 2000 Sub Lien Var Rate Rev Bonds (Sacramento Rgnl Cnty Sanitation Dist), Ser C,
4.710%, 12–1–30	500	500
Sacramento Cnty Watr Fin Auth, Rev Bnds (Sacramento Cnty Watr Agy Zone 40 and 41 2007 Watr Sys Proj), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 55 bps),
1.609%, 6–1–34 (C)	400	377
Sacramento Cnty, Arpt Sys Sub Rev Rfdg Bonds, Ser 2018E,
5.000%, 7–1–35	250	300
Sacramento, CA, Spl Tax Bonds (Natomas Cent Comnty Fac), Ser 2016,
5.000%, 9–1–41	250	275
San Bernardino, CA, Cmnty Fac Dist No. 2006-1 (Lytle Creek North), Impvt Area No. 4 Spl Tax Bonds, Ser 2016,
4.000%, 9–1–42	250	255
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011,
7.500%, 12–1–41	100	108
San Diego Assoc of Govts, South Bay Expressway Toll Rev First Sr Lien Bonds, Ser 2017A,
5.000%, 7–1–27	100	126
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2017A,
5.000%, 7–1–42	200	237
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2019A,
4.000%, 5–1–49	250	264
San Francisco City and Cnty Pub Util Comsn, Water Rev Bonds, Ser 2016AB,
4.000%, 11–1–39	250	275

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
San Jose, CA, Arpt Rev Rfdg Bonds, Ser 2017A,
5.000%, 3–1–47	$200	$223
San Juan Unif Sch Dist (Sacramento Cnty, CA), Elec of 1998 GO Bonds, Ser 2003B,
0.000%, 8–1–21 (A)	200	197
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	250	264
Santa Clara Cnty Fin Auth, Var Rate Demand Rfdg Lease Rev Bonds (Multiple Fac Proj), Ser 2008M,
4.710%, 5–15–35	500	500
Santa Clara Cnty, CA, Union Elem Sch Dist, Election of 1999 GO Bonds, Ser A,
0.000%, 9–1–22 (A)	100	97
Southn CA Pub Power Auth, Gas Proj Rev Bonds (Proj No. 1), Ser 2007A,
5.000%, 11–1–33	295	353
Southn CA Pub Power Auth, Milford Wind Corridor Phase I Proj, Rfdg Rev Bonds, Ser 2019-1:
4.000%, 7–1–20	100	101
3.000%, 7–1–21	100	102
2.000%, 7–1–22	100	102
State Pub Works Board of CA, Lease Rev Rfdg Bonds (Dept of Edu), Ser 2017H,
5.000%, 4–1–26	300	363
Stockton Pub Fin Auth, Wastewater Bond Anticipation Notes, Ser 2019,
1.400%, 6–1–22	400	399
Successor Agy to the Lemon Grove Cmnty Dev Agy, Lemon Grove Redev Proj Area, Tax Alloc Rfdg Bonds, Ser 2019A (Insured by BAMAC),
4.000%, 8–1–21	370	384
Successor Agy to the Redev Agy of the City of Tulare, Tax Alloc Rfdg Bonds, Ser 2017A (Insured by BAMAC),
4.000%, 8–1–40	250	274
Tob Securitization Auth of Northn CA, Tob Stlmt Asset-Bkd Bonds (Sacramento Cnty Tob Securitization Corp.), Ser 2005A-1,
5.500%, 6–1–45	100	94
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006D,
0.000%, 6–1–46 (A)	300	40
WA Township Hlth Care Dist Rev Bonds, Ser 2017A:
3.500%, 7–1–30	45	48
3.750%, 7–1–31	255	277
Westn Riverside Water and Wastewater Fin Auth, Local Agy Rev Rfdg Bonds, Ser 2016A,
5.000%, 9–1–29	250	302

40	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
William S. Hart Union High Sch Dist, Cmnty Fac Dist No. 2015-1 Spl Tax Bonds, Ser 2017,
5.000%, 9–1–47	$300	$325

		30,039

Guam – 0.8%
Guam Port Rev Bonds, Ser 2018B,
5.000%, 7–1–22	250	254

MUNICIPAL BONDS (Continued)	Principal	Value
Puerto Rico – 0.9%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A-4,
5.250%, 7–1–30	$135	$136
PR Hwy and Trans Auth, Hwy Rev Rfdg Bonds, Ser CC:
5.250%, 7–1–32	120	128
5.250%, 7–1–33	50	53

		317

TOTAL MUNICIPAL BONDS – 90.2%		$30,610
(Cost: $30,417)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (D) – 8.3%
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.310%	2,830	$2,830

TOTAL SHORT-TERM SECURITIES – 8.3%		$2,830
(Cost: $2,830)

TOTAL INVESTMENT SECURITIES – 98.5%		$33,440
(Cost: $33,247)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.5%		520

NET ASSETS – 100.0%		$33,960

Notes to Schedule of Investments

(A)	Zero coupon bond.

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $500 or 1.5% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Rate shown is the annualized 7-day yield at March 31, 2020.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$30,610	$—
Short-Term Securities	2,830	—	—
Total	$2,830	$30,610	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	41

PORTFOLIO HIGHLIGHTS	IVY CASH MANAGEMENT FUND

ALL DATA IS AS OF MARCH 31, 2020 (UNAUDITED)

Asset Allocation

Investment Funds	1.2%
Money Market Funds	1.2%
Corporate Obligations	64.4%
Commercial Paper	36.7%
Certificate Of Deposit	19.0%
Notes	5.1%
Master Note	3.6%
United States Government and Government Agency Obligations	27.7%
Municipal Obligations	6.9%
Liabilities, Net of Cash and Other Assets	-0.2%

42	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY CASH MANAGEMENT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

INVESTMENT FUNDS	Shares	Value
Money Market Funds (A) – 1.2%
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.310%, 4-1-20	18,912	$18,912

TOTAL INVESTMENT FUNDS – 1.2%		18,912
(Cost: $18,912)

CORPORATE OBLIGATIONS	Principal
Certificate Of Deposit
Banco del Estado de Chile (1-Month U.S. LIBOR plus 24 bps),
1.040%, 4-17-20 (B)	$15,000	15,000
Banco del Estado de Chile (1-Month U.S. LIBOR plus 23 bps),
1.170%, 4-29-20 (B)	7,000	7,000
Banco del Estado de Chile (1-Month U.S. LIBOR plus 22 bps),
1.080%, 4-13-20 (B)	20,000	20,000
Banco del Estado de Chile (3-Month U.S. LIBOR plus 24 bps),
1.940%, 5-14-20 (B)	20,000	20,000
Bank of Montreal (1-Month U.S. LIBOR plus 11 bps),
0.910%, 4-14-20 (B)	15,000	15,000
Bank of Montreal (Secured Overnight Financing Rate plus 41 bps),
0.420%, 4-1-20 (B)	12,000	12,000
Bank of Montreal (Secured Overnight Financing Rate plus 25 bps),
0.260%, 4-1-20 (B)	10,000	10,000
Bank of Nova Scotia (The) (1-Month U.S. LIBOR plus 23 bps),
1.000%, 4-20-20 (B)	15,000	15,000
Bank of Nova Scotia (The) (Federal Funds Rate plus 37 bps),
0.460%, 4-1-20 (B)	15,000	15,000
Canadian Imperial Bank of Commerce (Secured Overnight Financing Rate plus 25 bps),
0.260%, 4-1-20 (B)	10,000	10,000
Canadian Imperial Bank of Commerce (Secured Overnight Financing Rate plus 28 bps),
0.290%, 4-1-20 (B)	25,000	25,000
Canadian Imperial Bank of Commerce (Secured Overnight Financing Rate plus 21 bps),
0.220%, 4-1-20 (B)	20,000	20,000
Canadian Imperial Bank of Commerce (U.S. Federal Funds effective rate plus 16 bps),
0.250%, 4-1-20 (B)	10,000	10,000
Citibank N.A.,
0.820%, 9-8-20	10,000	10,000
Royal Bank of Canada (1-Month U.S. LIBOR plus 21 bps),
1.070%, 4-11-20 (B)	11,000	11,000

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Certificate Of Deposit (Continued)
Royal Bank of Canada (Federal Funds Rate plus 27 bps),
0.360%, 4-1-20 (B)	$10,000	$10,000
Royal Bank of Canada (Secured Overnight Financing Rate plus 55 bps),
0.560%, 4-1-20 (B)	25,000	25,000
Toronto-Dominion Bank (1-Month U.S. LIBOR plus 24 bps),
1.170%, 4-25-20 (B)	25,000	25,000
Toronto-Dominion Bank (Federal Funds Rate plus 37 bps),
0.460%, 4-1-20 (B)	15,000	15,000
Wells Fargo Bank N.A. (1-Month U.S. LIBOR plus 29 bps),
0.380%, 4-1-20 (B)	12,000	12,000
Wells Fargo Bank N.A. (Federal Funds Rate plus 45 bps),
0.540%, 4-1-20 (B)	9,000	9,000

Total Certificate Of Deposit – 19.0%		311,000
Commercial Paper (B)
Archer Daniels Midland Co.,
2.100%, 4-2-20	15,000	14,999
Bank of Nova Scotia (The) (Secured Overnight Financing Rate plus 23 bps),
0.240%, 4-1-20 (B)	15,000	15,000
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.):
1.750%, 4-1-20	15,000	15,000
1.950%, 4-7-20	12,000	11,996
2.000%, 4-8-20	10,000	9,996
Chevron Corp.:
1.900%, 4-1-20	10,000	10,000
1.950%, 4-8-20	12,000	11,995
Coca-Cola Co. (The):
0.750%, 7-7-20	15,000	14,969
1.000%, 1-15-21	15,000	14,880
Corporacion Andina de Fomento:
1.000%, 4-1-20	10,000	10,000
1.660%, 4-24-20	5,000	4,994
1.700%, 5-19-20	8,000	7,982
CVS Health Corp.,
3.450%, 4-1-20	14,750	14,750
Florida Power & Light Co.,
1.710%, 4-2-20	10,000	10,000
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc):
1.130%, 5-29-20	6,750	6,738
1.000%, 8-26-20	5,000	4,980
GlaxoSmithKline LLC (GTD by GlaxoSmithKline plc):
1.250%, 4-2-20	10,000	10,000
1.920%, 4-23-20	6,000	5,993
2.270%, 4-27-20	5,000	4,992
International Business Machines Corp.,
0.990%, 6-26-20	15,000	14,964
John Deere Capital Corp.,
1.580%, 5-21-20	5,000	4,989

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Commercial Paper (B) (Continued)
Kimberly-Clark Corp.:
1.400%, 4-3-20	$10,750	$10,749
1.710%, 4-13-20	10,000	9,994
1.920%, 4-23-20	7,000	6,991
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
1.920%, 4-23-20	10,000	9,988
1.990%, 7-22-20	30,000	29,813
0.950%, 10-8-20	5,000	4,975
1.980%, 10-15-20	5,000	4,946
McCormick & Co., Inc.,
3.050%, 4-1-20	14,200	14,200
Merck & Co., Inc.,
1.720%, 4-14-20	15,000	14,990
Mondelez International, Inc.,
2.050%, 4-8-20	15,000	14,994
Northern Illinois Gas Co.,
1.880%, 4-16-20	20,000	19,983
PACCAR Financial Corp. (GTD by PACCAR, Inc.):
1.090%, 4-6-20	5,000	4,999
1.500%, 4-7-20	13,500	13,497
PacifiCorp,
2.450%, 4-1-20	12,700	12,700
Pricoa Short Term Funding LLC,
1.710%, 4-13-20	29,500	29,482
Prudential Financial, Inc.,
0.400%, 4-1-20	30,000	30,000
Rockwell Automation, Inc.:
2.500%, 4-6-20	10,000	9,997
2.390%, 4-22-20	10,000	9,985
Royal Bank of Canada (Federal Funds Rate plus 35 bps),
0.440%, 4-1-20 (B)	15,000	15,000
Shell International Finance B.V. (GTD by Royal Dutch Shell plc),
1.980%, 6-18-20	15,000	14,935
Sonoco Products Co.,
1.700%, 4-1-20	16,000	16,000
UnitedHealth Group, Inc.:
2.500%, 4-1-20	23,706	23,706
2.300%, 4-2-20	10,000	9,999
2.220%, 4-28-20	7,000	6,988
Wisconsin Electric Power Co.,
2.250%, 4-1-20	25,000	25,000

Total Commercial Paper – 36.7%		583,128
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
0.930%, 4-7-20 (B)	58,348	58,348

Total Master Note – 3.6%		58,348
Notes
Bank of America N.A. (Federal Funds Rate plus 30 bps),
0.390%, 4-1-20 (B)	15,000	15,000
Corporacion Andina de Fomento,
2.550%, 7-18-20	22,417	22,393

2020	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS	IVY CASH MANAGEMENT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Notes (Continued)
Net Magan Two LLC (GTD by Federal Home Loan Bank) (1-Month U.S. LIBOR plus 10 bps),
1.450%, 4-7-20 (B)	$15,200	$15,200
Osprey Properties Ltd. (1-Month U.S. LIBOR),
1.200%, 4-7-20 (B)	19,670	19,670
Wells Fargo & Co. (3-Month U.S. LIBOR plus 88 bps),
2.680%, 4-22-20 (B)	11,000	11,025

Total Notes – 5.1%		83,288

TOTAL CORPORATE OBLIGATIONS – 64.4%		$1,035,764
(Cost: $1,035,764)

MUNICIPAL OBLIGATIONS
California – 1.2%
University of California (1-Month U.S. LIBOR plus 8 bps),
5.000%, 4-7-20 (B)	18,675	18,675

Colorado – 0.1%
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 30 bps),
6.000%, 4-7-20 (B)	1,200	1,200

Florida – 0.2%
Miami-Dade Cnty, FL, Seaport Rev Commercial Paper Notes, Ser A-2 (GTD by Bank of America N.A.),
5.190%, 4-2-20	2,619	2,619

Kansas – 0.1%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
0.700%, 4-1-20 (B)	2,000	2,000

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Missouri – 0.4%
Kansas City, MO, Var Rate Dem Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.) (BVAL plus 22 bps),
2.990%, 4-7-20 (B)	$5,700	$5,700

New Jersey – 0.4%
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.) (1-Week U.S. LIBOR plus 10 bps),
1.200%, 4-7-20 (B)	5,765	5,765

Pennsylvania – 0.4%
EPC – Allentown, LLC, Incr Taxable Var Rate Demand Bonds, Ser 2005 (GTD by U.S. Bank N.A.) (1-Week U.S. LIBOR plus 10 bps),
1.200%, 4-7-20 (B)	5,835	5,835

South Carolina – 4.1%
SC Pub Svc Auth, Rev Commercial Paper Notes, Ser DD (GTD by Bank of America N.A.):
1.300%, 4-7-20	46,361	46,361
1.750%, 4-8-20	19,614	19,614

		65,975

TOTAL MUNICIPAL OBLIGATIONS – 6.9%		$107,769
(Cost: $107,769)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills (C) – 7.0%
U.S. Treasury Bills:
1.530%, 4-2-20	5,000	5,000
1.530%, 4-9-20	22,000	21,993
1.440%, 4-16-20	18,000	17,988
0.040%, 4-21-20	10,000	10,000
1.460%, 4-23-20	5,000	4,995
1.480%, 4-30-20	3,200	3,196
0.800%, 5-5-20	3,000	2,998
1.510%, 5-7-20	12,500	12,481
1.520%, 5-14-20	15,000	14,972

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Treasury Bills (C) (Continued)
1.140%, 6-4-20	$10,000	$9,979
0.380%, 6-11-20	9,000	8,993

		112,595

United States Government Agency Obligations – 20.7%
U.S. International Development Finance Corp. (GTD by U.S. Government),
1.890%, 11-17-20	8,000	8,000
U.S. International Development Finance Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.000%, 4-1-20 (B)	20,600	20,600
1.450%, 4-7-20 (B)	3,461	3,461
1.900%, 4-7-20 (B)	21,708	21,708
2.000%, 4-7-20 (B)	279,583	279,583

		333,352

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 27.7%		$445,947
(Cost: $445,947)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,608,392
(Cost: $1,608,392)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(2,544)

NET ASSETS – 100.0%		$1,605,848

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at March 31, 2020.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2020. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Rate shown is the yield to maturity at March 31, 2020.

44	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY CASH MANAGEMENT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$18,912	$—	$—
Corporate Obligations	—	1,035,764	—
Municipal Obligations	—	107,769	—
United States Government and Government Agency Obligations	—	445,947	—
Total	$18,912	$1,589,480	$—

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	45

PORTFOLIO HIGHLIGHTS	IVY CORPORATE BOND FUND

ALL DATA IS AS OF MARCH 31, 2020 (UNAUDITED)

Asset Allocation

Bonds	96.9%
Corporate Debt Securities	90.1%
Asset-Backed Securities	3.0%
Municipal Bonds — Taxable	2.0%
Other Government Securities	1.6%
Mortgage-Backed Securities	0.2%
United States Government and Government Agency Obligations	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.1%

Quality Weightings

Investment Grade	93.2%
AAA	2.0%
AA	12.1%
A	29.0%
BBB	50.1%
Non-Investment Grade	3.7%
BB	3.2%
Non-rated	0.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.1%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

46	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
3.500%, 5–26–22	$1,900	$1,584
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.750%, 12–15–27 (A)	3,325	3,710
American Airlines Class A Pass-Through Certificates, Series 2016-2,
3.650%, 6–15–28	1,709	1,843
American Airlines Class AA Pass-Through Certificates, Series 2016-2,
3.200%, 6–15–28	2,564	2,787
American Airlines Class AA Pass-Through Certificates, Series 2017-2,
3.350%, 10–15–29	919	913
American Airlines, Inc. Pass-Through Certificates, Series 2016-1, Class AA,
3.575%, 1–15–28	3,332	3,161
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class AA,
3.650%, 2–15–29	426	406
Delta Air Lines, Inc. Pass-Through Certificates, Series 2020AA, Class B,
2.000%, 6–10–28	1,975	1,797
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7–9–21 (A)	3,500	3,488
United Airlines Pass-Through Certificates, Series 2016-AA,
3.100%, 7–7–28	4,417	4,098

TOTAL ASSET-BACKED SECURITIES – 3.0%		$23,787
(Cost: $24,032)

CORPORATE DEBT SECURITIES
Communication Services

Advertising – 0.6%
Interpublic Group of Cos., Inc. (The),
4.750%, 3–30–30	2,725	2,709
Omnicom Group, Inc.,
4.200%, 6–1–30	2,000	2,062

		4,771

Broadcasting – 0.2%
Fox Corp.,
3.500%, 4–8–30	1,425	1,422

Cable & Satellite – 1.3%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
4.464%, 7–23–22	3,208	3,314

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Cable & Satellite (Continued)
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.900%, 3–1–38	$1,000	$1,124
4.600%, 10–15–38	1,875	2,336
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC),
3.250%, 11–1–39	3,125	3,298

		10,072

Integrated Telecommunication Services – 2.9%
AT&T, Inc.:
3.950%, 1–15–25	1,750	1,844
2.950%, 7–15–26	4,500	4,427
3.800%, 2–15–27	500	519
4.350%, 3–1–29	4,000	4,301
Verizon Communications, Inc.:
4.329%, 9–21–28	2,500	2,881
5.250%, 3–16–37 (B)	2,250	2,878
4.812%, 3–15–39	4,672	5,757

		22,607

Interactive Home Entertainment – 1.0%
Activision Blizzard, Inc.:
2.300%, 9–15–21	5,250	5,286
2.600%, 6–15–22	3,000	3,021

		8,307

Movies & Entertainment – 0.6%
TWDC Enterprises 18 Corp.,
3.700%, 12–1–42	1,000	1,124
Walt Disney Co. (The):
4.125%, 12–1–41	2,000	2,352
4.125%, 6–1–44	1,000	1,184

		4,660

Publishing – 0.3%
Thomson Reuters Corp.,
5.850%, 4–15–40	2,000	2,365

Wireless Telecommunication Service – 1.6%
Crown Castle Towers LLC:
3.222%, 5–15–22 (A)	2,000	2,001
3.663%, 5–15–25 (A)	5,120	5,122
4.241%, 7–15–28 (A)	2,500	2,527
Sprint Spectrum L.P.,
3.360%, 9–20–21 (A)	3,375	3,358

		13,008

Total Communication Services – 8.5%		67,212
Consumer Discretionary

Apparel Retail – 0.2%
TJX Cos., Inc. (The),
4.500%, 4–15–50	1,750	1,876

Auto Parts & Equipment – 0.1%
Delphi Jersey Holdings plc,
5.000%, 10–1–25 (A)	1,425	1,136

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Automobile Manufacturers – 0.2%
General Motors Co.,
5.000%, 10–1–28	$1,750	$1,534

Automotive Retail – 0.3%
AutoZone, Inc.,
4.000%, 4–15–30	2,600	2,654

Casinos & Gaming – 0.5%
GLP Capital L.P. and GLP Financing II, Inc.,
4.000%, 1–15–30	900	757
Las Vegas Sands Corp.,
3.500%, 8–18–26	3,557	3,254

		4,011

Education Services – 0.3%
University of Southern California,
3.028%, 10–1–39	2,000	1,928

Footwear – 0.6%
NIKE, Inc.:
3.875%, 11–1–45	3,000	3,547
3.375%, 3–27–50	1,000	1,096

		4,643

Home Improvement Retail – 0.7%
Home Depot, Inc. (The),
4.200%, 4–1–43	4,700	5,461

Hotels, Resorts & Cruise Lines – 0.4%
Royal Caribbean Cruises Ltd.,
2.650%, 11–28–20	3,108	2,799

Restaurants – 0.6%
Starbucks Corp.,
4.450%, 8–15–49	4,400	5,028

Total Consumer Discretionary – 3.9%		31,070
Consumer Staples

Brewers – 1.8%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
4.750%, 1–23–29	13,250	14,567

Drug Retail – 0.8%
CVS Health Corp.:
3.250%, 8–15–29	3,125	3,044
5.050%, 3–25–48	3,200	3,634

		6,678

Food Distributors – 0.2%
Sysco Corp.:
6.600%, 4–1–40	885	949
6.600%, 4–1–50	425	462

		1,411

2020	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Food Retail – 0.3%
Alimentation Couche-Tard, Inc.,
2.950%, 1–25–30 (A)	$2,650	$2,463

Hypermarkets & Super Centers – 0.9%
Walmart, Inc.,
4.050%, 6–29–48	5,250	6,751

Packaged Foods & Meats – 2.0%
Mars, Inc.,
3.200%, 4–1–30 (A)	4,375	4,572
Nestle Holdings, Inc.,
3.900%, 9–24–38 (A)	5,500	6,332
Smithfield Foods, Inc.:
2.650%, 10–3–21 (A)	3,000	2,808
3.350%, 2–1–22 (A)	2,000	1,945

		15,657

Personal Products – 0.8%
Estee Lauder Co., Inc. (The):
4.150%, 3–15–47	3,125	3,369
3.125%, 12–1–49	3,000	2,914

		6,283

Soft Drinks – 0.3%
Keurig Dr Pepper, Inc.,
4.057%, 5–25–23	2,250	2,343

Tobacco – 1.5%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
3.490%, 2–14–22	3,380	3,417
2.850%, 8–9–22	2,250	2,261
Imperial Brands Finance plc,
3.125%, 7–26–24 (A)	3,800	3,715
Philip Morris International, Inc.,
2.875%, 5–1–24	2,008	2,059

		11,452

Total Consumer Staples – 8.6%		67,605
Energy

Oil & Gas Equipment & Services – 0.3%
Halliburton Co.,
5.000%, 11–15–45	3,000	2,350

Oil & Gas Exploration & Production – 1.1%
Canadian Natural Resources Ltd.,
3.850%, 6–1–27	7,250	5,741
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11–15–34	1,193	1,294
EQT Corp.:
3.000%, 10–1–22 (B)	1,500	1,253
6.125%, 2–1–25	1,000	770

		9,058

Oil & Gas Refining & Marketing – 0.1%
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps),
2.247%, 2–26–21 (C)	1,000	935

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation – 5.9%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
4.450%, 7–15–27	$3,090	$2,319
Cheniere Corpus Christi Holdings LLC,
7.000%, 6–30–24	1,425	1,251
Colonial Pipeline Co.,
4.250%, 4–15–48 (A)	2,000	1,935
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (A)	6,000	5,837
Enbridge, Inc. (GTD by Enbridge Energy Partners L.P. and Spectra Energy Partners L.P.),
3.125%, 11–15–29	25	23
Energy Transfer Partners L.P.:
4.950%, 6–15–28	2,750	2,277
4.900%, 3–15–35	750	590
EQT Midstream Partners L.P.,
4.750%, 7–15–23	2,500	1,809
Midwest Connector Capital Co. LLC,
3.900%, 4–1–24 (A)	2,200	2,054
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.600%, 11–1–24	4,469	3,675
Sabal Trail Transmission LLC,
4.246%, 5–1–28 (A)	5,000	4,932
Sabine Pass Liquefaction LLC,
4.200%, 3–15–28	2,350	2,018
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	2,551	2,543
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	3,000	3,371
TransCanada Corp.,
5.100%, 3–15–49	4,500	5,052
Transcontinental Gas Pipe Line Co. LLC,
4.600%, 3–15–48	2,000	1,986
Western Midstream Operating L.P.:
3.100%, 2–1–25	1,625	850
4.050%, 2–1–30	1,075	473
Williams Partners L.P.,
4.850%, 3–1–48	3,500	3,267

		46,262

Total Energy – 7.4%		58,605
Financials

Asset Management & Custody Banks – 2.0%
BlackRock, Inc.,
3.250%, 4–30–29	3,100	3,274
Blackstone Holdings Finance Co. LLC,
2.500%, 1–10–30 (A)	3,125	2,904
Brookfield Finance LLC (GTD by Brookfield Asset Management, Inc.),
3.450%, 4–15–50	2,500	2,001

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Asset Management & Custody Banks (Continued)
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.),
4.700%, 9–20–47	$3,043	$2,861
KKR Group Finance Co. III LLC,
5.125%, 6–1–44 (A)	2,500	2,558
Owl Rock Capital Corp.:
5.250%, 4–15–24	1,125	1,091
4.000%, 3–30–25	1,675	1,292

		15,981

Consumer Finance – 1.7%
Ford Motor Credit Co. LLC:
2.425%, 6–12–20	5,000	4,863
5.875%, 8–2–21	2,500	2,450
2.979%, 8–3–22	2,000	1,860
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.200%, 7–6–21	4,500	4,297

		13,470

Diversified Banks – 9.3%
Banco Santander S.A.,
3.500%, 4–11–22	2,500	2,473
Bank of America Corp.:
2.503%, 10–21–22	2,000	2,005
4.200%, 8–26–24	6,000	6,377
6.300%, 12–29–49	2,000	2,100
5.875%, 9–15–66	2,500	2,533
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps),
2.511%, 2–5–26 (B)(C)	1,000	908
BB&T Corp.,
2.750%, 4–1–22	3,000	3,019
Citizens Bank N.A.,
3.250%, 2–14–22	1,750	1,773
Commonwealth Bank of Australia,
2.000%, 9–6–21 (A)	3,500	3,473
Danske Bank A.S.,
2.700%, 3–2–22 (A)	2,000	1,912
Fifth Third Bank N.A.,
2.250%, 6–14–21	2,500	2,488
Huntington Bancshares, Inc.,
2.300%, 1–14–22	1,500	1,486
ING Groep N.V.,
3.550%, 4–9–24	2,425	2,437
Korea Development Bank,
3.000%, 3–19–22	1,875	1,927
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 9–13–21	3,588	3,539
Mizuho Financial Group, Inc.,
2.953%, 2–28–22	4,000	4,039
Royal Bank of Canada:
2.350%, 10–30–20	4,000	4,008
2.500%, 1–19–21	4,000	4,031
Toronto-Dominion Bank,
3.250%, 3–11–24	3,125	3,266
Truist Financial Corp.,
3.875%, 3–19–29	3,275	3,322

48	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
U.S. Bancorp,
3.375%, 2–5–24	$4,000	$4,248
U.S. Bank N.A.,
3.450%, 11–16–21	1,500	1,529
Wells Fargo & Co.:
2.100%, 7–26–21	1,000	999
3.069%, 1–24–23	500	508
4.300%, 7–22–27	1,500	1,608
4.150%, 1–24–29	1,500	1,636
4.478%, 4–4–31	1,725	1,951
Westpac Banking Corp.,
2.000%, 8–19–21	4,000	3,988

		73,583

Financial Exchanges & Data – 0.4%
S&P Global, Inc.,
3.250%, 12–1–49	3,000	2,983

Insurance Brokers – 0.9%
Marsh & McLennan Cos., Inc.,
3.500%, 12–29–20	4,000	4,030
Willis North America, Inc.,
2.950%, 9–15–29	2,800	2,661

		6,691

Investment Banking & Brokerage – 3.6%
Credit Suisse Group Funding (Guernsey) Ltd.,
3.125%, 12–10–20	1,500	1,498
Daiwa Securities Group, Inc.,
3.129%, 4–19–22 (A)	4,000	4,039
Goldman Sachs Group, Inc. (The):
2.350%, 11–15–21	3,000	2,996
2.905%, 7–24–23	1,000	1,005
4.250%, 10–21–25	2,500	2,628
3.500%, 11–16–26	1,000	1,022
4.017%, 10–31–38	4,000	4,017
Morgan Stanley:
4.875%, 11–1–22	2,000	2,100
5.000%, 11–24–25	2,850	3,150
3.875%, 1–27–26	4,150	4,479
Raymond James Financial, Inc.,
4.650%, 4–1–30	1,150	1,203

		28,137

Life & Health Insurance – 2.8%
Aflac, Inc.,
4.750%, 1–15–49	2,750	3,040
Metropolitan Life Insurance Co.,
3.450%, 10–9–21 (A)	2,000	2,014
New York Life Global Funding:
2.300%, 6–10–22 (A)	3,000	3,013
2.900%, 1–17–24 (A)	1,500	1,576
2.350%, 7–14–26 (A)	3,000	2,987
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9–30–47 (A)	3,000	2,540
Principal Life Global Funding II,
3.000%, 4–18–26 (A)	4,000	3,981

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Life & Health Insurance (Continued)
Sumitomo Life Insurance Co.,
4.000%, 9–14–77 (A)	$3,000	$3,000

		22,151

Other Diversified Financial Services – 3.0%
Citigroup, Inc.:
3.500%, 5–15–23	1,000	1,030
3.875%, 3–26–25	2,948	3,090
4.450%, 9–29–27	3,250	3,408
4.125%, 7–25–28	1,425	1,462
4.412%, 3–31–31	1,700	1,870
4.700%, 7–30–68	1,150	995
5.000%, 3–12–69	2,000	1,828
JPMorgan Chase & Co.:
3.220%, 3–1–25	5,000	5,183
4.000%, 10–1–68	2,100	1,794
5.000%, 2–1–69	3,500	3,281

		23,941

Property & Casualty Insurance – 0.2%
Aon Corp. (GTD by Aon plc),
3.750%, 5–2–29	1,500	1,582

Regional Banks – 2.0%
First Republic Bank,
2.500%, 6–6–22	5,000	4,926
PNC Financial Services Group, Inc. (The):
2.600%, 7–23–26	3,125	3,156
3.450%, 4–23–29	3,000	2,975
SunTrust Banks, Inc.,
3.200%, 4–1–24	4,500	4,649

		15,706

Reinsurance – 0.3%
Reinsurance Group of America, Inc.,
3.900%, 5–15–29	2,800	2,734

Specialized Finance – 0.8%
Air Lease Corp.,
3.000%, 2–1–30 (B)	1,425	1,030
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (A)	2,000	2,021
8.100%, 7–15–36 (A)	2,500	2,875

		5,926

Total Financials – 27.0%		212,885
Health Care

Biotechnology – 0.9%
Amgen, Inc.:
2.200%, 5–11–20	3,500	3,500
4.950%, 10–1–41	3,000	3,228

		6,728

Health Care Distributors – 0.3%
McKesson Corp.,
3.650%, 11–30–20	2,500	2,518

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Equipment – 0.8%
Becton Dickinson & Co.,
2.894%, 6–6–22	$3,050	$3,053
Boston Scientific Corp.,
4.550%, 3–1–39	3,125	3,435

		6,488

Health Care Facilities – 0.4%
HCA, Inc. (GTD by HCA Holdings, Inc.),
4.125%, 6–15–29	3,325	3,349

Health Care Services – 0.6%
Cigna Corp.,
3.400%, 9–17–21	4,500	4,567

Health Care Supplies – 1.2%
Abbott Laboratories,
4.750%, 11–30–36	2,500	3,165
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, 9–23–21	6,000	5,978

		9,143

Life Sciences Tools & Services – 0.4%
PerkinElmer, Inc.,
3.300%, 9–15–29	2,800	2,647

Managed Health Care – 0.7%
Humana, Inc.,
2.900%, 12–15–22	2,000	1,990
UnitedHealth Group, Inc.,
3.500%, 2–15–24	3,500	3,724

		5,714

Pharmaceuticals – 2.4%
Bayer U.S. Finance LLC,
3.000%, 10–8–21 (A)	500	495
Bristol-Myers Squibb Co.,
2.900%, 7–26–24 (A)	3,125	3,312
Elanco Animal Health, Inc.:
3.912%, 8–27–21	2,250	2,238
5.022%, 8–28–23 (D)	2,250	2,276
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc),
3.500%, 3–15–21	2,000	1,999
Pfizer, Inc.,
3.900%, 3–15–39	3,500	3,959
Zoetis, Inc.:
3.900%, 8–20–28	2,000	2,080
4.700%, 2–1–43	2,500	2,814

		19,173

Total Health Care – 7.7%		60,327
Industrials

Aerospace & Defense – 2.7%
BAE Systems Holdings, Inc.,
3.850%, 12–15–25 (A)	4,300	4,373
Boeing Co. (The):
1.650%, 10–30–20 (B)	2,500	2,444
2.950%, 2–1–30 (B)	2,500	2,315
3.750%, 2–1–50	5,125	4,681

2020	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Aerospace & Defense (Continued)
L3Harris Technologies, Inc.,
4.400%, 6–15–28	$2,750	$2,975
Rockwell Collins, Inc.,
2.800%, 3–15–22	3,500	3,536
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.),
4.600%, 6–15–28	1,067	918

		21,242

Airlines – 0.5%
Aviation Capital Group Corp.,
2.875%, 1–20–22 (A)	2,000	1,807
Sydney Airport Finance,
3.625%, 4–28–26 (A)	2,000	2,144

		3,951

Building Products – 0.4%
Allegion plc,
3.500%, 10–1–29	2,800	2,715
Masco Corp.,
4.500%, 5–15–47	250	218

		2,933

Construction Machinery & Heavy Trucks – 0.3%
Oshkosh Corp.,
3.100%, 3–1–30	2,700	2,617

Diversified Support Services – 0.3%
Genpact Luxembourg S.a.r.l. (GTD by Genpact Ltd.),
3.375%, 12–1–24	2,000	2,009

Environmental & Facilities Services – 0.8%
Republic Services, Inc.,
3.050%, 3–1–50	2,000	1,766
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
4.150%, 7–15–49	4,000	4,600

		6,366

Industrial Conglomerates – 1.5%
Carlisle Cos., Inc.,
2.750%, 3–1–30	2,700	2,360
General Electric Capital Corp.,
2.342%, 11–15–20	7,787	7,743
General Electric Co.,
2.700%, 10–9–22	2,000	1,967

		12,070

Railroads – 1.2%
Burlington Northern Santa Fe LLC,
4.550%, 9–1–44	2,000	2,424
Kansas City Southern:
4.300%, 5–15–43	2,525	2,551
4.700%, 5–1–48	1,000	1,098
Union Pacific Corp.,
3.550%, 8–15–39	3,125	3,146

		9,219

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Research & Consulting Services – 1.0%
RELX Capital, Inc. (GTD by RELX plc),
4.000%, 3–18–29	$3,125	$3,229
Verisk Analytics, Inc.,
4.125%, 3–15–29	4,550	4,803

		8,032

Total Industrials – 8.7%		68,439
Information Technology

Application Software – 0.1%
Autodesk, Inc.,
2.850%, 1–15–30	1,016	995

Communications Equipment – 0.5%
Motorola Solutions, Inc.,
4.600%, 5–23–29	3,925	4,122

Data Processing & Outsourced Services – 1.6%
Fiserv, Inc.,
3.500%, 7–1–29	4,075	4,312
PayPal Holdings, Inc.,
2.650%, 10–1–26	5,625	5,512
Visa, Inc.,
3.650%, 9–15–47	2,000	2,277

		12,101

Electronic Components – 0.5%
Amphenol Corp.,
2.050%, 3–1–25	1,040	984
Maxim Integrated Products, Inc.,
3.450%, 6–15–27	2,620	2,684

		3,668

Semiconductor Equipment – 0.4%
Lam Research Corp.,
3.750%, 3–15–26	3,125	3,316

Semiconductors – 3.4%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
3.000%, 1–15–22	400	396
3.625%, 1–15–24	1,500	1,484
Broadcom, Inc.:
3.125%, 4–15–21 (A)	2,370	2,341
3.125%, 10–15–22 (A)	2,750	2,723
Intel Corp.,
4.100%, 5–19–46	6,000	7,247
Microchip Technology, Inc.,
3.922%, 6–1–21	4,165	4,058
QUALCOMM, Inc.,
4.300%, 5–20–47	3,000	3,628
Texas Instruments, Inc.,
3.875%, 3–15–39	4,500	5,182

		27,059

Systems Software – 0.4%
Microsoft Corp.,
3.500%, 2–12–35	2,750	3,255

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.:
2.400%, 5–3–23	$1,000	$1,040
4.500%, 2–23–36	3,000	3,746
NetApp, Inc.,
3.375%, 6–15–21	2,000	2,005

		6,791

Total Information Technology – 7.8%		61,307
Materials

Specialty Chemicals – 0.6%
Ecolab, Inc.,
4.800%, 3–24–30	1,150	1,309
Methanex Corp.,
5.250%, 3–1–22	3,500	3,210

		4,519

Total Materials – 0.6%		4,519
Real Estate

Hotel & Resort REITs – 0.2%
Hospitality Properties Trust,
3.950%, 1–15–28	2,500	1,858

Industrial REITs – 0.6%
Aircastle Ltd.,
5.500%, 2–15–22	4,909	4,469

Specialized REITs – 2.9%
American Tower Corp.:
3.070%, 3–15–23 (A)	3,000	2,948
3.700%, 10–15–49	3,125	2,988
American Tower Trust I,
3.652%, 3–23–28 (A)	2,000	1,942
Crown Castle International Corp.:
2.250%, 9–1–21	3,000	2,958
5.250%, 1–15–23	844	895
CubeSmart L.P. (GTD by CubeSmart),
4.375%, 2–15–29	2,125	2,209
Equinix, Inc.,
3.200%, 11–18–29	2,506	2,321
Public Storage, Inc.,
3.385%, 5–1–29	2,500	2,509
Ventas Realty L.P. (GTD by Ventas, Inc.):
2.650%, 1–15–25	3,125	3,001
4.875%, 4–15–49	1,000	1,051

		22,822

Total Real Estate – 3.7%		29,149
Utilities

Electric Utilities – 4.0%
AEP Transmission Co. LLC,
4.250%, 9–15–48	2,000	2,065
Appalachian Power Co., Series W,
4.450%, 6–1–45	1,000	1,053
Commonwealth Edison Co.,
3.650%, 6–15–46	2,500	2,647
Consumers Energy Co.,
4.350%, 4–15–49	2,500	3,006

50	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electric Utilities (Continued)
Duke Energy Carolinas LLC,
3.750%, 6–1–45	$3,875	$4,263
Duke Energy Indiana LLC,
3.750%, 5–15–46	1,000	1,087
Entergy Arkansas, Inc.,
4.000%, 6–1–28	2,650	2,871
MidAmerican Energy Co.,
3.950%, 8–1–47	1,000	1,077
National Rural Utilities Cooperative Finance Corp.,
4.400%, 11–1–48	3,000	3,457
Southern California Edison Co.,
4.125%, 3–1–48	2,475	2,642
Southern Co. (The),
4.400%, 7–1–46	3,125	3,267
Virginia Electric and Power Co., Series B,
4.600%, 12–1–48	1,500	1,705
Wisconsin Electric Power Co.:
4.250%, 6–1–44	750	807
4.300%, 10–15–48	1,750	1,951

		31,898

Gas Utilities – 0.4%
Southern California Gas Co.,
4.300%, 1–15–49	2,500	2,750

Independent Power Producers & Energy Traders – 0.6%
Black Hills Corp.,
4.350%, 5–1–33	3,750	4,589

Multi-Utilities – 0.7%
Ameren Corp.,
3.500%, 1–15–31	1,150	1,147
Baltimore Gas and Electric Co.,
4.250%, 9–15–48	2,500	2,907
Berkshire Hathaway Energy Co.,
2.800%, 1–15–23	500	481
Dominion Resources, Inc.,
2.750%, 1–15–22	1,000	997

		5,532

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Water Utilities – 0.5%
American Water Capital Corp.,
4.150%, 6–1–49	$3,500	$3,863

Total Utilities – 6.2%		48,632

TOTAL CORPORATE DEBT SECURITIES – 90.1%		$709,750
(Cost: $704,840)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.2%
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
3.782%, 3–25–35 (C)	2,103	1,457

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$1,457
(Cost: $2,093)

MUNICIPAL BONDS – TAXABLE
New York – 0.9%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8–1–26	3,000	3,048
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	3,237	4,437

		7,485

Ohio – 0.7%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12–1–46	5,500	5,618

Pennsylvania – 0.4%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable - Build America Bonds),
4.750%, 7–15–22	3,075	3,100

TOTAL MUNICIPAL BONDS - TAXABLE – 2.0%		$16,203
(Cost: $14,847)

OTHER GOVERNMENT SECURITIES (E)	Principal	Value
Canada – 1.6%
Province de Quebec,
7.140%, 2–27–26	$9,365	$12,263

TOTAL OTHER GOVERNMENT SECURITIES – 1.6%		$12,263
(Cost: $9,508)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 0.0%
U.S. Treasury Bonds,
3.000%, 11–15–44	210	284
U.S. Treasury Notes,
2.000%, 8–15–25	19	20

		304

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.0%		$304
(Cost: $248)

SHORT-TERM SECURITIES	Shares
Money Market Funds (G) – 1.6%
Dreyfus Institutional Preferred Government Money Market Fund-Institutional Shares,
0.390% (F)	2,508	2,508
State Street Institutional U.S. Government Money Market Fund-Premier Class,
0.310%	10,134	10,134

		12,642

TOTAL SHORT-TERM SECURITIES – 1.6%		$12,642
(Cost: $12,642)

TOTAL INVESTMENT SECURITIES – 98.5%		$776,406
(Cost: $768,210)

CASH AND OTHER ASSETS, NET OF LIABILITIES (H) – 1.5%		11,888

NET ASSETS – 100.0%		$788,294

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $123,350 or 15.3% of net assets.

(B)	All or a portion of securities with an aggregate value of $6,693 are on loan.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

2020	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2020.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Rate shown is the annualized 7-day yield at March 31, 2020.

(H)	Cash of $311 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	168	6-30-20	16,800	$(23,300)	$(557)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$23,787	$—
Corporate Debt Securities	—	709,750	—
Mortgage-Backed Securities	—	1,457	—
Municipal Bonds	—	16,203	—
Other Government Securities	—	12,263	—
United States Government Obligations	—	304	—
Short-Term Securities	12,642	—	—
Total	$12,642	$763,764	$—

Liabilities
Futures Contracts	$557	$—	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

52	SEMIANNUAL REPORT	2020

PORTFOLIO HIGHLIGHTS	IVY CROSSOVER CREDIT FUND

ALL DATA IS AS OF MARCH 31, 2020 (UNAUDITED)

Asset Allocation

Bonds	97.5%
Corporate Debt Securities	95.1%
Asset-Backed Securities	2.4%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.5%

Quality Weightings

Investment Grade	87.0%
A	3.2%
BBB	83.8%
Non-Investment Grade	10.5%
BB	9.3%
Non-rated	1.2%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.5%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2020	SEMIANNUAL REPORT	53

SCHEDULE OF INVESTMENTS	IVY CROSSOVER CREDIT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
3.500%, 5–26–22	$1,254	$1,046

TOTAL ASSET-BACKED SECURITIES – 2.4%		$1,046
(Cost: $1,282)

CORPORATE DEBT SECURITIES
Communication Services

Advertising – 1.7%
Interpublic Group of Cos., Inc. (The),
4.750%, 3–30–30	750	746

Cable & Satellite – 1.2%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
4.500%, 2–1–24	500	515

Integrated Telecommunication Services – 1.7%
AT&T, Inc.,
3.950%, 1–15–25	250	264
AT&T, Inc. (3-Month U.S. LIBOR plus 118 bps),
1.964%, 6–12–24 (A)	500	464

		728

Total Communication Services – 4.6%		1,989
Consumer Discretionary

Auto Parts & Equipment – 0.9%
Delphi Jersey Holdings plc,
5.000%, 10–1–25 (B)	500	399

Automobile Manufacturers – 1.0%
General Motors Co.,
5.000%, 10–1–28 (C)	500	438

Automotive Retail – 1.2%
AutoZone, Inc.,
4.000%, 4–15–30	500	510

Casinos & Gaming – 3.2%
GLP Capital L.P. and GLP Financing II, Inc.,
4.000%, 1–15–30	500	421
Las Vegas Sands Corp.,
3.500%, 8–18–26	1,045	956

		1,377

Restaurants – 1.3%
Starbucks Corp.,
4.450%, 8–15–49	500	571

Total Consumer Discretionary – 7.6%		3,295
Consumer Staples

Brewers – 2.5%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
4.750%, 1–23–29	1,000	1,099

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Drug Retail – 2.6%
CVS Health Corp.,
5.050%, 3–25–48	$1,000	$1,136

Food Distributors – 1.3%
Sysco Corp.:
6.600%, 4–1–40	250	268
6.600%, 4–1–50	250	272

		540

Food Retail – 1.6%
Alimentation Couche-Tard, Inc.,
2.950%, 1–25–30 (B)	750	697

Packaged Foods & Meats – 1.6%
Smithfield Foods, Inc.,
2.650%, 10–3–21 (B)	750	702

Tobacco – 4.6%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.),
2.850%, 8–9–22	1,250	1,256
Imperial Brands Finance plc,
3.125%, 7–26–24 (B)	750	733

		1,989

Total Consumer Staples – 14.2%		6,163
Energy

Oil & Gas Exploration & Production – 1.8%
Canadian Natural Resources Ltd.,
3.850%, 6–1–27	500	396
EQT Corp.:
3.000%, 10–1–22 (C)	250	209
6.125%, 2–1–25	250	192

		797

Oil & Gas Storage & Transportation – 9.1%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
4.450%, 7–15–27	500	375
Cheniere Corpus Christi Holdings LLC,
7.000%, 6–30–24	500	439
Energy Transfer Partners L.P.,
4.950%, 6–15–28	250	207
EQT Midstream Partners L.P.,
4.750%, 7–15–23	500	362
Midwest Connector Capital Co. LLC,
3.900%, 4–1–24 (B)	400	373
Sabine Pass Liquefaction LLC,
4.200%, 3–15–28	500	429
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
4.000%, 10–1–27	1,000	792
Western Midstream Operating L.P.:
3.100%, 2–1–25	300	157
4.050%, 2–1–30	200	88

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
Williams Partners L.P.,
4.850%, 3–1–48 (C)	$750	$700

		3,922

Total Energy – 10.9%		4,719
Financials

Asset Management & Custody Banks – 3.6%
Brookfield Finance LLC (GTD by Brookfield Asset Management, Inc.),
3.450%, 4–15–50	250	200
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.),
4.700%, 9–20–47	750	705
Owl Rock Capital Corp.:
5.250%, 4–15–24	450	437
4.000%, 3–30–25	300	231

		1,573

Consumer Finance – 1.1%
Ford Motor Credit Co. LLC,
3.336%, 3–18–21	500	478

Diversified Banks – 3.0%
Banco Bilbao Vizcaya Argentaria S.A.,
6.125%, 2–16–68	400	294
Bank of America Corp.,
5.875%, 9–15–66	500	507
Danske Bank A.S.,
2.700%, 3–2–22 (B)	500	478

		1,279

Insurance Brokers – 1.1%
Willis North America, Inc.,
2.950%, 9–15–29	500	475

Investment Banking & Brokerage – 3.0%
Goldman Sachs Group, Inc. (The),
4.250%, 10–21–25	750	788
Raymond James Financial, Inc.,
4.650%, 4–1–30	500	523

		1,311

Other Diversified Financial Services – 3.8%
Citigroup, Inc.:
4.125%, 7–25–28	500	513
5.000%, 3–12–69	500	457
JPMorgan Chase & Co.:
4.000%, 10–1–68	250	213
5.000%, 2–1–69	500	469

		1,652

Reinsurance – 1.1%
Reinsurance Group of America, Inc.,
3.900%, 5–15–29	500	488

54	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY CROSSOVER CREDIT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized Finance – 0.9%
Air Lease Corp.,
3.000%, 2–1–30 (C)	$500	$362

Total Financials – 17.6%		7,618
Health Care

Health Care Facilities – 2.3%
HCA, Inc. (GTD by HCA Holdings, Inc.):
4.750%, 5–1–23	500	512
4.125%, 6–15–29	500	504

		1,016

Life Sciences Tools & Services – 1.1%
PerkinElmer, Inc.,
3.300%, 9–15–29	500	473

Pharmaceuticals – 4.9%
AbbVie, Inc.,
4.400%, 11–6–42	500	555
Elanco Animal Health, Inc.:
3.912%, 8–27–21	500	497
5.022%, 8–28–23 (D)	500	506
Zoetis, Inc.,
4.700%, 2–1–43	500	563

		2,121

Total Health Care – 8.3%		3,610
Industrials

Aerospace & Defense – 4.2%
BAE Systems Holdings, Inc.,
3.850%, 12–15–25 (B)	500	508
Boeing Co. (The):
2.950%, 2–1–30 (C)	500	463
3.750%, 2–1–50	500	457
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.),
4.600%, 6–15–28	440	378

		1,806

Building Products – 2.1%
Allegion plc,
3.500%, 10–1–29	500	485
Masco Corp.,
4.500%, 5–15–47	500	436

		921

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Construction Machinery & Heavy Trucks – 1.1%
Oshkosh Corp.,
3.100%, 3–1–30	$500	$485

Diversified Support Services – 1.2%
Genpact Luxembourg S.a.r.l. (GTD by Genpact Ltd.),
3.375%, 12–1–24	500	502

Industrial Conglomerates – 1.0%
Carlisle Cos., Inc.,
2.750%, 3–1–30	500	437

Railroads – 1.2%
Kansas City Southern,
4.300%, 5–15–43	500	505

Research & Consulting Services – 3.6%
IHS Markit Ltd.,
4.750%, 2–15–25 (B)	500	525
Verisk Analytics, Inc.,
4.125%, 3–15–29	1,000	1,056

		1,581

Total Industrials – 14.4%		6,237
Information Technology

Communications Equipment – 1.2%
Motorola Solutions, Inc.,
5.500%, 9–1–44	500	505

Data Processing & Outsourced Services – 2.3%
PayPal Holdings, Inc.,
2.650%, 10–1–26	1,000	980

Semiconductors – 3.4%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
3.000%, 1–15–22	1,250	1,238
Broadcom, Inc.,
3.125%, 10–15–22 (B)	250	248

		1,486

Total Information Technology – 6.9%		2,971

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Real Estate

Hotel & Resort REITs – 1.7%
Hospitality Properties Trust,
3.950%, 1–15–28	$1,000	$743

Specialized REITs – 8.9%
Crown Castle International Corp.,
4.750%, 5–15–47	1,000	1,092
CubeSmart L.P. (GTD by CubeSmart),
4.375%, 2–15–29	1,000	1,040
Equinix, Inc.:
2.625%, 11–18–24	500	467
3.200%, 11–18–29	500	463
Ventas Realty L.P. (GTD by Ventas, Inc.),
4.875%, 4–15–49	750	788

		3,850

Total Real Estate – 10.6%		4,593

TOTAL CORPORATE DEBT SECURITIES – 95.1%		$41,195
(Cost: $43,940)

SHORT-TERM SECURITIES	Shares

Money Market Funds (F) – 3.6%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
0.390% (E)	902	902
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.310%	672	672

		1,574

TOTAL SHORT-TERM SECURITIES – 3.6%		$1,574
(Cost: $1,574)

TOTAL INVESTMENT SECURITIES – 101.1%		$43,815
(Cost: $46,796)

LIABILITIES, NET OF CASH AND OTHER ASSETS (G) – (1.1)%		(481)

NET ASSETS – 100.0%		$43,334

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $4,663 or 10.8% of net assets.

(C)	All or a portion of securities with an aggregate value of $1,721 are on loan.

(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2020.

2020	SEMIANNUAL REPORT	55

SCHEDULE OF INVESTMENTS	IVY CROSSOVER CREDIT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at March 31, 2020.

(G)	Cash of $83 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	45	6–30–20	4,500	$(6,241)	$(147)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$1,046	$—
Corporate Debt Securities	—	41,195	—
Short-Term Securities	1,574	—	—
Total	$1,574	$42,241	$—

Liabilities
Futures Contracts	$147	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2020

PORTFOLIO HIGHLIGHTS	IVY GOVERNMENT SECURITIES FUND

ALL DATA IS AS OF MARCH 31, 2020 (UNAUDITED)

Asset Allocation

Bonds	97.9%
United States Government and Government Agency Obligations	97.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.1%

Quality Weightings

Investment Grade	90.3%
AAA	40.5%
AA	49.8%
Non-Investment Grade	7.6%
Non-rated	7.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.1%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2020	SEMIANNUAL REPORT	57

SCHEDULE OF INVESTMENTS	IVY GOVERNMENT SECURITIES FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Agency Obligations – 6.3%
Federal Farm Credit Bank:
3.560%, 10–6–32	$5,000	$6,352
3.460%, 2–22–33	3,500	4,417
Tennessee Valley Authority,
2.875%, 2–1–27	2,500	2,683
U.S. Department of Transportation,
6.001%, 12–7–21 (A)	8,000	8,679
U.S. International Development Finance Corp. (GTD by U.S. Government),
5.142%, 12–15–23	1,113	1,211

		23,342

Mortgage-Backed Obligations – 39.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.790%, 6–25–22	7,250	7,528
5.000%, 5–15–23	449	470
3.000%, 10–15–36	1,870	1,923
3.000%, 4–15–46	2,113	2,256
3.000%, 4–15–53	2,869	2,947
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index),
3.430%, 1–25–27 (B)	3,500	3,919
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.000%, 10–1–44	1,719	1,860
3.500%, 7–1–49	4,223	4,496
3.500%, 10–1–49	4,345	4,595
3.000%, 11–1–49	9,804	10,293
3.000%, 12–1–49	9,371	9,856
3.000%, 1–1–50	3,975	4,181
3.000%, 2–1–50	3,589	3,769
Federal National Mortgage Association Agency REMIC/CMO:
3.360%, 12–1–22	1,826	1,927
3.020%, 1–1–23	1,115	1,169
2.390%, 6–1–25	4,193	4,341
3.360%, 7–1–25	2,479	2,736
3.500%, 4–25–37	1,613	1,684
2.500%, 5–25–45	4,876	5,087
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.380%, 11–1–20	32	32
4.381%, 6–1–21	3,275	3,393

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
2.759%, 4–1–22	$5,315	$5,490
2.000%, 10–1–27	1,330	1,372
3.400%, 6–1–31	3,000	3,413
4.000%, 12–1–31	1,099	1,200
4.000%, 12–1–32	2,417	2,554
5.500%, 12–1–34	352	398
6.000%, 4–1–39	120	133
4.500%, 2–1–44	2,236	2,478
4.500%, 2–1–48	2,074	2,285
3.500%, 5–1–49	3,968	4,199
3.000%, 8–1–49	4,830	5,084
3.500%, 8–1–49	4,703	4,979
3.000%, 9–1–49	4,414	4,645
3.000%, 10–1–49	2,235	2,344
3.000%, 1–1–50	4,957	5,213
3.500%, 2–1–50	4,492	4,794
Government National Mortgage Association Agency REMIC/CMO:
2.000%, 3–16–42	6,362	6,536
3.000%, 4–20–48	4,000	4,271
3.500%, 4–20–48	3,951	4,472
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.000%, 4–20–34	1,978	2,233

		146,555

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 45.8%		$169,897
(Cost: $161,865)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 52.1%
U.S. Treasury Bonds:
2.750%, 8–15–42	2,500	3,228
2.500%, 2–15–45	500	625
2.250%, 8–15–49 (C)	8,550	10,402
2.000%, 2–15–50 (C)	4,000	4,646
U.S. Treasury Notes:
2.750%, 11–30–20	4,000	4,069
2.500%, 1–31–21	5,300	5,406
1.125%, 6–30–21	2,000	2,025
1.125%, 9–30–21	12,150	12,317
2.000%, 12–31–21	3,000	3,093
1.875%, 4–30–22	6,000	6,204
1.750%, 5–31–22	2,000	2,065

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
2.000%, 10–31–22	$2,000	$2,089
1.625%, 11–15–22	9,375	9,707
2.000%, 11–30–22	1,000	1,046
2.750%, 7–31–23	7,500	8,109
2.625%, 12–31–23	8,150	8,852
2.125%, 2–29–24	8,000	8,562
2.000%, 4–30–24	17,000	18,141
2.125%, 7–31–24	17,500	18,823
1.875%, 8–31–24	4,000	4,264
1.500%, 9–30–24	8,575	9,011
2.125%, 5–15–25	10,000	10,862
2.000%, 8–15–25	4,000	4,329
1.625%, 2–15–26	5,000	5,327
1.625%, 5–15–26	5,500	5,870
1.500%, 1–31–27	7,825	8,327
2.250%, 2–15–27	6,000	6,695
2.375%, 5–15–27	1,000	1,128
2.250%, 8–15–27	500	561
2.875%, 5–15–28	2,000	2,359
1.625%, 8–15–29	2,500	2,715
1.750%, 11–15–29	1,050	1,154
1.500%, 2–15–30 (C)	1,000	1,078

		193,089

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 52.1%		$193,089
(Cost: $180,227)

SHORT-TERM SECURITIES	Shares
Money Market Funds (D) – 1.6%
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.310%	6,070	6,070

TOTAL SHORT-TERM SECURITIES – 1.6%		$6,070
(Cost: $6,070)

TOTAL INVESTMENT SECURITIES – 99.5%		$369,056
(Cost: $348,162)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		1,767

NET ASSETS – 100.0%		$370,823

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $8,679 or 2.4% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	All or a portion of securities with an aggregate value of $11,288 are on loan.

(D)	Rate shown is the annualized 7-day yield at March 31, 2020.

58	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY GOVERNMENT SECURITIES FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$169,897	$—
United States Government Obligations	—	193,089	—
Short-Term Securities	6,070	—	—
Total	$6,070	$362,986	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	59

PORTFOLIO HIGHLIGHTS	IVY INTERNATIONAL SMALL CAP FUND

ALL DATA IS AS OF MARCH 31, 2020 (UNAUDITED)

Asset Allocation

Stocks	98.3%
Industrials	17.3%
Information Technology	13.8%
Communication Services	11.6%
Real Estate	11.6%
Consumer Discretionary	9.3%
Health Care	8.8%
Consumer Staples	8.8%
Financials	8.6%
Materials	5.6%
Energy	2.9%
Rights	0.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.7%

Country Weightings

Europe	49.2%
United Kingdom	14.8%
France	8.2%
Ireland	7.7%
Switzerland	5.6%
Other Europe	12.9%
Pacific Basin	48.5%
Japan	38.0%
Australia	4.2%
Other Pacific Basin	6.3%
North America	0.5%
Other	0.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.7%

Top 10 Equity Holdings

Company	Country	Sector	Industry
ARTERIA Networks Corp.	Japan	Communication Services	Alternative Carriers
Uniphar plc	Ireland	Health Care	Health Care Distributors
Kobe Bussan Co. Ltd.	Japan	Consumer Staples	Food Retail
Matsumotokiyoshi Holdings Co. Ltd.	Japan	Consumer Staples	Drug Retail
SCSK Corp.	Japan	Information Technology	IT Consulting & Other Services
Future plc	United Kingdom	Communication Services	Publishing
Logitech International S.A., Registered Shares	Switzerland	Information Technology	Technology Hardware, Storage & Peripherals
Rubis Group	France	Energy	Oil & Gas Storage & Transportation
SG Holdings Co. Ltd.	Japan	Industrials	Air Freight & Logistics
Alstom	France	Industrials	Construction Machinery & Heavy Trucks

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

60	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL SMALL CAP FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Consumer Discretionary – 0.3%
Ardent Leisure Group (A)	2,745	$359

Financials – 1.6%
Steadfast Group Ltd.	1,480	2,231

Materials – 2.3%
Evolution Mining Ltd.	782	1,827
Nufarm Ltd.	449	1,389

		3,216

Total Australia – 4.2%		5,806
Austria

Real Estate – 0.5%
Immofinanz AG	40	720

Total Austria – 0.5%		720
Belgium

Information Technology – 1.4%
Barco N.V.	14	2,068

Total Belgium – 1.4%		2,068
Canada

Materials – 0.5%
Lundin Mining Corp.	188	698

Total Canada – 0.5%		698
France

Energy – 2.9%
Gaztransport et Technigaz S.A.	16	1,149
Rubis Group	73	3,020

		4,169

Financials – 0.1%
Rothschild & Co.	5	93

Health Care – 1.2%
Orpea S.A.	16	1,713

Industrials – 3.9%
Alstom	69	2,846
Teleperformance SE	13	2,700

		5,546

Information Technology – 0.1%
Sopra Steria Group S.A.	1	126

Total France – 8.2%		11,647
Germany

Health Care – 0.8%
Vivoryon Therapeutics AG (A)	260	1,088

Information Technology – 0.7%
Mynaric AG (A)(B)	27	1,034

COMMON STOCKS (Continued)	Shares	Value
Real Estate – 0.3%
PATRIZIA Immobilien AG	22	$501

Total Germany – 1.8%		2,623
Hong Kong

Communication Services – 1.6%
HKBN Ltd.	1,417	2,230

Industrials – 1.0%
Pacific Basin Shipping Ltd.	11,505	1,368

Total Hong Kong – 2.6%		3,598
Ireland

Consumer Discretionary – 0.6%
Dalata Hotel Group plc	292	797

Consumer Staples – 0.7%
Total Produce plc	1,037	960

Financials – 1.1%
Greencoat Renewables plc	1,216	1,569

Health Care – 3.2%
UDG Healthcare plc	109	849
Uniphar plc (A)	2,635	3,662

		4,511

Industrials – 0.9%
Kingspan Group plc	24	1,280

Materials – 1.2%
Smurfit Kappa Group plc	64	1,813

Total Ireland – 7.7%		10,930
Isle of Man

Information Technology – 1.5%
Strix Group plc (B)	1,074	2,198

Total Isle of Man – 1.5%		2,198
Italy

Health Care – 0.5%
DiaSorin S.p.A. (A)	6	729

Total Italy – 0.5%		729
Japan

Communication Services – 5.4%
ARTERIA Networks Corp.	223	3,771
Capcom Co. Ltd.	57	1,772
Daiichikosho Co. Ltd.	56	1,504
Macromill, Inc.	113	648

		7,695

Consumer Discretionary – 5.1%
Komeda Holdings Co. Ltd.	159	2,449
NGK Spark Plug Co. Ltd.	126	1,760

COMMON STOCKS (Continued)	Shares		Value
Consumer Discretionary (Continued)
Ryohin Keikaku Co. Ltd.	148		$1,644
Stanley Electric Co. Ltd.	82		1,604

			7,457

Consumer Staples – 4.5%
Kobe Bussan Co. Ltd.	83		3,278
Matsumotokiyoshi Holdings Co. Ltd.	86		3,135

			6,413

Financials – 1.7%
Bank of Kyoto Ltd. (The) (B)	78		2,459

Health Care – 1.2%
Nippon Shinyaku Co. Ltd.	23		1,809

Industrials – 8.3%
MISUMI Group, Inc.	80		1,724
Okamura Corp.	305		2,433
OSG Corp.	63		831
SATO Holdings Corp.	76		1,481
SG Holdings Co. Ltd.	121		2,889
Takeuchi Mfg Co. Ltd. (B)	120		1,482
Tsubaki Nakashima Co. Ltd.	170		1,054

			11,894

Information Technology – 4.8%
DISCO Corp.	13		2,490
Sansan, Inc. (A)	30		1,248
SCSK Corp.	71		3,128

			6,866

Materials – 1.2%
Zeon Corp.	236		1,764

Real Estate – 5.8%
GLP J-REIT	2		2,049
Ichigo, Inc.	503		1,162
Kenedix Office Investment Corp.	—	*	2,230
TechnoPro Holdings, Inc.	60		2,800

			8,241

Total Japan – 38.0%			54,598
Jersey

Materials – 0.4%
Breedon Group plc (A)	652		545

Total Jersey – 0.4%			545
Luxembourg

Real Estate – 1.8%
Grand City Properties S.A.	121		2,528

Total Luxembourg – 1.8%			2,528
Netherlands

Information Technology – 1.3%
ASM International N.V.	18		1,863

Total Netherlands – 1.3%			1,863

2020	SEMIANNUAL REPORT	61

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL SMALL CAP FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Norway

Consumer Staples – 0.5%
SalMar ASA	24	$784

Total Norway – 0.5%		784
Poland

Communication Services – 0.9%
CD Projekt S.A.	19	1,276

Total Poland – 0.9%		1,276
Singapore

Real Estate – 2.4%
City Developments Ltd.	239	1,210
Manulife U.S. REIT	3,239	2,338

		3,548

Total Singapore – 2.4%		3,548
South Korea

Financials – 1.3%
Hyundai Marine & Fire Insurance Co. Ltd.	103	1,908

Total South Korea – 1.3%		1,908
Spain

Health Care – 1.0%
Almirall S.A.	124	1,434

Total Spain – 1.0%		1,434
Switzerland

Consumer Staples – 1.7%
Barry Callebaut AG, Registered Shares	1	2,392

Financials – 1.0%
Helvetia Holding AG	18	1,510

Health Care – 0.7%
Vifor Pharma AG	7	984

Information Technology – 2.2%
Logitech International S.A., Registered Shares	72	3,102

Total Switzerland – 5.6%		7,988

COMMON STOCKS (Continued)	Shares	Value
United Arab Emirates

Information Technology – 0.1%
Network International Holdings plc (A)	19	$90

Total United Arab Emirates – 0.1%		90
United Kingdom

Communication Services – 3.7%
Future plc	251	3,123
Rightmove plc	362	2,181

		5,304

Consumer Discretionary – 3.3%
City Pub Group plc (The)	252	212
Coats Group plc	2,232	1,162
Games Workshop Group plc	42	2,253
Gamesys Group plc (A)	32	292
Stock Spirits Group plc	384	765

		4,684

Consumer Staples – 1.4%
Cranswick plc	45	2,056

Financials – 1.8%
Draper Esprit plc (A)(B)	154	667
St. James’s Place plc	91	851
TP ICAP plc	248	1,033

		2,551

Health Care – 0.2%
Sensyne Health plc (A)(B)	629	352

Industrials – 1.9%
Diploma plc	87	1,744
National Express Group plc	377	955

		2,699

Information Technology – 1.7%
Avast plc	494	2,390

Real Estate – 0.8%
Great Portland Estates plc	126	1,063

Total United Kingdom – 14.8%		21,099

TOTAL COMMON STOCKS – 97.0%		$138,678
(Cost: $158,975)

PREFERRED STOCKS	Shares	Value
Germany

Industrials – 1.3%
Sixt SE	49	$1,891

Total Germany – 1.3%		1,891

TOTAL PREFERRED STOCKS – 1.3%		$1,891
(Cost: $2,838)

RIGHTS

United Kingdom – 0.0%
City Pub Group plc (The)	57	12

TOTAL RIGHTS – 0.0%		$12
(Cost: $26)

SHORT-TERM SECURITIES
Money Market Funds (C) – 2.8%

State Street Institutional U.S. Government Money Market Fund – Premier Class
0.310%	1,406	1,406

Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
0.390% (D)	2,659	2,659

		4,065

TOTAL SHORT-TERM SECURITIES – 2.8%		$4,065
(Cost: $4,065)

TOTAL INVESTMENT SECURITIES – 101.1%		$144,646
(Cost: $165,904)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(1,641)

NET ASSETS – 100.0%		$143,005

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $2,611 are on loan.

(C)	Rate shown is the annualized 7-day yield at March 31, 2020.

(D)	Investment made with cash collateral received from securities on loan.

62	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL SMALL CAP FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$16,505	$—
Consumer Discretionary	—	13,297	—
Consumer Staples	—	12,605	—
Energy	—	4,169	—
Financials	1,569	10,752	—
Health Care	5,102	7,518	—
Industrials	—	22,787	—
Information Technology	2,198	17,539	—
Materials	—	8,036	—
Real Estate	—	16,601	—
Total Common Stocks	$8,869	$129,821	$—
Preferred Stocks	—	1,891	—
Rights	—	12	—
Short-Term Securities	4,065	—	—
Total	$12,934	$131,712	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

Market Sector Diversification
(as a % of net assets)
Industrials	17.3%
Information Technology	13.8%
Real Estate	11.6%
Communication Services	11.6%
Consumer Discretionary	9.3%
Health Care	8.8%
Consumer Staples	8.8%
Financials	8.6%
Materials	5.6%
Energy	2.9%
Other+	1.7%

+	Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	63

PORTFOLIO HIGHLIGHTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND

ALL DATA IS AS OF MARCH 31, 2020 (UNAUDITED)

Asset Allocation

Bonds	77.3%
Other Government Securities	77.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	22.7%

Quality Weightings

Investment Grade	53.2%
AA	4.1%
A	15.5%
BBB	33.6%
Non-Investment Grade	24.1%
BB	18.4%
B	0.3%
Non-rated	5.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	22.7%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

Pacific Basin	23.2%
Thailand	9.0%
Indonesia	5.8%
Malaysia	4.7%
Other Pacific Basin	3.7%
North America	4.8%
Mexico	4.8%
Europe	22.5%
Russia	7.3%
Hungary	4.2%
Czech Republic	4.1%
Poland	4.0%
Other Europe	2.9%
South America	19.0%
Brazil	8.5%
Peru	4.2%
Columbia	4.0%
Other South America	2.3%
Africa	7.8%
South Africa	7.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	22.7%

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

64	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

OTHER GOVERNMENT SECURITIES (A)	Principal		Value
Brazil – 8.5%
Brazil Letras do Tesouro Nacional:
0.000%, 7–1–21 (B)(C)	BRL	1,550	$285
0.000%, 1–1–22 (B)(C)		2,000	358
0.000%, 7–1–22 (B)(C)		2,100	363
0.000%, 7–1–23 (B)(C)		10,019	1,602
Brazil Notas do Tesouro Nacional:
10.000%, 1–1–23 (C)		12,700	2,714
10.000%, 1–1–25 (C)		10,245	2,224
10.000%, 1–1–27 (C)		1,400	305
6.000%, 8–15–28 (C)		631	465
6.000%, 5–15–35 (C)		570	434

			8,750

Chile – 2.1%
Chile Bonos Tesoreria:
4.500%, 3–1–21 (C)	CLP	410,000	495
4.500%, 3–1–26 (C)		120,000	153
4.700%, 9–1–30 (C)		140,000	179
5.000%, 3–1–35 (C)		480,000	624
6.000%, 1–1–43 (C)		470,000	702

			2,153

China – 1.2%
China Government Bond
3.250%, 6–6–26 (C)	CNH	8,500	1,244

Columbia – 4.0%
Colombian TES:
7.000%, 5–4–22 (C)	COP	1,047,600	267
10.000%, 7–24–24 (C)		1,506,200	421
7.500%, 8–26–26 (C)		1,993,600	498
6.000%, 4–28–28 (C)		2,948,500	670
7.750%, 9–18–30 (C)		2,396,000	604
7.000%, 6–30–32 (C)		4,251,900	1,009
7.250%, 10–18–34 (C)		2,830,600	687

			4,156

Czech Republic – 4.1%
Czech Republic Government Bond:
0.450%, 10–25–23 (C)	CZK	20,430	801
2.400%, 9–17–25 (C)		5,900	250
1.000%, 6–26–26 (C)		30,990	1,211
2.500%, 8–25–28 (C)		14,860	642
2.750%, 7–23–29 (C)		11,470	503
0.950%, 5–15–30 (C)		10,800	406
2.000%, 10–13–33 (C)		10,450	429

			4,242

Hungary – 4.2%
Hungary Government Bond:
6.000%, 11–24–23 (C)	HUF	132,520	469
2.500%, 10–24–24 (C)		306,620	975
5.500%, 6–24–25 (C)		261,910	951
1.000%, 11–26–25 (C)		124,770	370
2.750%, 12–22–26 (C)		188,070	604
6.750%, 10–22–28 (C)		87,140	349

OTHER GOVERNMENT SECURITIES (A) (Continued)	Principal		Value
Hungary (Continued)
3.000%, 8–21–30 (C)	HUF	85,480	$267
3.000%, 10–27–38 (C)		113,000	324

			4,309

Indonesia – 5.8%
Indonesia Government Bond:
9.000%, 3–15–29 (C)	IDR	15,181,000	980
8.250%, 5–15–29 (C)		959,000	60
9.500%, 7–15–31 (C)		290,000	19
6.625%, 5–15–33 (C)		6,093,000	321
8.375%, 3–15–34 (C)		37,318,000	2,265
8.250%, 5–15–36 (C)		29,338,000	1,748
8.375%, 4–15–39 (C)		4,453,000	273
9.500%, 5–15–41 (C)		1,307,000	85
6.375%, 4–15–42 (C)		658,000	31
8.750%, 2–15–44 (C)		3,653,000	223

			6,005

Malaysia – 4.7%
Malaysia Government Bond:
3.955%, 9–15–25 (C)	MYR	762	184
4.392%, 4–15–26 (C)		3,700	909
3.900%, 11–30–26 (C)		900	215
3.899%, 11–16–27 (C)		7,277	1,736
3.733%, 6–15–28 (C)		1,196	282
4.498%, 4–15–30 (C)		1,118	274
4.232%, 6–30–31 (C)		2,700	653
4.127%, 4–15–32 (C)		681	163
3.844%, 4–15–33 (C)		561	132
4.935%, 9–30–43 (C)		760	196
4.736%, 3–15–46 (C)		200	49
4.921%, 7–6–48 (C)		273	71

			4,864

Mexico – 4.8%
Mexican Bonos:
7.250%, 12–9–21 (C)	MXN	40,000	1,713
8.000%, 12–7–23 (C)		14,800	654
8.500%, 5–31–29 (C)		9,330	425
7.750%, 11–23–34 (C)		7,500	322
10.000%, 11–20–36 (C)		11,300	579
8.500%, 11–18–38 (C)		7,083	316
7.750%, 11–13–42 (C)		14,210	585
8.000%, 11–7–47 (C)		9,350	394

			4,988

Peru – 4.2%
Republic of Peru:
5.700%, 8–12–24 (C)	PEN	2,516	831
6.350%, 8–12–28 (C)		3,205	1,032
5.940%, 2–12–29 (C)(D)		1,200	375
6.950%, 8–12–31 (C)		1,624	539
5.400%, 8–12–34 (C)(D)		1,056	305
6.900%, 8–12–37 (C)		2,762	920
6.850%, 2–12–42 (C)		906	295

			4,297

OTHER GOVERNMENT SECURITIES (A) (Continued)	Principal		Value
Philippines – 0.4%
Republic of Philippines:
4.950%, 1–15–21 (C)	PHP	10,000	$194
6.250%, 1–14–36 (C)		10,000	245

			439

Poland – 4.0%
Poland Government Bond:
2.250%, 4–25–22 (C)	PLN	3,000	745
5.750%, 9–23–22 (C)		1,700	458
2.500%, 7–25–26 (C)		3,714	952
2.500%, 7–25–27 (C)		2,422	621
2.750%, 4–25–28 (C)		1,649	428
2.750%, 10–25–29 (C)		3,588	947

			4,151

Romania – 2.6%
Romania Government Bond:
5.950%, 6–11–21 (C)	RON	20	5
5.850%, 4–26–23 (C)		3,700	890
3.250%, 4–29–24 (C)		3,080	681
4.850%, 4–22–26 (C)		1,255	293
5.800%, 7–26–27 (C)		1,240	306
5.000%, 2–12–29 (C)		1,485	341
3.650%, 9–24–31 (C)		785	150

			2,666

Russia – 7.3%
Russia Government Bond:
7.500%, 8–18–21 (C)	RUB	17,351	225
7.000%, 1–25–23 (C)		17,985	232
7.000%, 8–16–23 (C)		124,796	1,617
7.100%, 10–16–24 (C)		20,000	261
8.150%, 2–3–27 (C)		84,407	1,171
7.050%, 1–19–28 (C)		161,566	2,110
6.900%, 5–23–29 (C)		20,811	270
8.500%, 9–17–31 (C)		25,000	364
7.700%, 3–23–33 (C)		23,550	325
7.250%, 5–10–34 (C)		39,096	520
7.700%, 3–16–39 (C)		27,797	386

			7,481

South Africa – 7.8%
Republic of South Africa:
10.500%, 12–21–26 (C)	ZAR	38,414	2,191
8.000%, 1–31–30 (C)		24,405	1,119
7.000%, 2–28–31 (C)		9,000	370
8.875%, 2–28–35 (C)		11,158	501
6.250%, 3–31–36 (C)		10,488	357
8.500%, 1–31–37 (C)		13,519	571
9.000%, 1–31–40 (C)		1,125	49
6.500%, 2–28–41 (C)		9,800	326
8.750%, 1–31–44 (C)		22,750	961
8.750%, 2–28–48 (C)		39,192	1,643

			8,088

Thailand – 9.0%
Thailand Government Bond:
2.400%, 12–17–23 (C)	THB	109,718	3,513
3.850%, 12–12–25 (C)		12,850	449

2020	SEMIANNUAL REPORT	65

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

OTHER GOVERNMENT SECURITIES (A) (Continued)	Principal		Value
Thailand (Continued)
2.875%, 12–17–28 (C)	THB	24,048	$816
1.600%, 12–17–29 (C)		27,000	835
3.775%, 6–25–32 (C)		2,966	111
3.400%, 6–17–36 (C)		7,344	274
3.300%, 6–17–38 (C)		69,927	2,567
2.875%, 6–17–46 (C)(E)		5,000	166
1.875%, 6–17–49 (C)		18,800	522

			9,253

Turkey – 2.1%
Turkey Government Bond:
12.200%, 1–18–23 (C)	TRY	6,392	964
9.000%, 7–24–24 (C)		2,000	265
10.600%, 2–11–26 (C)		1,789	244
11.000%, 2–24–27 (C)		626	86
10.500%, 8–11–27 (C)		2,673	359
12.400%, 3–8–28 (C)		1,497	219

			2,137

Ukraine – 0.3%
Ukraine Government Bond:
11.670%, 11–22–23 (C)	UAH	7,894	220
0.000%, 5–31–40 (B)		$174	127

			347

OTHER GOVERNMENT SECURITIES (A) (Continued)	Principal		Value
Uruguay – 0.2%
Republica Orient Uruguay:
9.875%, 6–20–22 (C)	UYU	5,281	$114
8.500%, 3–15–28 (C)		4,137	77

			191

TOTAL OTHER GOVERNMENT SECURITIES – 77.3%			$79,761
(Cost: $91,420)

SHORT-TERM SECURITIES	Shares
Money Market Funds – 18.0% (F)
State Street Institutional U.S. Government Money Market Fund – Premier Class
0.310%		18,431	18,431
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
0.390% (G)		144	144

			18,575

SHORT-TERM SECURITIES (Continued)	Principal		Value
Treasury Bills (H) – 1.0%
Egypt Government Treasury Bills:
13.950%, 5–7–29 (C)	EGP	8,700	$613
11.770%, 5–26–20 (C)		6,700	418

			1,031

TOTAL SHORT-TERM SECURITIES – 19.0%			$19,606
(Cost: $19,552)

TOTAL INVESTMENT SECURITIES – 96.3%			$99,367
(Cost: $110,972)

CASH AND OTHER ASSETS, NET OF LIABILITIES (I)(J) – 3.7%			3,796

NET ASSETS – 100.0%			$103,163

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(B)	Zero coupon bond.

(C)

Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, CNH -Chinese Yuan in Hong Kong, CNY - Chinese Yuan Renminbi, COP - Columbian Peso, CZK - Czech Koruna, EGP - Egypt Pound, HUF - Hungarian Forint, IDR - Indonesian Rupiah, ILS - Israeli Shekel, INR - Indian Rupee, KRW - South Korean Won, MXN - Mexican Peso, MYR - Malaysian Ringgit, PEN - Peruvian Neuvo Sol, PHP - Philippine Peso, PLN - Polish Zloty, RON - Romania Leu, RUB - Russian Ruble, THB - Thai Baht, TRY - Turkish New Lira, UAH - Ukraine Hryvnia, UYU - Uruguay Peso and ZAR - South African Rand).

(D)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $680 or 0.7% of net assets.

(E)	All or a portion of securities with an aggregate value of $134 are on loan.

(F)	Rate shown is the annualized 7-day yield at March 31, 2020.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the yield to maturity at March 31, 2020.

(I)	Cash of $1,390 has been pledged as collateral on OTC forward foreign currency contracts.

(J)	Cash of $1,695 has been pledged as collateal on centrally cleared swaps.

66	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

The following centrally cleared credit default swaps — buy protection(1) were outstanding at March 31, 2020:

Index	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets, Series 32 Index	(1.000%)	12-20-24	400	$46	$50	$(4)
Markit CDX Emerging Markets, Series 33 Index	(1.000%)	6-20-25	400	47	51	(4)
Markit CDX Emerging Markets, Series 33 Index	(1.000%)	6-20-25	400	46	59	(12)
Markit CDX Emerging Markets, Series 33 Index	(1.000%)	6-20-25	400	46	39	7
Federative Republic of Brazil	(1.000%)	6-20-25	800	60	110	(50)
Republic of Colombia	(1.000%)	6-20-25	400	24	43	(19)
Republic of South Africa	(1.000%)	6-20-25	400	57	58	(1)

				$327	$410	$(83)

The following centrally cleared credit default swaps — sold protection(3) were outstanding at March 31, 2020:

Index	Receive Fixed Rate	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Federation of Malaysia	1.000%	12-20-24	1.798%	1,000	$(3)	$20	$(23)

The following over the counter credit default swaps — buy protection(1) were outstanding at March 31, 2020:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value		Upfront Payments/ (Receipts)	Unrealized Appreciation
Federation of Malaysia	Morgan Stanley & Co. International plc	(1.000%)	6–20–24	157	$—	*	$(3)	$3
Federation of Malaysia	Goldman Sachs International	(1.000%)	6–20–24	396	(1)		(7)	6
Federation of Malaysia	Morgan Stanley & Co. International plc	(1.000%)	6–20–24	99	—	*	(2)	2
Federation of Malaysia	Barclays Bank plc	(1.000%)	6–20–24	30	—	*	— *	—
Federation of Malaysia	Goldman Sachs International	(1.000%)	12–20–24	800	2		(17)	19
Federation of Malaysia	Barclays Bank plc	(1.000%)	12–20–24	189	1		(4)	5

					$2		$(33)	$35

The following over the counter credit default swaps — sold protection(3) were outstanding at March 31, 2020:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
State of Qatar	JPMorgan Chase Bank N.A.	1.000%	6–20–24	1.542%	460	$(3)	$6	$(9)
State of Qatar	Barclays Bank plc	1.000%	6–20–24	1.542	440	(3)	6	(9)
State of Qatar	Goldman Sachs International	1.000%	12–20–24	1.637	800	(7)	17	(24)
State of Qatar	JPMorgan Chase Bank N.A.	1.000%	12–20–24	1.637	189	(2)	4	(6)
Kingdom of Saudi Arabia	Morgan Stanley & Co. International plc	1.000%	6–20–24	2.120	212	(5)	3	(8)
Kingdom of Saudi Arabia	JPMorgan Chase Bank N.A.	1.000%	6–20–24	2.120	188	(5)	3	(8)
Kingdom of Saudi Arabia	Morgan Stanley & Co. International plc	1.000%	6–24–24	2.123	188	(5)	3	(8)
Kingdom of Saudi Arabia	Barclays Bank plc	1.000%	6–20–24	2.120	212	(5)	3	(8)

						$(35)	$45	$(80)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and/or take delivery of the referenced

2020	SEMIANNUAL REPORT	67

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at March 31, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Philippine Peso	20,700	U.S. Dollar	407	4–1–20	Barclays Capital, Inc.	$—	*	$—
U.S. Dollar	406	Philippine Peso	20,700	4–1–20	Barclays Capital, Inc.	1		—
Brazilian Real	1,160	U.S. Dollar	231	4–2–20	Barclays Capital, Inc.	8		—
Chinese Yuan Renminbi	9,250	U.S. Dollar	1,305	4–3–20	Barclays Capital, Inc.	1		—
Malaysian Ringgit	440	U.S. Dollar	102	4–3–20	Barclays Capital, Inc.	—		—	*
U.S. Dollar	407	Chinese Yuan Renminbi	2,850	4–3–20	Barclays Capital, Inc.	—		5
Argentine Peso	34,736	U.S. Dollar	572	4–6–20	Barclays Capital, Inc.	35		—
Russian Ruble	15,400	U.S. Dollar	195	4–6–20	Barclays Capital, Inc.	—		1
Turkish New Lira	5,120	U.S. Dollar	837	4–7–20	Barclays Capital, Inc.	64		—
U.S. Dollar	235	Colombian Peso	770,000	4–8–20	Barclays Capital, Inc.	—		46
Russian Ruble	33,332	U.S. Dollar	426	4–9–20	Barclays Capital, Inc.	1		—
U.S. Dollar	1,304	Chinese Yuan Renminbi	9,250	4–13–20	Barclays Capital, Inc.	—	*	—
Euro	659	Canadian Dollar	1,020	4–14–20	Barclays Capital, Inc.	—		2
U.S. Dollar	790	Colombian Peso	3,230,000	4–15–20	Barclays Capital, Inc.	5		—
Thai Baht	20,000	U.S. Dollar	614	4–16–20	Barclays Capital, Inc.	4		—
Philippine Peso	20,700	U.S. Dollar	404	4–17–20	Barclays Capital, Inc.	—		2
U.S. Dollar	297	South Korean Won	379,000	4–23–20	Barclays Capital, Inc.	15		—
Japanese Yen	69,000	U.S. Dollar	635	4–24–20	Barclays Capital, Inc.	—		8
U.S. Dollar	314	Colombian Peso	1,300,000	4–30–20	Barclays Capital, Inc.	5		—
U.S. Dollar	808	Mexican Peso	15,700	5–5–20	Barclays Capital, Inc.	—		150
U.S. Dollar	379	Russian Ruble	25,400	5–6–20	Barclays Capital, Inc.	—		56
Turkish New Lira	4,960	U.S. Dollar	793	5–11–20	Barclays Capital, Inc.	52		—
U.S. Dollar	768	Turkish New Lira	4,890	5–11–20	Barclays Capital, Inc.	—		38
U.S. Dollar	468	Mexican Peso	10,001	5–12–20	Barclays Capital, Inc.	—		49
U.S. Dollar	311	Egyptian Pound	4,990	5–26–20	Barclays Capital, Inc.	—		1
Euro	710	Canadian Dollar	1,081	5–28–20	Barclays Capital, Inc.	—		16
Turkish New Lira	18,930	U.S. Dollar	2,947	5–28–20	Barclays Capital, Inc.	130		—
U.S. Dollar	622	Turkish New Lira	4,110	5–28–20	Barclays Capital, Inc.	—		11
U.S. Dollar	1,492	Japanese Yen	155,000	6–12–20	Barclays Capital, Inc.	—		46
Egyptian Pound	10,700	U.S. Dollar	611	12–16–20	Barclays Capital, Inc.	—		1
Chilean Peso	79,000	U.S. Dollar	93	4–1–20	Citibank N.A.	—	*	—
Peruvian New Sol	1,181	U.S. Dollar	343	4–1–20	Citibank N.A.	—		—	*
Philippine Peso	20,700	U.S. Dollar	408	4–1–20	Citibank N.A.	1		—
U.S. Dollar	93	Chilean Peso	79,000	4–1–20	Citibank N.A.	—		1

68	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
U.S. Dollar	339	Peruvian New Sol	1,181	4–1–20	Citibank N.A.	$5		$—
U.S. Dollar	407	Philippine Peso	20,700	4–1–20	Citibank N.A.	—		—	*
Brazilian Real	8,819	U.S. Dollar	1,765	4–2–20	Citibank N.A.	68		—
Colombian Peso	3,530,000	U.S. Dollar	921	4–2–20	Citibank N.A.	52		—
U.S. Dollar	2,685	Brazilian Real	12,191	4–2–20	Citibank N.A.	—		338
U.S. Dollar	881	Colombian Peso	3,530,000	4–2–20	Citibank N.A.	—		12
Chinese Yuan Renminbi	2,500	U.S. Dollar	355	4–3–20	Citibank N.A.	2		—
Indonesian Rupiah	23,980,000	U.S. Dollar	1,479	4–3–20	Citibank N.A.	9		—
Peruvian New Sol	1,144	U.S. Dollar	330	4–3–20	Citibank N.A.	—		3
Argentine Peso	23,300	U.S. Dollar	394	4–6–20	Citibank N.A.	33		—
Philippine Peso	9,497	U.S. Dollar	186	4–6–20	Citibank N.A.	—		—	*
Polish Zloty	2,860	U.S. Dollar	740	4–6–20	Citibank N.A.	49		—
U.S. Dollar	1,610	Polish Zloty	6,178	4–6–20	Citibank N.A.	—		116
U.S. Dollar	696	Romanian Leu	3,082	4–6–20	Citibank N.A.	7		—
Peruvian New Sol	570	U.S. Dollar	161	4–7–20	Citibank N.A.	—		5
Chinese Yuan Renminbi Offshore	8,950	U.S. Dollar	1,289	4–9–20	Citibank N.A.	27		—
Hungarian Forint	82,709	U.S. Dollar	256	4–9–20	Citibank N.A.	3		—
U.S. Dollar	1,054	South African Rand	16,500	4–9–20	Citibank N.A.	—		132
Canadian Dollar	1,036	Euro	660	4–14–20	Citibank N.A.	—		8
Czech Koruna	3,646	U.S. Dollar	162	4–14–20	Citibank N.A.	16		—
Hungarian Forint	1,068,676	U.S. Dollar	3,381	4–14–20	Citibank N.A.	112		—
Israeli Shekel	2,778	Euro	720	4–14–20	Citibank N.A.	10		—
Mexican Peso	9,213	U.S. Dollar	378	4–14–20	Citibank N.A.	—		9
Colombian Peso	700,000	U.S. Dollar	172	4–15–20	Citibank N.A.	—	*	—
Polish Zloty	3,111	U.S. Dollar	786	4–15–20	Citibank N.A.	34		—
U.S. Dollar	194	Colombian Peso	790,000	4–15–20	Citibank N.A.	1		—
Euro	620	U.S. Dollar	682	4–16–20	Citibank N.A.	—		3
Israeli Shekel	2,600	U.S. Dollar	693	4–16–20	Citibank N.A.	—		42
U.S. Dollar	512	Turkish New Lira	3,335	4–17–20	Citibank N.A.	—		10
Hungarian Forint	35,000	U.S. Dollar	115	4–20–20	Citibank N.A.	8		—
Polish Zloty	780	U.S. Dollar	186	4–20–20	Citibank N.A.	—		3
U.S. Dollar	31	Thai Baht	1,000	4–20–20	Citibank N.A.	—		—	*
U.S. Dollar	1,658	Turkish New Lira	10,706	4–20–20	Citibank N.A.	—		49
Nigerian Naira	91,300	U.S. Dollar	238	4–21–20	Citibank N.A.	9		—
Chilean Peso	1,098,000	U.S. Dollar	1,269	4–22–20	Citibank N.A.	—		14
Peruvian New Sol	719	U.S. Dollar	210	4–22–20	Citibank N.A.	—	*	—
Romanian Leu	5,151	U.S. Dollar	1,209	4–22–20	Citibank N.A.	36		—
U.S. Dollar	677	Chilean Peso	576,316	4–22–20	Citibank N.A.	—		3
U.S. Dollar	329	Hungarian Forint	107,000	4–22–20	Citibank N.A.	—		2
U.S. Dollar	260	Romanian Leu	1,156	4–22–20	Citibank N.A.	4		—
U.S. Dollar	1,210	Indonesian Rupiah	19,880,000	4–23–20	Citibank N.A.	6		—
Japanese Yen	69,000	U.S. Dollar	633	4–24–20	Citibank N.A.	—		9
Mexican Peso	39,286	U.S. Dollar	2,034	4–27–20	Citibank N.A.	384		—
U.S. Dollar	893	Peruvian New Sol	3,114	4–27–20	Citibank N.A.	14		—
U.S. Dollar	189	Turkish New Lira	1,240	4–28–20	Citibank N.A.	—		3
Egyptian Pound	6,410	U.S. Dollar	401	4–30–20	Citibank N.A.	—		1
Peruvian New Sol	621	U.S. Dollar	179	4–30–20	Citibank N.A.	—		1
U.S. Dollar	395	Egyptian Pound	6,410	4–30–20	Citibank N.A.	6		—
U.S. Dollar	159	Colombian Peso	650,000	5–4–20	Citibank N.A.	—	*	—
U.S. Dollar	1,007	Brazilian Real	5,148	5–5–20	Citibank N.A.	—		19
U.S. Dollar	803	Mexican Peso	15,700	5–5–20	Citibank N.A.	—		145

2020	SEMIANNUAL REPORT	69

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Euro	363	Singapore Dollar	580	5–6–20	Citibank N.A.	$7		$—
U.S. Dollar	431	South African Rand	7,392	5–7–20	Citibank N.A.	—		20
Peruvian New Sol	1,392	U.S. Dollar	413	5–8–20	Citibank N.A.	8		—
U.S. Dollar	1,036	South African Rand	17,350	5–11–20	Citibank N.A.	—		71
Peruvian New Sol	1,194	U.S. Dollar	352	5–12–20	Citibank N.A.	5		—
Turkish New Lira	3,742	U.S. Dollar	602	5–12–20	Citibank N.A.	43		—
Turkish New Lira	3,256	U.S. Dollar	522	5–14–20	Citibank N.A.	36		—
U.S. Dollar	1,490	Turkish New Lira	9,609	5–14–20	Citibank N.A.	—		55
U.S. Dollar	111	Romanian Leu	486	5–18–20	Citibank N.A.	—		1
Peruvian New Sol	5,419	U.S. Dollar	1,521	5–19–20	Citibank N.A.	—		55
Egyptian Pound	10,310	U.S. Dollar	647	5–26–20	Citibank N.A.	8		—
Romanian Leu	490	U.S. Dollar	108	5–26–20	Citibank N.A.	—		3
U.S. Dollar	244	Colombian Peso	990,000	5–26–20	Citibank N.A.	—		1
U.S. Dollar	718	Egyptian Pound	11,603	5–26–20	Citibank N.A.	—		—	*
Hungarian Forint	122,290	U.S. Dollar	377	5–27–20	Citibank N.A.	3		—
U.S. Dollar	1,283	Mexican Peso	31,500	5–27–20	Citibank N.A.	34		—
U.S. Dollar	318	Russian Ruble	25,000	5–27–20	Citibank N.A.	—		—	*
Canadian Dollar	2,141	Euro	1,470	5–28–20	Citibank N.A.	103		—
Czech Koruna	18,234	Euro	710	5–28–20	Citibank N.A.	51		—
Euro	641	Czech Koruna	16,800	5–28–20	Citibank N.A.	—		32
U.S. Dollar	114	Polish Zloty	446	6–5–20	Citibank N.A.	—		6
U.S. Dollar	222	Romanian Leu	943	6–5–20	Citibank N.A.	—		7
Euro	1,330	U.S. Dollar	1,517	6–9–20	Citibank N.A.	46		—
U.S. Dollar	809	Euro	720	6–9–20	Citibank N.A.	—		13
U.S. Dollar	92	Turkish New Lira	582	6–11–20	Citibank N.A.	—		6
Japanese Yen	75,000	U.S. Dollar	700	6–12–20	Citibank N.A.	—	*	—
Turkish New Lira	291	U.S. Dollar	46	6–12–20	Citibank N.A.	3		—
Polish Zloty	550	U.S. Dollar	139	6–18–20	Citibank N.A.	6		—
South African Rand	1,900	U.S. Dollar	113	6–18–20	Citibank N.A.	8		—
U.S. Dollar	409	Hungarian Forint	128,172	6–19–20	Citibank N.A.	—		16
Romanian Leu	3,591	U.S. Dollar	814	6–22–20	Citibank N.A.	—		—	*
U.S. Dollar	588	Hungarian Forint	188,914	6–22–20	Citibank N.A.	—		10
U.S. Dollar	587	Romanian Leu	2,639	6–22–20	Citibank N.A.	11		—
South African Rand	5,287	U.S. Dollar	302	6–25–20	Citibank N.A.	9		—
U.S. Dollar	1,115	South African Rand	19,925	6–25–20	Citibank N.A.	—		13
U.S. Dollar	643	Polish Zloty	2,650	6–29–20	Citibank N.A.	—		2
Euro	359	Singapore Dollar	560	6–30–20	Citibank N.A.	—		3
Egyptian Pound	5,310	U.S. Dollar	312	7–15–20	Citibank N.A.	—		10
U.S. Dollar	542	Egyptian Pound	8,990	8–26–20	Citibank N.A.	—		6
Egyptian Pound	4,460	U.S. Dollar	254	9–10–20	Citibank N.A.	—		11
U.S. Dollar	290	Egyptian Pound	5,310	7–15–20	Deutsche Bank AG	32		—
Chilean Peso	79,000	U.S. Dollar	93	4–1–20	Goldman Sachs International	1		—
Peruvian New Sol	1,181	U.S. Dollar	332	4–1–20	Goldman Sachs International	—		12
U.S. Dollar	94	Chilean Peso	79,000	4–1–20	Goldman Sachs International	—		1
U.S. Dollar	343	Peruvian New Sol	1,181	4–1–20	Goldman Sachs International	1		—
Brazilian Real	2,522	U.S. Dollar	562	4–2–20	Goldman Sachs International	77		—
Malaysian Ringgit	8,360	U.S. Dollar	1,932	4–2–20	Goldman Sachs International	—		3
U.S. Dollar	1,966	Malaysian Ringgit	8,360	4–2–20	Goldman Sachs International	—		30
U.S. Dollar	678	Mexican Peso	16,026	4–2–20	Goldman Sachs International	—		3
Malaysian Ringgit	4,210	U.S. Dollar	972	4–3–20	Goldman Sachs International	—		2
U.S. Dollar	703	Indonesian Rupiah	9,880,000	4–3–20	Goldman Sachs International	—		98
U.S. Dollar	939	Malaysian Ringgit	3,950	4–3–20	Goldman Sachs International	—		25

70	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Colombian Peso	660,000	U.S. Dollar	189	4–6–20	Goldman Sachs International	$26	$—
Polish Zloty	3,410	U.S. Dollar	863	4–6–20	Goldman Sachs International	39	—
Russian Ruble	158,700	U.S. Dollar	2,334	4–6–20	Goldman Sachs International	312	—
U.S. Dollar	163	Colombian Peso	660,000	4–6–20	Goldman Sachs International	—	1
U.S. Dollar	1,546	Mexican Peso	29,181	4–6–20	Goldman Sachs International	—	317
U.S. Dollar	801	Polish Zloty	3,030	4–6–20	Goldman Sachs International	—	68
U.S. Dollar	314	Romanian Leu	1,389	4–6–20	Goldman Sachs International	3	—
U.S. Dollar	3,340	Russian Ruble	221,017	4–6–20	Goldman Sachs International	—	527
U.S. Dollar	736	Turkish New Lira	4,390	4–7–20	Goldman Sachs International	—	73
Colombian Peso	3,880,000	U.S. Dollar	1,100	4–8–20	Goldman Sachs International	146	—
Hungarian Forint	282,521	U.S. Dollar	955	4–9–20	Goldman Sachs International	91	—
U.S. Dollar	403	Hungarian Forint	119,299	4–9–20	Goldman Sachs International	—	38
U.S. Dollar	1,187	Russian Ruble	78,255	4–9–20	Goldman Sachs International	—	190
Chilean Peso	79,000	U.S. Dollar	94	4–13–20	Goldman Sachs International	1	—
Euro	675	Israeli Shekel	2,700	4–14–20	Goldman Sachs International	18	—
Israeli Shekel	2,731	Euro	710	4–14–20	Goldman Sachs International	12	—
U.S. Dollar	123	Chilean Peso	104,159	4–14–20	Goldman Sachs International	—	1
U.S. Dollar	10,021	Mexican Peso	220,271	4–14–20	Goldman Sachs International	—	753
Mexican Peso	40,807	U.S. Dollar	1,850	4–15–20	Goldman Sachs International	134	—
Russian Ruble	57,162	U.S. Dollar	728	4–15–20	Goldman Sachs International	—	—	*
U.S. Dollar	966	Malaysian Ringgit	4,180	4–15–20	Goldman Sachs International	3	—
U.S. Dollar	26	Russian Ruble	1,981	4–15–20	Goldman Sachs International	—	1
Euro	1,260	U.S. Dollar	1,400	4–16–20	Goldman Sachs International	10	—
Israeli Shekel	2,600	U.S. Dollar	705	4–16–20	Goldman Sachs International	—	29
U.S. Dollar	1,475	Euro	1,320	4–16–20	Goldman Sachs International	—	18
U.S. Dollar	310	Thai Baht	10,200	4–16–20	Goldman Sachs International	1	—
Czech Koruna	16,200	Euro	590	4–20–20	Goldman Sachs International	—	1
Czech Koruna	2,900	U.S. Dollar	113	4–20–20	Goldman Sachs International	—	4
Euro	632	Czech Koruna	17,300	4–20–20	Goldman Sachs International	—	2
Philippine Peso	21,000	U.S. Dollar	408	4–20–20	Goldman Sachs International	—	3
U.S. Dollar	450	Malaysian Ringgit	1,919	4–20–20	Goldman Sachs International	—	6
U.S. Dollar	164	Thai Baht	5,345	4–20–20	Goldman Sachs International	—	2
Chilean Peso	496,143	U.S. Dollar	577	4–22–20	Goldman Sachs International	—	4
U.S. Dollar	463	Chilean Peso	387,000	4–22–20	Goldman Sachs International	—	10
U.S. Dollar	303	Romanian Leu	1,343	4–22–20	Goldman Sachs International	4	—
U.S. Dollar	740	Malaysian Ringgit	3,200	4–23–20	Goldman Sachs International	2	—
Euro	290	Mexican Peso	7,651	4–24–20	Goldman Sachs International	1	—
Euro	1,180	U.S. Dollar	1,302	4–27–20	Goldman Sachs International	—	1
U.S. Dollar	1,209	Colombian Peso	4,128,625	4–30–20	Goldman Sachs International	—	195
Romanian Leu	820	U.S. Dollar	188	5–4–20	Goldman Sachs International	1	—
U.S. Dollar	620	Indonesian Rupiah	10,200,000	5–4–20	Goldman Sachs International	4	—
Mexican Peso	46,800	U.S. Dollar	2,281	5–5–20	Goldman Sachs International	318	—
U.S. Dollar	633	Mexican Peso	12,300	5–5–20	Goldman Sachs International	—	117
U.S. Dollar	29	Singapore Dollar	40	5–6–20	Goldman Sachs International	—	1
South African Rand	12,400	U.S. Dollar	801	5–11–20	Goldman Sachs International	112	—
Turkish New Lira	5,060	U.S. Dollar	816	5–11–20	Goldman Sachs International	60	—
U.S. Dollar	775	Turkish New Lira	4,890	5–11–20	Goldman Sachs International	—	44
Mexican Peso	3,700	U.S. Dollar	147	5–12–20	Goldman Sachs International	—	8
Colombian Peso	660,000	U.S. Dollar	162	5–18–20	Goldman Sachs International	1	—
U.S. Dollar	715	South African Rand	10,900	5–26–20	Goldman Sachs International	—	110
U.S. Dollar	318	Mexican Peso	7,700	5–27–20	Goldman Sachs International	4	—
U.S. Dollar	1,590	Russian Ruble	124,900	5–27–20	Goldman Sachs International	—	6

2020	SEMIANNUAL REPORT	71

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Czech Koruna	18,381	Euro	720	5–28–20	Goldman Sachs International	$56		$—
Turkish New Lira	2,070	U.S. Dollar	308	5–28–20	Goldman Sachs International	—	*	—
Mexican Peso	34,682	U.S. Dollar	1,431	5–29–20	Goldman Sachs International	—		18
Canadian Dollar	2,119	Euro	1,420	6–4–20	Goldman Sachs International	63		—
Mexican Peso	16,026	U.S. Dollar	672	6–4–20	Goldman Sachs International	3		—
U.S. Dollar	397	Romanian Leu	1,693	6–5–20	Goldman Sachs International	—		13
Euro	920	U.S. Dollar	992	6–9–20	Goldman Sachs International	—		25
Mexican Peso	2,800	U.S. Dollar	127	6–11–20	Goldman Sachs International	10		—
Russian Ruble	12,900	U.S. Dollar	171	6–11–20	Goldman Sachs International	8		—
U.S. Dollar	345	Russian Ruble	26,238	6–11–20	Goldman Sachs International	—		13
Japanese Yen	80,000	U.S. Dollar	756	6–12–20	Goldman Sachs International	10		—
Mexican Peso	5,984	U.S. Dollar	247	6–12–20	Goldman Sachs International	—		2
U.S. Dollar	1,506	Japanese Yen	156,000	6–12–20	Goldman Sachs International	—		51
U.S. Dollar	69	Romanian Leu	304	6–19–20	Goldman Sachs International	—	*	—
South African Rand	11,854	U.S. Dollar	671	6–25–20	Goldman Sachs International	14		—
U.S. Dollar	414	South African Rand	7,341	6–25–20	Goldman Sachs International	—		8
Euro	743	Singapore Dollar	1,140	6–30–20	Goldman Sachs International	—		19
Egyptian Pound	21,180	U.S. Dollar	1,292	8–26–20	Goldman Sachs International	28		—
Brazilian Real	1,100	U.S. Dollar	212	4–2–20	JPMorgan Securities LLC	—	*	—
U.S. Dollar	314	Brazilian Real	1,410	4–2–20	JPMorgan Securities LLC	—		42
Thai Baht	5,800	U.S. Dollar	179	4–3–20	JPMorgan Securities LLC	3		—
Turkish New Lira	1,590	U.S. Dollar	252	4–3–20	JPMorgan Securities LLC	12		—
U.S. Dollar	744	Indonesian Rupiah	11,200,000	4–3–20	JPMorgan Securities LLC	—		59
U.S. Dollar	326	Peruvian New Sol	1,143	4–3–20	JPMorgan Securities LLC	7		—
U.S. Dollar	707	Thai Baht	22,610	4–3–20	JPMorgan Securities LLC	—		18
Argentine Peso	13,200	U.S. Dollar	218	4–6–20	JPMorgan Securities LLC	14		—
Polish Zloty	1,550	U.S. Dollar	397	4–6–20	JPMorgan Securities LLC	22		—
U.S. Dollar	1,109	Argentine Peso	71,340	4–6–20	JPMorgan Securities LLC	—		6
U.S. Dollar	336	Peruvian New Sol	1,179	4–7–20	JPMorgan Securities LLC	8		—
Polish Zloty	150	U.S. Dollar	36	4–8–20	JPMorgan Securities LLC	—		1
Hungarian Forint	77,574	U.S. Dollar	236	4–9–20	JPMorgan Securities LLC	—		2
U.S. Dollar	230	Hungarian Forint	69,157	4–9–20	JPMorgan Securities LLC	—		18
Philippine Peso	21,100	U.S. Dollar	410	4–15–20	JPMorgan Securities LLC	—		4
U.S. Dollar	198	Peruvian New Sol	703	4–15–20	JPMorgan Securities LLC	7		—
U.S. Dollar	603	Euro	560	4–16–20	JPMorgan Securities LLC	15		—
U.S. Dollar	630	Israeli Shekel	2,300	4–16–20	JPMorgan Securities LLC	20		—
Australian Dollar	2,440	Japanese Yen	180,355	4–20–20	JPMorgan Securities LLC	178		—
Czech Koruna	16,893	Euro	620	4–20–20	JPMorgan Securities LLC	5		—
Euro	576	Czech Koruna	16,000	4–20–20	JPMorgan Securities LLC	7		—
Euro	590	Hungarian Forint	210,000	4–20–20	JPMorgan Securities LLC	—		9
Japanese Yen	179,103	Australian Dollar	2,440	4–20–20	JPMorgan Securities LLC	—		166
Euro	294	Mexican Peso	7,600	4–24–20	JPMorgan Securities LLC	—		5
Mexican Peso	15,600	Euro	594	4–24–20	JPMorgan Securities LLC	—	*	—
U.S. Dollar	1,841	Japanese Yen	203,000	4–24–20	JPMorgan Securities LLC	49		—
U.S. Dollar	1,277	Turkish New Lira	8,437	4–24–20	JPMorgan Securities LLC	—		10
Euro	1,770	U.S. Dollar	1,949	4–27–20	JPMorgan Securities LLC	—		5
U.S. Dollar	3,151	Euro	2,900	4–27–20	JPMorgan Securities LLC	50		—
U.S. Dollar	395	Peruvian New Sol	1,392	4–27–20	JPMorgan Securities LLC	10		—
Romanian Leu	1,569	U.S. Dollar	354	4–28–20	JPMorgan Securities LLC	—		3
U.S. Dollar	59	Romanian Leu	258	4–28–20	JPMorgan Securities LLC	—		—	*
South African Rand	14,900	U.S. Dollar	946	5–4–20	JPMorgan Securities LLC	117		—
Turkish New Lira	7,637	U.S. Dollar	1,199	5–4–20	JPMorgan Securities LLC	55		—

72	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
U.S. Dollar	212	Turkish New Lira	1,417	5–4–20	JPMorgan Securities LLC	$—		$—	*
Euro	368	Singapore Dollar	560	5–6–20	JPMorgan Securities LLC	—		12
Singapore Dollar	1,451	U.S. Dollar	1,070	5–6–20	JPMorgan Securities LLC	49		—
U.S. Dollar	734	Peruvian New Sol	2,533	5–7–20	JPMorgan Securities LLC	4		—
Turkish New Lira	2,850	U.S. Dollar	460	5–11–20	JPMorgan Securities LLC	34		—
U.S. Dollar	308	Turkish New Lira	2,024	5–11–20	JPMorgan Securities LLC	—		6
U.S. Dollar	558	Colombian Peso	1,890,000	5–18–20	JPMorgan Securities LLC	—		94
U.S. Dollar	2	Colombian Peso	10,000	5–26–20	JPMorgan Securities LLC	—	*	—
U.S. Dollar	246	Egyptian Pound	4,027	5–26–20	JPMorgan Securities LLC	3		—
Mexican Peso	15,500	U.S. Dollar	664	5–27–20	JPMorgan Securities LLC	16		—
U.S. Dollar	320	Mexican Peso	7,600	5–27–20	JPMorgan Securities LLC	—		2
Canadian Dollar	1,060	Euro	700	5–28–20	JPMorgan Securities LLC	20		—
Czech Koruna	18,860	Euro	740	5–28–20	JPMorgan Securities LLC	59		—
Euro	1,440	Canadian Dollar	2,140	5–28–20	JPMorgan Securities LLC	—		70
Euro	710	Czech Koruna	18,082	5–28–20	JPMorgan Securities LLC	—		57
Turkish New Lira	5,073	U.S. Dollar	774	5–28–20	JPMorgan Securities LLC	20		—
Canadian Dollar	1,820	U.S. Dollar	1,288	5–29–20	JPMorgan Securities LLC	—		6
Euro	1,250	U.S. Dollar	1,400	6–9–20	JPMorgan Securities LLC	17		—
U.S. Dollar	3,128	Euro	2,780	6–9–20	JPMorgan Securities LLC	—		53
U.S. Dollar	799	Polish Zloty	3,040	6–10–20	JPMorgan Securities LLC	—		64
U.S. Dollar	455	Russian Ruble	35,936	6–15–20	JPMorgan Securities LLC	—	*	—
U.S. Dollar	348	South African Rand	6,100	6–15–20	JPMorgan Securities LLC	—		11
South African Rand	11,200	U.S. Dollar	622	6–25–20	JPMorgan Securities LLC	3		—
Polish Zloty	3,140	U.S. Dollar	762	6–29–20	JPMorgan Securities LLC	3		—
U.S. Dollar	632	Polish Zloty	2,680	6–29–20	JPMorgan Securities LLC	15		—
Euro	1,097	Singapore Dollar	1,680	6–30–20	JPMorgan Securities LLC	—		31
Singapore Dollar	3,110	Euro	2,060	6–30–20	JPMorgan Securities LLC	88		—
U.S. Dollar	1,927	Euro	1,740	7–1–20	JPMorgan Securities LLC	—		1
U.S. Dollar	1,289	Japanese Yen	139,000	7–1–20	JPMorgan Securities LLC	9		—
U.S. Dollar	302	Egyptian Pound	4,990	8–26–20	JPMorgan Securities LLC	—		4
Egyptian Pound	5,190	U.S. Dollar	306	9–10–20	JPMorgan Securities LLC	—		2
Euro	2,932	Hungarian Forint	1,040,239	9–30–20	JPMorgan Securities LLC	—		64
Hungarian Forint	520,779	Euro	1,466	3–30–21	JPMorgan Securities LLC	35		—
U.S. Dollar	1,273	Chinese Yuan Renminbi	8,900	4–3–20	Morgan Stanley International	—		18
U.S. Dollar	200	Indonesian Rupiah	2,900,000	4–3–20	Morgan Stanley International	—		22
U.S. Dollar	166	Malaysian Ringgit	700	4–3–20	Morgan Stanley International	—		4
Polish Zloty	2,810	U.S. Dollar	716	4–6–20	Morgan Stanley International	37		—
Russian Ruble	54,100	U.S. Dollar	721	4–6–20	Morgan Stanley International	32		—
U.S. Dollar	149	Philippine Peso	7,600	4–6–20	Morgan Stanley International	1		—
U.S. Dollar	2,280	Polish Zloty	8,640	4–8–20	Morgan Stanley International	—		191
Hungarian Forint	60,310	U.S. Dollar	184	4–9–20	Morgan Stanley International	—		—	*
South African Rand	11,935	U.S. Dollar	830	4–9–20	Morgan Stanley International	164		—
Hungarian Forint	175,754	U.S. Dollar	593	4–14–20	Morgan Stanley International	56		—
U.S. Dollar	3,349	Hungarian Forint	1,030,189	4–14–20	Morgan Stanley International	—		199
Czech Koruna	19,547	U.S. Dollar	841	4–15–20	Morgan Stanley International	54		—
U.S. Dollar	571	Russian Ruble	42,490	4–15–20	Morgan Stanley International	—		29
Israeli Shekel	1,300	U.S. Dollar	338	4–16–20	Morgan Stanley International	—		29
U.S. Dollar	338	Israeli Shekel	1,300	4–16–20	Morgan Stanley International	29		—
Hungarian Forint	218,537	Euro	640	4–20–20	Morgan Stanley International	38		—
Hungarian Forint	212,000	U.S. Dollar	677	4–22–20	Morgan Stanley International	28		—
Polish Zloty	3,833	U.S. Dollar	967	4–22–20	Morgan Stanley International	41		—
U.S. Dollar	317	Hungarian Forint	105,000	4–22–20	Morgan Stanley International	5		—

2020	SEMIANNUAL REPORT	73

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
U.S. Dollar	10	Polish Zloty	40	4–22–20	Morgan Stanley International	—		1
U.S. Dollar	2,140	Polish Zloty	8,838	4–23–20	Morgan Stanley International	—		4
Czech Koruna	21,302	U.S. Dollar	913	4–24–20	Morgan Stanley International	56		—
Japanese Yen	69,000	U.S. Dollar	629	4–24–20	Morgan Stanley International	—		14
U.S. Dollar	913	Czech Koruna	21,195	4–24–20	Morgan Stanley International	—		60
U.S. Dollar	300	Indonesian Rupiah	5,000,000	4–27–20	Morgan Stanley International	5		—
Colombian Peso	5,080,000	U.S. Dollar	1,233	4–30–20	Morgan Stanley International	—		15
South African Rand	6,971	U.S. Dollar	472	4–30–20	Morgan Stanley International	84		—
U.S. Dollar	1,398	South African Rand	22,418	4–30–20	Morgan Stanley International	—		149
U.S. Dollar	1,077	Euro	955	5–6–20	Morgan Stanley International	—		22
South African Rand	9,116	U.S. Dollar	611	5–8–20	Morgan Stanley International	104		—
U.S. Dollar	542	South African Rand	8,996	5–8–20	Morgan Stanley International	—		41
U.S. Dollar	501	South African Rand	8,017	5–12–20	Morgan Stanley International	—		56
U.S. Dollar	3,573	Polish Zloty	14,087	5–20–20	Morgan Stanley International	—		169
Egyptian Pound	10,310	U.S. Dollar	645	5–26–20	Morgan Stanley International	6		—
South African Rand	12,400	U.S. Dollar	810	5–26–20	Morgan Stanley International	122		—
Euro	539	Czech Koruna	14,700	5–28–20	Morgan Stanley International	—		4
South African Rand	22,933	U.S. Dollar	1,495	5–29–20	Morgan Stanley International	223		—
U.S. Dollar	893	South African Rand	15,921	5–29–20	Morgan Stanley International	—		10
Euro	1,410	Canadian Dollar	2,111	6–4–20	Morgan Stanley International	—		58
South African Rand	5,931	U.S. Dollar	374	6–4–20	Morgan Stanley International	46		—
U.S. Dollar	781	South African Rand	12,349	6–4–20	Morgan Stanley International	—		96
South African Rand	6,531	U.S. Dollar	422	6–5–20	Morgan Stanley International	60		—
U.S. Dollar	409	Czech Koruna	9,389	6–5–20	Morgan Stanley International	—		31
U.S. Dollar	127	Polish Zloty	490	6–5–20	Morgan Stanley International	—		9
South African Rand	4,443	U.S. Dollar	283	6–9–20	Morgan Stanley International	37		—
U.S. Dollar	652	Czech Koruna	14,847	6–12–20	Morgan Stanley International	—		54
South African Rand	5,600	U.S. Dollar	324	6–15–20	Morgan Stanley International	14		—
Hungarian Forint	40,000	U.S. Dollar	123	6–19–20	Morgan Stanley International	—	*	—
South African Rand	19,151	U.S. Dollar	1,109	6–22–20	Morgan Stanley International	50		—
U.S. Dollar	570	Czech Koruna	14,196	6–22–20	Morgan Stanley International	2		—
U.S. Dollar	903	Hungarian Forint	291,758	6–22–20	Morgan Stanley International	—		9
South African Rand	11,700	U.S. Dollar	650	7–2–20	Morgan Stanley International	4		—

						$5,456		$6,673

The following centrally cleared interest rate swap agreements were outstanding at March 31, 2020:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(C)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	6.813%	12/14/2022	MXN	2,536	$41	$—	$41
Goldman Sachs International	Pay	3-Month Colombia Overnight Interbank Reference Rate	4.370%	6/17/2022	COP	2,005	26	—	26
Goldman Sachs International	Pay	3-Month Colombia Overnight Interbank Reference Rate	4.490%	6/17/2022		2,002	30	—	30
Goldman Sachs International	Receive	3-Month Colombia Overnight Interbank Reference Rate	5.620%	6/17/2030		621	52	—	52

74	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(C)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	3-Month Colombia Overnight Interbank Reference Rate	5.800%	6/17/2030		619	$48	$—	$48
Goldman Sachs International	Receive	3-Month Johannesburg Interbank Agreed Rate	5.710%	12/16/2022	ZAR	1,490	(9)	—	(9)
Goldman Sachs International	Pay	3-Month Johannesburg Interbank Agreed Rate	9.710%	12/16/2030		631	18	—	18
Goldman Sachs International	Pay	3-Month LIBOR	0.610%	12/16/2025		$1,339	6	—	6
Goldman Sachs International	Receive	3-Month LIBOR	0.840%	12/16/2050		247	3	—	3
Goldman Sachs International	Receive	6-Month Budapest Interbank Offered Rate	1.420%	6/17/2025	HUF	844	(17)	—	(17)
Goldman Sachs International	Pay	6-Month Warsaw Interbank Offered Rate	0.730%	9/16/2022	PLN	3,409	3	—	3
Goldman Sachs International	Receive	6-Month Warsaw Interbank Offered Rate	1.132%	9/16/2030		773	(3)	—	(3)
Goldman Sachs International	Pay	7-Day China Fixing Repo Rates	2.495%	2/4/2023	CNY	1,477	16	—	16
JPMorgan Chase Bank N.A.	Receive	1-Day Brazil Interbank Deposit Rate	4.805%	1/3/2023	BRL	617	— *	—	— *
JPMorgan Chase Bank N.A.	Receive	1-Day Brazil Interbank Deposit Rate	5.830%	1/3/2023		771	— *	—	— *
JPMorgan Chase Bank N.A.	Receive	1-Day South Korean Won Certificate of Deposit	1.383%	3/18/2022	KRW	790	6	—	6
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	6.853%	9/15/2022	MXN	936	17	—	17
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.015%	12/14/2022		3,243	62	—	62
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.245%	12/13/2023		4,406	(7)	—	(7)
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.340%	12/13/2023		4,413	(1)	—	(1)
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	7.198%	9/11/2025		3,121	70	—	70
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.420%	9/9/2027		2,228	52	—	52
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	7.140%	12/12/2029		2,779	55	—	55
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	7.180%	12/12/2029		2,701	50	—	50
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.475%	9/5/2030		704	12	—	12
JPMorgan Chase Bank N.A.	Receive	3-Month Johannesburg Interbank Agreed Rate	6.350%	6/17/2022	ZAR	1,958	(36)	—	(36)
JPMorgan Chase Bank N.A.	Receive	3-Month Johannesburg Interbank Agreed Rate	5.835%	12/16/2022		1,496	(13)	—	(13)
JPMorgan Chase Bank N.A.	Pay	3-Month Johannesburg Interbank Agreed Rate	9.615%	12/16/2030		629	15	—	15
JPMorgan Chase Bank N.A.	Pay	3-Month LIBOR	0.765%	12/16/2025		$1,349	16	—	16
JPMorgan Chase Bank N.A.	Receive	3-Month LIBOR	1.010%	12/16/2050		247	(6)	—	(6)
JPMorgan Chase Bank N.A.	Pay	6-Month Budapest Interbank Offered Rate	0.460%	9/16/2022	HUF	604	(2)	—	(2)

2020	SEMIANNUAL REPORT	75

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(C)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	Pay	6-Month Budapest Interbank Offered Rate	0.570%	9/16/2022	HUF	3,472	$(6)	$—	$(6)
JPMorgan Chase Bank N.A.	Pay	6-Month Budapest Interbank Offered Rate	0.620%	9/16/2022		1,058	(1)	—	(1)
JPMorgan Chase Bank N.A.	Receive	6-Month Budapest Interbank Offered Rate	1.395%	9/16/2030		834	19	—	19
JPMorgan Chase Bank N.A.	Receive	6-Month Budapest Interbank Offered Rate	1.800%	9/16/2030		260	(2)	—	(2)
JPMorgan Chase Bank N.A.	Receive	6-Month Budapest Interbank Offered Rate	1.580%	9/16/2030		149	1	—	1
JPMorgan Chase Bank N.A.	Receive	6-Month Warsaw Interbank Offered Rate	0.678%	9/16/2022	PLN	3,405	— *	—	— *
JPMorgan Chase Bank N.A.	Pay	6-Month Warsaw Interbank Offered Rate	0.830%	9/16/2023		1,288	3	—	3
JPMorgan Chase Bank N.A.	Receive	6-Month Warsaw Interbank Offered Rate	0.730%	9/16/2024		2,188	(6)	—	(6)
JPMorgan Chase Bank N.A.	Receive	6-Month Warsaw Interbank Offered Rate	1.400%	6/17/2025		806	(21)	—	(21)
JPMorgan Chase Bank N.A.	Pay	6-Month Warsaw Interbank Offered Rate	0.991%	9/16/2025		811	4	—	4
JPMorgan Chase Bank N.A.	Receive	6-Month Warsaw Interbank Offered Rate	1.150%	9/16/2030		773	(4)	—	(4)
JPMorgan Chase Bank N.A.	Pay	6-Month Warsaw Interbank Offered Rate	1.160%	9/16/2030		429	3	—	3
JPMorgan Chase Bank N.A.	Pay	7-Day China Fixing Repo Rates	2.475%	2/4/2023	CNY	1,476	15	—	15
Morgan Stanley & Co. International plc	Pay	3-Month Johannesburg Interbank Agreed Rate	6.530%	6/17/2025	ZAR	1,034	(13)	—	(13)
Morgan Stanley & Co. International plc	Receive	6-Month Budapest Interbank Offered Rate	1.440%	6/17/2025	HUF	844	(18)	—	(18)

							$478	$—	$478

The following over the counter interest rate swap agreements were outstanding at March 31, 2020:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(C)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Pay	6-Month LIBOR	7.650%	3/9/2024	IDR	1,043	$(50)	$—	$(50)
Citibank N.A.	Pay	1-Day South Korean Won Certificate of Deposit	1.365%	12/18/2021	KRW	3,986	27	—	27
Citibank N.A.	Receive	3-Month Kuala Lumpur Interbank Offered Rate	3.213%	12/10/2021	MYR	2,450	32	—	32
Citibank N.A.	Pay	3-Month Kuala Lumpur Interbank Offered Rate	2.450%	3/16/2022		2,156	3	—	3
Citibank N.A.	Pay	3-Month Kuala Lumpur Interbank Offered Rate	2.420%	3/18/2022		2,107	2	—	2
Citibank N.A.	Receive	3-Month Kuala Lumpur Interbank Offered Rate	3.229%	12/10/2024		1,001	(31)	—	(31)
Citibank N.A.	Receive	3-Month Kuala Lumpur Interbank Offered Rate	2.540%	3/18/2025		851	(3)	—	(3)
Citibank N.A.	Receive	3-Month Kuala Lumpur Interbank Offered Rate	2.610%	3/16/2030		520	8	—	8

76	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(C)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Citibank N.A.	Pay	7-Day China Fixing Repo Rates	2.600%	7/5/2022	CNY	1,565	$21	$—	$21
Credit Suisse International	Receive	1-Day Mumbai Interbank Outright Rate	6.615%	3/20/2023	INR	1,959	(62)	—	(62)
Goldman Sachs International	Pay	1-Day Mumbai Interbank Outright Rate	6.319%	12/20/2020		846	(2)	—	(2)
Goldman Sachs International	Pay	3-Month Kuala Lumpur Interbank Offered Rate	3.215%	12/10/2021	MYR	2,450	32	—	32
Goldman Sachs International	Receive	3-Month Kuala Lumpur Interbank Offered Rate	3.234%	12/10/2024		1,001	(31)	—	(31)
Goldman Sachs International	Receive	3-Month RUB NFEA MosPrime Rate	7.100%	12/16/2023	RUB	1,203	(1)	—	(1)
Goldman Sachs International	Pay	3-Month Tel Aviv Interbank Offered Rate	1.040%	9/16/2030	ILS	435	2	—	2
Goldman Sachs International	Pay	3-Month Tel Aviv Interbank Offered Rate	1.070%	9/16/2030		374	3	—	3
Goldman Sachs International	Pay	7-Day China Fixing Repo Rates	2.629%	7/5/2022	CNY	1,566	22	—	22
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.385%	12/19/2020	INR	1,590	— *	—	— *
JPMorgan Chase Bank N.A.	Pay	1-Day Mumbai Interbank Outright Rate	6.320%	12/20/2020		720	(2)	—	(2)
JPMorgan Chase Bank N.A.	Pay	1-Day South Korean Won Certificate of Deposit	1.365%	12/18/2021	KRW	1,663	11	—	11
JPMorgan Chase Bank N.A.	Pay	1-Day South Korean Won Certificate of Deposit	1.365%	12/18/2021		2,323	16	—	16
JPMorgan Chase Bank N.A.	Receive	1-Day South Korean Won Certificate of Deposit	1.384%	12/18/2024		964	(15)	—	(15)
JPMorgan Chase Bank N.A.	Receive	1-Day South Korean Won Certificate of Deposit	1.384%	12/18/2024		690	(10)	—	(10)
JPMorgan Chase Bank N.A.	Pay	3-Month RUB NFEA MosPrime Rate	6.490%	12/16/2022	RUB	2,153	(20)	—	(20)
JPMorgan Chase Bank N.A.	Pay	6-Month LIBOR	9.800%	10/9/2022	IDR	123	(35)	—	(35)
Morgan Stanley & Co. International plc	Pay	3-Month Kuala Lumpur Interbank Offered Rate	3.205%	1/9/2022	MYR	4,911	66	—	66
Morgan Stanley & Co. International plc	Receive	3-Month Kuala Lumpur Interbank Offered Rate	3.340%	1/9/2030		1,208	(44)	—	(44)
Morgan Stanley & Co. International plc	Receive	6-Month LIBOR	7.400%	4/24/2024	IDR	647	(110)	—	(110)

							$(171)	$—	$(171)

2020	SEMIANNUAL REPORT	77

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Other Government Securities	$—	$79,761	$—
Short-Term Securities	18,575	1,031	—
Total	$18,575	$80,792	$—
Centrally Cleared Credit Default Swaps	$7	$—	$—
Over the Counter Credit Default Swaps	$—	$3	$—
Forward Foreign Currency Contracts	$—	$5,456	$—
Centrally Cleared Interest Rate Swaps	$—	$643	$—
Over the Counter Interest Rate Swaps	$—	$245	$—

Liabilities
Centrally Cleared Credit Default Swaps	$34	$79	$—
Over the Counter Credit Default Swaps	$—	$36	$—
Forward Foreign Currency Contracts	$—	$6,673	$—
Centrally Cleared Interest Rate Swaps	$—	$165	$—
Over the Counter Interest Rate Swaps	$—	$416	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

Market Sector Diversification
(as a % of net assets)
Other Government Securities	77.3%
Other+	22.7%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

78	SEMIANNUAL REPORT	2020

PORTFOLIO HIGHLIGHTS	IVY PICTET TARGETED RETURN BOND FUND

ALL DATA IS AS OF MARCH 31, 2020 (UNAUDITED)

Asset Allocation

Purchased Options	0.3%
Bonds	83.5%
Other Government Securities	38.7%
Corporate Debt Securities	22.7%
United States Government and Government Agency Obligations	22.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	16.2%

Quality Weightings

Investment Grade	73.0%
AAA	40.0%
AA	9.7%
A	6.1%
BBB	17.2%
Non-Investment Grade	10.5%
BB	6.7%
B	3.6%
CCC	0.0%
Below CCC	0.0%
Non-rated	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+ and Purchased Options	16.5%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

North America	36.6%
United States	29.4%
Canada	7.0%
Other North America	0.2%
Europe	33.5%
Germany	16.2%
Other Europe	17.3%
Pacific Basin	6.0%
South America	2.4%
Other	2.7%
Bahamas/Caribbean	1.4%
Asia	0.4%
Africa	0.3%
Middle East	0.2%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Purchased Options	16.5%

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2020	SEMIANNUAL REPORT	79

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
EUR versus USD,
Call $1.12, Expires 6–4–20, OTC (Ctrpty: Barclays Capital, Inc.)	7,640,000	7,640	$67
GBP versus USD,
Put $1.22, Expires 11–26–20, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	8,880,000	8,880	276
USD versus ZAR,
Call $16.45, Expires 6–3–20, OTC (Ctrpty: Goldman Sachs International)	4,260,000	4,260	402

TOTAL PURCHASED OPTIONS – 0.3%			$745
(Cost: $302)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Broadcasting – 0.5%
Discovery Communications LLC (GTD by Discovery, Inc.),
5.300%, 5–15–49		$369	374
Fox Corp.,
5.576%, 1–25–49		372	445

			819

Cable & Satellite – 0.6%
Altice France S.A.,
5.875%, 2–1–27 (A)	EUR	363	405
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
5.750%, 4–1–48		$450	511
Summer BidCo B.V. (9.000% Cash or 9.750% PIK),
9.000%, 11–15–25 (A)(B)	EUR	200	197

			1,113

Integrated Telecommunication Services – 0.6%
AT&T, Inc.:
4.250%, 6–1–43 (A)	GBP	176	236
5.150%, 2–15–50		$455	544
CK Hutchison Group Telecom Finance S.A.,
1.500%, 10–17–31 (A)	EUR	200	200
Oi S.A. (10.000% Cash or 8.000% Cash and 4.000% PIK),
10.000%, 7–27–25 (B)		$215	147

			1,127

Total Communication Services – 1.7%			3,059

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.2%
PVH Corp.,
3.125%, 12–15–27 (A)	EUR	340	$356

Auto Parts & Equipment – 0.4%
Grupo-Antolin Irausa S.A.,
3.250%, 4–30–24 (A)		134	96
IHO Verwaltungs GmbH (3.875% Cash or 3.875% PIK),
3.875%, 5–15–27 (A)(B)		300	251
ZF Europe Finance B.V.,
3.000%, 10–23–29 (A)		400	312

			659

Automobile Manufacturers – 0.1%
Jaguar Land Rover Automotive plc,
5.875%, 11–15–24 (A)		220	179

Home Improvement Retail – 0.3%
Lowe’s Co., Inc.,
4.550%, 4–5–49		$470	520

Restaurants – 0.1%
Starbucks Corp.,
4.450%, 8–15–49		246	281

Total Consumer Discretionary – 1.1%			1,995
Consumer Staples

Brewers – 0.3%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
5.800%, 1–23–59		365	447

Drug Retail – 0.3%
CVS Health Corp.,
5.050%, 3–25–48		489	555

Packaged Foods & Meats – 0.2%
Mars, Inc.,
4.200%, 4–1–59 (C)		395	433

Total Consumer Staples – 0.8%			1,435
Energy

Integrated Oil & Gas – 1.3%
Nexen Energy ULC,
6.400%, 5–15–37		229	312
Pemex Project Funding Master Trust (GTD by Petroleos Mexicanos),
6.625%, 6–15–35		352	237
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.),
6.625%, 1–16–34 (A)	GBP	400	457
Petroleos Mexicanos,
4.875%, 2–21–28 (A)(D)	EUR	281	223
PT Perusahaan Gas Negara Tbk,
5.125%, 5–16–24		$600	585

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Integrated Oil & Gas (Continued)
Raizen Fuels Finance Ltd.,
5.300%, 1–20–27 (C)		$589	$560

			2,374

Oil & Gas Exploration & Production – 0.3%
Oil and Gas Holding Co.,
7.500%, 10–25–27		600	515

Oil & Gas Storage & Transportation – 0.8%
Energy Transfer Partners L.P.,
6.000%, 6–15–48		550	462
Kunlun Energy Co. Ltd.,
3.750%, 5–13–25		464	499
TransCanada PipeLines Ltd.,
5.300%, 3–15–77		774	577

			1,538

Total Energy – 2.4%			4,427
Financials

Asset Management & Custody Banks – 0.5%
Charming Light Investments Ltd.,
4.375%, 12–21–27		458	495
China Cinda Finance (2017) I Ltd.,
4.400%, 3–9–27		404	439

			934

Consumer Finance – 0.5%
Ford Motor Credit Co. LLC,
3.815%, 11–2–27		440	365
Intrum AB,
3.000%, 9–15–27 (A)(C)	EUR	669	521

			886

Diversified Banks – 2.2%
ABANCA Corp. Bancaria S.A.,
6.125%, 1–18–29 (A)		300	284
ABN AMRO Bank N.V.,
2.875%, 1–18–28 (A)		300	324
Banco Santander S.A.,
6.750%, 7–25–68 (A)		200	198
Bankia S.A.,
6.000%, 10–18–68 (A)		600	505
Banque Centrale de Tunisia,
6.375%, 7–15–26 (A)		166	148
Barclays plc,
2.000%, 2–7–28 (A)(D)		400	403
BNP Paribas S.A.,
4.500%, 8–25–68 (C)		$320	246
CaixaBank S.A.,
5.250%, 6–23–68 (A)	EUR	200	164
CYBG plc,
8.000%, 6–8–68 (A)	GBP	200	195
Erste Group Bank AG,
6.500%, 10–15–68 (A)	EUR	400	414
UniCredit S.p.A.,
5.861%, 6–19–32		400	362
Unione di Banche Italiane S.p.A.,
4.450%, 9–15–27 (A)	EUR	350	376

80	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Diversified Banks (Continued)
Virgin Money UK plc,
4.000%, 9–25–26 (A)	GBP	300	$347

			3,966

Diversified Capital Markets – 0.2%
Credit Suisse Group AG,
7.250%, 3–12–68		$400	363

Life & Health Insurance – 0.7%
Legal & General Group plc,
3.750%, 11–26–49 (A)	GBP	850	956
Rothesay Life plc,
6.875%, 3–12–68 (A)		300	305

			1,261

Other Diversified Financial Services – 0.2%
RCI Banque S.A.,
2.625%, 2–18–30 (A)	EUR	400	365

Property & Casualty Insurance – 0.2%
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.),
2.500%, 3–15–38 (A)		243	257
Direct Line Insurance Group plc,
4.750%, 6–7–68 (A)	GBP	200	183

			440

Specialized Finance – 0.6%
China Great Wall International Holdings III Ltd.,
3.875%, 8–31–27 (D)		$679	703
Huarong Finance 2017 Co. Ltd.,
4.250%, 11–7–27		354	352

			1,055

Thrifts & Mortgage Finance – 0.4%
Deutsche Pfandbriefbank AG,
2.875%, 6–28–27 (A)	EUR	700	708

Total Financials – 5.5%			9,978
Health Care

Health Care Facilities – 0.2%
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.250%, 6–15–49		$320	341

Health Care Supplies – 0.2%
Medtronic Global Holdings SCA,
1.750%, 7–2–49 (A)	EUR	363	343

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc.,
2.875%, 7–24–37 (A)		158	182

Managed Health Care – 0.3%
UnitedHealth Group, Inc.:
3.700%, 8–15–49		$238	265
3.875%, 8–15–59		233	254

			519

Total Health Care – 0.8%			1,385

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Industrials

Airlines – 0.1%
Avianca Holdings S.A.,
9.000%, 5–10–23 (C)		$240	$48
GOL Finance S.A.,
7.000%, 1–31–25		224	97

			145

Diversified Support Services – 0.6%
Logicor Financing S.a.r.l.:
2.250%, 5–13–25 (A)	EUR	550	604
3.250%, 11–13–28 (A)		400	440

			1,044

Industrial Conglomerates – 0.2%
General Electric Co.,
4.125%, 10–9–42		$324	306

Marine Ports & Services – 0.3%
CCCI Treasure Ltd. (GTD by China Communications Construction Co. Ltd.),
3.500%, 12–29–49		566	564

Railroads – 0.2%
CSX Corp.,
4.750%, 11–15–48		390	450

Total Industrials – 1.4%			2,509
Information Technology

IT Consulting & Other Services – 0.6%
Capgemini SE,
1.750%, 7–1–20 (A)	EUR	400	441
International Business Machines Corp.,
4.250%, 5–15–49		$567	691

			1,132

Technology Hardware, Storage & Peripherals – 0.6%
Hewlett Packard Enterprise Co.:
4.900%, 10–15–25 (E)		359	378
6.350%, 10–15–45 (E)		530	616
Hewlett Packard Enterprise Co. (3-Month U.S. LIBOR plus 72 bps),
2.620%, 10–5–21 (F)		97	91

			1,085

Total Information Technology – 1.2%			2,217
Materials

Aluminum – 0.2%
PT Indonesia Asahan Aluminum Persero Tbk,
6.757%, 11–15–48		315	335

Diversified Chemicals – 0.5%
Chemours Co. (The),
4.000%, 5–15–26 (A)	EUR	200	145

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Diversified Chemicals (Continued)
CNAK (HK) Finbridge Co. Ltd.,
5.125%, 3–14–28		$200	$218
Dow Chemical Co. (The),
4.375%, 11–15–42		500	488

			851

Fertilizers & Agricultural Chemicals – 0.2%
Israel Chemicals Ltd.,
6.375%, 5–31–38		413	452

Specialty Chemicals – 0.4%
International Flavors & Fragrances, Inc.,
5.000%, 9–26–48		343	350
Westlake Chemical Corp.,
1.625%, 7–17–29 (A)	EUR	344	337

			687

Total Materials – 1.3%			2,325
Real Estate

Diversified Real Estate Activities – 1.8%
Blackstone Property Partners Europe L.P.,
2.200%, 7–24–25 (A)		800	868
CPI Property Group S.A.,
2.125%, 10–4–24 (A)(E)		500	539
Inmobiliaria Colonial Socimi S.A.,
2.500%, 11–28–29 (A)		200	221
Shimao Property Holdings Ltd.,
6.125%, 2–21–24		$842	840
Vanke Real Estate (Hong Kong) Co. Ltd.,
3.975%, 11–9–27 (D)		335	339
WPC Eurobond B.V.,
1.350%, 4–15–28 (A)	EUR	535	516

			3,323

Diversified REITs – 0.3%
Aroundtown S.A.,
1.625%, 1–31–28 (A)		200	208
Powerlong Real Estate Holdings Ltd.,
5.950%, 7–19–20		$441	434

			642

Hotel & Resort REITs – 0.3%
China Aoyuan Property Group Ltd.:
7.500%, 5–10–21		234	228
5.375%, 9–13–22		400	352

			580

Industrial REITs – 0.3%
Prologis Euro Finance LLC (GTD by Prologis L.P.):
0.625%, 9–10–31 (A)	EUR	340	313
1.500%, 9–10–49 (A)		327	262

			575

2020	SEMIANNUAL REPORT	81

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Office REITs – 0.2%
TLG Immobilien AG,
1.500%, 5–28–26 (A)	EUR	300	$319

Real Estate Development – 2.5%
Agile Group Holdings Ltd.,
6.700%, 3–7–22		$295	284
China Evergrande Group:
8.250%, 3–23–22		255	205
8.750%, 6–28–25		663	468
CIFI Holdings Group Co. Ltd.,
6.550%, 3–28–24		600	557
Country Garden Holdings Co. Ltd.:
8.000%, 1–27–24		369	377
7.250%, 4–8–26		200	198
Logan Property Holdings Co. Ltd.,
6.500%, 7–16–23		302	284
Longfor Properties Co. Ltd.,
4.500%, 1–16–28		706	711
RKPF Overseas 2019 A Ltd.,
7.875%, 2–1–23		500	478
Sunac China Holdings Ltd.,
7.950%, 10–11–23		1,000	920

			4,482

Residential REITs – 0.4%
Heimstaden Bostad AB,
1.750%, 12–7–21 (A)(E)	EUR	600	666

Retail REITs – 0.2%
MAF Global Securities Ltd.,
5.500%, 9–7–68		$400	296

Specialized REITs – 0.2%
Digital Stout Holding LLC,
3.750%, 10–17–30 (A)	GBP	300	383

Total Real Estate – 6.2%			11,266
Utilities

Electric Utilities – 0.1%
Energo-Pro A.S.,
4.500%, 5–4–24 (A)		EUR171	175

Gas Utilities – 0.2%
Origin Energy Finance Ltd.,
2.500%, 10–23–20 (A)		300	333

Total Utilities – 0.3%			508

TOTAL CORPORATE DEBT SECURITIES – 22.7%			$41,104
(Cost: $44,376)

OTHER GOVERNMENT SECURITIES (G)
Brazil – 0.8%
Federative Republic of Brazil,
4.625%, 1–13–28		$1,318	1,402

OTHER GOVERNMENT SECURITIES (G) (Continued)	Principal		Value
Canada – 6.6%
Canada Government Bond,
1.500%, 9–1–24 (A)	CAD	16,306	$12,039

Chile – 0.3%
Chile Bonos Tesoreria,
3.500%, 1–25–50		$480	497

Columbia – 0.6%
Republic of Colombia:
4.500%, 3–15–29		486	498
6.125%, 1–18–41		523	602

			1,100

Croatia – 0.2%
Republic of Croatia,
1.125%, 6–19–29 (A)	EUR	350	352

Dominican Republic – 0.3%
Dominican Republic,
6.000%, 7–19–28		$570	540

Egypt – 0.5%
Arab Republic of Egypt:
6.375%, 4–11–31 (A)	EUR	524	455
8.500%, 1–31–47 (C)		$277	226
8.700%, 3–1–49		222	184

			865

Europe – 0.0%
Republic of Ecuador,
8.750%, 6–2–23 (D)		300	90

Germany – 15.6%
Bundesrepublik Deutschland:
0.250%, 2–15–29 (A)	EUR	20,706	24,438
0.000%, 8–15–50 (A)(H)		3,750	4,103

			28,541

Ghana – 0.3%
Republic of Ghana,
8.125%, 1–18–26		$600	471

Indonesia – 0.7%
Indonesia Government Bond,
8.375%, 4–15–39 (A)	IDR	7,041,000	431
Republic of Indonesia:
1.450%, 9–18–26 (A)	EUR	187	188
1.400%, 10–30–31 (A)		219	208
3.700%, 10–30–49		$500	498

			1,325

Israel – 0.2%
State of Israel,
4.500%, 4–3–20		443	443

Italy – 2.2%
Buoni del Tesoro Poliennali:
2.700%, 3–1–47 (A)	EUR	1,497	1,757
3.450%, 3–1–48 (A)		1,771	2,361

			4,118

OTHER GOVERNMENT SECURITIES (G) (Continued)	Principal		Value
Nigeria – 0.2%
Republic of Nigeria:
7.625%, 11–28–47		$479	$316
9.248%, 1–21–49		200	140

			456

Norway – 3.3%
Norway Government Bond,
1.750%, 2–17–27 (A)	NOK	59,196	6,081

Peru – 0.7%
Republic of Peru:
7.350%, 7–21–25		$309	391
8.750%, 11–21–33		580	918

			1,309

Qatar – 0.3%
Qatar Government Bond,
5.103%, 4–23–48		440	534

Romania – 0.2%
Romania Government Bond,
3.375%, 1–28–50 (A)	EUR	350	344

South Africa – 0.9%
Republic of South Africa:
5.875%, 9–16–25		$427	410
5.875%, 6–22–30		588	512
9.000%, 1–31–40 (A)	ZAR	16,991	746

			1,668

Spain – 2.5%
Spain Government Bond,
0.500%, 4–30–30 (A)(C)	EUR	4,308	4,664

Sri Lanka – 0.2%
Republic of Sri Lanka:
6.200%, 5–11–27 (C)		$580	336
7.850%, 3–14–29		200	116

			452

Sweden – 1.4%
Sweden Government Bond,
0.750%, 11–12–29 (A)	SEK	22,770	2,500

United Arab Emirates – 0.3%
Abu Dhabi Government Bond,
4.125%, 10–11–47		$515	557

Uzbekistan – 0.4%
Republic of Uzbekistan,
5.375%, 2–20–29		759	753

TOTAL OTHER GOVERNMENT SECURITIES – 38.7%			$71,101
(Cost: $74,216)

82	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
Treasury Obligations – 22.1%
U.S. Treasury Bonds,
3.375%, 11–15–48 (I)	$6,063	$9,002
U.S. Treasury Notes:
2.750%, 9–15–21	7,314	7,581
2.875%, 10–31–23	8,777	9,573
2.000%, 2–15–25	6,160	6,639
1.125%, 2–28–25	7,320	7,592

		40,387

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 22.1%		$40,387
(Cost: $36,929)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (K) – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
0.390% (J)	1,292	$1,292
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.310%	296	296

		1,588

	Principal
Treasury Bills (L) – 6.3%
Japan Government Treasury Bills,
-0.049%, 5–25–20 (A)	JPY 1,181,000	10,987

SHORT-TERM SECURITIES (Continued)	Principal		Value
Treasury Bills (L) (Continued)
Republic of Argentina Treasury Bills:
35.900%, 6–21–20 (A)(D)	ARS	8,819	$88
5.830%, 10–29–20 (A)		28,487	377

			11,452

TOTAL SHORT-TERM SECURITIES – 7.2%			$13,040
(Cost: $13,290)

TOTAL INVESTMENT SECURITIES – 91.0%			$166,377
(Cost: $169,113)

CASH AND OTHER ASSETS, NET OF LIABILITIES (M)(N)– 9.0%			16,479

NET ASSETS – 100.0%			$182,856

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Principal amounts are denominated in the indicated foreign currency, where applicable (ARS – Argentine Peso, AUD – Australian Dollar, BRL – Brazilian Real, CAD – Canadian Dollar, CHF – Swiiss Franc, CNY – Chinese Yuan Renminbi, CZK – Czech Koruna, EUR – Euro, GBP – British Pound, HUF – Hungarian Forint, IDR – Indonesian Rupiah, JPY – Japanese Yen, KRW – South Korean Won, MXN – Mexican Peso, NOK – Norwegian Krone, NZD – New Zealand Dollar, PLN – Polish Zloty, SEK – Swedish Krona, TRY – Turkish Lira and ZAR – South African Rand).

(B)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $7,034 or 3.8% of net assets.

(D)	All or a portion of securities with an aggregate value of $1,225 are on loan.

(E)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2020.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(H)	Zero coupon bond.

(I)	All or a portion of securities with an aggregate value of $3,385 have been pledged as collateral on open futures contracts.

(J)	Investment made with cash collateral received from securities on loan.

(K)	Rate shown is the annualized 7-day yield at March 31, 2020.

(L)	Rate shown is the yield to maturity at March 31, 2020.

(M)	Cash of $630 has been pledged as collateral on OTC forward foreign currency contracts.

(N)	Cash of $2,490 has been pledged as collateral on centrally cleared swaps.

2020	SEMIANNUAL REPORT	83

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

The following centrally cleared credit default swaps — buy protection(1) were outstanding at March 31, 2020:

Index	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Banco Bilbao Vizcaya Argentaria S.A.	(1.000%)	12–20–24	1,000	$(7)	$(25)	$18
iTraxx Europe Crossover, Series 32 Index	(5.000%)	12–20–24	800	17	15	3
Markit CDX Investment Grade, Series 33 Index	(1.000%)	12–20–24	13,200	25	(235)	260
iTraxx Asia ex-Japan Investment Grade, Series 31 Index	(1.000%)	6–20–24	9,100	(77)	(103)	25
iTraxx Europe Senior Financials, Series 31 Index	(1.000%)	6–20–24	4,200	6	(34)	40
iTraxx Europe, Series 32 Index	(1.000%)	12–20–24	3,000	(7)	(72)	64

				$(43)	$(454)	$410

The following centrally cleared credit default swaps — sold protection (3) were outstanding at March 31, 2020:

Index	Receive Fixed Rate	Maturity Date	Implied Credit Spread at March 31, 2020(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Deutsche Lufthansa AG	1.000%	12–20–24	3.996%	900	$(61)	$(101)	$41
iTraxx Europe, Series 32 Index	1.000%	12–20–29	1.585	1,900	(45)	(31)	(14)

					$(106)	$(132)	$27

The following over the counter credit default swaps — buy protection(1) were outstanding at March 31, 2020:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Commerzbank AG	Morgan Stanley & Co. International plc	(1.000%)	12–20–24	1,000	$(9)	$(24)	$15
Bouygues S.A.	Barclays Bank plc	(1.000%)	6–20–24	1,000	(26)	(23)	(3)
People’s Republic of China	Barclays Bank plc	(1.000%)	6–20–24	7,200	(183)	(124)	(59)
Republic of Korea	Morgan Stanley & Co. International plc	(1.000%)	6–20–24	4,600	(136)	(123)	(13)

					$(354)	$(294)	$(60)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and/or take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

84	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

The following forward foreign currency contracts were outstanding at March 31, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Indonesian Rupiah	30,200,000	U.S. Dollar	2,028	5–5–20	Barclays Capital, Inc.	$184	$—
Russian Ruble	311,600	U.S. Dollar	4,401	5–6–20	Barclays Capital, Inc.	428	—
Euro	59,786	U.S. Dollar	67,044	6–17–20	Barclays Capital, Inc.	912	—
Swedish Krona	45,900	Euro	4,224	6–17–20	Barclays Capital, Inc.	25	—
Swiss Franc	750	U.S. Dollar	776	6–17–20	Barclays Capital, Inc.	—	7
U.S. Dollar	6,666	Brazilian Real	28,428	5–5–20	Citibank N.A.	—	1,207
Japanese Yen	1,181,000	U.S. Dollar	10,769	5–26–20	Citibank N.A.	—	241
Canadian Dollar	36,849	U.S. Dollar	26,515	6–17–20	Citibank N.A.	312	—
Euro	443	Hungarian Forint	151,601	6–17–20	Citibank N.A.	—	26
Euro	3,590	Norwegian Krone	45,475	6–17–20	Citibank N.A.	405	—
Euro	358	Polish Zloty	1,584	6–17–20	Citibank N.A.	—	13
Israeli Shekel	14,762	U.S. Dollar	3,947	6–17–20	Citibank N.A.	—	237
Turkish New Lira	13,977	U.S. Dollar	2,109	6–17–20	Citibank N.A.	41	—
Indonesian Rupiah	15,300,000	U.S. Dollar	1,109	5–5–20	Goldman Sachs International	175	—
Philippine Peso	112,600	U.S. Dollar	2,207	5–5–20	Goldman Sachs International	11	—
U.S. Dollar	1,119	Chilean Peso	887,835	5–5–20	Goldman Sachs International	—	81
U.S. Dollar	535	Indonesian Rupiah	7,400,000	5–5–20	Goldman Sachs International	—	83
British Pound	2,098	Euro	2,305	6–17–20	Goldman Sachs International	—	59
Euro	1,673	British Pound	1,525	6–17–20	Goldman Sachs International	46	—
Euro	4,140	Swiss Franc	4,363	6–17–20	Goldman Sachs International	—	30
Euro	2,783	U.S. Dollar	3,047	6–17–20	Goldman Sachs International	—	31
Japanese Yen	50,878	U.S. Dollar	472	6–17–20	Goldman Sachs International	—	3
Mexican Peso	41,300	U.S. Dollar	1,815	6–17–20	Goldman Sachs International	94	—
Norwegian Krone	87,912	Euro	7,668	6–17–20	Goldman Sachs International	24	—
South African Rand	30,700	U.S. Dollar	1,704	6–17–20	Goldman Sachs International	5	—
U.S. Dollar	3,822	British Pound	3,209	6–17–20	Goldman Sachs International	169	—
U.S. Dollar	10,976	Canadian Dollar	15,568	6–17–20	Goldman Sachs International	95	—
U.S. Dollar	2,450	Euro	2,222	6–17–20	Goldman Sachs International	8	—
U.S. Dollar	2,114	Israeli Shekel	7,500	6–17–20	Goldman Sachs International	12	—
U.S. Dollar	8,300	Japanese Yen	875,332	6–17–20	Goldman Sachs International	—	133
U.S. Dollar	2,310	New Zealand Dollar	3,830	6–17–20	Goldman Sachs International	—	26
Brazilian Real	8,410	U.S. Dollar	1,773	5–5–20	Morgan Stanley International	158	—
Chilean Peso	887,000	U.S. Dollar	1,034	5–5–20	Morgan Stanley International	—	4
New Taiwan Dollar	201,300	U.S. Dollar	6,722	5–5–20	Morgan Stanley International	32	—
U.S. Dollar	743	New Taiwan Dollar	22,200	5–5–20	Morgan Stanley International	—	5
U.S. Dollar	2,043	Russian Ruble	161,900	5–6–20	Morgan Stanley International	22	—
South African Rand	15,478	U.S. Dollar	916	6–17–20	Morgan Stanley International	59	—
Thai Baht	68,691	U.S. Dollar	2,146	6–17–20	Morgan Stanley International	52	—
U.S. Dollar	2,023	Australian Dollar	3,280	6–17–20	Morgan Stanley International	—	5
U.S. Dollar	550	British Pound	467	6–17–20	Morgan Stanley International	31	—
U.S. Dollar	1,909	Israeli Shekel	7,300	6–17–20	Morgan Stanley International	160	—

						$3,460	$2,191

The following futures contracts were outstanding at March 31, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
BTP Italian Government Bond	Short	22	6–10–20	2,200	$(3,431)	$128
Euro-Bobl 5-Year Bond	Short	49	6–10–20	4,900	(7,307)	37
Euro-Bund 10-Year Bond	Long	3	6–10–20	300	571	9
Euro-OAT France Government 10-Year Bond	Short	90	6–10–20	9,000	(16,598)	442
Euro-Schatz	Long	3	6–10–20	300	371	—	*

2020	SEMIANNUAL REPORT	85

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Australia 10-Year Commonwealth Treasury Bond	Long	65	6–15–20	6,500	$6,022	$(44)
U.S. 10-Year Treasury Note	Short	6	6–30–20	600	(832)	— *
U.S. 10-Year Ultra Treasury Note	Short	102	6–30–20	10,200	(15,915)	(816)
U.S. 30-Year Treasury Bond	Short	72	6–30–20	7,200	(12,893)	(957)
United Kingdom Long Gilt	Short	24	6–30–20	2,400	(4,060)	(86)
U.S. 2-Year Treasury Note	Long	20	7–6–20	4,000	4,408	79
U.S. 5-Year Treasury Note	Long	189	7–6–20	18,900	23,693	228

					$(25,971)	$(980)

The following centrally cleared interest rate swap agreements were outstanding at March 31, 2020:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(A)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.960%	10/2/2029	MXN	14,321	$(352)	$—	$(352)
Citibank N.A.	Receive	3-Month LIBOR	0.710%	9/21/2050		$4,696	184	—	184
Citibank N.A.	Receive	6-Month EURIBOR	(0.240)%	9/18/2030	EUR	9,827	249	—	249
Citibank N.A.	Receive	7-Day China Fixing Repo Rates	2.423%	9/16/2025	CNY	14,755	18	—	18
Deutsche Bank AG	Pay	3-Month New Zealand Dollar LIBOR	1.320%	9/16/2022	NZD	21,247	315	—	315
Deutsche Bank AG	Receive	3-Month New Zealand Dollar LIBOR	1.707%	9/16/2027		6,481	(380)	—	(380)
Goldman Sachs International	Receive	3-Month Stockholm Interbank Offered Rate	0.158%	9/15/2027	SEK	7,152	(67)	—	(67)
Goldman Sachs International	Receive	6-Month Budapest Interbank Offered Rate	3.130%	10/15/2022	HUF	11,141	(534)	—	(534)
Goldman Sachs International	Pay	6-Month GBP LIBOR	0.579%	9/17/2025	GBP	10,731	35	—	35
Goldman Sachs International	Receive	6-Month GBP LIBOR	0.731%	9/21/2050		2,169	(66)	—	(66)
Goldman Sachs International	Receive	6-Month Prague Interbank Offered Rate	1.420%	3/19/2030	CZK	2,376	(71)	—	(71)
Goldman Sachs International	Receive	6-Month Prague Interbank Offered Rate	1.270%	3/19/2030		2,376	(55)	—	(55)
Goldman Sachs International	Receive	6-Month Warsaw Interbank Offered Rate	1.115%	9/17/2025	PLN	8,318	(93)	—	(93)
Morgan Stanley & Co. International plc	Receive	6-Month Japanese Yen LIBOR	(0.122)%	9/18/2030	JPY	4,915	(46)	—	(46)
Morgan Stanley & Co. International plc	Receive	6-Month Japanese Yen LIBOR	0.020%	9/19/2040		2,545	33	—	33

							$(830)	$—	$(830)

The following written options were outstanding at March 31, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price		Premium Received	Value
iTraxx Europe Crossover Series 29	Barclays Capital, Inc.	Put	3,900,000	3,900	April 2020	EUR	350.00	$55	$(365)
U.S. Treasury Long Bond June Futures	N/A	Put	22	2,200	April 2020		$175.00	45	(24)
USD versus ZAR	Goldman Sachs International	Put	4,260,000	4,260	June 2020		14.83	42	(2)
	Goldman Sachs International	Call	4,260,000	4,260	June 2020		16.45	376	(402)

								$518	$(793)

86	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$—	$745	$—
Corporate Debt Securities	—	41,104	—
Other Government Securities	—	71,101	—
United States Government Obligations	—	40,387	—
Short-Term Securities	1,588	11,452	—
Total	$1,588	$164,789	$—
Centrally Cleared Credit Default Swaps	$—	$451	$—
Forward Foreign Currency Contracts	$—	$3,460	$—
Futures Contracts	$923	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$834	$—

Liabilities
Centrally Cleared Credit Default Swaps	$—	$14	$—
Over the Counter Credit Default Swaps	$—	$354	$—
Forward Foreign Currency Contracts	$—	$2,191	$—
Futures Contracts	$1,903	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$1,664	$—
Written Options	$24	$769	$—

The following acronyms are used throughout this schedule:

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

Country Diversification
(as a % of net assets)
United States	29.4%
Germany	16.2%
Canada	7.0%
Japan	6.9%
Spain	1.4%
Norway	4.3%
China	6.5%
Italy	2.7%
Luxembourg	2.1%
Sweden	2.1%
Hong Kong	2.5%
United Kingdom	1.4%
Indonesia	1.3%
Other+	16.2%

+	Includes options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	87

PORTFOLIO HIGHLIGHTS	IVY PINEBRIDGE HIGH YIELD FUND

ALL DATA IS AS OF MARCH 31, 2020 (UNAUDITED)

Asset Allocation

Bonds	92.8%
Corporate Debt Securities	92.6%
Asset-Backed Securities	0.2%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	7.2%

Quality Weightings

Investment Grade	5.1%
BBB	5.1%
Non-Investment Grade	87.7%
BB	43.7%
B	35.2%
CCC	8.3%
Non-rated	0.5%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	7.2%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

88	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
United Airlines Pass-Through Certificates, Series 2014-2B,
4.625%, 9–3–22	$164	$153

TOTAL ASSET-BACKED SECURITIES – 0.2%		$153
(Cost: $166)

CORPORATE DEBT SECURITIES
Communication Services

Advertising – 0.5%
Alliance Data Systems Corp.,
4.750%, 12–15–24 (A)	525	399

Alternative Carriers – 1.7%
Cogent Communications Holdings, Inc.,
5.375%, 3–1–22 (A)	521	524
Front Range BidCo, Inc.,
6.125%, 3–1–28 (A)	353	335
Level 3 Financing, Inc. (GTD by Level 3 Parent LLC),
4.625%, 9–15–27 (A)	625	621

		1,480

Broadcasting – 2.3%
Banijay Entertainment S.A.S.,
5.375%, 3–1–25 (A)	400	366
National CineMedia LLC,
5.875%, 4–15–28 (A)	648	447
Sirius XM Radio, Inc.:
4.625%, 7–15–24 (A)	638	648
5.375%, 7–15–26 (A)	445	450

		1,911

Cable & Satellite – 9.6%
Altice Financing S.A.,
5.000%, 1–15–28 (A)	726	643
Altice France Holding S.A.,
6.000%, 2–15–28 (A)	830	730
Altice France S.A.,
7.375%, 5–1–26 (A)	624	630
Block Communications, Inc.,
4.875%, 3–1–28 (A)(B)	490	456
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.375%, 5–1–25 (A)	275	282
5.500%, 5–1–26 (A)	331	335
5.000%, 2–1–28 (A)	340	342
5.375%, 6–1–29 (A)	335	344
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
5.050%, 3–30–29	450	489
Charter Communications Operating LLC and Charter Communications Operating Capital Corp. (3-Month U.S. LIBOR plus 165 bps),
3.413%, 2–1–24 (C)	411	399
CSC Holdings LLC:
5.250%, 6–1–24	220	220
5.500%, 4–15–27 (A)	1,542	1,596

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Cable & Satellite (Continued)
Hughes Satellite Systems Corp.,
6.625%, 8–1–26 (B)	$809	$819
Telesat Canada and Telesat LLC:
4.875%, 6–1–27 (A)	291	278
6.500%, 10–15–27 (A)	554	532

		8,095

Integrated Telecommunication Services – 4.5%
CenturyLink, Inc.,
7.500%, 4–1–24	1,140	1,248
Sprint Corp.,
7.875%, 9–15–23	2,358	2,600

		3,848

Movies & Entertainment – 1.9%
Netflix, Inc.:
4.375%, 11–15–26	257	257
4.875%, 6–15–30 (A)	1,300	1,320

		1,577

Publishing – 2.0%
A. H. Belo Corp.:
7.750%, 6–1–27	502	537
7.250%, 9–15–27	470	494
E.W. Scripps Co.,
5.125%, 5–15–25 (A)	746	656

		1,687

Wireless Telecommunication Service – 1.5%
C&W Senior Financing Designated Activity Co.,
6.875%, 9–15–27 (A)	944	814
T-Mobile USA, Inc.:
6.500%, 1–15–24	261	265
6.375%, 3–1–25	220	225

		1,304

Total Communication Services – 24.0%		20,301
Consumer Discretionary

Auto Parts & Equipment – 0.6%
Dana, Inc.,
5.375%, 11–15–27	361	293
Delphi Jersey Holdings plc,
5.000%, 10–1–25 (A)	241	192

		485

Automobile Manufacturers – 0.6%
Tesla, Inc. (GTD by SolarCity Corp.),
5.300%, 8–15–25 (A)	550	516

Casinos & Gaming – 1.2%
Boyd Gaming Corp.,
4.750%, 12–1–27 (A)	369	304
GLP Capital L.P. and GLP Financing II, Inc.,
5.375%, 4–15–26	342	303

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Casinos & Gaming (Continued)
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc.,
5.750%, 2–1–27	$470	$409

		1,016

Consumer Electronics – 0.1%
Conn’s, Inc.,
7.250%, 7–15–22 (B)	170	97

Homebuilding – 0.4%
Mattamy Group Corp.,
5.250%, 12–15–27 (A)	371	345

Hotels, Resorts & Cruise Lines – 1.7%
Hilton Grand Vacations Borrower LLC and Hilton Grand Vacations Borrower, Inc.,
6.125%, 12–1–24	339	305
Silversea Cruise Finance Ltd.,
7.250%, 2–1–25 (A)	505	429
Viking Cruises Ltd.,
5.875%, 9–15–27 (A)	144	84
Wyndham Worldwide Corp.,
4.500%, 4–1–27 (D)	675	564

		1,382

Internet & Direct Marketing Retail – 0.8%
Grubhub Holdings, Inc.,
5.500%, 7–1–27 (A)	784	694

Restaurants – 0.5%
Brinker International, Inc. (GTD by Brinker Restaurant Corp., Brinker Texas, Inc. and Brinker Florida, Inc.),
5.000%, 10–1–24 (A)	546	393
YUM! Brands, Inc.,
7.750%, 4–1–25	39	41

		434

Specialized Consumer Services – 1.1%
frontdoor, Inc.,
6.750%, 8–15–26 (A)	414	396
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (A)	600	553

		949

Total Consumer Discretionary – 7.0%		5,918
Consumer Staples

Agricultural Products – 0.6%
Dole Food Co., Inc.,
7.250%, 6–15–25 (A)	590	466

Food Retail – 1.4%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC:
5.750%, 3–15–25	446	445

2020	SEMIANNUAL REPORT	89

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Food Retail (Continued)
4.625%, 1–15–27 (A)	$295	$294
5.875%, 2–15–28 (A)	451	459

		1,198

Packaged Foods & Meats – 2.2%
JBS USA LLC and JBS USA Finance, Inc.,
5.875%, 7–15–24 (A)	587	594
Lamb Weston Holdings, Inc.,
4.625%, 11–1–24 (A)	365	360
Land O’Lakes Capital Trust I,
7.450%, 3–15–28 (A)	349	349
Land O’Lakes, Inc.,
7.000%, 12–15–68 (A)	140	119
Pilgrim’s Pride Corp.,
5.875%, 9–30–27 (A)	480	478

		1,900

Personal Products – 0.7%
Coty, Inc.,
6.500%, 4–15–26 (A)	678	600

Total Consumer Staples – 4.9%		4,164
Energy

Coal & Consumable Fuels – 0.4%
CONSOL Energy, Inc.,
6.875%, 6–15–25 (A)	385	333

Oil & Gas Equipment & Services – 0.4%
Calfrac Holdings L.P.,
10.875%, 3–15–26 (A)	54	14
Hi-Crush Partners L.P.,
9.500%, 8–1–26 (A)	936	140
Nine Energy Service, Inc.,
8.750%, 11–1–23 (A)	345	86
SESI LLC,
7.750%, 9–15–24	318	83

		323

Oil & Gas Exploration & Production – 1.6%
Extraction Oil & Gas, Inc.,
5.625%, 2–1–26 (A)	201	33
Hilcorp Energy I L.P. and Hilcorp Finance Co.,
5.000%, 12–1–24 (A)	1,124	517
Lonestar Resources America, Inc.,
11.250%, 1–1–23 (A)	817	149
Murphy Oil USA, Inc. (GTD by Murphy USA, Inc.),
4.750%, 9–15–29	570	535
Southwestern Energy Co.,
7.500%, 4–1–26 (B)	206	135

		1,369

Oil & Gas Refining & Marketing – 1.2%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10–1–24	206	37
6.375%, 7–1–26	714	114

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Refining & Marketing (Continued)
EG Global Finance plc,
6.750%, 2–7–25 (A)	$708	$580
PBF Holding Co. LLC,
6.000%, 2–15–28 (A)	385	259

		990

Oil & Gas Storage & Transportation – 3.0%
Buckeye Partners L.P.:
4.125%, 3–1–25 (A)	318	268
4.500%, 3–1–28 (A)	433	355
Cheniere Energy Partners L.P.:
5.250%, 10–1–25	308	287
4.500%, 10–1–29 (A)	380	338
Genesis Energy L.P. and Genesis Energy Finance Corp.:
5.625%, 6–15–24	703	492
6.500%, 10–1–25	325	235
Holly Energy Partners L.P. and Holly Energy Finance Corp.,
5.000%, 2–1–28 (A)	650	544
Summit Midstream Holdings LLC and Summit Midstream Finance Corp.,
5.500%, 8–15–22	247	54

		2,573

Total Energy – 6.6%		5,588
Financials

Consumer Finance – 3.7%
Credit Acceptance Corp.,
6.625%, 3–15–26	377	356
Enova International, Inc.:
8.500%, 9–1–24 (A)	500	435
8.500%, 9–15–25 (A)	406	349
Fairstone Financial, Inc.,
7.875%, 7–15–24 (A)	543	511
Quicken Loans, Inc.,
5.750%, 5–1–25 (A)	743	739
Springleaf Finance Corp.:
6.875%, 3–15–25	500	504
5.375%, 11–15–29	237	217

		3,111

Financial Exchanges & Data – 0.5%
Donnelley Financial Solutions, Inc.,
8.250%, 10–15–24	497	467

Investment Banking & Brokerage – 0.5%
LPL Holdings, Inc.,
5.750%, 9–15–25 (A)(B)	472	453

Mortgage REITs – 1.0%
iStar, Inc.,
5.250%, 9–15–22	419	386
Starwood Property Trust, Inc.,
4.750%, 3–15–25	543	478

		864

Property & Casualty Insurance – 0.5%
Amwins Group, Inc.,
7.750%, 7–1–26 (A)	404	395

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized Finance – 4.1%
Camelot Finance S.A.,
4.500%, 11–1–26 (A)	$301	$292
CTR Partnership L.P. and CareTrust Capital Corp. (GTD by CareTrust REIT),
5.250%, 6–1–25	646	636
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
6.020%, 6–15–26 (A)	1,186	1,262
Goeasy Ltd.,
5.375%, 12–1–24 (A)	572	533
Navient Corp.:
5.000%, 3–15–27	325	280
5.625%, 8–1–33	596	439

		3,442

Total Financials – 10.3%		8,732
Health Care

Health Care Facilities – 2.5%
DaVita HealthCare Partners, Inc.,
5.125%, 7–15–24	667	665
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.375%, 2–1–25	859	874
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (A)(B)	675	588

		2,127

Health Care Supplies – 0.5%
Catalent Pharma Solutions, Inc.,
5.000%, 7–15–27 (A)	380	368
Ortho-Clinical Diagnostics,
6.625%, 5–15–22 (A)	97	92

		460

Life Sciences Tools & Services – 0.1%
Avantor, Inc.,
6.000%, 10–1–24 (A)	36	38

Managed Health Care – 0.6%
Centene Corp.,
4.625%, 12–15–29 (A)	89	89
Centene Escrow Corp.,
4.250%, 12–15–27 (A)	375	376

		465

Pharmaceuticals – 2.3%
Bausch Health Cos., Inc.:
6.125%, 4–15–25 (A)	630	621
5.000%, 1–30–28 (A)	543	514
Endo Designed Activity Co., Endo Finance LLC and Endo Finco, Inc.,
6.000%, 2–1–25 (A)(D)	450	306
Par Pharmaceutical, Inc.,
7.500%, 4–1–27 (A)(B)	527	524

		1,965

Total Health Care – 6.0%		5,055

90	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrials

Air Freight & Logistics – 0.7%
Cargo Aircraft Management, Inc.,
4.750%, 2–1–28 (A)	$650	$603

Building Products – 1.3%
Griffon Corp.,
5.750%, 3–1–28 (A)	555	522
Standard Industries, Inc.,
6.000%, 10–15–25 (A)	623	612

		1,134

Construction & Engineering – 0.3%
Tutor Perini Corp.,
6.875%, 5–1–25 (A)	275	228

Diversified Support Services – 1.2%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (A)	596	339
Sotheby’s Holdings, Inc.,
7.375%, 10–15–27 (A)	905	722

		1,061

Electrical Components & Equipment – 1.1%
Anixter, Inc. (GTD by Anixter International, Inc.),
6.000%, 12–1–25	369	361
EnerSys,
5.000%, 4–30–23 (A)	628	598

		959

Environmental & Facilities Services – 0.6%
Clean Harbors, Inc.,
4.875%, 7–15–27 (A)	531	520

Industrial Machinery – 0.7%
Energizer Holdings, Inc.,
6.375%, 7–15–26 (A)	565	571

Research & Consulting Services – 0.4%
Korn Ferry,
4.625%, 12–15–27 (A)	385	335

Security & Alarm Services – 1.7%
GW B-CR Security Corp.,
9.500%, 11–1–27 (A)	505	451
Prime Security Services Borrower LLC and Prime Finance, Inc.:
5.250%, 4–15–24 (A)	414	409
5.750%, 4–15–26 (A)(B)	558	547

		1,407

Trading Companies & Distributors – 0.6%
H&E Equipment Services, Inc.,
5.625%, 9–1–25	515	478

Total Industrials – 8.6%		7,296
Information Technology

Application Software – 1.7%
CDK Global, Inc.,
5.875%, 6–15–26 (B)	398	421
Delta Merger Sub, Inc.,
6.000%, 9–15–26 (B)	555	501

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Application Software (Continued)
SS&C Technologies Holdings, Inc.,
5.500%, 9–30–27 (A)	$463	$477

		1,399

Electronic Equipment & Instruments – 1.2%
Diebold, Inc.,
8.500%, 4–15–24 (B)	953	619
NCR Corp.,
6.125%, 9–1–29 (A)	431	403

		1,022

It Consulting & Other Services – 0.6%
Fair Isaac Corp.,
4.000%, 6–15–28 (A)	570	547

Technology Distributors – 0.9%
Ingram Micro, Inc.,
5.450%, 12–15–24 (D)	925	755

Technology Hardware, Storage & Peripherals – 1.1%
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc.,
8.625%, 11–15–24 (A)(B)	555	494
Seagate HDD Cayman (GTD by Seagate Technology plc),
4.750%, 1–1–25	440	438

		932

Total Information Technology – 5.5%		4,655
Materials

Diversified Metals & Mining – 4.2%
Cliffs Natural Resources, Inc.,
5.750%, 3–1–25	513	396
First Quantum Minerals Ltd.,
7.250%, 4–1–23 (A)	488	418
FMG Resources August 2006 Partners Ltd.,
4.500%, 9–15–27 (A)	815	725
Freeport-McMoRan, Inc.:
3.875%, 3–15–23	430	410
4.125%, 3–1–28	235	206
5.250%, 9–1–29 (B)	380	358
4.250%, 3–1–30	235	204
Harsco Corp.,
5.750%, 7–31–27 (A)	432	400
Mineral Resources Ltd.,
8.125%, 5–1–27 (A)	500	468

		3,585

Fertilizers & Agricultural Chemicals – 0.5%
OCI N.V.,
5.250%, 11–1–24 (A)	492	423

Metal & Glass Containers – 2.9%
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
5.250%, 8–15–27 (A)	500	513
Berry Global, Inc.,
4.500%, 2–15–26 (A)	330	321

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Metal & Glass Containers (Continued)
Crown Americas LLC and Crown Americas Capital Corp. IV,
4.500%, 1–15–23	$128	$131
Owens-Brockway Glass Container, Inc.,
5.375%, 1–15–25 (A)	498	473
Silgan Holdings, Inc.,
4.750%, 3–15–25	501	483
Trivium Packaging Finance B.V.,
8.500%, 8–15–27 (A)	500	503

		2,424

Paper Packaging – 1.9%

Cascades, Inc.:
5.750%, 7–15–23 (A)	230	223
5.125%, 1–15–26 (A)	162	157
5.375%, 1–15–28 (A)	349	333
Intertape Polymer Group, Inc.,
7.000%, 10–15–26 (A)	525	501
Sealed Air Corp.,
5.125%, 12–1–24 (A)	406	408

		1,622

Steel – 1.0%
Commercial Metals Co.,
5.750%, 4–15–26	417	389
SunCoke Energy Partners L.P. and SunCoke Energy Partners Finance Corp.,
7.500%, 6–15–25 (A)	604	435

		824

Total Materials – 10.5%		8,878
Real Estate

Health Care REITs – 1.3%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.000%, 10–15–27	385	373
Sabra Health Care L.P.,
5.125%, 8-15-26	797	754

		1,127

Hotel & Resort REITs – 0.8%
ESH Hospitality, Inc.:
5.250%, 5-1-25 (A)(B)	492	413
4.625%, 10-1-27 (A)	315	246

		659

Industrial REITs – 0.6%
Kennedy-Wilson, Inc. (GTD by Kennedy-Wilson Holdings, Inc.),
5.875%, 4-1-24	533	477

Real Estate Services – 0.8%
Ladder Capital Finance Holdings LLP and Ladder Capital Finance Corp.,
4.250%, 2-1-27 (A)	351	278

2020	SEMIANNUAL REPORT	91

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Real Estate Services (Continued)
Newmark Group, Inc.,
6.125%, 11-15-23	$415	$422

		700

Specialized REITs – 0.7%
VICI Properties L.P. and VICI Note Co., Inc.:
4.250%, 12-1-26 (A)	128	117
3.750%, 2-15-27 (A)	330	311
4.625%, 12-1-29 (A)	191	174

		602

Total Real Estate – 4.2%		3,565
Utilities

Electric Utilities – 2.2%
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC),
4.250%, 7-15-24 (A)	560	546
Talen Energy Supply LLC:
7.250%, 5-15-27 (A)	175	158
6.625%, 1-15-28 (A)	480	402
Vistra Operations Co. LLC,
5.000%, 7-31-27 (A)	725	736

		1,842

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Independent Power Producers & Energy Traders – 0.9%
Pattern Energy Group, Inc. (GTD by Pattern U.S. Finance Co. LLC),
5.875%, 2-1-24 (A)	$735	$730

Multi-Utilities – 0.6%
MEG Energy Corp.,
7.125%, 2-1-27 (A)	550	274
MGE Energy Corp.,
6.500%, 1-15-25 (A)	407	257

		531

Renewable Electricity – 1.3%
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.),
5.250%, 7-15-24 (A)	552	530
NRG Yield Operating LLC,
5.000%, 9-15-26	583	564

		1,094

Total Utilities – 5.0%92		4,197

TOTAL CORPORATE DEBT SECURITIES – 92.6%		$78,349
(Cost: $87,972)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (F) – 8.2%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
0.390% (E)	2,395	$2,395
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.310%	4,584	4,584

		6,979

TOTAL SHORT-TERM SECURITIES – 8.2%		$6,979
(Cost: $6,979)

TOTAL INVESTMENT SECURITIES – 101.0%		$85,481
(Cost: $95,117)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%		(864)

NET ASSETS – 100.0%		$84,617

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $52,325 or 61.7% of net assets.

(B)	All or a portion of securities with an aggregate value of $4,241 are on loan.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2020.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at March 31, 2020.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$153	$—
Corporate Debt Securities	—	78,349	—
Short-Term Securities	6,979	—	—
Total	$6,979	$78,502	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

92	SEMIANNUAL REPORT	2020

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF MARCH 31, 2020 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Apollo Multi- Asset Income Fund	Ivy Apollo Strategic Income Fund	Ivy California Municipal High Income Fund		Ivy Cash Management Fund	Ivy Corporate Bond Fund	Ivy Crossover Credit Fund		Ivy Government Securities Fund		Ivy International Small Cap Fund
ASSETS
Investments in unaffiliated securities at value+^	$331,379	$408,404	$33,440		$1,608,392	$776,406	$43,815		$369,056		$144,646
Investments at Value	331,379	408,404	33,440		1,608,392	776,406	43,815		369,056		144,646
Cash	1,000	3,257	—		—	779	93		—	*	—
Cash denominated in foreign currencies at value+	130	46	—		—	—	—		—		2,733
Restricted cash	—	—	—		—	311	83		—		—
Investment securities sold receivable	5,413	2,637	—		—	18,245	527		—		202
Dividends and interest receivable	3,712	5,063	353		1,484	6,430	404		1,330		738
Capital shares sold receivable	335	270	73		8,514	576	66		752		94
Receivable from affiliates	434	534	90		—	—	95		69		239
Unrealized appreciation on forward foreign currency contracts	884	904	—		—	—	—		—		—
Receivable from securities lending income – net	6	12	—		—	3	1		3		6
Variation margin receivable	—	—	—		—	24	6		—		—
Prepaid and other assets	8	52	29		108	81	71		69		53
Total Assets	343,301	421,179	33,985		1,618,498	802,855	45,161		371,279		148,711

LIABILITIES
Cash collateral on securities loaned at value	2,797	5,311	—		—	2,508	902		—		2,659
Investment securities purchased payable	9,207	10,487	—		—	11,109	871		—		2,867
Capital shares redeemed payable	557	818	7		12,056	556	37		292		133
Distributions payable	—	—	5		86	—	—		30		—
Independent Trustees and Chief Compliance Officer fees payable	15	14	1		72	178	1		57		3
Distribution and service fees payable	1	1	—	*	—	2	—	*	1		—	*
Shareholder servicing payable	70	68	3		363	145	5		43		17
Investment management fee payable	7	8	1		14	10	1		5		4
Accounting services fee payable	10	11	2		21	18	2		9		6
Unrealized depreciation on forward foreign currency contracts	14	14	—		—	—	—		—		—
Other liabilities	38	63	6		38	35	8		19		17
Total Liabilities	12,716	16,795	25		12,650	14,561	1,827		456		5,706
Commitments and Contingencies (See Note 2 and Note 11)
Total Net Assets	$330,585	$404,384	$33,960		$1,605,848	$788,294	$43,334		$370,823		$143,005

NET ASSETS
Capital paid in (shares authorized – unlimited)	$391,936	$456,328	$33,798		$1,605,848	$770,875	$45,370		$356,356		$182,845
Accumulated earnings gain (loss)	(61,351)	(51,944)	162		—	17,419	(2,036)		14,467		(39,840)
Total Net Assets	$330,585	$404,384	$33,960		$1,605,848	$788,294	$43,334		$370,823		$143,005

CAPITAL SHARES OUTSTANDING:
Class A	10,448	11,495	1,733		1,602,811	51,100	1,288		14,261		1,346
Class B	N/A	N/A	N/A		466	53	N/A		28		N/A
Class C	1,301	578	190		2,570	568	N/A		230		136
Class E	N/A	N/A	N/A		N/A	40	50		46		N/A
Class I	26,420	29,886	1,303		N/A	68,281	2,928		24,472		6,975
Class N	363	2,563	N/A		N/A	5,232	50		24,804		7,105
Class R	N/A	N/A	N/A		N/A	40	50		46		N/A
Class Y	359	677	126		N/A	41	100		46		55

NET ASSET VALUE PER SHARE:
Class A	$8.50	$8.95	$10.13		$1.00	$6.29	$9.70		$5.80		$9.14
Class B	N/A	N/A	N/A		$1.00	$6.28	N/A		$5.80		N/A
Class C	$8.50	$8.94	$10.13		$1.00	$6.28	N/A		$5.80		$9.08
Class E	N/A	N/A	N/A		N/A	$6.29	$9.70		$5.80		N/A
Class I	$8.50	$8.95	$10.13		N/A	$6.29	$9.70		$5.80		$9.16
Class N	$8.50	$8.95	N/A		N/A	$6.29	$9.70		$5.80		$9.16
Class R	N/A	N/A	N/A		N/A	$6.28	$9.70		$5.80		N/A
Class Y	$8.51	$8.94	$10.13		N/A	$6.29	$9.70		$5.80		$9.14

+COST
Investments in unaffiliated securities at cost	$385,568	$460,459	$33,247		$1,608,392	$768,210	$46,796		$348,162		$165,904
Cash denominated in foreign currencies at cost	135	52	—		—	—	—		—		2,675
^Securities loaned at value	6,880	7,866	—		—	6,693	1,721		11,288		2,611

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	93

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF MARCH 31, 2020 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Pictet Emerging Markets Local Currency Debt Fund		Ivy Pictet Targeted Return Bond Fund		Ivy PineBridge High Yield Fund
ASSETS
Investments in unaffiliated securities at value+^	$99,367		$166,377		$85,481
Investments at Value	99,367		166,377		85,481
Cash	70		107		—
Cash denominated in foreign currencies at value+	794		11,633		—
Restricted cash	3,085		3,120		—
Investment securities sold receivable	1,272		21,818		179
Dividends and interest receivable	1,509		1,161		1,412
Capital shares sold receivable	20		79		63
Receivable from affiliates	252		251		127
Unrealized appreciation on forward foreign currency contracts	5,456		3,460		—
Swap agreements, at value	248		—		—
Receivable from securities lending income – net	—	*	—	*	2
Variation margin receivable	362		544		—
Prepaid and other assets	65		53		49
Total Assets	112,500		208,603		87,313

LIABILITIES
Cash collateral on securities loaned at value	144		1,292		2,395
Investment securities purchased payable	1,695		20,722		223
Capital shares redeemed payable	135		309		46
Independent Trustees and Chief Compliance Officer fees payable	4		7		2
Distribution and service fees payable	—	*	—	*	—	*
Shareholder servicing payable	17		26		13
Investment management fee payable	2		5		1
Accounting services fee payable	5		7		5
Unrealized depreciation on forward foreign currency contracts	6,673		2,191		—
Swap agreements, at value	452		354		—
Variation margin payable	121		13		—
Written options at value+	—		793		—
Other liabilities	89		28		11
Total Liabilities	9,337		25,747		2,696
Commitments and Contingencies (See Note 2 and Note 11)
Total Net Assets	$103,163		$182,856		$84,617

NET ASSETS
Capital paid in (shares authorized – unlimited)	$125,159		$186,479		$97,025
Accumulated earnings loss	(21,996)		(3,623)		(12,408)
Total Net Assets	$103,163		$182,856		$84,617

CAPITAL SHARES OUTSTANDING:
Class A	977		2,231		1,318
Class C	217		406		N/A
Class E	200		N/A		N/A
Class I	8,228		10,677		6,048
Class N	3,452		4,990		2,299
Class R	200		N/A		50
Class Y	301		351		N/A

NET ASSET VALUE PER SHARE:
Class A	$7.53		$9.78		$8.71
Class C	$7.33		$9.69		N/A
Class E	$7.56		N/A		N/A
Class I	$7.62		$9.80		$8.71
Class N	$7.62		$9.82		$8.70
Class R	$7.45		N/A		$8.71
Class Y	$7.54		$9.78		N/A

+COST
Investments in unaffiliated securities at cost	$110,972		$169,113		$95,117
Cash denominated in foreign currencies at cost	825		11,031		—
Written options premiums received at cost	—		518		—
^Securities loaned at value	134		1,225		4,241

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

94	SEMIANNUAL REPORT	2020

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED MARCH 31, 2020 (UNAUDITED)

(In thousands)	Ivy Apollo Multi- Asset Income Fund	Ivy Apollo Strategic Income Fund	Ivy California Municipal High Income Fund	Ivy Cash Management Fund	Ivy Corporate Bond Fund		Ivy Crossover Credit Fund	Ivy Government Securities Fund		Ivy International Small Cap Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$3,470	$150	$—	$—	$—		$—	$—		$1,321
Foreign dividend withholding tax	(231)	—	—	—	—		—	—		(108)
Interest and amortization from unaffiliated securities	7,731	12,686	489	12,253	14,757		778	3,440		11
Foreign interest withholding tax	— *	—	—	—	—		—	—		—
Securities lending income – net	— *	27	—	—	7		1	4		58
Total Investment Income	10,970	12,863	489	12,253	14,764		779	3,444		1,282

EXPENSES
Investment management fee	1,544	1,631	88	2,198	2,125		113	757		835
Distribution and service fees:
Class A	144	146	21	—	427		17	86		20
Class B	N/A	N/A	N/A	—	2		N/A	1		N/A
Class C	70	29	10	—	19		N/A	6		9
Class E	N/A	N/A	N/A	N/A	—	*	1	—	*	N/A
Class R	N/A	N/A	N/A	N/A	1		1	1		N/A
Class Y	5	8	2	N/A	—	*	1	—	*	1
Shareholder servicing:
Class A	112	81	3	1,794	360		3	79		11
Class B	N/A	N/A	N/A	1	2		N/A	1		N/A
Class C	14	8	— *	1	7		N/A	2		1
Class E	N/A	N/A	N/A	N/A	—	*	— *	—	*	N/A
Class I	255	250	11	N/A	411		24	85		70
Class N	— *	2	N/A	N/A	2		— *	7		4
Class R	N/A	N/A	N/A	N/A	—	*	1	—	*	N/A
Class Y	3	5	1	N/A	—	*	1	—	*	1
Registration fees	80	47	28	81	61		36	54		34
Custodian fees	18	16	1	6	8		2	5		26
Independent Trustees and Chief Compliance Officer fees	19	20	2	65	62		2	20		5
Accounting services fee	67	69	14	128	116		15	52		35
Professional fees	63	64	31	35	46		38	27		37
Third-party valuation service fees	11	6	—	—	—		—	—		6
Commitment and interest expense for borrowing	—	8	1	—	—		—	—		—
Other	33	27	6	88	46		9	17		14
Total Expenses	2,438	2,417	219	4,397	3,695		264	1,200		1,109
Less:
Expenses in excess of limit	(434)	(534)	(89)	—	—		(96)	(69)		(239)
Total Net Expenses	2,004	1,883	130	4,397	3,695		168	1,131		870
Net Investment Income	8,966	10,980	359	7,856	11,069		611	2,313		412

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(5,261)	1,044	27	—	15,811		1,190	2,493		(2,676)
Futures contracts	—	—	—	—	(32)		(5)	—		—
Swap agreements	(27)	(28)	—	—	—		—	—		—
Forward foreign currency contracts	56	66	—	—	—		—	—		—
Foreign currency exchange transactions	(38)	(1)	—	—	—		—	—		22
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(69,552)	(47,787)	(1,385)	—	(43,775)		(4,537)	11,510		(27,141)
Futures contracts	—	—	—	—	(557)		(147)	—		—
Swap agreements	10	11	—	—	—		—	—		—
Forward foreign currency contracts	10	8	—	—	—		—	—		—
Foreign currency exchange transactions	(23)	(31)	—	—	—		—	—		96
Net Realized and Unrealized Gain (Loss)	(74,825)	(46,718)	(1,358)	—	(28,553)		(3,499)	14,003		(29,699)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(65,859)	$(35,738)	$(999)	$7,856	$(17,484)		$(2,888)	$16,316		$(29,287)

*Not	shown due to rounding.

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	95

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED MARCH 31, 2020 (UNAUDITED)

(In thousands)	Ivy Pictet Emerging Markets Local Currency Debt Fund	Ivy Pictet Targeted Return Bond Fund	Ivy PineBridge High Yield Fund
INVESTMENT INCOME
Interest and amortization from unaffiliated securities	$3,393	$2,320	$2,975
Foreign interest withholding tax	(39)	(2)	—
Securities lending income – net	— *	1	10
Total Investment Income	3,354	2,319	2,985

EXPENSES
Investment management fee	481	975	325
Distribution and service fees:
Class A	11	29	15
Class C	10	21	N/A
Class E	2	N/A	N/A
Class R	4	N/A	1
Class Y	3	5	N/A
Shareholder servicing:
Class A	6	13	5
Class C	1	1	N/A
Class E	— *	N/A	N/A
Class I	68	104	51
Class N	2	3	2
Class R	2	N/A	— *
Class Y	2	3	N/A
Registration fees	35	42	30
Custodian fees	65	26	4
Independent Trustees and Chief Compliance Officer fees	9	9	5
Accounting services fee	34	45	31
Professional fees	56	48	39
Commitment and interest expense for borrowing	—	—	2
Other	16	17	9
Total Expenses	807	1,341	519
Less:
Expenses in excess of limit	(252)	(251)	(127)
Total Net Expenses	555	1,090	392
Net Investment Income	2,799	1,229	2,593

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(883)	(10,457)	(1,506)
Futures contracts	(137)	491	—
Written options	—	870	—
Swap agreements	(461)	(1,155)	—
Forward foreign currency contracts	(1,513)	7,707	—
Foreign currency exchange transactions	(1,939)	4,156	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(11,859)	(6,834)	(9,897)
Futures contracts	(32)	(1,514)	—
Written options	—	(249)	—
Swap agreements	320	418	—
Forward foreign currency contracts	(596)	494	—
Foreign currency exchange transactions	(197)	107	—
Net Realized and Unrealized Loss	(17,297)	(5,966)	(11,403)
Net Decrease in Net Assets Resulting from Operations	$(14,498)	$(4,737)	$(8,810)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

96	SEMIANNUAL REPORT	2020

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Apollo Multi-Asset Income Fund		Ivy Apollo Strategic Income Fund		Ivy California Municipal High Income Fund
(In thousands)	Six months ended 3-31-20 (Unaudited)	Year ended 9-30-19	Six months ended 3-31-20 (Unaudited)	Year ended 9-30-19	Six months ended 3-31-20 (Unaudited)	Year ended 9-30-19
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,966	$20,293	$10,980	$23,292	$359	$741
Net realized gain (loss) on investments	(5,270)	5,929	1,081	(725)	27	40
Net change in unrealized appreciation (depreciation)	(69,555)	(11,470)	(47,799)	2,943	(1,385)	1,635
Net Increase (Decrease) in Net Assets Resulting from Operations	(65,859)	14,752	(35,738)	25,510	(999)	2,416

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(4,549)	(9,075)	(2,893)	(5,616)	(172)	(340)
Class C	(498)	(998)	(118)	(233)	(11)	(30)
Class I	(12,628)	(25,556)	(8,175)	(16,194)	(151)	(334)
Class N	(161)	(294)	(1,149)	(2,533)	N/A	N/A
Class Y	(156)	(410)	(168)	(342)	(14)	(33)
Total Distributions to Shareholders	(17,992)	(36,333)	(12,503)	(24,918)	(348)	(737)
Capital Share Transactions	(46,654)	(28,653)	(42,370)	(4,654)	2,577	3,010
Net Increase (Decrease) in Net Assets	(130,505)	(50,234)	(90,611)	(4,062)	1,230	4,689
Net Assets, Beginning of Period	461,090	511,324	494,995	499,057	32,730	28,041
Net Assets, End of Period	$330,585	$461,090	$404,384	$494,995	$33,960	$32,730

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	97

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Cash Management Fund		Ivy Corporate Bond Fund		Ivy Crossover Credit Fund
(In thousands)	Six months ended 3-31-20 (Unaudited)	Year ended 9-30-19	Six months ended 3-31-20 (Unaudited)	Year ended 9-30-19	Six months ended 3-31-20 (Unaudited)	Year ended 9-30-19
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7,856	$23,976	$11,069	$24,991	$611	$1,258
Net realized gain on investments	—	10	15,779	1,533	1,185	272
Net change in unrealized appreciation (depreciation)	—	—	(44,332)	73,955	(4,684)	3,067
Net Increase (Decrease) in Net Assets Resulting from Operations	7,856	23,986	(17,484)	100,479	(2,888)	4,597

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(7,864)	(23,958)	(4,870)	(8,915)	(185)	(412)
Class B	(1)	(6)	(3)	(6)	N/A	N/A
Class C	(2)	(12)	(38)	(65)	N/A	N/A
Class E	N/A	N/A	(4)	(7)	(8)	(17)
Class I	N/A	N/A	(8,021)	(15,141)	(453)	(866)
Class N	N/A	N/A	(710)	(1,176)	(8)	(19)
Class R	N/A	N/A	(3)	(6)	(6)	(15)
Class Y	N/A	N/A	(4)	(7)	(15)	(35)
Total Distributions to Shareholders	(7,867)	(23,976)	(13,653)	(25,323)	(675)	(1,364)
Capital Share Transactions	346,696	(23,815)	(99,401)	(114,020)	3,827	2,906
Net Increase (Decrease) in Net Assets	346,685	(23,805)	(130,538)	(38,864)	264	6,139
Net Assets, Beginning of Period	1,259,163	1,282,968	918,832	957,696	43,070	36,931
Net Assets, End of Period	$1,605,848	$1,259,163	$788,294	$918,832	$43,334	$43,070

See Accompanying Notes to Financial Statements.

98	SEMIANNUAL REPORT	2020

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Government Securities Fund		Ivy International Small Cap Fund		Ivy Pictet Emerging Markets Local Currency Debt Fund
(In thousands)	Six months ended 3-31-20 (Unaudited)	Year ended 9-30-19	Six months ended 3-31-20 (Unaudited)	Year ended 9-30-19	Six months ended 3-31-20 (Unaudited)	Year ended 9-30-19
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,313	$5,641	$412	$2,225	$2,799	$7,346
Net realized gain (loss) on investments	2,493	(1,046)	(2,654)	(12,771)	(4,933)	(9,671)
Net change in unrealized appreciation (depreciation)	11,510	22,615	(27,045)	37	(12,364)	10,733
Net Increase (Decrease) in Net Assets Resulting from Operations	16,316	27,210	(29,287)	(10,509)	(14,498)	8,408

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(474)	(1,084)	(289)	(224)	(104)	—
Class B	— *	(1)	N/A	N/A	N/A	N/A
Class C	(3)	(8)	(19)	(10)	(21)	—
Class E	(2)	(4)	N/A	N/A	(21)	— *
Class I	(838)	(1,917)	(1,651)	(1,137)	(972)	(187)
Class N	(1,126)	(3,023)	(1,558)	(1,365)	(429)	(97)
Class R	(2)	(3)	N/A	N/A	(20)	—
Class Y	(2)	(4)	(24)	(40)	(31)	—
Total Distributions to Shareholders	(2,447)	(6,044)	(3,541)	(2,776)	(1,598)	(284)
Capital Share Transactions	74,646	(114,107)	11,887	4,295	(10,009)	(20,756)
Net Increase (Decrease) in Net Assets	88,515	(92,941)	(20,941)	(8,990)	(26,105)	(12,632)
Net Assets, Beginning of Period	282,308	375,249	163,946	172,936	129,268	141,900
Net Assets, End of Period	$370,823	$282,308	$143,005	$163,946	$103,163	$129,268

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	99

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Pictet Targeted Return Bond Fund		Ivy PineBridge High Yield Fund
(In thousands)	Six months ended 3-31-20 (Unaudited)	Year ended 9-30-19	Six months ended 3-31-20 (Unaudited)	Year ended 9-30-19
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,229	$4,556	$2,593	$5,022
Net realized gain (loss) on investments	1,612	4,135	(1,506)	(1,054)
Net change in unrealized appreciation (depreciation)	(7,578)	7,804	(9,897)	1,621
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,737)	16,495	(8,810)	5,589

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(429)	(1,003)	(308)	(439)
Class C	(51)	(169)	N/A	N/A
Class I	(2,445)	(6,359)	(1,546)	(2,640)
Class N	(1,535)	(4,192)	(916)	(1,834)
Class R	N/A	N/A	(11)	(24)
Class Y	(66)	(171)	N/A	N/A
Total Distributions to Shareholders	(4,526)	(11,894)	(2,781)	(4,937)
Capital Share Transactions	(28,580)	(24,430)	(6,135)	14,710
Net Increase (Decrease) in Net Assets	(37,843)	(19,829)	(17,726)	15,362
Net Assets, Beginning of Period	220,699	240,528	102,343	86,981
Net Assets, End of Period	$182,856	$220,699	$84,617	$102,343

See Accompanying Notes to Financial Statements.

100	SEMIANNUAL REPORT	2020

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2020	SEMIANNUAL REPORT	101

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY APOLLO MULTI-ASSET INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$10.58	$0.20	$(1.87)	$(1.67)	$(0.28)	$(0.13)	$(0.41)
Year ended 9-30-2019	11.07	0.43	(0.13)	0.30	(0.45)	(0.34)	(0.79)
Year ended 9-30-2018	11.02	0.42	0.05	0.47	(0.41)	(0.01)	(0.42)
Year ended 9-30-2017	10.45	0.39	0.50	0.89	(0.30)	(0.02)	(0.32)
Year ended 9-30-2016(5)	10.00	0.37	0.31	0.68	(0.23)	— *	(0.23)
Class C Shares
Six-month period ended 3-31-2020 (unaudited)	10.58	0.16	(1.87)	(1.71)	(0.24)	(0.13)	(0.37)
Year ended 9-30-2019	11.07	0.35	(0.12)	0.23	(0.38)	(0.34)	(0.72)
Year ended 9-30-2018	11.02	0.33	0.06	0.39	(0.33)	(0.01)	(0.34)
Year ended 9-30-2017	10.46	0.31	0.50	0.81	(0.23)	(0.02)	(0.25)
Year ended 9-30-2016(5)	10.00	0.28	0.33	0.61	(0.15)	— *	(0.15)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	10.59	0.22	(1.87)	(1.65)	(0.31)	(0.13)	(0.44)
Year ended 9-30-2019	11.07	0.47	(0.11)	0.36	(0.50)	(0.34)	(0.84)
Year ended 9-30-2018	11.02	0.45	0.06	0.51	(0.45)	(0.01)	(0.46)
Year ended 9-30-2017	10.46	0.41	0.51	0.92	(0.34)	(0.02)	(0.36)
Year ended 9-30-2016(5)	10.00	0.39	0.32	0.71	(0.25)	— *	(0.25)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	10.59	0.22	(1.87)	(1.65)	(0.31)	(0.13)	(0.44)
Year ended 9-30-2019	11.08	0.47	(0.12)	0.35	(0.50)	(0.34)	(0.84)
Year ended 9-30-2018	11.03	0.47	0.05	0.52	(0.46)	(0.01)	(0.47)
Year ended 9-30-2017	10.46	0.43	0.52	0.95	(0.36)	(0.02)	(0.38)
Year ended 9-30-2016(5)	10.00	0.38	0.33	0.71	(0.25)	— *	(0.25)
Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	10.59	0.20	(1.87)	(1.67)	(0.28)	(0.13)	(0.41)
Year ended 9-30-2019	11.07	0.42	(0.10)	0.32	(0.46)	(0.34)	(0.80)
Year ended 9-30-2018	11.02	0.42	0.06	0.48	(0.42)	(0.01)	(0.43)
Year ended 9-30-2017	10.45	0.39	0.51	0.90	(0.31)	(0.02)	(0.33)
Year ended 9-30-2016(5)	10.00	0.34	0.34	0.68	(0.23)	— *	(0.23)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from October 1, 2015 (commencement of operations of the class) through September 30, 2016.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2016.

(7)	Ratio of expenses to average net assets excluding offering costs was 1.25%.

(8)	Ratio of expenses to average net assets excluding offering costs was 2.01%.

(9)	Ratio of expenses to average net assets excluding offering costs was 0.93%.

(10)	Ratio of expenses to average net assets excluding offering costs was 0.89%.

(11)	Ratio of expenses to average net assets excluding offering costs was 1.20%.

102	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$8.50	-16.39%	$89	1.20	%(4)	3.79	%(4)	1.28	%(4)	3.71	%(4)	43%
Year ended 9-30-2019	10.58	3.22	119	1.20		4.06		1.24		4.02		54
Year ended 9-30-2018	11.07	4.41	131	1.24		3.77		1.24		3.77		59
Year ended 9-30-2017	11.02	8.67	143	1.24		3.64		—		—		84
Year ended 9-30-2016(5)	10.45	6.85	95	1.30	(4)(7)	3.69	(4)	1.41	(4)	3.58	(4)	63	(6)
Class C Shares
Six-month period ended 3-31-2020 (unaudited)	8.50	-16.72	11	1.95	(4)	3.04	(4)	2.03	(4)	2.96	(4)	43
Year ended 9-30-2019	10.58	2.46	14	1.94		3.31		1.98		3.27		54
Year ended 9-30-2018	11.07	3.64	16	1.98		3.01		1.98		3.01		59
Year ended 9-30-2017	11.02	7.86	20	1.97		2.87		—		—		84
Year ended 9-30-2016(5)	10.46	6.14	14	2.06	(4)(8)	2.78	(4)	—		—		63	(6)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	8.50	-16.26	225	0.75	(4)	4.23	(4)	1.00	(4)	3.98	(4)	43
Year ended 9-30-2019	10.59	3.77	320	0.75		4.51		0.97		4.29		54
Year ended 9-30-2018	11.07	4.71	354	0.93		4.07		0.96		4.04		59
Year ended 9-30-2017	11.02	8.92	401	0.95		3.88		—		—		84
Year ended 9-30-2016(5)	10.46	7.25	255	0.98	(4)(9)	3.80	(4)	—		—		63	(6)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	8.50	-16.26	3	0.75	(4)	4.24	(4)	0.85	(4)	4.14	(4)	43
Year ended 9-30-2019	10.59	3.69	4	0.75		4.50		0.92		4.33		54
Year ended 9-30-2018	11.08	4.96	4	0.79		4.23		0.80		4.22		59
Year ended 9-30-2017	11.03	9.12	4	0.78		4.09		—		—		84
Year ended 9-30-2016(5)	10.46	7.26	3	0.94	(4)(10)	3.73	(4)	—		—		63	(6)
Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	8.51	-16.37	3	1.16	(4)	3.85	(4)	1.24	(4)	3.77	(4)	43
Year ended 9-30-2019	10.59	3.33	4	1.17		4.06		1.21		4.02		54
Year ended 9-30-2018	11.07	4.45	6	1.19		3.82		1.19		3.82		59
Year ended 9-30-2017	11.02	8.75	5	1.17		3.69		—		—		84
Year ended 9-30-2016(5)	10.45	6.90	4	1.25	(4)(11)	3.31	(4)	1.33	(4)	3.23	(4)	63	(6)

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	103

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY APOLLO STRATEGIC INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$9.99	$0.21	$(1.01)	$(0.80)	$(0.24)	$—	$(0.24)
Year ended 9-30-2019	9.97	0.44	0.06	0.50	(0.45)	(0.03)	(0.48)
Year ended 9-30-2018	10.27	0.42	(0.27)	0.15	(0.40)	(0.05)	(0.45)
Year ended 9-30-2017	10.26	0.39	0.04	0.43	(0.38)	(0.04)	(0.42)
Year ended 9-30-2016(5)	10.00	0.34	0.18	0.52	(0.26)	—	(0.26)
Class C Shares
Six-month period ended 3-31-2020 (unaudited)	9.98	0.18	(1.01)	(0.83)	(0.21)	—	(0.21)
Year ended 9-30-2019	9.97	0.36	0.05	0.41	(0.37)	(0.03)	(0.40)
Year ended 9-30-2018	10.27	0.35	(0.27)	0.08	(0.33)	(0.05)	(0.38)
Year ended 9-30-2017	10.26	0.32	0.04	0.36	(0.31)	(0.04)	(0.35)
Year ended 9-30-2016(5)	10.00	0.27	0.19	0.46	(0.20)	—	(0.20)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	9.99	0.23	(1.01)	(0.78)	(0.26)	—	(0.26)
Year ended 9-30-2019	9.98	0.48	0.05	0.53	(0.49)	(0.03)	(0.52)
Year ended 9-30-2018	10.28	0.45	(0.27)	0.18	(0.43)	(0.05)	(0.48)
Year ended 9-30-2017	10.27	0.42	0.05	0.47	(0.42)	(0.04)	(0.46)
Year ended 9-30-2016(5)	10.00	0.39	0.17	0.56	(0.29)	—	(0.29)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	9.99	0.23	(1.01)	(0.78)	(0.26)	—	(0.26)
Year ended 9-30-2019	9.98	0.48	0.05	0.53	(0.49)	(0.03)	(0.52)
Year ended 9-30-2018	10.28	0.46	(0.27)	0.19	(0.44)	(0.05)	(0.49)
Year ended 9-30-2017	10.27	0.43	0.04	0.47	(0.42)	(0.04)	(0.46)
Year ended 9-30-2016(5)	10.00	0.34	0.22	0.56	(0.29)	—	(0.29)
Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	9.99	0.21	(1.01)	(0.80)	(0.25)	—	(0.25)
Year ended 9-30-2019	9.97	0.44	0.06	0.50	(0.45)	(0.03)	(0.48)
Year ended 9-30-2018	10.27	0.42	(0.27)	0.15	(0.40)	(0.05)	(0.45)
Year ended 9-30-2017	10.26	0.40	0.04	0.44	(0.39)	(0.04)	(0.43)
Year ended 9-30-2016(5)	10.00	0.33	0.20	0.53	(0.27)	—	(0.27)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from October 1, 2015 (commencement of operations of the class) through September 30, 2016.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2016.

(7)	Ratio of expenses to average net assets excluding offering costs was 1.10%.

(8)	Ratio of expenses to average net assets excluding offering costs was 1.79%.

(9)	Ratio of expenses to average net assets excluding offering costs was 0.80%.

(10)	Ratio of expenses to average net assets excluding offering costs was 0.79%.

(11)	Ratio of expenses to average net assets excluding offering costs was 1.05%.

104	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$8.95	-8.17%	$103	1.06	%(4)	4.31	%(4)	1.17	%(4)	4.20	%(4)	28%
Year ended 9-30-2019	9.99	5.13	120	1.05		4.45		1.15		4.35		45
Year ended 9-30-2018	9.97	1.53	117	1.15		4.14		1.16		4.13		48
Year ended 9-30-2017	10.27	4.38	123	1.15		3.83		1.17		3.81		48
Year ended 9-30-2016(5)	10.26	5.35	95	1.15	(4)(7)	3.36	(4)	1.26	(4)	3.25	(4)	42	(6)
Class C Shares
Six-month period ended 3-31-2020 (unaudited)	8.94	-8.55	5	1.84	(4)	3.53	(4)	2.08	(4)	3.29	(4)	28
Year ended 9-30-2019	9.98	4.21	5	1.85		3.65		2.04		3.46		45
Year ended 9-30-2018	9.97	0.82	6	1.85		3.43		2.02		3.26		48
Year ended 9-30-2017	10.27	3.66	8	1.85		3.13		1.98		3.00		48
Year ended 9-30-2016(5)	10.26	4.66	8	1.84	(4)(8)	2.71	(4)	1.96	(4)	2.59	(4)	42	(6)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	8.95	-7.99	267	0.67	(4)	4.70	(4)	0.95	(4)	4.42	(4)	28
Year ended 9-30-2019	9.99	5.43	315	0.67		4.83		0.93		4.57		45
Year ended 9-30-2018	9.98	1.95	315	0.82		4.46		0.93		4.35		48
Year ended 9-30-2017	10.28	4.59	320	0.85		4.13		0.94		4.04		48
Year ended 9-30-2016(5)	10.27	5.75	184	0.85	(4)(9)	3.91	(4)	0.98	(4)	3.78	(4)	42	(6)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	8.95	-7.99	23	0.67	(4)	4.69	(4)	0.80	(4)	4.56	(4)	28
Year ended 9-30-2019	9.99	5.43	48	0.67		4.83		0.78		4.72		45
Year ended 9-30-2018	9.98	1.92	53	0.77		4.52		0.78		4.51		48
Year ended 9-30-2017	10.28	4.75	61	0.77		4.24		—		—		48
Year ended 9-30-2016(5)	10.27	5.75	6	0.84	(4)(10)	3.44	(4)	—		—		42	(6)
Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	8.94	-8.26	6	1.06	(4)	4.31	(4)	1.19	(4)	4.18	(4)	28
Year ended 9-30-2019	9.99	5.13	7	1.05		4.46		1.18		4.33		45
Year ended 9-30-2018	9.97	1.58	8	1.10		4.18		1.17		4.11		48
Year ended 9-30-2017	10.27	4.44	9	1.10		3.89		1.19		3.80		48
Year ended 9-30-2016(5)	10.26	5.39	6	1.10	(4)(11)	3.31	(4)	1.23	(4)	3.18	(4)	42	(6)

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	105

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$10.58	$0.11	$(0.45)	$(0.34)	$(0.11)	$—	$(0.11)
Year ended 9-30-2019	9.98	0.26	0.60	0.86	(0.26)	—	(0.26)
Year ended 9-30-2018	10.16	0.26	(0.16)	0.10	(0.26)	(0.02)	(0.28)
Year ended 9-30-2017(5)	10.00	0.26	0.14	0.40	(0.24)	—	(0.24)
Class C Shares
Six-month period ended 3-31-2020 (unaudited)	10.58	0.06	(0.45)	(0.39)	(0.06)	—	(0.06)
Year ended 9-30-2019	9.98	0.17	0.60	0.77	(0.17)	—	(0.17)
Year ended 9-30-2018	10.16	0.17	(0.17)	0.00 *	(0.16)	(0.02)	(0.18)
Year ended 9-30-2017(5)	10.00	0.19	0.16	0.35	(0.19)	—	(0.19)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	10.58	0.12	(0.45)	(0.33)	(0.12)	—	(0.12)
Year ended 9-30-2019	9.98	0.28	0.60	0.88	(0.28)	—	(0.28)
Year ended 9-30-2018	10.16	0.28	(0.16)	0.12	(0.28)	(0.02)	(0.30)
Year ended 9-30-2017(5)	10.00	0.28	0.13	0.41	(0.25)	—	(0.25)
Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	10.58	0.11	(0.45)	(0.34)	(0.11)	—	(0.11)
Year ended 9-30-2019	9.98	0.26	0.60	0.86	(0.26)	—	(0.26)
Year ended 9-30-2018	10.16	0.25	(0.15)	0.10	(0.26)	(0.02)	(0.28)
Year ended 9-30-2017(5)	10.00	0.25	0.15	0.40	(0.24)	—	(0.24)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from October 3, 2016 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

106	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$10.13	-3.27%	$18	0.80	%(4)	2.11	%(4)	1.30	%(4)	1.61	%(4)	4%
Year ended 9-30-2019	10.58	8.73	17	0.80		2.54		1.29		2.05		10
Year ended 9-30-2018	9.98	0.89	14	0.78		2.56		1.32		2.02		10
Year ended 9-30-2017(5)	10.16	4.17	8	0.60	(4)	2.62	(4)	1.12	(4)	2.10	(4)	7	(6)
Class C Shares
Six-month period ended 3-31-2020 (unaudited)	10.13	-3.70	2	1.68	(4)	1.23	(4)	2.10	(4)	0.81	(4)	4
Year ended 9-30-2019	10.58	7.81	2	1.66		1.69		2.06		1.29		10
Year ended 9-30-2018	9.98	-0.07	2	1.63		1.70		2.08		1.25		10
Year ended 9-30-2017(5)	10.16	3.53	2	1.33	(4)	1.88	(4)	1.85	(4)	1.36	(4)	7	(6)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	10.13	-3.17	13	0.60	(4)	2.31	(4)	1.19	(4)	1.72	(4)	4
Year ended 9-30-2019	10.58	8.95	13	0.60		2.75		1.16		2.19		10
Year ended 9-30-2018	9.98	1.10	11	0.58		2.74		1.20		2.12		10
Year ended 9-30-2017(5)	10.16	4.31	7	0.43	(4)	2.87	(4)	0.95	(4)	2.35	(4)	7	(6)
Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	10.13	-3.27	1	0.80	(4)	2.11	(4)	1.42	(4)	1.49	(4)	4
Year ended 9-30-2019	10.58	8.73	1	0.80		2.55		1.40		1.95		10
Year ended 9-30-2018	9.98	0.93	1	0.78		2.56		1.44		1.90		10
Year ended 9-30-2017(5)	10.16	4.09	1	0.60	(4)	2.54	(4)	1.23	(4)	1.91	(4)	7	(6)

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	107

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CASH MANAGEMENT FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain on Investments		Total from Investment Operations		Distributions From Net Investment Income		Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$1.00	$0.01		$0.00		$0.01		$(0.01)		$—	$(0.01)
Year ended 9-30-2019	1.00	0.02		0.00	*	0.02		(0.02)		—	(0.02)
Year ended 9-30-2018	1.00	0.01		0.00	*	0.01		(0.01)		—	(0.01)
Year ended 9-30-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2015	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Class B Shares(5)
Six-month period ended 3-31-2020 (unaudited)	1.00	0.00	*	0.00		0.00	*	—	*	—	—	*
Year ended 9-30-2019	1.00	0.01		0.00	*	0.01		(0.01)		—	(0.01)
Year ended 9-30-2018	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2015	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Class C Shares
Six-month period ended 3-31-2020 (unaudited)	1.00	0.00	*	0.00		0.00	*	—	*	—	—	*
Year ended 9-30-2019	1.00	0.01		0.00	*	0.01		(0.01)		—	(0.01)
Year ended 9-30-2018	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2015	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

108	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$1.00	0.61%	$1,603		0.68	%(4)	1.21	%(4)	—%	—%
Year ended 9-30-2019	1.00	1.87	1,257		0.71		1.86		—	—
Year ended 9-30-2018	1.00	1.11	1,281		0.75		1.03		—	—
Year ended 9-30-2017	1.00	0.27	1,378		0.74		0.27		0.75	0.26
Year ended 9-30-2016	1.00	0.02	1,401		0.49		0.02		0.79	-0.28
Year ended 9-30-2015	1.00	0.02	1,350		0.19		0.02		0.80	-0.59
Class B Shares(5)
Six-month period ended 3-31-2020 (unaudited)	1.00	0.23	—	*	1.45	(4)	0.46	(4)	—	—
Year ended 9-30-2019	1.00	1.05	1		1.51		1.06		—	—
Year ended 9-30-2018	1.00	0.27	1		1.60		0.21		1.65	0.16
Year ended 9-30-2017	1.00	0.02	1		0.96		0.02		1.61	-0.63
Year ended 9-30-2016	1.00	0.02	1		0.49		0.02		1.73	-1.22
Year ended 9-30-2015	1.00	0.02	1		0.19		0.02		1.79	-1.58
Class C Shares
Six-month period ended 3-31-2020 (unaudited)	1.00	0.16	3		1.58	(4)	0.29	(4)	—	—
Year ended 9-30-2019	1.00	0.91	1		1.65		0.93		—	—
Year ended 9-30-2018	1.00	0.24	1		1.55		0.08		1.68	-0.05
Year ended 9-30-2017	1.00	0.02	2		0.98		0.02		1.61	-0.61
Year ended 9-30-2016	1.00	0.02	3		0.46		0.02		1.62	-1.14
Year ended 9-30-2015	1.00	0.02	5		0.18		0.02		1.59	-1.39

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	109

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CORPORATE BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$6.54	$0.07	$(0.23)	$(0.16)	$(0.09)	$—	$(0.09)
Year ended 9-30-2019	6.02	0.16	0.52	0.68	(0.16)	—	(0.16)
Year ended 9-30-2018	6.27	0.15	(0.26)	(0.11)	(0.14)	—	(0.14)
Year ended 9-30-2017	6.51	0.13	(0.12)	0.01	(0.14)	(0.11)	(0.25)
Year ended 9-30-2016	6.30	0.13	0.28	0.41	(0.13)	(0.07)	(0.20)
Year ended 9-30-2015	6.34	0.13	(0.03)	0.10	(0.14)	—	(0.14)
Class B Shares(5)
Six-month period ended 3-31-2020 (unaudited)	6.53	0.02	(0.23)	(0.21)	(0.04)	—	(0.04)
Year ended 9-30-2019	6.01	0.06	0.52	0.58	(0.06)	—	(0.06)
Year ended 9-30-2018	6.26	0.05	(0.25)	(0.20)	(0.05)	—	(0.05)
Year ended 9-30-2017	6.51	0.04	(0.12)	(0.08)	(0.06)	(0.11)	(0.17)
Year ended 9-30-2016	6.29	0.04	0.29	0.33	(0.04)	(0.07)	(0.11)
Year ended 9-30-2015	6.34	0.05	(0.04)	0.01	(0.06)	—	(0.06)
Class C Shares
Six-month period ended 3-31-2020 (unaudited)	6.53	0.05	(0.24)	(0.19)	(0.06)	—	(0.06)
Year ended 9-30-2019	6.01	0.10	0.52	0.62	(0.10)	—	(0.10)
Year ended 9-30-2018	6.26	0.09	(0.25)	(0.16)	(0.09)	—	(0.09)
Year ended 9-30-2017	6.50	0.08	(0.12)	(0.04)	(0.09)	(0.11)	(0.20)
Year ended 9-30-2016	6.29	0.07	0.28	0.35	(0.07)	(0.07)	(0.14)
Year ended 9-30-2015	6.34	0.07	(0.03)	0.04	(0.09)	—	(0.09)
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	6.53	0.08	(0.22)	(0.14)	(0.10)	—	(0.10)
Year ended 9-30-2019	6.01	0.17	0.52	0.69	(0.17)	—	(0.17)
Year ended 9-30-2018(6)	6.28	0.16	(0.29)	(0.13)	(0.14)	—	(0.14)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	6.54	0.08	(0.23)	(0.15)	(0.10)	—	(0.10)
Year ended 9-30-2019	6.02	0.18	0.52	0.70	(0.18)	—	(0.18)
Year ended 9-30-2018	6.27	0.17	(0.26)	(0.09)	(0.16)	—	(0.16)
Year ended 9-30-2017	6.51	0.15	(0.12)	0.03	(0.16)	(0.11)	(0.27)
Year ended 9-30-2016	6.30	0.15	0.28	0.43	(0.15)	(0.07)	(0.22)
Year ended 9-30-2015	6.35	0.15	(0.04)	0.11	(0.16)	—	(0.16)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	6.54	0.09	(0.23)	(0.14)	(0.11)	—	(0.11)
Year ended 9-30-2019	6.01	0.19	0.53	0.72	(0.19)	—	(0.19)
Year ended 9-30-2018(6)	6.28	0.17	(0.28)	(0.11)	(0.16)	—	(0.16)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	6.53	0.07	(0.24)	(0.17)	(0.08)	—	(0.08)
Year ended 9-30-2019	6.01	0.14	0.52	0.66	(0.14)	—	(0.14)
Year ended 9-30-2018(6)	6.28	0.13	(0.28)	(0.15)	(0.12)	—	(0.12)
Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	6.53	0.08	(0.23)	(0.15)	(0.09)	—	(0.09)
Year ended 9-30-2019	6.01	0.16	0.53	0.69	(0.17)	—	(0.17)
Year ended 9-30-2018(6)	6.28	0.15	(0.29)	(0.14)	(0.13)	—	(0.13)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from October 16, 2017 (commencement of operations of the class) through September 30, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage calculated was calculated for the period ended September 30, 2018.

110	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$6.29	-2.44%	$321		1.01	%(4)	2.30	%(4)	—%	—%	29%
Year ended 9-30-2019	6.54	11.48	348		1.02		2.54		—	—	63
Year ended 9-30-2018	6.02	-1.72	364		1.05		2.41		1.05	2.41	29
Year ended 9-30-2017	6.27	0.39	437		0.98		2.09		0.99	2.08	42
Year ended 9-30-2016	6.51	6.58	520		0.97		2.03		0.98	2.02	88
Year ended 9-30-2015	6.30	1.66	1,206		0.95		2.02		0.96	2.01	58
Class B Shares(5)
Six-month period ended 3-31-2020 (unaudited)	6.28	-3.22	—	*	2.65	(4)	0.66	(4)	—	—	29
Year ended 9-30-2019	6.53	9.66	1		2.61		0.96		—	—	63
Year ended 9-30-2018	6.01	-3.18	1		2.56		0.87		—	—	29
Year ended 9-30-2017	6.26	-1.50	1		2.39		0.68		—	—	42
Year ended 9-30-2016	6.51	5.31	2		2.31		0.68		—	—	88
Year ended 9-30-2015	6.29	0.21	3		2.26		0.73		—	—	58
Class C Shares
Six-month period ended 3-31-2020 (unaudited)	6.28	-2.88	4		1.89	(4)	1.42	(4)	—	—	29
Year ended 9-30-2019	6.53	10.52	4		1.92		1.64		—	—	63
Year ended 9-30-2018	6.01	-2.63	4		1.94		1.48		—	—	29
Year ended 9-30-2017	6.26	-0.46	8		1.85		1.22		—	—	42
Year ended 9-30-2016	6.50	5.65	10		1.85		1.14		—	—	88
Year ended 9-30-2015	6.29	0.56	10		1.87		1.11		—	—	58
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	6.29	-2.19	—	*	0.82	(4)	2.50	(4)	—	—	29
Year ended 9-30-2019	6.53	11.74	—	*	0.80		2.75		—	—	63
Year ended 9-30-2018(6)	6.01	-2.01	—	*	0.84	(4)	2.78	(4)	—	—	29	(7)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	6.29	-2.29	429		0.71	(4)	2.59	(4)	—	—	29
Year ended 9-30-2019	6.54	11.84	523		0.70		2.86		—	—	63
Year ended 9-30-2018	6.02	-1.41	545		0.72		2.74		—	—	29
Year ended 9-30-2017	6.27	0.68	672		0.69		2.39		—	—	42
Year ended 9-30-2016	6.51	6.88	752		0.67		2.28		—	—	88
Year ended 9-30-2015	6.30	1.80	2		0.67		2.41		—	—	58
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	6.29	-2.21	33		0.56	(4)	2.75	(4)	—	—	29
Year ended 9-30-2019	6.54	12.19	43		0.55		3.00		—	—	63
Year ended 9-30-2018(6)	6.01	-1.77	44		0.57	(4)	3.06	(4)	—	—	29	(7)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	6.28	-2.60	—	*	1.30	(4)	2.01	(4)	—	—	29
Year ended 9-30-2019	6.53	11.20	—	*	1.29		2.27		—	—	63
Year ended 9-30-2018(6)	6.01	-2.43	—	*	1.35	(4)	2.27	(4)	—	—	29	(7)
Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	6.29	-2.28	—	*	0.95	(4)	2.36	(4)	—	—	29
Year ended 9-30-2019	6.53	11.62	—	*	0.93		2.62		—	—	63
Year ended 9-30-2018(6)	6.01	-2.16	—	*	1.00	(4)	2.62	(4)	—	—	29	(7)

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	111

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CROSSOVER CREDIT FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$10.51	$0.13	$(0.79)	$(0.66)	$(0.15)	$—	$(0.15)
Year ended 9-30-2019	9.64	0.32	0.90	1.22	(0.35)	—	(0.35)
Year ended 9-30-2018	10.26	0.30	(0.56)	(0.26)	(0.27)	(0.09)	(0.36)
Year ended 9-30-2017(5)	10.00	0.13	0.23	0.36	(0.10)	—	(0.10)
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	10.51	0.13	(0.79)	(0.66)	(0.15)	—	(0.15)
Year ended 9-30-2019	9.64	0.32	0.90	1.22	(0.35)	—	(0.35)
Year ended 9-30-2018	10.26	0.31	(0.57)	(0.26)	(0.27)	(0.09)	(0.36)
Year ended 9-30-2017(5)	10.00	0.13	0.23	0.36	(0.10)	—	(0.10)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	10.51	0.15	(0.80)	(0.65)	(0.16)	—	(0.16)
Year ended 9-30-2019	9.64	0.34	0.90	1.24	(0.37)	—	(0.37)
Year ended 9-30-2018	10.26	0.33	(0.56)	(0.23)	(0.30)	(0.09)	(0.39)
Year ended 9-30-2017(5)	10.00	0.15	0.22	0.37	(0.11)	—	(0.11)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	10.51	0.15	(0.80)	(0.65)	(0.16)	—	(0.16)
Year ended 9-30-2019	9.64	0.34	0.90	1.24	(0.37)	—	(0.37)
Year ended 9-30-2018	10.26	0.33	(0.56)	(0.23)	(0.30)	(0.09)	(0.39)
Year ended 9-30-2017(5)	10.00	0.15	0.22	0.37	(0.11)	—	(0.11)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	10.50	0.11	(0.79)	(0.68)	(0.12)	—	(0.12)
Year ended 9-30-2019	9.63	0.27	0.90	1.17	(0.30)	—	(0.30)
Year ended 9-30-2018	10.25	0.25	(0.57)	(0.32)	(0.21)	(0.09)	(0.30)
Year ended 9-30-2017(5)	10.00	0.10	0.23	0.33	(0.08)	—	(0.08)
Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	10.51	0.13	(0.79)	(0.66)	(0.15)	—	(0.15)
Year ended 9-30-2019	9.64	0.32	0.90	1.22	(0.35)	—	(0.35)
Year ended 9-30-2018	10.26	0.30	(0.56)	(0.26)	(0.27)	(0.09)	(0.36)
Year ended 9-30-2017(5)	10.00	0.13	0.23	0.36	(0.10)	—	(0.10)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 3, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage calculated was calculated for the period ended September 30, 2017.

112	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$9.70	-6.39%	$12		0.90	%(4)	2.55	%(4)	1.25	%(4)	2.20	%(4)	73%
Year ended 9-30-2019	10.51	13.10	12		0.90		3.23		1.25		2.88		94
Year ended 9-30-2018	9.64	-2.56	12		0.90		3.07		1.19		2.78		85
Year ended 9-30-2017(5)	10.26	3.51	11		0.90	(4)	2.63	(4)	0.95	(4)	2.58	(4)	112	(6)
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	9.70	-6.39	—	*	0.90	(4)	2.55	(4)	1.20	(4)	2.25	(4)	73
Year ended 9-30-2019	10.51	13.10	1		0.90		3.23		1.22		2.91		94
Year ended 9-30-2018	9.64	-2.54	—	*	0.87		3.09		1.11		2.85		85
Year ended 9-30-2017(5)	10.26	3.48	1		0.96	(4)	2.56	(4)	1.00	(4)	2.52	(4)	112	(6)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	9.70	-6.27	28		0.65	(4)	2.80	(4)	1.11	(4)	2.34	(4)	73
Year ended 9-30-2019	10.51	13.39	27		0.65		3.47		1.13		2.99		94
Year ended 9-30-2018	9.64	-2.41	23		0.65		3.33		1.06		2.92		85
Year ended 9-30-2017(5)	10.26	3.72	18		0.65	(4)	2.89	(4)	0.83	(4)	2.71	(4)	112	(6)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	9.70	-6.27	—	*	0.65	(4)	2.80	(4)	0.96	(4)	2.49	(4)	73
Year ended 9-30-2019	10.51	13.39	1		0.65		3.48		0.98		3.15		94
Year ended 9-30-2018	9.64	-2.41	1		0.65		3.31		0.90		3.06		85
Year ended 9-30-2017(5)	10.26	3.72	1		0.65	(4)	2.87	(4)	0.69	(4)	2.83	(4)	112	(6)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	9.70	-6.53	—	*	1.40	(4)	2.05	(4)	1.70	(4)	1.75	(4)	73
Year ended 9-30-2019	10.50	12.47	1		1.40		2.74		1.72		2.42		94
Year ended 9-30-2018	9.63	-3.13	—	*	1.45		2.51		1.69		2.27		85
Year ended 9-30-2017(5)	10.25	3.29	1		1.45	(4)	2.07	(4)	1.48	(4)	2.04	(4)	112	(6)
Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	9.70	-6.39	1		0.90	(4)	2.55	(4)	1.35	(4)	2.10	(4)	73
Year ended 9-30-2019	10.51	13.10	1		0.90		3.23		1.37		2.76		94
Year ended 9-30-2018	9.64	-2.56	1		0.90		3.06		1.29		2.67		85
Year ended 9-30-2017(5)	10.26	3.51	1		0.90	(4)	2.63	(4)	1.08	(4)	2.45	(4)	112	(6)

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	113

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GOVERNMENT SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$5.59	$0.04		$0.21	$0.25	$(0.04)	$—	$(0.04)
Year ended 9-30-2019	5.23	0.08		0.37	0.45	(0.09)	—	(0.09)
Year ended 9-30-2018	5.43	0.06		(0.19)	(0.13)	(0.07)	—	(0.07)
Year ended 9-30-2017	5.60	0.06		(0.16)	(0.10)	(0.07)	—	(0.07)
Year ended 9-30-2016	5.51	0.06		0.10	0.16	(0.07)	—	(0.07)
Year ended 9-30-2015	5.49	0.07		0.03	0.10	(0.08)	—	(0.08)
Class B Shares(5)
Six-month period ended 3-31-2020 (unaudited)	5.59	0.01		0.21	0.22	(0.01)	—	(0.01)
Year ended 9-30-2019	5.23	0.02		0.36	0.38	(0.02)	—	(0.02)
Year ended 9-30-2018	5.43	0.01		(0.18)	(0.17)	(0.03)	—	(0.03)
Year ended 9-30-2017	5.60	0.00	*	(0.16)	(0.16)	(0.01)	—	(0.01)
Year ended 9-30-2016	5.51	0.00	*	0.10	0.10	(0.01)	—	(0.01)
Year ended 9-30-2015	5.49	0.00	*	0.04	0.04	(0.02)	—	(0.02)
Class C Shares
Six-month period ended 3-31-2020 (unaudited)	5.59	0.01		0.21	0.22	(0.01)	—	(0.01)
Year ended 9-30-2019	5.23	0.03		0.37	0.40	(0.04)	—	(0.04)
Year ended 9-30-2018	5.43	0.01		(0.18)	(0.17)	(0.03)	—	(0.03)
Year ended 9-30-2017	5.60	0.01		(0.15)	(0.14)	(0.03)	—	(0.03)
Year ended 9-30-2016	5.51	0.01		0.11	0.12	(0.03)	—	(0.03)
Year ended 9-30-2015	5.49	0.02		0.04	0.06	(0.04)	—	(0.04)
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	5.59	0.04		0.21	0.25	(0.04)	—	(0.04)
Year ended 9-30-2019	5.23	0.09		0.36	0.45	(0.09)	—	(0.09)
Year ended 9-30-2018(6)	5.43	0.07		(0.19)	(0.12)	(0.08)	—	(0.08)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	5.59	0.04		0.22	0.26	(0.05)	—	(0.05)
Year ended 9-30-2019	5.23	0.09		0.37	0.46	(0.10)	—	(0.10)
Year ended 9-30-2018	5.43	0.08		(0.19)	(0.11)	(0.09)	—	(0.09)
Year ended 9-30-2017	5.60	0.07		(0.15)	(0.08)	(0.09)	—	(0.09)
Year ended 9-30-2016	5.51	0.07		0.11	0.18	(0.09)	—	(0.09)
Year ended 9-30-2015	5.49	0.08		0.04	0.12	(0.10)	—	(0.10)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	5.59	0.05		0.21	0.26	(0.05)	—	(0.05)
Year ended 9-30-2019	5.23	0.10		0.37	0.47	(0.11)	—	(0.11)
Year ended 9-30-2018(6)	5.43	0.08		(0.19)	(0.11)	(0.09)	—	(0.09)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	5.59	0.03		0.21	0.24	(0.03)	—	(0.03)
Year ended 9-30-2019	5.23	0.06		0.37	0.43	(0.07)	—	(0.07)
Year ended 9-30-2018(6)	5.43	0.05		(0.20)	(0.15)	(0.05)	—	(0.05)
Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	5.59	0.04		0.21	0.25	(0.04)	—	(0.04)
Year ended 9-30-2019	5.23	0.08		0.36	0.44	(0.08)	—	(0.08)
Year ended 9-30-2018(6)	5.43	0.06		(0.19)	(0.13)	(0.07)	—	(0.07)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(6)	For the period from October 16, 2017 (commencement of operations of the class) through September 30, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2018.

(8)	Expense ratio based on the period excluding reorganization expenses was 1.00%.

(9)	Expense ratio based on the period excluding reorganization expenses was 0.72%.

114	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$5.80	4.48%	$83		0.99	%(4)	1.30	%(4)	1.10	%(4)	1.19	%(4)	25%
Year ended 9-30-2019	5.59	8.59	68		1.00		1.47		1.13		1.34		12
Year ended 9-30-2018	5.23	-2.35	71		1.04	(8)	1.19		1.16		1.07		42
Year ended 9-30-2017	5.43	-1.73	87		1.02		1.20		1.10		1.04		37
Year ended 9-30-2016	5.60	3.01	118		1.01		1.11		1.07		1.05		43
Year ended 9-30-2015	5.51	1.88	244		1.01		1.18		1.07		1.12		63
Class B Shares(5)
Six-month period ended 3-31-2020 (unaudited)	5.80	3.90	—	*	2.09	(4)	0.21	(4)	2.76	(4)	-0.46	(4)	25
Year ended 9-30-2019	5.59	7.32	—	*	2.13		0.34		2.72		-0.25		12
Year ended 9-30-2018	5.23	-3.22	—	*	2.05		0.11		2.57		-0.41		42
Year ended 9-30-2017	5.43	-2.81	1		2.13		0.01		2.27		-0.13		37
Year ended 9-30-2016	5.60	1.83	1		2.17		-0.05		2.21		-0.09		43
Year ended 9-30-2015	5.51	0.68	1		2.20		-0.01		2.24		-0.05		63
Class C Shares
Six-month period ended 3-31-2020 (unaudited)	5.80	4.02	1		1.87	(4)	0.42	(4)	2.01	(4)	0.28	(4)	25
Year ended 9-30-2019	5.59	7.61	1		1.88		0.59		1.95		0.52		12
Year ended 9-30-2018	5.23	-3.14	1		1.88		0.24		2.16		-0.04		42
Year ended 9-30-2017	5.43	-2.58	2		1.88		0.26		1.95		0.19		37
Year ended 9-30-2016	5.60	2.10	3		1.91		0.21		1.95		0.17		43
Year ended 9-30-2015	5.51	1.04	4		1.84		0.35		1.88		0.31		63
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	5.80	4.53	—	*	0.88	(4)	1.41	(4)	—		—		25
Year ended 9-30-2019	5.59	8.75	—	*	0.86		1.61		—		—		12
Year ended 9-30-2018(6)	5.23	-2.23	—	*	0.90	(4)	1.46	(4)	—		—		42	(7)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	5.80	4.62	142		0.72	(4)	1.54	(4)	0.78	(4)	1.48	(4)	25
Year ended 9-30-2019	5.59	8.89	93		0.72		1.75		0.77		1.70		12
Year ended 9-30-2018	5.23	-2.10	124		0.78	(9)	1.46		0.82		1.42		42
Year ended 9-30-2017	5.43	-1.44	303		0.74		1.38		0.76		1.36		37
Year ended 9-30-2016	5.60	3.33	157		0.70		1.33		0.74		1.29		43
Year ended 9-30-2015	5.51	2.20	2		0.70		1.50		0.74		1.46		63
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	5.80	4.67	144		0.63	(4)	1.66	(4)	—		—		25
Year ended 9-30-2019	5.59	9.01	120		0.61		1.86		—		—		12
Year ended 9-30-2018(6)	5.23	-1.99	179		0.63	(4)	1.74	(4)	—		—		42	(7)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	5.80	4.28	—	*	1.38	(4)	0.92	(4)	—		—		25
Year ended 9-30-2019	5.59	8.22	—	*	1.34		1.12		—		—		12
Year ended 9-30-2018(6)	5.23	-2.68	—	*	1.41	(4)	0.95	(4)	—		—		42	(7)
Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	5.80	4.48	—	*	0.99	(4)	1.30	(4)	1.00	(4)	1.29	(4)	25
Year ended 9-30-2019	5.59	8.50	—	*	1.00		1.47		—		—		12
Year ended 9-30-2018(6)	5.23	-2.41	—	*	1.06	(4)(8)	1.30	(4)	1.09	(4)	1.27	(4)	42	(7)

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	115

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY INTERNATIONAL SMALL CAP FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$11.38	$0.01		$(2.04)	$(2.03)	$(0.21)	$—	$(0.21)
Year ended 9-30-2019	12.28	0.11		(0.85)	(0.74)	(0.14)	(0.02)	(0.16)
Year ended 9-30-2018	12.06	0.10		0.14	0.24	(0.02)	—	(0.02)
Year ended 9-30-2017(5)	10.00	0.09		1.97	2.06	—	—	—

Class C Shares
Six-month period ended 3-31-2020 (unaudited)	11.27	(0.04)		(2.02)	(2.06)	(0.13)	—	(0.13)
Year ended 9-30-2019	12.14	0.03		(0.84)	(0.81)	(0.04)	(0.02)	(0.06)
Year ended 9-30-2018	12.00	0.01		0.13	0.14	—	—	—
Year ended 9-30-2017(5)	10.00	0.03		1.97	2.00	—	—	—

Class I Shares
Six-month period ended 3-31-2020 (unaudited)	11.42	0.03		(2.03)	(2.00)	(0.26)	—	(0.26)
Year ended 9-30-2019	12.33	0.16		(0.87)	(0.71)	(0.18)	(0.02)	(0.20)
Year ended 9-30-2018	12.08	0.16		0.13	0.29	(0.04)	— *	(0.04)
Year ended 9-30-2017(5)	10.00	0.11		1.97	2.08	—	—	—

Class N Shares
Six-month period ended 3-31-2020 (unaudited)	11.42	0.03		(2.03)	(2.00)	(0.26)	—	(0.26)
Year ended 9-30-2019	12.32	0.15		(0.85)	(0.70)	(0.18)	(0.02)	(0.20)
Year ended 9-30-2018	12.09	0.16		0.11	0.27	(0.04)	— *	(0.04)
Year ended 9-30-2017(5)	10.00	0.11		1.98	2.09	—	—	—

Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	11.37	0.00	*	(2.02)	(2.02)	(0.21)	—	(0.21)
Year ended 9-30-2019	12.28	0.08		(0.83)	(0.75)	(0.14)	(0.02)	(0.16)
Year ended 9-30-2018	12.06	0.14		0.10	0.24	(0.02)	—	(0.02)
Year ended 9-30-2017(5)	10.00	0.09		1.97	2.06	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from January 10, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

116	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$9.14	-18.29%	$12	1.39	%(4)	0.11	%(4)	1.58	%(4)	-0.08	%(4)	31%
Year ended 9-30-2019	11.38	-5.92	16	1.39		1.02		1.58		0.83		73
Year ended 9-30-2018	12.28	1.98	18	1.45		0.79		1.54		0.70		60
Year ended 9-30-2017(5)	12.06	20.60	13	1.45	(4)	1.11	(4)	1.61	(4)	0.95	(4)	38	(6)

Class C Shares
Six-month period ended 3-31-2020 (unaudited)	9.08	-18.57	1	2.14	(4)	-0.68	(4)	2.34	(4)	-0.88	(4)	31
Year ended 9-30-2019	11.27	-6.62	2	2.14		0.25		2.33		0.06		73
Year ended 9-30-2018	12.14	1.17	2	2.22		0.11		2.27		0.06		60
Year ended 9-30-2017(5)	12.00	20.00	1	2.17	(4)	0.39	(4)	2.33	(4)	0.23	(4)	38	(6)

Class I Shares
Six-month period ended 3-31-2020 (unaudited)	9.16	-18.07	64	0.99	(4)	0.54	(4)	1.38	(4)	0.15	(4)	31
Year ended 9-30-2019	11.42	-5.64	72	0.99		1.47		1.37		1.09		73
Year ended 9-30-2018	12.33	2.33	66	1.12		1.28		1.34		1.06		60
Year ended 9-30-2017(5)	12.08	20.90	27	1.15	(4)	1.42	(4)	1.45	(4)	1.12	(4)	38	(6)

Class N Shares
Six-month period ended 3-31-2020 (unaudited)	9.16	-18.07	65	0.99	(4)	0.56	(4)	1.20	(4)	0.35	(4)	31
Year ended 9-30-2019	11.42	-5.57	73	0.99		1.40		1.20		1.19		73
Year ended 9-30-2018	12.32	2.28	82	1.13		1.25		1.18		1.20		60
Year ended 9-30-2017(5)	12.09	20.90	1	1.15	(4)	1.41	(4)	1.31	(4)	1.25	(4)	38	(6)

Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	9.14	-18.21	1	1.39	(4)	-0.20	(4)	1.60	(4)	-0.41	(4)	31
Year ended 9-30-2019	11.37	-6.00	1	1.39		0.71		1.63		0.47		73
Year ended 9-30-2018	12.28	1.98	5	1.45		1.10		1.59		0.96		60
Year ended 9-30-2017(5)	12.06	20.60	1	1.45	(4)	1.11	(4)	1.70	(4)	0.86	(4)	38	(6)

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	117

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$8.68	$0.17	$(1.22)	$(1.05)	$(0.10)	$—		$(0.10)
Year ended 9-30-2019	8.22	0.42	0.04	0.46	—	—		—
Year ended 9-30-2018	9.47	0.39	(1.40)	(1.01)	(0.24)	—		(0.24)
Year ended 9-30-2017	9.21	0.41	(0.15)	0.26	—	—		—
Year ended 9-30-2016	8.11	0.33	0.77	1.10	—	—		—
Year ended 9-30-2015	9.76	0.34	(1.83)	(1.49)	(0.16)	—	*	(0.16)
Class C Shares
Six-month period ended 3-31-2020 (unaudited)	8.47	0.15	(1.20)	(1.05)	(0.09)	—		(0.09)
Year ended 9-30-2019	8.06	0.36	0.05	0.41	—	—		—
Year ended 9-30-2018	9.28	0.31	(1.37)	(1.06)	(0.16)	—		(0.16)
Year ended 9-30-2017	9.09	0.34	(0.15)	0.19	—	—		—
Year ended 9-30-2016	8.06	0.28	0.75	1.03	—	—		—
Year ended 9-30-2015	9.73	0.27	(1.83)	(1.56)	(0.11)	—	*	(0.11)
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	8.71	0.19	(1.23)	(1.04)	(0.11)	—		(0.11)
Year ended 9-30-2019	8.23	0.44	0.04	0.48	— *	—		— *
Year ended 9-30-2018	9.48	0.39	(1.39)	(1.00)	(0.25)	—		(0.25)
Year ended 9-30-2017	9.21	0.42	(0.15)	0.27	—	—		—
Year ended 9-30-2016	8.11	0.35	0.75	1.10	—	—		—
Year ended 9-30-2015	9.76	0.33	(1.82)	(1.49)	(0.16)	—	*	(0.16)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	8.77	0.20	(1.24)	(1.04)	(0.11)	—		(0.11)
Year ended 9-30-2019	8.28	0.47	0.04	0.51	(0.02)	—		(0.02)
Year ended 9-30-2018	9.54	0.43	(1.41)	(0.98)	(0.28)	—		(0.28)
Year ended 9-30-2017	9.25	0.46	(0.17)	0.29	—	—		—
Year ended 9-30-2016	8.12	0.39	0.74	1.13	—	—		—
Year ended 9-30-2015	9.77	0.36	(1.84)	(1.48)	(0.17)	—	*	(0.17)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	8.77	0.20	(1.24)	(1.04)	(0.11)	—		(0.11)
Year ended 9-30-2019	8.28	0.46	0.05	0.51	(0.02)	—		(0.02)
Year ended 9-30-2018	9.54	0.44	(1.42)	(0.98)	(0.28)	—		(0.28)
Year ended 9-30-2017	9.25	0.46	(0.17)	0.29	—	—		—
Year ended 9-30-2016	8.12	0.38	0.75	1.13	—	—		—
Year ended 9-30-2015(5)	9.08	0.23	(1.19)	(0.96)	—	—		—
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	8.60	0.16	(1.21)	(1.05)	(0.10)	—		(0.10)
Year ended 9-30-2019	8.16	0.40	0.04	0.44	—	—		—
Year ended 9-30-2018	9.41	0.35	(1.38)	(1.03)	(0.22)	—		(0.22)
Year ended 9-30-2017	9.17	0.39	(0.15)	0.24	—	—		—
Year ended 9-30-2016	8.09	0.32	0.76	1.08	—	—		—
Year ended 9-30-2015	9.74	0.31	(1.82)	(1.51)	(0.14)	—	*	(0.14)
Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	8.69	0.18	(1.23)	(1.05)	(0.10)	—		(0.10)
Year ended 9-30-2019	8.22	0.43	0.04	0.47	—	—		—
Year ended 9-30-2018	9.48	0.37	(1.39)	(1.02)	(0.24)	—		(0.24)
Year ended 9-30-2017	9.21	0.41	(0.14)	0.27	—	—		—
Year ended 9-30-2016	8.11	0.35	0.75	1.10	—	—		—
Year ended 9-30-2015	9.76	0.34	(1.83)	(1.49)	(0.16)	—	*	(0.16)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from January 30, 2015 (commencement of operations of the class) through September 30, 2015.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2015.

(7)	Ratio of expenses to average net assets excluding offering costs was 2.00%.

(8)	Ratio of expenses to average net assets excluding offering costs was 2.50%.

(9)	Ratio of expenses to average net assets excluding offering costs was 1.72%.

(10)	Ratio of expenses to average net assets excluding offering costs was 1.62%.

(11)	Ratio of expenses to average net assets excluding offering costs was 1.47%.

(12)	Ratio of expenses to average net assets excluding offering costs was 2.33%.

(13)	Ratio of expenses to average net assets excluding offering costs was 1.86%.

118	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$7.53	-12.23%	$7		1.22	%(4)	3.98	%(4)	1.50	%(4)	3.70	%(4)	22%
Year ended 9-30-2019	8.68	5.73	9		1.21		4.94		1.44		4.71		111
Year ended 9-30-2018	8.22	-11.01	12		1.21		4.28		1.45		4.04		90
Year ended 9-30-2017	9.47	2.82	13		1.25		4.45		1.63		4.07		63
Year ended 9-30-2016	9.21	13.56	12		1.25		3.90		2.03		3.12		74
Year ended 9-30-2015	8.11	-15.45	26		1.25		3.81		2.21	(7)	2.85		40
Class C Shares
Six-month period ended 3-31-2020 (unaudited)	7.33	-12.52	2		1.85	(4)	3.42	(4)	2.13	(4)	3.14	(4)	22
Year ended 9-30-2019	8.47	5.09	2		1.85		4.36		2.08		4.13		111
Year ended 9-30-2018	8.06	-11.56	2		1.86		3.54		2.10		3.30		90
Year ended 9-30-2017	9.28	2.09	2		1.97		3.81		2.27		3.51		63
Year ended 9-30-2016	9.09	12.78	2		2.00		3.27		2.50		2.77		74
Year ended 9-30-2015	8.06	-16.12	2		2.00		2.98		2.71	(8)	2.27		40
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	7.56	-12.16	2		1.05	(4)	4.22	(4)	1.33	(4)	3.94	(4)	22
Year ended 9-30-2019	8.71	5.85	2		1.05		5.12		1.28		4.89		111
Year ended 9-30-2018	8.23	-10.78	2		1.05		4.32		1.29		4.08		90
Year ended 9-30-2017	9.48	2.93	2		1.17		4.60		1.46		4.31		63
Year ended 9-30-2016	9.21	13.56	2		1.26		4.01		1.72		3.55		74
Year ended 9-30-2015	8.11	-15.45	2		1.26		3.72		1.93	(9)	3.05		40
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	7.62	-12.04	63		0.80	(4)	4.45	(4)	1.26	(4)	3.99	(4)	22
Year ended 9-30-2019	8.77	6.17	77		0.80		5.43		1.21		5.02		111
Year ended 9-30-2018	8.28	-10.56	80		0.80		4.80		1.23		4.37		90
Year ended 9-30-2017	9.54	3.14	45		0.91		4.96		1.39		4.48		63
Year ended 9-30-2016	9.25	13.92	26		1.00		4.42		1.62		3.80		74
Year ended 9-30-2015	8.12	-15.29	8		1.00		4.00		1.83	(10)	3.17		40
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	7.62	-12.04	26		0.80	(4)	4.44	(4)	1.09	(4)	4.15	(4)	22
Year ended 9-30-2019	8.77	6.17	34		0.80		5.36		1.04		5.12		111
Year ended 9-30-2018	8.28	-10.56	41		0.80		4.83		1.05		4.58		90
Year ended 9-30-2017	9.54	3.14	52		0.80		4.95		1.11		4.64		63
Year ended 9-30-2016	9.25	13.92	1		1.00		4.35		1.47		3.88		74
Year ended 9-30-2015(5)	8.12	-10.57	—	*	1.00	(4)	4.03	(4)	1.68	(4)(11)	3.35	(4)	40	(6)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	7.45	-12.39	1		1.50	(4)	3.77	(4)	1.83	(4)	3.44	(4)	22
Year ended 9-30-2019	8.60	5.39	2		1.50		4.69		1.78		4.41		111
Year ended 9-30-2018	8.16	-11.23	2		1.50		3.87		1.79		3.58		90
Year ended 9-30-2017	9.41	2.62	2		1.50		4.27		1.97		3.80		63
Year ended 9-30-2016	9.17	13.35	2		1.50		3.77		2.21		3.06		74
Year ended 9-30-2015	8.09	-15.63	2		1.50		3.48		2.54	(12)	2.44		40
Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	7.54	-12.22	2		1.22	(4)	4.03	(4)	1.50	(4)	3.75	(4)	22
Year ended 9-30-2019	8.69	5.72	3		1.21		4.99		1.44		4.76		111
Year ended 9-30-2018	8.22	-11.00	3		1.21		4.11		1.45		3.87		90
Year ended 9-30-2017	9.48	2.93	3		1.25		4.48		1.63		4.10		63
Year ended 9-30-2016	9.21	13.56	5		1.25		4.06		1.86		3.45		74
Year ended 9-30-2015	8.11	-15.45	2		1.25		3.73		2.07	(13)	2.91		40

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	119

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PICTET TARGETED RETURN BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$10.22	$0.05	$(0.30)	$(0.25)	$(0.16)	$(0.03)	$(0.19)
Year ended 9-30-2019	10.02	0.17	0.52	0.69	(0.49)	—	(0.49)
Year ended 9-30-2018	10.11	0.16	(0.18)	(0.02)	(0.07)	—	(0.07)
Year ended 9-30-2017	10.21	0.09	0.03	0.12	(0.13)	(0.09)	(0.22)
Year ended 9-30-2016(5)	10.00	0.06	0.15	0.21	—	—	—
Class C Shares
Six-month period ended 3-31-2020 (unaudited)	10.10	0.01	(0.30)	(0.29)	(0.10)	(0.02)	(0.12)
Year ended 9-30-2019	9.91	0.10	0.51	0.61	(0.42)	—	(0.42)
Year ended 9-30-2018	10.05	0.09	(0.17)	(0.08)	(0.06)	—	(0.06)
Year ended 9-30-2017	10.16	0.02	0.02	0.04	(0.06)	(0.09)	(0.15)
Year ended 9-30-2016(5)	10.00	0.01	0.15	0.16	—	—	—
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	10.26	0.06	(0.31)	(0.25)	(0.18)	(0.03)	(0.21)
Year ended 9-30-2019	10.06	0.20	0.51	0.71	(0.51)	—	(0.51)
Year ended 9-30-2018	10.13	0.18	(0.18)	0.00 *	(0.07)	—	(0.07)
Year ended 9-30-2017	10.23	0.11	0.03	0.14	(0.15)	(0.09)	(0.24)
Year ended 9-30-2016(5)	10.00	0.08	0.15	0.23	—	—	—
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	10.28	0.06	(0.30)	(0.24)	(0.19)	(0.03)	(0.22)
Year ended 9-30-2019	10.08	0.21	0.51	0.72	(0.52)	—	(0.52)
Year ended 9-30-2018	10.13	0.18	(0.15)	0.03	(0.08)	—	(0.08)
Year ended 9-30-2017	10.24	0.14	0.00 *	0.14	(0.16)	(0.09)	(0.25)
Year ended 9-30-2016(5)	10.00	0.09	0.15	0.24	—	—	—
Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	10.22	0.01	(0.26)	(0.25)	(0.16)	(0.03)	(0.19)
Year ended 9-30-2019	10.02	0.17	0.52	0.69	(0.49)	—	(0.49)
Year ended 9-30-2018	10.11	0.16	(0.18)	(0.02)	(0.07)	—	(0.07)
Year ended 9-30-2017	10.22	0.09	0.02	0.11	(0.13)	(0.09)	(0.22)
Year ended 9-30-2016(5)	10.00	0.06	0.16	0.22	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from January 4, 2016 (commencement of operations of the class) through September 30, 2016.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2016.

(7)	Ratio of expenses to average net assets excluding offering costs was 1.22%.

(8)	Ratio of expenses to average net assets excluding offering costs was 1.14%.

(9)	Ratio of expenses to average net assets excluding offering costs was 1.89%.

(10)	Ratio of expenses to average net assets excluding offering costs was 1.77%.

(11)	Ratio of expenses to average net assets excluding offering costs was 0.98%.

(12)	Ratio of expenses to average net assets excluding offering costs was 0.87%.

(13)	Ratio of expenses to average net assets excluding offering costs was 0.85%.

(14)	Ratio of expenses to average net assets excluding offering costs was 0.74%.

(15)	Ratio of expenses to average net assets excluding offering costs was 1.22%.

(16)	Ratio of expenses to average net assets excluding offering costs was 1.02%.

120	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$9.78	-2.51%	$22	1.24	%(4)	0.91	%(4)	1.44	%(4)	0.71	%(4)	45%
Year ended 9-30-2019	10.22	7.23	23	1.22		1.74		1.40		1.56		121
Year ended 9-30-2018	10.02	-0.22	21	1.22		1.56		1.39		1.39		152
Year ended 9-30-2017	10.11	1.20	20	1.24	(7)	0.88		1.43		0.69		190
Year ended 9-30-2016(5)	10.21	2.10	19	1.27	(4)(8)	0.88	(4)	1.55	(4)	0.60	(4)	90	(6)
Class C Shares
Six-month period ended 3-31-2020 (unaudited)	9.69	-2.89	4	1.92	(4)	0.24	(4)	2.12	(4)	0.04	(4)	45
Year ended 9-30-2019	10.10	6.45	4	1.92		1.05		2.10		0.87		121
Year ended 9-30-2018	9.91	-0.85	4	1.92		0.86		2.09		0.69		152
Year ended 9-30-2017	10.05	0.46	4	1.91	(9)	0.21		2.10		0.02		190
Year ended 9-30-2016(5)	10.16	1.60	4	1.90	(4)(10)	0.15	(4)	2.18	(4)	-0.13	(4)	90	(6)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	9.80	-2.48	105	1.00	(4)	1.18	(4)	1.25	(4)	0.93	(4)	45
Year ended 9-30-2019	10.26	7.45	120	1.00		1.98		1.23		1.75		121
Year ended 9-30-2018	10.06	0.03	123	1.00		1.79		1.21		1.58		152
Year ended 9-30-2017	10.13	1.43	111	1.00	(11)	1.13		1.22		0.91		190
Year ended 9-30-2016(5)	10.23	2.30	74	1.00	(4)(12)	1.02	(4)	1.30	(4)	0.72	(4)	90	(6)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	9.82	-2.36	49	0.87	(4)	1.25	(4)	1.08	(4)	1.04	(4)	45
Year ended 9-30-2019	10.28	7.57	70	0.87		2.11		1.06		1.92		121
Year ended 9-30-2018	10.08	0.25	89	0.87		1.79		1.05		1.61		152
Year ended 9-30-2017	10.13	1.45	155	0.87	(13)	1.37		1.07		1.17		190
Year ended 9-30-2016(5)	10.24	2.40	2	0.87	(4)(14)	1.17	(4)	1.16	(4)	0.88	(4)	90	(6)
Class Y Shares
Six-month period ended 3-31-2020 (unaudited)	9.78	-2.51	3	1.24	(4)	0.27	(4)	1.47	(4)	0.04	(4)	45
Year ended 9-30-2019	10.22	7.23	4	1.22		1.74		1.45		1.51		121
Year ended 9-30-2018	10.02	-0.22	4	1.22		1.55		1.44		1.33		152
Year ended 9-30-2017	10.11	1.17	4	1.24	(15)	0.88		1.46		0.66		190
Year ended 9-30-2016(5)	10.22	2.20	4	1.15	(4)(16)	0.89	(4)	1.55	(4)	0.49	(4)	90	(6)

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	121

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PINEBRIDGE HIGH YIELD FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$9.88	$0.23	$(1.15)	$(0.92)	$(0.25)	$—	$(0.25)
Year ended 9-30-2019	9.81	0.52	0.06	0.58	(0.51)	—	(0.51)
Year ended 9-30-2018	10.15	0.48	(0.30)	0.18	(0.49)	(0.03)	(0.52)
Year ended 9-30-2017(5)	10.00	0.16	0.10	0.26	(0.11)	—	(0.11)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	9.88	0.25	(1.16)	(0.91)	(0.26)	—	(0.26)
Year ended 9-30-2019	9.81	0.54	0.07	0.61	(0.54)	—	(0.54)
Year ended 9-30-2018	10.15	0.51	(0.31)	0.20	(0.51)	(0.03)	(0.54)
Year ended 9-30-2017(5)	10.00	0.17	0.10	0.27	(0.12)	—	(0.12)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	9.88	0.25	(1.17)	(0.92)	(0.26)	—	(0.26)
Year ended 9-30-2019	9.80	0.54	0.08	0.62	(0.54)	—	(0.54)
Year ended 9-30-2018	10.15	0.51	(0.32)	0.19	(0.51)	(0.03)	(0.54)
Year ended 9-30-2017(5)	10.00	0.17	0.10	0.27	(0.12)	—	(0.12)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	9.88	0.21	(1.15)	(0.94)	(0.23)	—	(0.23)
Year ended 9-30-2019	9.81	0.47	0.07	0.54	(0.47)	—	(0.47)
Year ended 9-30-2018	10.15	0.43	(0.31)	0.12	(0.43)	(0.03)	(0.46)
Year ended 9-30-2017(5)	10.00	0.14	0.11	0.25	(0.10)	—	(0.10)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from May 18, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

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	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$8.71	-9.55%	$12		1.00	%(4)	4.76	%(4)	1.19	%(4)	4.57	%(4)	42%
Year ended 9-30-2019	9.88	6.27	10		1.00		5.32		1.15		5.17		69
Year ended 9-30-2018	9.81	1.71	8		1.00		4.83		1.11		4.72		81
Year ended 9-30-2017(5)	10.15	2.64	6		1.00	(4)	4.22	(4)	—		—		60	(6)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	8.71	-9.42	53		0.72	(4)	5.04	(4)	1.04	(4)	4.72	(4)	42
Year ended 9-30-2019	9.88	6.44	54		0.72		5.60		1.02		5.30		69
Year ended 9-30-2018	9.81	2.10	46		0.72		5.14		1.00		4.86		81
Year ended 9-30-2017(5)	10.15	2.72	22		0.72	(4)	4.55	(4)	0.87	(4)	4.40	(4)	60	(6)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	8.70	-9.53	20		0.72	(4)	5.04	(4)	0.86	(4)	4.90	(4)	42
Year ended 9-30-2019	9.88	6.55	38		0.72		5.59		0.84		5.47		69
Year ended 9-30-2018	9.80	2.00	32		0.72		5.10		0.83		4.99		81
Year ended 9-30-2017(5)	10.15	2.72	35		0.72	(4)	4.44	(4)	0.73	(4)	4.43	(4)	60	(6)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	8.71	-9.78	—	*	1.47	(4)	4.29	(4)	1.61	(4)	4.15	(4)	42
Year ended 9-30-2019	9.88	5.81	—	*	1.47		4.86		1.58		4.75		69
Year ended 9-30-2018	9.81	1.19	1		1.47		4.35		1.57		4.25		81
Year ended 9-30-2017(5)	10.15	2.50	1		1.46	(4)	3.74	(4)	—		—		60	(6)

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	123

NOTES TO FINANCIAL STATEMENTS	IVY FUNDS

MARCH 31, 2020 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Cash Management Fund, Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund, Ivy International Small Cap Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund, Ivy Pictet Targeted Return Bond Fund and Ivy PineBridge High Yield Fund (each, a “Fund”) are eleven series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A shares. Certain Funds offer Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class N, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have a distribution and service plan. Class I and Class N shares are not included in the plan. With certain exceptions described in the Prospectus, Class B shares will automatically convert to Class A shares 96 months after the date of purchase. With certain exceptions described in the Prospectus, Class C shares will automatically convert to Class A shares 120 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the

124	SEMIANNUAL REPORT	2020

relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

The London Interbank Offered Rate “LIBOR” is an indicative measure of the average interest rate at which major global banks could borrow from one another. LIBOR is quoted in multiple currencies and multiple time frames using data reported by private-sector banks. LIBOR is used extensively in the United States and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds and loans, floating rate mortgages, asset-backed securities, consumer loans, and interest rate swaps and other derivatives.

It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market.

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Management believes that, with respect to any significant investments by the Funds in instruments linked to LIBOR, the impact on investments and discontinuation of LIBOR may represent a significant risk.

However, management acknowledges that the anticipated transition away from LIBOR will occur after 2021 and certain of the current investments will mature prior to that time. Furthermore, the ways in which LIBOR’s discontinuation potentially could impact the Funds’ investments is not fully known. The extent of that impact may vary depending on various factors, which include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new successor reference rates and/or fallbacks for both legacy and new instruments.

In addition, the transition to a successor rate could potentially cause (i) increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, (ii) a reduction in the value of certain instruments held by a Fund, or (iii) reduced effectiveness of related Fund transactions, such as hedging.

As the impacts of the transition become clearer during the next year, Management will be evaluating the impacts of these changes.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Collateralized Loan Obligations. Certain Funds may invest in collateralized loan obligations (“CLOs”). CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows of a CLO can be split into multiple segments, called “tranches”, which will vary in risk profile and yield. Each tranche is a piece of the CLO, and dictates who will be paid out first when the underlying loan payments are made. It also dictates the risk associated with the investment, since investors who are paid last have a higher risk of default from the underlying loans.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the LIBOR or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans

126	SEMIANNUAL REPORT	2020

includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Fund’s investment subadviser, as applicable, consider advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Liquidity Fee and/or Redemption Gates. The Ivy Cash Management Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the 1940 Act. The Ivy Cash Management Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

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For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Investments in Ivy Cash Management Fund are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Short-term securities with maturities of 60 days or less held in all Funds (with the exception of Ivy Cash Management Fund) are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. IICO, pursuant to authority delegated by the Board, has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

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An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities

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markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Other Government Securities. Other government securities include emerging market sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities. The fair value of other government securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most other government securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Overdraft due to custodian. Due to the short-term nature of overdraft due to custodian, the carrying value approximates fair value and the liability is categorized as Level 2 in the fair value hierarchy.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of March 31, 2020, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

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4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations.

Forward Foreign Currency Contracts. Certain Funds are authorized to enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts are valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Futures Contracts. Certain Funds are authorized to engage in buying and selling futures contracts. Upon entering into a futures contract, a Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent amounts, known as variation margin, are paid or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. Options on futures contracts may also be purchased or sold by a Fund.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund invest in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of the underlying instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument.

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Option contracts can be traded on a regulated exchange or traded OTC. Unlike the trades on a regulated exchange where the clearinghouse guarantees the performances of both the buyer and the seller, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. Certain Funds are authorized to invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”).

Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”).

Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or variation margin payable on the Statement of Assets and Liabilities. Payments received or made by the Fund are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. An early termination payment received or made at an early termination or a final payment made at the maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

After a centrally cleared swap is accepted for clearing, a Fund may be required to deposit initial margin with the clearing member in the form of cash or securities. Securities deposited as initial margin, if any, are designated on the Schedule of Investments. Cash deposited as initial margin is identified on the Schedule of Investments and is recorded as restricted cash on the Statement of Assets and Liabilities.

Credit default swap agreements (“CDS”) on corporate issuers or credit indices involve one party making a stream of periodic payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of the corporate issuer or all or part of the referenced entities comprising the credit index. A Fund may enter a physically settled or cash settled CDS. As a buyer, if an underlying credit event occurs depending on if the CDS is to be physically settled or cash settled, a Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the corporate issuer security or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the corporate issuer security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the corporate issuer security or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the corporate issuer security or underlying securities comprising the index.

Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund enter into credit default swaps to protect bonds owned by a Fund against default.

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time.

Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk).

The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by IICO. If a counterparty creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the

132	SEMIANNUAL REPORT	2020

agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized due to facts specific to certain situations (i.e., collateral may not have been posted by the counterparty due to the required collateral amount being less than the pre-agreed thresholds. Additionally, regulatory developments called stay resolutions and the ensuing required contractual amendments to the transactional documentation, including derivatives, permit the relevant regulators to preclude parties to a transaction from terminating trades, among other rights it may have in the trade agreements should a counterparty that it regulates experience financial distress. A relevant regulator also has the authority to reduce the value of certain liabilities owed by the counterparty to a Fund and/or convert cash liabilities of a regulated entity into equity holdings. The power given to the relevant regulators includes the ability to amend transactional agreements unilaterally, modify the maturity of eligible liabilities, reduce the amount of interest payable or change the date on which interest becomes payable, among other powers.

To prevent incurring losses due to the counterparty credit risk, IICO actively monitors the creditworthiness of the counterparties with which it has entered financial transactions. IICO consistently and frequently risk manages the credit risk of the counterparties it faces in transactions.

Collateral and rights of offset. A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing all OTC derivative transactions between the Fund and each of its counterparties. Although it is not possible to eliminate credit risk entirely, the CSA allows the Fund and its counterparty to reduce their exposure to the risk of payment default by the other party by holding an amount in collateral equivalent to the realized and unrealized amount of exposure to the counterparty, which is generally held by the Fund’s custodian. An amount of collateral is moved to/from applicable counterparties only if the amount of collateral required to be posted surpasses both the threshold and the minimum transfer amount pre-agreed in the CSA between the Fund and the counterparty. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of March 31, 2020:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Ivy Apollo Multi-Asset Income Fund
Unrealized appreciation on forward foreign currency contracts(1)	$939	$—	$939	$(14)	$(919)	$—	$6
Ivy Apollo Strategic Income Fund
Unrealized appreciation on forward foreign currency contracts(1)	$970	$—	$970	$(14)	$(956)	$—	$—
Ivy Pictet Emerging Markets Local Currency Debt Fund
Swap agreements, at value	$248	$—	$248	$(168)	$—	$(80)	$—
Unrealized appreciation on forward foreign currency contracts	5,456	—	5,456	(5,285)	—	(3)	168
Total	$5,704	$—	$5,704	$(5,453)	$—	$(83)	$168
Ivy Pictet Targeted Return Bond Fund
Investments in unaffiliated securities at value*	$745	$—	$745	$(468)	$—	$(220)	$57
Unrealized appreciation on forward foreign currency contracts	3,460	—	3,460	(1,226)	—	(1,582)	652
Total	$4,205	$—	$4,205	$(1,694)	$—	$(1,802)	$709

*	Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.

(1)

Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities sold receivable.

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Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Ivy Apollo Multi-Asset Income Fund
Unrealized depreciation on forward foreign currency contracts	$14	$—	$14	$(14)	$—	$—	$—
Ivy Apollo Strategic Income Fund
Unrealized depreciation on forward foreign currency contracts	$14	$—	$14	$(14)	$—	$—	$—
Ivy Pictet Emerging Markets Local Currency Debt Fund
Swap agreements, at value	$452	$—	$452	$(168)	$—	$(130)	$154
Unrealized depreciation on forward foreign currency contracts	6,673	—	6,673	(5,285)	—	(1,260)	128
Total	$7,125	$—	$7,125	$(5,453)	$—	$(1,390)	$282
Ivy Pictet Targeted Return Bond Fund
Swap agreements, at value	$354	$—	$354	$—	$—	$—	$354
Unrealized depreciation on forward foreign currency contracts	2,191	—	2,191	(1,226)	—	(630)	335
Written options at value	769	—	769	(468)	—	—	301
Total	$3,314	$—	$3,314	$(1,694)	$—	$(630)	$990

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2020:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Apollo Multi-Asset Income Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	$884	Unrealized depreciation on forward foreign currency contracts	$14
Ivy Apollo Strategic Income Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	904	Unrealized depreciation on forward foreign currency contracts	14
Ivy Crossover Credit Fund	Interest rate		—	Unrealized depreciation on futures contracts**	147
Ivy Pictet Emerging Markets Local Currency Debt Fund	Credit	Unrealized appreciation on centrally cleared swap agreements**	7	Unrealized depreciation on centrally cleared swap agreements**	113
		Swap agreements, at value	3	Swap agreements, at value	36
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	5,456	Unrealized depreciation on forward foreign currency contracts	6,673
	Interest rate	Unrealized appreciation on centrally cleared swap agreements**	643	Unrealized depreciation on centrally cleared swap agreements**	165
		Swap agreements, at value	245	Swap agreements, at value	416

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		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy Pictet Targeted Return Bond Fund	Credit	Unrealized appreciation on centrally cleared swap agreements**	$451	Unrealized depreciation on centrally cleared swap agreements**	$14
				Swap agreements, at value	354
				Written options at value	365
	Foreign currency	Investments in unaffiliated securities at value*	745	Unrealized depreciation on forward foreign currency contracts	2,191
		Unrealized appreciation on forward foreign currency contracts	3,460	Written options at value	404
	Interest rate	Unrealized appreciation on centrally cleared swap agreements**	834	Written options at value	24
		Unrealized appreciation on futures contracts**	923	Unrealized depreciation on centrally cleared swap agreements**	1,664
				Unrealized depreciation on futures contracts**	1,903

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

**

The value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swap agreements; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of period ended March 31, 2020.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended March 31, 2020:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Apollo Multi-Asset Income Fund	Credit	$—	$(27)	$—	$—	$—	$(27)
	Foreign currency	—	—	—	—	56	56
Ivy Apollo Strategic Income Fund	Credit	—	(28)	—	—	—	(28)
	Foreign currency	—	—	—	—	66	66
Ivy Corporate Bond Fund	Interest rate	—	—	(32)	—	—	(32)
Ivy Crossover Credit Fund	Interest rate	—	—	(5)	—	—	(5)
Ivy Pictet Emerging Markets Local Currency Debt Fund	Credit	—	32	—	—	—	32
	Foreign currency	—	—	—	—	(1,513)	(1,513)
	Interest rate	—	(493)	(137)	—	—	(630)
Ivy Pictet Targeted Return Bond Fund	Credit	—	(339)	—	—	—	(339)
	Foreign currency	(1,031)	—	—	745	7,707	7,421
	Interest rate	(233)	(816)	491	125	—	(433)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

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Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended March 31, 2020:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Apollo Multi-Asset Income Fund	Credit	$—	$10	$—	$—	$—	$10
	Foreign currency	—	—	—	—	10	10
Ivy Apollo Strategic Income Fund	Credit	—	11	—	—	—	11
	Foreign currency	—	—	—	—	8	8
Ivy Corporate Bond Fund	Interest rate	—	—	(557)	—	—	(557)
Ivy Crossover Credit Fund	Interest rate	—	—	(147)	—	—	(147)
Ivy Pictet Emerging Markets Local Currency Debt Fund	Credit	—	438	—	—	—	438
	Foreign currency	—	—	—	—	(596)	(596)
	Interest rate	—	(118)	(32)	—	—	(150)
Ivy Pictet Targeted Return Bond Fund	Credit	—	779	—	310	—	1,089
	Foreign currency	809	—	—	(451)	494	852
	Interest rate	(79)	(361)	(1,514)	(108)	—	(2,062)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended March 31, 2020, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy Apollo Multi-Asset Income Fund	$787	$—	$—	$72	$—	$—
Ivy Apollo Strategic Income Fund	812	—	—	73	—	—
Ivy Corporate Bond Fund	—	—	6,374	—	—	—
Ivy Crossover Credit Fund	—	—	1,200	—	—	—
Ivy Pictet Emerging Markets Local Currency Debt Fund	33	478	3,885	177,418	—	—
Ivy Pictet Targeted Return Bond Fund	692	17,033	78,630	241,481	442	345

*	Not shown due to rounding.

(1)	Average absolute value of unrealized appreciation/depreciation during the period.

(2)	Average value outstanding during the period.

(3)	Average notional amount outstanding during the period.

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,0000 to $2,500M	$2,500 to $3,000M	$3,000 to $5,000M	$5,000 to $10,000M	$10,000 to $15,000M	$15,000 to $20,000M	Over $20,000M
Ivy Apollo Multi-Asset Income Fund	0.700%	0.700%	0.650%	0.650%	0.610%	0.610%	0.580%	0.580%	0.580%	0.580%	0.580%
Ivy Apollo Strategic Income Fund	0.680	0.680	0.620	0.620	0.580	0.580	0.570	0.570	0.570	0.570	0.570
Ivy California Municipal High Income Fund	0.525	0.500	0.450	0.400	0.400	0.400	0.400	0.395	0.390	0.385	0.385
Ivy Cash Management Fund	0.350	0.350	0.300	0.300	0.300	0.300	0.300	0.300	0.300	0.300	0.300
Ivy Corporate Bond Fund	0.475	0.475	0.450	0.400	0.400	0.400	0.400	0.400	0.400	0.400	0.400

136	SEMIANNUAL REPORT	2020

Fund (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,0000 to $2,500M	$2,500 to $3,000M	$3,000 to $5,000M	$5,000 to $10,000M	$10,000 to $15,000M	$15,000 to $20,000M	Over $20,000M
Ivy Crossover Credit Fund	0.500%	0.450%	0.425%	0.425%	0.425%	0.400%	0.400%	0.375%	0.375%	0.375%	0.375%
Ivy Government Securities Fund	0.500	0.450	0.400	0.350	0.350	0.350	0.350	0.350	0.350	0.350	0.350
Ivy International Small Cap Fund	1.000	1.000	0.950	0.950	0.900	0.900	0.900	0.850	0.850	0.850	0.850
Ivy Pictet Emerging Markets Local Currency Debt Fund	0.750	0.750	0.725	0.725	0.700	0.700	0.700	0.675	0.650	0.650	0.650
Ivy Pictet Targeted Return Bond Fund	0.900	0.900	0.850	0.850	0.800	0.800	0.800	0.750	0.750	0.750	0.750
Ivy PineBridge High Yield Fund	0.625	0.600	0.550	0.500	0.500	0.500	0.500	0.500	0.490	0.490	0.480

For Funds managed solely by IICO, IICO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers below for amounts waived during the period ended March 31, 2020.

IICO has entered into Subadvisory Agreements with the following entities on behalf of the Funds:

Under an agreement between IICO and Apollo Credit Management, LLC (“Apollo”), Apollo serves as subadviser for the total return strategy of each of the Ivy Apollo Multi-Asset Income Fund and Ivy Apollo Strategic Income Fund. Under an agreement between IICO and LaSalle Investment Management Securities, LLC (“LaSalle”), LaSalle serves as subadviser for the global real estate strategy of the Ivy Apollo Multi-Asset Income Fund. Under an agreement between IICO and Pictet Asset Management Limited (“Pictet UK”) and Pictet Asset Management (Singapore) PTE Ltd. (“Pictet Singapore,” and collectively with Pictet UK, “Pictet”), Pictet serves as subadvisor to Ivy Pictet Emerging Markets Local Currency Debt Fund. Under an agreement between IICO and Mackenzie Investments Europe Limited (“Mackenzie Europe”), Mackenzie Europe serves as subadviser for the Ivy International Small Cap Fund. Under an agreement between IICO and Pictet Asset Management SA (“Pictet AM CH”), Pictet AM CH serves as subadvisor to Ivy Pictet Targeted Return Bond Fund. Under an agreement between IICO and PineBridge Investments LLC (“PineBridge”), PineBridge serves as subadvisor to Ivy PineBridge High Yield Fund. Each subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of IICO and the oversight of the Board. IICO pays all applicable costs of the subadvisers.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”). Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce

2020	SEMIANNUAL REPORT	137

that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay IDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IDI. During the period ended March 31, 2020, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions		CDSC							Commissions Paid(1)
			Class A		Class B		Class C		Class E
Ivy Apollo Multi-Asset Income Fund	$62		$—	*	N/A		$1		N/A	$50
Ivy Apollo Strategic Income Fund	50		—	*	N/A		1		N/A	43
Ivy California Municipal High Income Fund	12		—		N/A		—	*	N/A	12
Ivy Cash Management Fund	—		1		$—		—	*	N/A	122,174
Ivy Corporate Bond Fund	106		—	*	—	*	1		$—	80
Ivy Crossover Credit Fund	6		—		N/A		N/A		—	6
Ivy Government Securities Fund	24		—		—	*	—	*	—	20
Ivy International Small Cap Fund	5		—		N/A		—	*	N/A	5
Ivy Pictet Emerging Markets Local Currency Debt Fund	—	*	—		N/A		—		—	—	*
Ivy Pictet Targeted Return Bond Fund	18		—	*	N/A		—	*	N/A	9
Ivy PineBridge High Yield Fund	11		—		N/A		N/A		N/A	8

*	Not shown due to rounding.

(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

138	SEMIANNUAL REPORT	2020

Expense Reimbursements and/or Waivers. IICO, the Funds’ investment manager, IDI, the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the period ended March 31, 2020 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Apollo Multi-Asset Income Fund	All Classes	Contractual	10-1-2015	1-31-2021	N/A	$174	(1)	Investment Management Fee
	Class A	Contractual	10-1-2015	1-31-2021	1.28%(2)	$—		N/A
	Class C	Contractual	10-1-2015	1-31-2021	2.16%(3)	$—		N/A
	Class I	Contractual	10-1-2015	1-31-2021	0.75%	$260		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2021	0.75%	$—	*	Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2021	Not to exceed Class I	$—		N/A
	Class Y	Contractual	10-1-2015	1-31-2021	1.25%	$—		N/A
	Class Y	Contractual	10-1-2015	1-31-2021	Not to exceed Class A	$—		N/A
Ivy Apollo Strategic Income Fund	All Classes	Contractual	10-1-2015	1-31-2021	N/A	$274	(1)	Investment Management Fee
	Class A	Contractual	10-1-2015	1-31-2021	1.14%(4)	$—		N/A
	Class C	Contractual	10-1-2015	1-31-2021	1.82%(5)	$4		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	10-1-2015	1-31-2021	0.67%	$254		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2021	0.67%	$2		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2021	Not to exceed Class I	$—		N/A
	Class Y	Contractual	10-1-2015	1-31-2021	1.10%	$—		N/A
	Class Y	Contractual	10-1-2015	1-31-2021	Not to exceed Class A	$—	*	12b-1 Fees and/or Shareholder Servicing
Ivy California Municipal High Income Fund	All Classes	Contractual	10-3-2016	1-31-2021	N/A	$70	(6)	Investment Management Fee
	Class A	Contractual	10-3-2016	1-31-2021	0.80%	$7		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	10-3-2016	1-31-2021	0.60%	$11		Shareholder Servicing
	Class Y	Contractual	10-3-2016	1-31-2021	Not to exceed Class A	$1		12b-1 Fees and/or Shareholder Servicing
Ivy Corporate Bond Fund	Class N	Contractual	10-1-2015	1-31-2021	Not to exceed Class I	$—		N/A
	Class Y	Contractual	10-16-2017	1-31-2021	Not to exceed Class A	$—		N/A
Ivy Crossover Credit Fund	All Classes	Contractual	4-3-2017	1-31-2021	N/A	$66	(7)	Investment Management Fee
	Class A	Contractual	4-3-2017	1-31-2021	0.90%	$4		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-3-2017	1-31-2021	0.65%	$25		Shareholder Servicing
	Class N	Contractual	4-3-2017	1-31-2021	0.65%	$—	*	Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2021	Not to exceed Class I	$—		N/A
	Class Y	Contractual	4-3-2017	1-31-2021	Not to exceed Class A	$1		12b-1 Fees and/or Shareholder Servicing

2020	SEMIANNUAL REPORT	139

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Government Securities Fund	Class A	Contractual	10-16-2017	1-31-2021	0.97%(8)	$37		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	10-16-2017	1-31-2021	2.02%(9)	$1		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	10-16-2017	1-31-2021	1.85%(10)	$1		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	10-16-2017	1-31-2021	0.72%	$30		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2021	Not to exceed Class I	$—		N/A
	Class Y	Contractual	10-16-2017	1-31-2021	Not to exceed Class A	$—	*	12b-1 Fees and/or Shareholder Servicing
Ivy International Small Cap Fund	All Classes	Contractual	1-10-2017	1-31-2021	N/A	$162	(7)	Investment Management Fee
	Class A	Contractual	1-10-2017	1-31-2021	1.44%(11)	$—		N/A
	Class I	Contractual	1-10-2017	1-31-2021	0.99%	$73		Shareholder Servicing
	Class N	Contractual	7-31-2018	1-31-2021	0.99%	$4		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2021	Not to exceed Class I	$—		N/A
	Class Y	Contractual	1-10-2017	1-31-2021	Not to exceed Class A	$—	*	12b-1 Fees and/or Shareholder Servicing
Ivy Pictet Emerging Markets Local Currency Debt Fund	All Classes	Contractual	4-30-2014	1-31-2021	N/A	$179	(12)	Investment Management Fee
	Class A	Contractual	4-30-2014	1-31-2021	1.23%(13)	$—		N/A
	Class C	Contractual	4-30-2014	1-31-2021	2.00%	$—		N/A
	Class E	Contractual	4-30-2014	1-31-2021	1.40%	$—		N/A
	Class I	Contractual	4-30-2014	1-31-2021	0.80%	$71		Shareholder Servicing
	Class N	Contractual	1-30-2015	1-31-2021	0.80%	$2		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2021	Not to exceed Class I	$—		N/A
	Class R	Contractual	4-30-2014	1-31-2021	1.50%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	4-30-2014	1-31-2021	1.25%	$—		N/A
	Class Y	Contractual	4-30-2014	1-31-2021	Not to exceed Class A	$—		N/A
Ivy Pictet Targeted Return Bond Fund	All Classes	Contractual	1-4-2016	1-31-2021	N/A	$216	(14)	Investment Management Fee
	Class A	Contractual	1-4-2016	1-31-2021	1.37%(15)	$—		N/A
	Class C	Contractual	1-4-2016	1-31-2021	2.08%	$—		N/A
	Class I	Contractual	1-4-2016	1-31-2021	1.00%	$30		Shareholder Servicing
	Class N	Contractual	1-4-2016	1-31-2021	0.87%	$4		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2021	Not to exceed Class I	$—		N/A
	Class Y	Contractual	1-4-2016	1-31-2021	1.25%	$1		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	1-4-2016	1-31-2021	Not to exceed Class A	$—		N/A
Ivy PineBridge High Yield Fund	All Classes	Contractual	5-18-2017	1-31-2021	N/A	$69	(16)	Investment Management Fee
	Class A	Contractual	5-18-2017	1-31-2021	0.99%(8)	$3		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	5-18-2017	1-31-2021	0.72%	$53		Shareholder Servicing
	Class N	Contractual	5-18-2017	1-31-2021	0.72%	$2		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2021	Not to exceed Class I	$—		N/A

140	SEMIANNUAL REPORT	2020

*	Not shown due to rounding.

(1)	Due to Class A, Class C, Class I, Class N and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(2)	Reflects the lower expense limit which went into effect January 1, 2020. Prior to January 1, 2020, the expense limit in effect was 1.30%.

(3)	Reflects the lower expense limit which went into effect January 1, 2020. Prior to January 1, 2020, the expense limit in effect was 2.17%.

(4)	Reflects the lower expense limit which went into effect January 1, 2020. Prior to January 1, 2020, the expense limit in effect was 1.15%.

(5)	Reflects the lower expense limit which went into effect January 1, 2020. Prior to January 1, 2020, the expense limit in effect was 1.85%.

(6)	Due to Class A, Class I and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(7)	Due to Class A, Class I, Class N and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(8)	Reflects the lower expense limit which went into effect January 1, 2020. Prior to January 1, 2020, the expense limit in effect was 1.00%.

(9)	Reflects the lower expense limit which went into effect January 1, 2020. Prior to January 1, 2020, the expense limit in effect was 2.13%.

(10)	Reflects the lower expense limit which went into effect January 1, 2020. Prior to January 1, 2020, the expense limit in effect was 1.88%.

(11)	Reflects the lower expense limit which went into effect January 1, 2020. Prior to January 1, 2020, the expense limit in effect was 1.45%.

(12)	Due to Class A, Class C, Class E, Class I, Class N, Class R and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(13)	Reflects the lower expense limit which went into effect January 1, 2020. Prior to January 1, 2020, the expense limit in effect was 1.25%.

(14)	Due to Class A, Class C, Class I, Class N and/or Class Y contractual expense limits, investment management fees were waived for all share classes..

(15)	Reflects the lower expense limit which went into effect January 1, 2020. Prior to January 1, 2020, the expense limit in effect was 1.38%.
(16)	Due to Class A, Class I and/or Class N contractual expense limits, investment management fees were waived for all share classes.

Any amounts due to the Funds as a reimbursement but not paid as of March 31, 2020 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

6.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended March 31, 2020.

7.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended March 31, 2020, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy Apollo Multi-Asset Income Fund	$—	$144,733	$—	$166,282
Ivy Apollo Strategic Income Fund	22,962	100,914	46,925	123,359
Ivy California Municipal High Income Fund	—	4,966	—	1,180
Ivy Cash Management Fund	—	—	—	—
Ivy Corporate Bond Fund	8,264	243,203	13,611	335,712
Ivy Crossover Credit Fund	—	35,972	—	31,607
Ivy Government Securities Fund	146,364	—	76,186	—
Ivy International Small Cap Fund	—	61,925	—	49,432
Ivy Pictet Emerging Markets Local Currency Debt Fund	—	52,921	—	62,305
Ivy Pictet Targeted Return Bond Fund	24,340	58,220	28,660	92,105
Ivy PineBridge High Yield Fund	—	40,144	—	43,909

8.	LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

The Funds may lend their portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Fund collateral consisting of cash or securities issued or guaranteed by the U.S. government. The collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars, in which case the collateral is required to have a value of at least 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

2020	SEMIANNUAL REPORT	141

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares or certain other registered money market funds and are disclosed in the Fund’s Schedule of Investments and are reflected in the Statement of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund and the Fund does not have the ability to re-hypothecate these securities. The securities on loan for each Fund are also disclosed in its Schedule of Investments. The total value of any securities on loan as of March 31, 2020 and the total value of the related cash collateral are disclosed in the Statement of Assets and Liabilities. Income earned by the Funds from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of each Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2020:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Ivy Apollo Multi-Asset Income Fund	$6,880	$2,797	$4,142	$6,939
Ivy Apollo Strategic Income Fund	7,866	5,311	2,732	8,043
Ivy Corporate Bond Fund	6,693	2,508	4,330	6,838
Ivy Crossover Credit Fund	1,721	902	856	1,758
Ivy Government Securities Fund	11,288	—	11,614	11,614
Ivy International Small Cap Fund	2,611	2,659	106	2,765
Ivy Pictet Emerging Markets Local Currency Debt Fund	134	144	—	144
Ivy Pictet Targeted Return Bond Fund	1,225	1,292	—	1,292
Ivy PineBridge High Yield Fund	4,241	2,395	1,937	4,332

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

9.	BORROWINGS

On May 24, 2019 the Trust, on behalf of the Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund and Ivy PineBridge High Yield Fund, along with certain other funds managed by the investment adviser (“Participating Funds”), entered into a 364-day senior unsecured revolving credit facility with Bank of New York Mellon and a group of financial institutions to be utilized to temporarily finance the repurchase or redemption of Fund shares and for other temporary or emergency purposes. The Participating Funds can borrow up to an aggregate commitment amount of $130 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit facility has the following terms: a commitment fee of 0.15% per annum of the daily amount of unused commitment amounts and interest at a rate equal to the higher of (a) the federal funds effective rate (but not below 0.0%) plus 1.00% per annum or (b) the one-month LIBOR rate (but not below 0.0%) plus 1.00% per annum on amounts borrowed. The agreement expires in May 2020 unless extended or renewed. As of March 31, 2020, if applicable, any outstanding borrowings would be disclosed as a payable for borrowing on the Statement of Assets and Liabilities. Commitment and interest fees, if any, paid by the Participating Funds are disclosed as part of commitment and interest expense for borrowing on the Statement of Operations. During the period ended March 31, 2020, the Participating Funds did not borrow under the credit facility.

142	SEMIANNUAL REPORT	2020

10.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Ivy Apollo Multi-Asset Income Fund				Ivy Apollo Strategic Income Fund
	Six months ended 3-31-20 (Unaudited)		Year ended 9-30-19		Six months ended 3-31-20 (Unaudited)		Year ended 9-30-19
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	636	$6,677	1,869	$19,454	985	$9,759	2,738	$27,038
Class C	201	2,076	377	3,856	151	1,494	157	1,548
Class I	2,619	26,312	8,597	89,889	3,374	33,026	9,004	89,007
Class N	24	255	84	876	284	2,828	836	8,338
Class Y	2	14	9	90	14	138	53	529
Shares issued in reinvestment of distributions to shareholders:
Class A	432	4,429	878	8,909	209	2,066	415	4,076
Class C	47	484	95	965	11	106	21	211
Class I	1,210	12,368	2,406	24,454	806	7,959	1,589	15,626
Class N	7	72	12	124	116	1,149	258	2,533
Class Y	3	31	17	167	9	94	20	198
Shares redeemed:
Class A	(1,861)	(18,711)	(3,343)	(34,907)	(1,691)	(16,397)	(2,935)	(28,994)
Class C	(283)	(2,830)	(550)	(5,714)	(115)	(1,090)	(275)	(2,723)
Class I	(7,620)	(76,955)	(12,826)	(134,229)	(5,863)	(57,227)	(10,473)	(103,451)
Class N	(38)	(387)	(67)	(699)	(2,604)	(25,899)	(1,670)	(16,553)
Class Y	(48)	(489)	(179)	(1,888)	(38)	(376)	(207)	(2,037)
Net decrease	(4,669)	$(46,654)	(2,621)	$(28,653)	(4,352)	$(42,370)	(469)	$(4,654)

	Ivy California Municipal High Income Fund					Ivy Cash Management Fund
	Six months ended 3-31-20 (Unaudited)			Year ended 9-30-19		Six months ended 3-31-20 (Unaudited)		Year ended 9-30-19
	Shares		Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	298		$3,007	484	$4,956	1,808,797	$1,808,797	3,312,331	$3,312,331
Class B	N/A		N/A	N/A	N/A	78	78	140	140
Class C	9		95	11	113	2,613	2,613	2,286	2,286
Class I	180		1,912	281	2,862	N/A	N/A	N/A	N/A
Class Y	—	*	3	— *	— *	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	8		85	16	164	7,678	7,678	23,665	23,665
Class B	N/A		N/A	N/A	N/A	1	1	4	4
Class C	—	*	5	1	13	2	2	12	12
Class I	10		103	22	221	N/A	N/A	N/A	N/A
Class Y	—	*	2	1	6	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(117)		(1,251)	(312)	(3,110)	(1,471,057)	(1,471,057)	(3,360,178)	(3,360,178)
Class B	N/A		N/A	N/A	N/A	(149)	(149)	(222)	(222)
Class C	(2)		(23)	(6)	(59)	(1,267)	(1,267)	(1,853)	(1,853)
Class I	(129)		(1,359)	(212)	(2,152)	N/A	N/A	N/A	N/A
Class Y	—	*	(2)	— *	(4)	N/A	N/A	N/A	N/A
Net increase (decrease)	257		$2,577	286	$3,010	346,696	$346,696	(23,815)	$(23,815)

*	Not shown due to rounding.

2020	SEMIANNUAL REPORT	143

	Ivy Corporate Bond Fund				Ivy Crossover Credit Fund
	Six months ended 3-31-20 (Unaudited)		Year ended 9-30-19		Six months ended 3-31-20 (Unaudited)			Year ended 9-30-19
	Shares	Value	Shares	Value	Shares		Value	Shares	Value
Shares issued from sale of shares:
Class A	3,435	$22,413	5,449	$33,920	140		$1,462	70	$708
Class B	—	—	9	57	N/A		N/A	N/A	N/A
Class C	75	494	144	904	N/A		N/A	N/A	N/A
Class E	—	—	—	—	—		—	—	—
Class I	5,287	34,564	12,023	74,388	724		7,558	791	8,010
Class N	448	2,919	3,310	20,553	—		—	—	—
Class R	—	—	—	—	—		—	—	—
Class Y	2	10	—	—	—	*	2	— *	3
Shares issued in reinvestment of distributions to shareholders:
Class A	724	4,714	1,414	8,642	4		36	7	62
Class B	— *	3	1	6	N/A		N/A	N/A	N/A
Class C	6	37	11	65	N/A		N/A	N/A	N/A
Class E	—	—	—	—	—		—	—	—
Class I	1,220	7,940	2,458	15,034	22		243	38	370
Class N	109	710	191	1,172	—		—	—	—
Class R	—	—	—	—	—		—	—	—
Class Y	— *	— *	—	—	—	*	— *	— *	— *
Shares redeemed:
Class A	(6,215)	(40,323)	(14,063)	(86,623)	(52)		(525)	(91)	(883)
Class B	(27)	(176)	(58)	(357)	N/A		N/A	N/A	N/A
Class C	(125)	(810)	(224)	(1,379)	N/A		N/A	N/A	N/A
Class E	—	—	—	—	—		—	—	—
Class I	(18,278)	(119,868)	(24,955)	(153,888)	(471)		(4,949)	(545)	(5,323)
Class N	(1,870)	(12,028)	(4,320)	(26,514)	—		—	—	—
Class R	—	—	—	—	—		—	—	—
Class Y	—	—	—	—	—		—	(4)	(41)
Net increase (decrease)	(15,209)	$(99,401)	(18,610)	$(114,020)	367		$3,827	266	$2,906

*	Not shown due to rounding.

144	SEMIANNUAL REPORT	2020

	Ivy Government Securities Fund				Ivy International Small Cap Fund
	Six months ended 3-31-20 (Unaudited)		Year ended 9-30-19		Six months ended 3-31-20 (Unaudited)		Year ended 9-30-19
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	3,460	$19,675	1,526	$8,271	85	$1,000	133	$1,452
Class B	4	25	12	65	N/A	N/A	N/A	N/A
Class C	110	628	131	697	7	74	22	237
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	13,591	76,476	5,279	28,366	1,260	13,334	2,743	30,158
Class N	7,971	44,514	3,013	16,081	1,423	14,819	1,367	15,880
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	— *	2	—	—	5	59	42	466
Shares issued in reinvestment of distributions to shareholders:
Class A	80	449	191	1,033	9	111	9	91
Class B	— *	— *	— *	1	N/A	N/A	N/A	N/A
Class C	— *	2	1	7	1	6	— *	5
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	145	817	349	1,883	104	1,261	79	823
Class N	200	1,122	565	3,046	129	1,558	131	1,357
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	—	—	1	14	3	32
Shares redeemed:
Class A	(1,435)	(8,058)	(3,067)	(16,504)	(112)	(1,251)	(209)	(2,318)
Class B	(19)	(107)	(32)	(170)	N/A	N/A	N/A	N/A
Class C	(80)	(452)	(97)	(526)	(24)	(242)	(35)	(380)
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	(5,704)	(32,442)	(12,835)	(68,716)	(668)	(7,541)	(1,923)	(21,070)
Class N	(4,935)	(28,003)	(16,284)	(87,641)	(905)	(10,571)	(1,736)	(19,144)
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	— *	(2)	—	—	(61)	(744)	(305)	(3,294)
Net increase (decrease)	13,388	$74,646	(21,248)	$(114,107)	1,254	$11,887	321	$4,295

*	Not shown due to rounding.

2020	SEMIANNUAL REPORT	145

	Ivy Pictet Emerging Markets Local Currency Debt Fund				Ivy Pictet Targeted Return Bond Fund
	Six months ended 3-31-20 (Unaudited)		Year ended 9-30-19		Six months ended 3-31-20 (Unaudited)		Year ended 9-30-19
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	12	$105	88	$749	189	$1,914	545	$5,431
Class C	— *	1	5	39	6	64	35	339
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	750	6,602	2,768	23,920	1,089	11,082	3,264	32,504
Class N	290	2,592	447	3,742	418	4,285	355	3,526
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	— *	— *	1	12	1	7	— *	— *
Shares issued in reinvestment of distributions to shareholders:
Class A	5	43	—	—	27	276	64	609
Class C	— *	2	—	—	1	8	2	22
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	108	967	22	185	240	2,416	650	6,210
Class N	48	429	12	97	152	1,535	438	4,191
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	—	—	— *	— *	— *	— *
Shares redeemed:
Class A	(65)	(571)	(515)	(4,399)	(274)	(2,751)	(368)	(3,658)
Class C	(10)	(74)	(15)	(122)	(16)	(156)	(30)	(295)
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	(1,560)	(13,547)	(3,541)	(30,523)	(2,352)	(23,649)	(4,515)	(44,916)
Class N	(776)	(6,558)	(1,632)	(14,182)	(2,342)	(23,611)	(2,833)	(28,393)
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	— *	— *	(30)	(274)	— *	— *	— *	— *
Net decrease	(1,198)	$(10,009)	(2,390)	$(20,756)	(2,861)	$(28,580)	(2,393)	$(24,430)

	Ivy PineBridge High Yield Fund
	Six months ended 3-31-20 (Unaudited)		Year ended 9-30-19
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	510	$4,954	403	$3,943
Class I	1,273	12,485	2,109	20,552
Class N	223	2,154	1,452	14,304
Class R	—	—	—	—
Shares issued in reinvestment of distributions to shareholders:
Class A	14	133	13	126
Class I	121	1,176	188	1,818
Class N	94	916	190	1,834
Class R	—	—	—	—
Shares redeemed:
Class A	(222)	(2,151)	(202)	(1,968)
Class I	(811)	(7,700)	(1,556)	(15,102)
Class N	(1,843)	(18,102)	(1,111)	(10,797)
Class R	—	—	—	—
Net increase (decrease)	(641)	$(6,135)	1,486	$14,710

*	Not shown due to rounding.

146	SEMIANNUAL REPORT	2020

11.	COMMITMENTS ($ amounts in thousands)

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statement of Operations. At March 31, 2020, there were no outstanding bridge loan commitments.

12.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy Apollo Multi-Asset Income Fund	$390,714	$11,141	$70,476	$(59,335)
Ivy Apollo Strategic Income Fund	462,173	4,821	58,590	(53,769)
Ivy California Municipal High Income Fund	33,219	594	373	221
Ivy Cash Management Fund	1,608,392	—	—	—
Ivy Corporate Bond Fund	768,210	30,234	22,038	8,196
Ivy Crossover Credit Fund	46,796	437	3,418	(2,981)
Ivy Government Securities Fund	348,225	20,838	7	20,831
Ivy International Small Cap Fund	171,341	8,226	34,921	(26,695)
Ivy Pictet Emerging Markets Local Currency Debt Fund	113,480	166,958	181,676	(14,718)
Ivy Pictet Targeted Return Bond Fund	170,216	209,039	213,797	(4,758)
Ivy PineBridge High Yield Fund	95,143	544	10,206	(9,662)

For Federal income tax purposes, the Funds’ undistributed earnings and profit for the year ended September 30, 2019 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy Apollo Multi-Asset Income Fund	$5,574	$5,221	$—	$—	$—
Ivy Apollo Strategic Income Fund	2,792	—	—	585	—
Ivy California Municipal High Income Fund	2	—	—	—	—
Ivy Cash Management Fund	271	—	—	—	—
Ivy Corporate Bond Fund	3,712	—	—	—	—
Ivy Crossover Credit Fund	123	—	—	—	—
Ivy Government Securities Fund	112	—	—	—	—
Ivy International Small Cap Fund	3,472	—	—	—	—
Ivy Pictet Emerging Markets Local Currency Debt Fund	—	—	—	—	886
Ivy Pictet Targeted Return Bond Fund	3,829	—	—	—	—
Ivy PineBridge High Yield Fund	443	—	—	—	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended September 30, 2019 and 2018 were as follows:

	September 30, 2019		September 30, 2018
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Apollo Multi-Asset Income Fund	$22,822	$13,511	$21,910	$56
Ivy Apollo Strategic Income Fund	23,632	1,286	23,150	908
Ivy California Municipal High Income Fund	741	—	653	—

2020	SEMIANNUAL REPORT	147

	September 30, 2019		September 30, 2018
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Cash Management Fund	$24,089	$—	$14,950	$—
Ivy Corporate Bond Fund	25,323	—	26,464	—
Ivy Crossover Credit Fund	1,364	—	1,415	—
Ivy Government Securities Fund	6,090	—	6,542	—
Ivy International Small Cap Fund	2,502	274	482	—
Ivy Pictet Emerging Markets Local Currency Debt Fund	284	—	3,499	—
Ivy Pictet Targeted Return Bond Fund	11,894	—	2,113	—
Ivy PineBridge High Yield Fund	4,937	—	4,308	—

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of September 30, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2019, the capital loss carryforwards were as follows:

	Post-Enactment
Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Apollo Multi-Asset Income Fund	$—	$—
Ivy Apollo Strategic Income Fund	—	—
Ivy California Municipal High Income Fund	85	—
Ivy Cash Management Fund	—	—
Ivy Corporate Bond Fund	—	6,850
Ivy Crossover Credit Fund	—	152
Ivy Government Securities Fund	3,944	4,779
Ivy International Small Cap Fund	6,074	5,830
Ivy Pictet Emerging Markets Local Currency Debt Fund	390	1,897
Ivy Pictet Targeted Return Bond Fund	—	188
Ivy PineBridge High Yield Fund	548	945

148	SEMIANNUAL REPORT	2020

PROXY VOTING INFORMATION	IVY FUNDS

(UNAUDITED)

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923.3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY FUNDS

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q and/or Form NPORT-EX. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:	IVY FUNDS

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

2020	SEMIANNUAL REPORT	149

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150	SEMIANNUAL REPORT	2020

THE IVY FUNDS FAMILY

Domestic Equity Funds

Ivy Accumulative Fund

Ivy Core Equity Fund

Ivy Large Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Mid Cap Income Opportunities Fund

Ivy Small Cap Core Fund

Ivy Small Cap Growth Fund

Ivy Value Fund

Global/International Funds

Ivy Emerging Markets Equity Fund

Ivy Global Equity Income Fund

Ivy Global Growth Fund

Ivy International Small Cap Fund

Ivy International Core Equity Fund

Ivy Managed International Opportunities Fund

Ivy Pictet Emerging Markets Local Currency Debt Fund

Ivy Pzena International Value Fund

Index Funds

Ivy ProShares Interest Rate Hedged High Yield Index Fund

Ivy ProShares MSCI ACWI Index Fund

Ivy ProShares Russell 2000 Dividend Growers Index Fund

Ivy ProShares S&P 500 Bond Index Fund

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund

Specialty Funds

Ivy Apollo Multi-Asset Income Fund

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy LaSalle Global Real Estate Fund

Ivy Natural Resources Fund

Ivy Science and Technology Fund

Ivy Securian Real Estate Securities Fund

Ivy Wilshire Global Allocation Fund

Fixed Income Funds

Ivy Apollo Strategic Income Fund

Ivy California Municipal High Income Fund

Ivy Corporate Bond Fund

Ivy Crossover Credit Fund

Ivy Global Bond Fund

Ivy Government Securities Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

Ivy Pictet Targeted Return Bond Fund

Ivy PineBridge High Yield Fund

Ivy Securian Core Bond Fund

Money Market Funds

Ivy Cash Management Fund

Ivy Government Money Market Fund

1.888.923.3355

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Distributors, Inc.

Before investing, investors should consider carefully the investment objectives, risks, charges and expenses of a mutual fund. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at www.ivyinvestments.com or from a financial advisor. Read it carefully before investing.

2020	SEMIANNUAL REPORT	151

SEMIANN-IVYALT (3-20)

Semiannual Report MARCH 31, 2020

Ticker
	Class A	Class E	Class I	Class N	Class R
IVY FUNDS

Ivy ProShares Interest Rate Hedged High Yield Index Fund	IAIRX	IIREX	IIIRX	IIRNX	IIRRX

Ivy ProShares MSCI ACWI Index Fund	IMWAX	IMWEX	IMWIX	IMCNX	IMCRX

Ivy ProShares Russell 2000 Dividend Growers Index Fund	IRUAX	IRUEX	IRUIX	IRUNX	IRURX

Ivy ProShares S&P 500 Bond Index Fund	IAPRX	IPREX	IPRIX	IPRNX	IPRRX

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	IDAAX	IDAEX	IDAIX	IDANX	IDARX

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (SEC), paper copies of the Funds’ Annual and Semiannual Shareholder Reports no longer will be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Ivy Investments website (www.ivyinvestments.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (e.g., a broker-dealer or bank) or, if you are a direct investor, by calling 1-888-923-3355 or by enrolling at www.ivyinvestments.com.

You may elect to receive all future reports in paper format free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you may call 1-888-923-3355 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper format will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Fund Complex if you invest directly with the Funds.

IVY INVESTMENTS® refers to the financial services offered by Ivy Distributors, Inc., a FINRA member broker dealer and the distributor of IVY FUNDS® mutual funds, and those financial services offered by its affiliates.

CONTENTS	IVY FUNDS

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds prospectus, or summary prospectus, and current performance information.

2

PRESIDENT’S LETTER	IVY FUNDS

MARCH 31, 2020 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Financial markets had been positive in late 2019 and early 2020, as political conflicts, trade uncertainty and global economic growth concerns waned. However, that upward trajectory suddenly reversed in late February 2020 and markets declined in response to two exogenous shocks: the COVID-19 pandemic and the collapse in energy markets. The COVID-19 pandemic has caused one of the most rapid and dramatic global economic downturns in history. We may not realize the totality of the tragic human consequences for several months. The U.S. stock markets dropped approximately 35% from peak in February to trough in late March. Global economic activity hit a full stop around the world, as countries and businesses implemented plans to isolate and protect each other. The pause on economic activity, along with a conflict between Russia and Saudi Arabia, caused a historic rout in oil markets. Remarkably, within about 30 days, we moved from a relatively strong domestic economy with financial market indexes hitting record highs, to a global recession.

Governments and central banks have taken unprecedented steps to mitigate the economic blow of social distancing. The U.S. Federal Reserve (Fed) carried out two emergency cuts to its policy rate, launched yet another quantitative easing program and rolled out bond-buying programs in an effort to stabilize markets. In a matter of two weeks, the Fed’s balance sheet expanded by $2 trillion. In addition to monetary easing, Congress passed a $2.2 trillion rescue package, the CARES (Coronavirus Aid, Relief and Economic Security) Act, which we believe should provide meaningful support for a recovery.

The economic landscape is evolving and market volatility reflects that uncertainty. Unlike previous recessionary periods, we had an economy performing at record pace before the COVID-19 outbreak. Looking ahead, there are key questions to be answered. Mainly, how long with COVID-19 dampen economic activity and how long will oil stay depressed?

As we examine the investment landscape, we continue to put greater emphasis on the fundamentals and quality of asset classes and sectors. We believe it is important to stay focused on the merits of individual market sectors, industries and company business models when making investment decisions. Those fundamentals historically have tended to outweigh external factors. In today’s environment, we believe there are many high-quality businesses offering attractive entry points and cyclicals that will likely be key beneficiaries in an eventual recovery. Importantly, through this uncertain time, we remain focused on the innovation and management skill within individual companies, the ultimate drivers of long-term stock prices.

Economic Snapshot

	3/31/2020	9/30/2019
S&P 500 Index	2,584.59	2,976.74
MSCI EAFE Index	1,559.59	1,889.36
10-Year Treasury Yield	0.70%	1.68%
U.S. unemployment rate	4.4%	3.5%
30-year fixed mortgage rate	3.50%	3.64%
Oil price per barrel	$20.48	$54.07

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2020	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2020.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. With limited exceptions, for Class A shares, if your Fund account balance is below $650 on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 in Notes to Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-19	Ending Account Value 3-31-20	Expenses Paid During Period*	Beginning Account Value 9-30-19	Ending Account Value 3-31-20	Expenses Paid During Period*
Ivy ProShares Interest Rate Hedged High Yield Index Fund
Class A	$1,000	$888.20	$4.25	$1,000	$1,020.49	$4.55	0.90%
Class E	$1,000	$888.20	$4.25	$1,000	$1,020.51	$4.55	0.90%
Class I	$1,000	$889.40	$3.12	$1,000	$1,021.74	$3.34	0.65%
Class N	$1,000	$890.60	$3.12	$1,000	$1,021.74	$3.34	0.65%
Class R	$1,000	$885.80	$6.69	$1,000	$1,017.86	$7.16	1.43%

See footnotes on page 5.

4	SEMIANNUAL REPORT	2020

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-19	Ending Account Value 3-31-20	Expenses Paid During Period*	Beginning Account Value 9-30-19	Ending Account Value 3-31-20	Expenses Paid During Period*
Ivy ProShares MSCI ACWI Index Fund
Class A	$1,000	$855.20	$4.17	$1,000	$1,020.51	$4.55	0.90%
Class E	$1,000	$856.10	$3.25	$1,000	$1,021.46	$3.54	0.71%
Class I	$1,000	$856.30	$3.06	$1,000	$1,021.74	$3.34	0.65%
Class N	$1,000	$856.30	$3.06	$1,000	$1,021.74	$3.34	0.65%
Class R	$1,000	$853.40	$6.49	$1,000	$1,017.99	$7.06	1.40%
Ivy ProShares Russell 2000 Dividend Growers Index Fund
Class A	$1,000	$789.70	$4.03	$1,000	$1,020.53	$4.55	0.89%
Class E	$1,000	$790.60	$3.22	$1,000	$1,021.41	$3.64	0.72%
Class I	$1,000	$790.20	$2.95	$1,000	$1,021.74	$3.34	0.65%
Class N	$1,000	$790.30	$2.77	$1,000	$1,021.93	$3.13	0.61%
Class R	$1,000	$787.80	$6.08	$1,000	$1,018.23	$6.86	1.35%
Ivy ProShares S&P 500 Bond Index Fund
Class A	$1,000	$993.80	$3.29	$1,000	$1,021.74	$3.34	0.65%
Class E	$1,000	$994.10	$2.99	$1,000	$1,022.02	$3.03	0.60%
Class I	$1,000	$995.10	$2.00	$1,000	$1,022.99	$2.02	0.40%
Class N	$1,000	$995.10	$2.00	$1,000	$1,023.00	$2.02	0.40%
Class R	$1,000	$991.20	$5.77	$1,000	$1,019.24	$5.86	1.15%
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
Class A	$1,000	$813.70	$3.36	$1,000	$1,021.26	$3.74	0.75%
Class E	$1,000	$813.60	$2.81	$1,000	$1,021.94	$3.13	0.61%
Class I	$1,000	$814.20	$2.27	$1,000	$1,022.49	$2.53	0.50%
Class N	$1,000	$814.20	$2.27	$1,000	$1,022.49	$2.53	0.50%
Class R	$1,000	$811.30	$5.52	$1,000	$1,018.90	$6.16	1.22%

*

Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended March 31, 2020, and divided by 366.

(1)

This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

2020	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS	IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND

ALL DATA IS AS OF MARCH 31, 2020 (UNAUDITED)

Asset Allocation

Bonds	96.4%
Corporate Debt Securities	96.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.6%

Quality Weightings

Non-Investment Grade	96.4%
BB	41.0%
B	37.2%
CCC	17.3%
Below CCC	0.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.6%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

6	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services

Alternative Carriers – 1.7%
CommScope Finance LLC,
6.000%, 3–1–26 (A)	$300	$299
CommScope Technologies LLC (GTD by CommScope, Inc.),
6.000%, 6–15–25 (A)	310	284
Level 3 Financing, Inc. (GTD by Level 3 Parent LLC),
4.625%, 9–15–27 (A)	150	149

		732

Broadcasting – 5.4%
AMC Networks, Inc.,
5.000%, 4–1–24	250	240
Clear Channel Outdoor Holdings, Inc.,
5.125%, 8–15–27 (A)	115	108
Clear Channel Worldwide Holdings, Inc.,
9.250%, 2–15–24 (A)	416	358
Nexstar Escrow, Inc.,
5.625%, 7–15–27 (A)	311	304
Sirius XM Radio, Inc.:
4.625%, 7–15–24 (A)	156	158
5.000%, 8–1–27 (A)	490	497
TEGNA, Inc.,
5.000%, 9–15–29 (A)	592	533
Terrier Media Buyer, Inc.,
8.875%, 12–15–27 (A)	120	101

		2,299

Cable & Satellite – 5.2%
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.125%, 5–1–27 (A)	531	534
4.750%, 3–1–30 (A)	350	349
CSC Holdings LLC:
6.500%, 2–1–29 (A)	425	458
5.750%, 1–15–30 (A)	407	411
DISH DBS Corp.,
7.750%, 7–1–26	475	488

		2,240

Integrated Telecommunication Services – 1.9%
CenturyLink, Inc.,
5.125%, 12–15–26 (A)	270	269
Sprint Corp.,
7.625%, 3–1–26	300	339
West Corp.,
8.500%, 10–15–25 (A)	300	219

		827

Movies & Entertainment – 2.0%
iHeartCommunications, Inc.,
8.375%, 5–1–27	285	243
Netflix, Inc.,
5.875%, 11–15–28	570	610

		853

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Publishing – 0.6%
Meredith Corp.,
6.875%, 2–1–26	$300	$258

Wireless Telecommunication Service – 1.6%
SBA Communications Corp.,
4.875%, 9–1–24	255	259
T-Mobile USA, Inc.,
6.500%, 1–15–26	390	409

		668

Total Communication Services – 18.4%		7,877
Consumer Discretionary

Auto Parts & Equipment – 1.2%
Panther BF Aggregator 2 L.P.:
6.250%, 5–15–26 (A)	175	165
8.500%, 5–15–27 (A)	400	349

		514

Automobile Manufacturers – 1.0%
Tesla, Inc. (GTD by SolarCity Corp.),
5.300%, 8–15–25 (A)	456	427

Automotive Retail – 0.2%
Allison Transmission, Inc.,
5.000%, 10–1–24 (A)	100	97

Casinos & Gaming – 3.2%
Boyd Gaming Corp.,
4.750%, 12–1–27 (A)	150	124
CRC Escrow Issuer LLC and CRC Finco, Inc.,
5.250%, 10–15–25 (A)	420	303
Golden Nugget, Inc.,
6.750%, 10–15–24 (A)	305	192
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc.,
5.625%, 5–1–24	210	202
MGM Resorts International,
5.500%, 4–15–27	170	155
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
5.000%, 10–15–25 (A)	365	317
8.250%, 3–15–26 (A)	140	90

		1,383

Consumer Electronics – 0.7%
Spectrum Brands, Inc. (GTD by SB/RH Holdings),
5.750%, 7–15–25	315	295

Internet & Direct Marketing Retail – 1.0%
Argos Merger Sub, Inc.,
7.125%, 3–15–23 (A)	430	405

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Leisure Facilities – 2.1%
Diamond Sports Group LLC and Diamond Sports Finance Co. (GTD by Diamond Sports Intermediate Holdings LLC):
5.375%, 8–15–26 (A)	$440	$358
6.625%, 8–15–27 (A)	500	334
Six Flags Entertainment Corp.,
4.875%, 7–31–24 (A)	262	222

		914

Leisure Products – 0.9%
Mattel, Inc.,
6.750%, 12–31–25 (A)	385	393

Restaurants – 3.2%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5–15–24 (A)	250	250
5.000%, 10–15–25 (A)	416	397
Aramark Services, Inc. (GTD by Aramark Corp.),
5.000%, 2–1–28 (A)	310	288
KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC:
5.000%, 6–1–24 (A)	350	343
5.250%, 6–1–26 (A)	100	100

		1,378

Specialized Consumer Services – 1.4%
Uber Technologies, Inc.:
8.000%, 11–1–26 (A)	425	419
7.500%, 9–15–27 (A)	160	158

		577

Specialty Stores – 1.5%
PetSmart, Inc.,
5.875%, 6–1–25 (A)	203	200
Staples, Inc.:
7.500%, 4–15–26 (A)	244	213
10.750%, 4–15–27 (A)	275	211

		624

Tires & Rubber – 0.4%
Goodyear Tire & Rubber Co. (The),
5.125%, 11–15–23	200	189

Total Consumer Discretionary – 16.8%		7,196
Consumer Staples

Agricultural Products – 0.4%
NBM U.S. Holdings, Inc.,
7.000%, 5–14–26 (A)	200	182

Drug Retail – 0.6%
Rite Aid Corp.,
6.125%, 4–1–23 (A)	285	245

2020	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Food Distributors – 0.4%
Performance Food Group, Inc.,
5.500%, 10–15–27 (A)	$165	$153

Food Retail – 0.6%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC:
6.625%, 6–15–24	50	51
4.625%, 1–15–27 (A)	220	219

		270

Packaged Foods & Meats – 2.5%
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4–15–29 (A)	250	268
5.500%, 1–15–30 (A)	100	103
Post Holdings, Inc.:
5.000%, 8–15–26 (A)	564	580
5.750%, 3–1–27 (A)	100	103

		1,054

Total Consumer Staples – 4.5%		1,904
Energy

Oil & Gas Equipment & Services – 0.7%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7–15–25 (A)	100	79
Weatherford International Ltd. (GTD by Weatherford International plc and Weatherford International LLC),
11.000%, 12–1–24	350	211

		290

Oil & Gas Exploration & Production – 2.0%
Chesapeake Energy Corp.,
11.500%, 1–1–25 (A)	350	56
Crownrock L.P.,
5.625%, 10–15–25 (A)	310	161
Endeavor Energy Resources L.P.,
5.750%, 1–30–28 (A)	250	170
Matador Resources Co.,
5.875%, 9–15–26	220	62
Targa Resources Partners L.P.:
5.875%, 4–15–26	163	136
5.500%, 3–1–30 (A)	350	272

		857

Oil & Gas Refining & Marketing – 0.2%
PBF Holding Co. LLC,
6.000%, 2–15–28 (A)	132	89

Oil & Gas Storage & Transportation – 1.0%
Cheniere Energy Partners L.P.,
4.500%, 10–1–29 (A)	486	432

Total Energy – 3.9%		1,668

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials

Consumer Finance – 3.3%
Ally Financial, Inc.,
5.750%, 11–20–25	$264	$258
Quicken Loans, Inc.:
5.750%, 5–1–25 (A)	210	209
5.250%, 1–15–28 (A)	320	313
Springleaf Finance Corp.:
6.125%, 3–15–24	185	183
7.125%, 3–15–26	450	440

		1,403

Financial Exchanges & Data – 1.6%
MSCI, Inc.,
4.000%, 11–15–29 (A)	114	113
Refinitiv U.S. Holdings, Inc.:
6.250%, 5–15–26 (A)	150	155
8.250%, 11–15–26 (A)	415	438

		706

Other Diversified Financial Services – 0.8%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2–1–22	150	150
6.250%, 5–15–26	200	189

		339

Property & Casualty Insurance – 0.6%
Hub International Ltd.,
7.000%, 5–1–26 (A)	250	248

Specialized Finance – 2.6%
Banff Merger Sub, Inc.,
9.750%, 9–1–26 (A)	260	229
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6–15–21 (A)	303	302
7.125%, 6–15–24 (A)	331	342
Navient Corp.,
6.500%, 6–15–22	250	242

		1,115

Total Financials – 8.9%		3,811
Health Care

Health Care Facilities – 8.6%
Community Health Systems, Inc.:
6.250%, 3–31–23	874	830
8.000%, 3–15–26 (A)	190	180
DaVita HealthCare Partners, Inc.,
5.000%, 5–1–25	403	403
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.625%, 9–1–28	584	611
3.500%, 9–1–30	350	318
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (A)	361	314
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc.,
9.750%, 12–1–26 (A)	275	261

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Facilities (Continued)
Select Medical Corp.,
6.250%, 8–15–26 (A)	$129	$129
Tenet Healthcare Corp.,
4.875%, 1–1–26 (A)	150	143
THC Escrow Corp. II,
6.750%, 6–15–23	550	507

		3,696

Health Care Services – 1.2%
Envision Healthcare Corp.,
8.750%, 10–15–26 (A)	345	84
IQVIA, Inc.,
5.000%, 5–15–27 (A)	400	409

		493

Health Care Technology – 1.2%
Change Healthcare Holdings, Inc.,
5.750%, 3–1–25 (A)	270	250
Verscend Holding Corp.,
9.750%, 8–15–26 (A)	250	249

		499

Life Sciences Tools & Services – 1.6%
Avantor, Inc.:
6.000%, 10–1–24 (A)	300	314
9.000%, 10–1–25 (A)	340	358

		672

Pharmaceuticals – 4.0%
Bausch Health Cos., Inc.,
6.125%, 4–15–25 (A)	545	537
Endo Ltd., Endo Finance LLC and Endo Finco, Inc.,
6.000%, 7–15–23 (A)	300	217
IMS Health, Inc.,
5.000%, 10–15–26 (A)	200	204
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (A)	252	256
Par Pharmaceutical, Inc.,
7.500%, 4–1–27 (A)	300	299
Valeant Pharmaceuticals International, Inc.,
7.000%, 3–15–24 (A)	215	220

		1,733

Total Health Care – 16.6%		7,093
Industrials

Aerospace & Defense – 3.6%
Bombardier, Inc.:
7.500%, 3–15–25 (A)	311	215
7.875%, 4–15–27 (A)	400	276
TransDigm, Inc. (GTD by TransDigm Group, Inc.),
6.250%, 3–15–26 (A)	1,050	1,045

		1,536

8	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Air Freight & Logistics – 1.0%
XPO Logistics, Inc.:
6.500%, 6–15–22 (A)	$150	$150
6.750%, 8–15–24 (A)	309	302

		452

Building Products – 0.6%
Beacon Escrow Corp.,
4.875%, 11–1–25 (A)	293	264

Construction Machinery & Heavy Trucks – 0.5%
Navistar International Corp. (GTD by Navistar, Inc.),
6.625%, 11–1–25 (A)	240	200

Diversified Support Services – 1.4%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.):
6.500%, 12–15–26	240	244
4.875%, 1–15–28	350	339

		583

Office Services & Supplies – 0.3%
Xerox Corp.,
4.125%, 3–15–23	130	129

Security & Alarm Services – 1.6%
Allied Universal Holdco LLC:
6.625%, 7–15–26 (A)	100	98
9.750%, 7–15–27 (A)	300	283
Prime Security Services Borrower LLC and Prime Finance, Inc.,
5.750%, 4–15–26 (A)	300	294

		675

Trucking – 0.7%
Herc Holdings, Inc.,
5.500%, 7–15–27 (A)	320	298

Total Industrials – 9.7%		4,137
Information Technology

Application Software – 2.5%
Infor (U.S.), Inc.,
6.500%, 5–15–22	330	322
Solera LLC and Solera Finance, Inc.,
10.500%, 3–1–24 (A)	308	302
SS&C Technologies Holdings, Inc.,
5.500%, 9–30–27 (A)	430	443

		1,067

Communications Equipment – 0.2%
SSL Robotics LLC,
9.750%, 12–31–23 (A)	100	103

Data Processing & Outsourced Services – 0.2%
Exela Intermediate LLC and Exela Finance, Inc.,
10.000%, 7–15–23 (A)	320	84

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Technology Hardware, Storage & Peripherals – 0.6%
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc.,
8.625%, 11–15–24 (A)	$295	$262

Total Information Technology – 3.5%		1,516
Materials

Aluminum – 0.9%
Novelis Corp. (GTD by Novelis, Inc.):
5.875%, 9–30–26 (A)	210	206
4.750%, 1–30–30 (A)	209	186

		392

Commodity Chemicals – 1.0%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (A)	215	189
5.250%, 6–1–27 (A)	296	249

		438

Diversified Metals & Mining – 1.1%
First Quantum Minerals Ltd.:
7.250%, 4–1–23 (A)	260	222
7.500%, 4–1–25 (A)	312	260

		482

Metal & Glass Containers – 1.6%
Ball Corp.,
5.250%, 7–1–25	126	137
BWAY Holding Co.:
5.500%, 4–15–24 (A)	323	297
7.250%, 4–15–25 (A)	310	235

		669

Paper Packaging – 1.0%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7–15–23 (A)	420	417

Total Materials – 5.6%		2,398
Real Estate

Hotel & Resort REITs – 1.6%
ESH Hospitality, Inc.,
5.250%, 5–1–25 (A)	290	243
Hilton Domestic Operating Co., Inc.:
5.125%, 5–1–26	250	240
4.875%, 1–15–30	225	191

		674

Real Estate Development – 0.6%
Brookfield Property REIT, Inc.,
5.750%, 5–15–26 (A)	150	122
Howard Hughs Corp.,
5.375%, 3–15–25 (A)	150	145

		267

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized REITs – 2.8%
Iron Mountain, Inc.:
4.875%, 9–15–27 (A)	$240	$233
4.875%, 9–15–29 (A)	300	282
Uniti Group L.P., Uniti Group Finance, Inc. and CSL Capital LLC,
8.250%, 10–15–23	495	381
VICI Properties L.P. and VICI Note Co., Inc.,
4.125%, 8–15–30 (A)	320	303

		1,199

Total Real Estate – 5.0%		2,140
Utilities

Electric Utilities – 2.2%
Calpine Corp.:
4.500%, 2–15–28 (A)	100	97
5.125%, 3–15–28 (A)	300	276
Vistra Operations Co. LLC:
5.625%, 2–15–27 (A)	455	469
5.000%, 7–31–27 (A)	100	102

		944

Independent Power Producers & Energy Traders – 1.0%
NRG Energy, Inc.,
6.625%, 1–15–27	396	412

Multi–Utilities – 0.3%
MEG Energy Corp.,
7.125%, 2–1–27 (A)	244	121

Total Utilities – 3.5%		1,477

TOTAL CORPORATE DEBT SECURITIES – 96.4%		$41,217
(Cost: $45,264)

SHORT–TERM SECURITIES	Shares
Money Market Funds (B) – 0.3%
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.310%	137	137

TOTAL SHORT–TERM SECURITIES – 0.3%		$137
(Cost: $137)

TOTAL INVESTMENT SECURITIES – 96.7%		$41,354
(Cost: $45,401)

CASH AND OTHER ASSETS, NET OF LIABILITIES (C) – 3.3%		1,428

NET ASSETS – 100.0%		$42,782

2020	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $30,544 or 71.1% of net assets.

(B)	Rate shown is the annualized 7-day yield at March 31, 2020.

(C)	Cash of $401 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2020 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	124	6–30–20	12,400	$(17,197)	$(233)
U.S. 2-Year Treasury Note	Short	34	7–6–20	6,800	(7,493)	(18)
U.S. 5-Year Treasury Note	Short	133	7–6–20	13,300	(16,673)	(429)

					$(41,363)	$(680)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$41,217	$—
Short-Term Securities	137	—	—
Total	$137	$41,217	$—

Liabilities
Futures Contracts	$680	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2020

PORTFOLIO HIGHLIGHTS	IVY PROSHARES MSCI ACWI INDEX FUND

ALL DATA IS AS OF MARCH 31, 2020

Asset Allocation

Stocks	99.5%
Information Technology	19.1%
Financials	14.2%
Health Care	13.5%
Consumer Discretionary	10.4%
Industrials	9.5%
Communication Services	9.2%
Consumer Staples	8.8%
Materials	4.4%
Energy	3.7%
Utilities	3.6%
Real Estate	3.1%
Warrants	0.0%
Liabilites (Net of Cash and Other Assets), and Cash Equivalents+	0.5%

Country Weightings

North America	61.0%
United States	57.7%
Other North America	3.3%
Pacific Basin	17.9%
Japan	7.0%
China	3.4%
Other Pacific Basin	7.5%
Europe	19.6%
United Kingdom	4.6%
Other Europe	15.0%
South America	0.6%
Other	0.2%
Bahamas/Caribbean	0.2%
Liabilites (Net of Cash and Other Assets), and Cash Equivalents+	0.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Apple, Inc.	United States	Information Technology	Technology Hardware, Storage & Peripherals
Microsoft Corp.	United States	Information Technology	Systems Software
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
Facebook, Inc., Class A	United States	Communication Services	Interactive Media & Services
Alphabet, Inc., Class C	United States	Communication Services	Interactive Media & Services
Alphabet, Inc., Class A	United States	Communication Services	Interactive Media & Services
Johnson & Johnson	United States	Health Care	Pharmaceuticals
Alibaba Group Holding Ltd. ADR	China	Consumer Discretionary	Internet & Direct Marketing Retail
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
Tencent Holdings Ltd.	China	Communication Services	Interactive Media & Services

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2020	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia

Communication Services – 0.0%
Telstra Corp. Ltd. ADR	13		$24

Consumer Discretionary – 0.0%
Aristocrat Leisure Ltd.	2		23

Consumer Staples – 0.2%
Coca-Cola Amatil Ltd.	4		19
Coles Group Ltd.	3		32
Treasury Wine Estates Ltd.	2		13
Wesfarmers Ltd.	3		60
Woolworths Ltd.	3		68

			192

Energy – 0.0%
Origin Energy Ltd.	6		16
Santos Ltd.	7		14
Woodside Petroleum Ltd.	3		29

			59

Financials – 0.6%
Australia and New Zealand Banking Group Ltd.	7		71
Australian Stock Exchange Ltd.	1		34
Commonwealth Bank of Australia	4		159
Insurance Australia Group Ltd.	7		25
Macquarie Group Ltd.	1		47
National Australia Bank Ltd.	7		71
QBE Insurance Group Ltd.	4		23
Suncorp Group Ltd.	5		25
Westpac Banking Corp.	8		84

			539

Health Care – 0.2%
Cochlear Ltd.	—	*	22
CSL Ltd.	1		214
Ramsay Health Care Ltd.	1		18
Sonic Healthcare Ltd.	2		23

			277

Industrials – 0.1%
Aurizon Holdings Ltd.	8		21
Brambles Ltd.	5		29
Transurban Group	6		48

			98

Information Technology – 0.0%
Computershare Ltd.	3		17

Materials – 0.3%
BHP Group Ltd.	7		133
BHP Group plc	5		76
Fortescue Metals Group Ltd.	5		32
Incitec Pivot Ltd.	11		13
Newcrest Mining Ltd.	2		28
South32 Ltd.	15		16

			298

Real Estate – 0.0%
Dexus	4		23
Goodman Group	5		40

COMMON STOCKS (Continued)	Shares		Value
Real Estate (Continued)
GPT Group	8		$18
Lendlease Group	2		14
Mirvac Group	13		17
Scentre Group	14		13
Stockland Corp. Ltd.	11		16

			141

Utilities – 0.0%
AGL Energy Ltd.	2		26
APA Group	5		30

			56

Total Australia – 1.4%			$1,724
Austria

Financials – 0.0%
Erste Bank der Oesterreichischen Sparkassen AG	1		24

Total Austria – 0.0%			$24
Belgium

Consumer Staples – 0.1%
Anheuser-Busch InBev S.A./N.V.	2		85

Financials – 0.0%
ageas N.V.	1		23
KBC Group N.V.	1		32

			55

Health Care – 0.1%
UCB S.A./N.V.	1		44

Materials – 0.0%
Solvay S.A.	—	*	23
Umicore S.A.	1		30

			53

Total Belgium – 0.2%			$237
Bermuda

Financials – 0.1%
Arch Capital Group Ltd. (A)	1		34
Everest Re Group Ltd.	—	*	23

			57

Total Bermuda – 0.1%			$57
Brazil

Communication Services – 0.0%
Telefonica Brasil S.A.	2		23

Consumer Discretionary – 0.1%
Lojas Renner S.A.	4		25
MercadoLibre, Inc. (A)	—	*	50

			75

Consumer Staples – 0.0%
Ambev S.A.	14		32

COMMON STOCKS (Continued)	Shares		Value
Consumer Staples (Continued)
JBS S.A.	4		$15

			47

Energy – 0.1%
Petroleo Brasileiro S.A.	21		56

Financials – 0.2%
B3 S.A. – Brasil, Bolsa, Balcao	7		48
Banco Bradesco S.A.	14		56
Banco do Brasil S.A.	4		20
BB Seguridade Participacoes S.A.	5		22
Itau Unibanco Holdings S.A.	15		66
Itausa Investimentos Itau S.A.	18		31

			243

Industrials – 0.0%
Localiza Rent a Car S.A.	3		16
Rumo S.A. (A)	6		22
WEG S.A.	6		37

			75

Materials – 0.1%
Vale S.A.	10		82

Real Estate – 0.0%
BR Malls Participacoes S.A.	9		17

Utilities – 0.0%
Equatorial Energia S.A.	2		6

Total Brazil – 0.5%			$624
Canada

Communication Services – 0.0%
BCE, Inc.	1		23
Rogers Communications, Inc., Class B	1		41
Thomson Reuters Corp.	—	*	32

			96

Consumer Discretionary – 0.2%
Canadian Tire Corp. Ltd., Class A	—	*	16
Dollarama, Inc.	1		34
Gildan Activewear, Inc.	1		11
lululemon athletica, Inc. (A)	—	*	51
Magna International, Inc.	1		33
Restaurant Brands International, Inc.	1		24

			169

Consumer Staples – 0.1%
Alimentation Couche-Tard, Inc., Class B	2		52
George Weston Ltd.	—	*	24
Loblaw Cos. Ltd.	1		28
Metro, Inc.	1		33

			137

Energy – 0.5%
AltaGas Ltd.	2		16
Canadian Natural Resources Ltd.	3		45
Cenovus Energy, Inc.	4		7
Enbridge, Inc.	5		149

12	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Energy (Continued)
Inter Pipeline Ltd. (B)	2		$12
Keyera Corp. (B)	1		10
Pembina Pipeline Corp.	2		29
Suncor Energy, Inc.	4		64
TransCanada Corp.	2		106

			438

Financials – 1.1%
Bank of Montreal	1		72
Bank of Nova Scotia (The)	3		112
Brookfield Asset Management, Inc., Class A	2		94
Canadian Imperial Bank of Commerce	1		58
Fairfax Financial Holdings Ltd.	—	*	24
Intact Financial Corp.	1		48
Manulife Financial Corp.	5		64
National Bank of Canada	1		30
Royal Bank of Canada	3		203
Sun Life Financial, Inc.	2		51
Toronto-Dominion Bank	4		178

			934

Industrials – 0.4%
Canadian National Railway Co.	2		143
Canadian Pacific Railway Ltd.	—	*	84
WSP Global, Inc.	1		32

			259

Information Technology – 0.2%
CGI Group, Inc., Class A (A)	1		29
Constellation Software, Inc.	—	*	51
Open Text Corp.	1		31
Shopify, Inc., Class A (A)	—	*	106

			217

Materials – 0.4%
Agnico-Eagle Mines Ltd.	1		27
Barrick Gold Corp.	5		84
Franco-Nevada Corp.	1		60
Kirkland Lake Gold Ltd.	1		19
Nutrien Ltd.	2		57
Teck Cominco Ltd.	1		11
Wheaton Precious Metals Corp.	1		39

			297

Utilities – 0.2%
Emera, Inc.	1		43
Fortis, Inc.	1		50
Hydro One Ltd.	2		33

			126

Total Canada – 3.1%			$2,673
Chile

Consumer Discretionary – 0.0%
Saci Falabella	8		18

COMMON STOCKS (Continued)	Shares		Value
Utilities – 0.1%
Enel Americas S.A.	349		$42

Total Chile – 0.1%			$60
China

Communication Services – 0.9%
58.com, Inc. ADR (A)	—	*	15
Baidu.com, Inc. ADR (A)	1		95
China Mobile Ltd.	17		126
China Tower Corp. Ltd., H Shares	138		31
JOYY, Inc. ADR (A)	—	*	16
NetEase.com, Inc. ADR	—	*	72
Tencent Holdings Ltd.	14		698

			1,053

Consumer Discretionary – 1.1%
Alibaba Group Holding Ltd. ADR (A)	4		794
ANTA Sports Products Ltd.	4		28
Geely Automobile Holdings Ltd.	15		22
Huazhu Group Ltd. ADR	1		15
JD.com, Inc. ADR (A)	2		86
Meituan Dianping, Class B (A)	3		39
New Oriental Education & Technology Group, Inc. ADR (A)	—	*	48
Pinduoduo, Inc. ADR (A)	1		18
Shenzhou International Group Holdings Ltd.	3		29
Trip.com Group Ltd. ADR (A)	1		31
YUM! Brands, Inc.	1		47

			1,157

Consumer Staples – 0.0%
China Mengniu Dairy Co. Ltd.	10		36
Hengan International Group Co. Ltd.	4		32

			68

Energy – 0.1%
China Petroleum & Chemical Corp., H Shares	75		37
China Shenhua Energy Co. Ltd., H Shares	11		21
CNOOC Ltd.	50		52
PetroChina Co. Ltd., H Shares	54		20

			130

Financials – 0.9%
Bank of Communications Co. Ltd.	44		27
BOC Hong Kong (Holdings) Ltd., H Shares	221		84
China Cinda Asset Management Co. Ltd., H Shares	115		21
China CITIC Bank Corp. Ltd., H Shares	52		25
China Construction Bank Corp.	245		199
China Life Insurance Co. Ltd.	5		17
China Life Insurance Co. Ltd., H Shares	25		48
China Merchants Bank Co. Ltd., H Shares	12		56
China Minsheng Banking Corp. Ltd., H Shares	46		34
China Pacific Insurance (Group) Co. Ltd., H Shares	10		30

COMMON STOCKS (Continued)	Shares		Value
Financials (Continued)
CITIC Securities Co. Ltd., H Shares	11		$20
Huatai Securities Co. Ltd., H Shares	19		28
Industrial and Commercial Bank of China Ltd., H Shares	173		118
PICC Property and Casualty Co. Ltd., H Shares	30		29
Ping An Insurance (Group) Co. of China Ltd., H Shares	16		152

			888

Health Care – 0.0%
China Medical System Holdings Ltd.	12		13
CSPC Pharmaceutical Group Ltd.	12		24
WuXi Biologics (Cayman), Inc. (A)	2		25

			62

Industrials – 0.1%
ZTO Express (Cayman), Inc. ADR (A)	2		61

Information Technology – 0.1%
GDS Holdings Ltd. ADR (A)(B)	1		35
Sunny Optical Technology (Group) Co. Ltd.	2		28
Xiaomi Corp., Class B (A)	26		34

			97

Materials – 0.0%
Anhui Conch Cement Co. Ltd., H Shares	5		37

Real Estate – 0.1%
China Evergrande Group (A)(B)	10		16
China Overseas Land & Investment Ltd.	15		46
China Vanke Co. Ltd., H Shares	3		10
Country Garden Holdings Co. Ltd.	23		28
Sunac China Holdings Ltd.	8		35

			135

Utilities – 0.1%
CGN Power Co. Ltd., H Shares	110		25
ENN Energy Holdings Ltd.	3		32

			57

Total China – 3.4%			$3,745
Denmark

Consumer Staples – 0.1%
Carlsberg Group	—	*	36

Financials – 0.0%
Danske Bank A.S. (A)	2		21

Health Care – 0.4%
Coloplast A/S, Class B	—	*	62
Genmab A.S. (A)	—	*	41
Novo Nordisk A/S, Class B	4		260
Novozymes A/S, Class B	1		39

			402

2020	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Industrials – 0.0%
A.P. Moller – Maersk A/S	—	*	$23
DSV Panalpina A/S	1		57
Vestas Wind Systems A/S	—	*	37

			117

Materials – 0.0%
Chr. Hansen Holding A/S	—	*	32

Utilities – 0.1%
Orsted A/S	1		52

Total Denmark – 0.6%			$660
Finland

Energy – 0.0%
Neste Oyj	1		39

Financials – 0.1%
Nordea Bank AB (A)	11		60

Industrials – 0.1%
Kone Oyj, Class B	1		43

Information Technology – 0.1%
Nokia OYJ	15		46

Materials – 0.1%
UPM-Kymmene Corp. (B)	1		40

Total Finland – 0.4%			$228
France

Communication Services – 0.2%
Orange S.A.	5		62
Publicis Groupe S.A.	1		19
Ubisoft Entertainment S.A. (A)	—	*	25
Vivendi Universal	2		51

			157

Consumer Discretionary – 0.6%
Accor S.A.	1		19
Compagnie Generale des Etablissements Michelin, Class B	1		44
Hermes International	—	*	60
LVMH Moet Hennessy – Louis Vuitton	1		252
Peugeot S.A.	2		28
Pinault-Printemps-Redoute S.A.	—	*	103
Renault S.A.	1		11
Sodexo S.A.	—	*	16

			533

Consumer Staples – 0.4%
Carrefour S.A.	2		35
Danone S.A.	1		94
L’Oreal	1		167
Pernod Ricard S.A.	1		79

			375

Energy – 0.2%
Total S.A. (B)	6		219

COMMON STOCKS (Continued)	Shares		Value
Financials – 0.2%
Axa S.A.	4		$75
BNP Paribas S.A.	3		85
Credit Agricole Group	4		29
Societe Generale S.A.	2		35

			224

Health Care – 0.4%
EssilorLuxottica S.A.	1		75
Sanofi-Aventis	3		241

			316

Industrials – 0.5%
Airbus SE	1		88
Bouygues S.A.	1		26
Compagnie de Saint-Gobain	2		36
Edenred S.A.	1		34
Eiffage S.A.	—	*	26
Getlink SE	2		28
Legrand S.A.	1		59
Safran	1		68
Schneider Electric S.A.	1		124
Teleperformance SE	—	*	39
Thales	—	*	27
Vinci	1		97

			652

Information Technology – 0.1%
Atos S.A.	—	*	18
Cap Gemini S.A.	—	*	41
Dassault Systemes S.A.	—	*	58
Ingenico Group	—	*	26

			143

Materials – 0.1%
Arkema S.A.	—	*	23
L Air Liquide S.A.	1		131

			154

Real Estate – 0.1%
Icade	—	*	24
Unibail-Rodamco-Westfield	—	*	25

			49

Utilities – 0.1%
EDF S.A.	2		16
ENGIE	5		50
Suez Environment Co.	2		18
Veolia Environnement S.A.	2		39

			123

Total France – 2.9%			$2,945
Germany

Communication Services – 0.1%
Deutsche Telekom AG, Registered Shares (A)	7		94

Consumer Discretionary – 0.3%
adidas AG	—	*	100
Bayerische Motoren Werke AG	1		46
Continental AG	—	*	19

COMMON STOCKS (Continued)	Shares		Value
Consumer Discretionary (Continued)
Daimler AG	2		$65
Porsche Automobil Holding SE	1		23

			253

Consumer Staples – 0.0%
Beiersdorf Aktiengesellschaft	—	*	31
Henkel AG & Co. KGaA	—	*	22

			53

Financials – 0.4%
Allianz AG, Registered Shares	1		166
Deutsche Bank AG	5		32
Deutsche Boerse AG	—	*	64
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	—	*	63

			325

Health Care – 0.3%
Bayer AG	2		129
Fresenius Medical Care AG & Co. KGaA	1		46
Fresenius SE & Co. KGaA	1		47
Merck KGaA	—	*	33
Sartorius AG (A)	—	*	32

			287

Industrials – 0.3%
Brenntag AG	1		20
Deutsche Post AG	3		67
MTU Aero Engines Holding AG	—	*	22
Siemens AG	2		151

			260

Information Technology – 0.4%
Infineon Technologies AG	3		46
SAP AG	2		267
Wirecard AG (B)	—	*	36

			349

Materials – 0.2%
BASF Aktiengesellschaft	2		106
Covestro AG	1		18
HeidelbergCement AG	—	*	18
Lanxess AG	—	*	20
Symrise AG	—	*	43

			205

Real Estate – 0.2%
Deutsche Wohnen AG	1		34
Vonovia SE	1		60

			94

Utilities – 0.1%
E.ON AG	6		61
RWE Aktiengesellschaft	2		39

			100

Total Germany – 2.3%			$2,020

14	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Hong Kong

Communication Services – 0.0%
HKT Trust and HKT Ltd.	21	$28

Consumer Discretionary – 0.2%
Galaxy Entertainment Group	10	53
Techtronic Industries Co. Ltd.	6	36

		89

Consumer Staples – 0.0%
China Resources Beer (Holdings) Co. Ltd.	7	30
WH Group Ltd.	42	39

		69

Energy – 0.0%
CNPC (Hong Kong) Ltd.	16	9

Financials – 0.6%
Agricultural Bank of China Ltd., H Shares	88	35
AIA Group Ltd.	31	281
BOC Hong Kong (Holdings) Ltd.	15	42
Hang Seng Bank Ltd.	2	41
Hong Kong Exchanges and Clearing Ltd.	4	106

		505

Health Care – 0.0%
Alibaba Health Information Technology Ltd. (A)	11	18
Sino Biopharmaceutical Ltd.	24	31

		49

Industrials – 0.0%
Beijing Enterprises Holdings Ltd.	7	26
CITIC Pacific Ltd.	26	27
Jardine Matheson Holdings Ltd.	1	30
Jardine Strategic Holdings Ltd.	1	18
MTR Corp. Ltd.	6	31
Shanghai Industrial Holdings Ltd.	10	16

		148

Real Estate – 0.5%
Cheung Kong (Holdings) Ltd.	17	100
China Resources Land Ltd.	10	41
Hang Lung Properties Ltd.	16	31
Henderson Land Development Co. Ltd.	7	26
Hongkong Land Holdings Ltd.	6	22
Link (The)	9	73
Longfor Group Holdings Ltd.	7	36
New World Development Co. Ltd.	27	29
Sino Land Co. Ltd.	19	24
Sun Hung Kai Properties Ltd.	5	67
Swire Pacific Ltd., Class A	3	17
Wharf (Holdings) Ltd. (The) (B)	4	17

		483

Utilities – 0.3%
China Gas Holdings Ltd.	6	21
CLP Holdings Ltd.	5	49

COMMON STOCKS (Continued)	Shares		Value
Utilities (Continued)
Guangdong Investment Ltd.	14		$27
Hong Kong & China Gas Co. Ltd.	33		54
Power Assets Holdings Ltd.	7		42

			193

Total Hong Kong – 1.6%			$1,573
India

Consumer Discretionary – 0.0%
Tata Motors Ltd. ADR	6		29

Energy – 0.2%
Reliance Industries Ltd. GDR (C)	5		164

Financials – 0.1%
ICICI Bank Ltd. ADR	13		112

Health Care – 0.1%
Dr. Reddy’s Laboratories Ltd. ADR	3		120

Industrials – 0.1%
Larsen & Toubro Ltd. GDR	8		86

Information Technology – 0.2%
Infosys Technologies Ltd. ADR	14		112
Wipro Ltd. ADR	22		69

			181

Materials – 0.0%
Vedanta Ltd. ADR	9		33

Total India – 0.7%			$725
Indonesia

Communication Services – 0.0%
PT Telekomunikasi Indonesia Persero Tbk	181		35

Consumer Discretionary – 0.0%
PT Astra International Tbk	103		25

Consumer Staples – 0.0%
PT Indofood CBP Sukses Makmur Tbk	32		20
PT Unilever Indonesia Tbk	11		5

			25

Financials – 0.1%
Bank Central Asia Tbk PT	40		68
PT Bank Mandiri (Persero) Tbk	71		20
PT Bank Rakyat Indonesia	181		33

			121

Total Indonesia – 0.1%			$206
Ireland

Consumer Staples – 0.1%
Kerry Group plc, Class A	—	*	58

COMMON STOCKS (Continued)	Shares		Value
Health Care – 0.3%
Medtronic plc	3		$278

Industrials – 0.1%
DCC plc	—	*	24
Kingspan Group plc	1		30
Trane Technologies plc	1		46

			100

Information Technology – 0.3%
Accenture plc, Class A	1		235

Materials – 0.1%
CRH plc	2		60
Smurfit Kappa Group plc	1		25

			85

Total Ireland – 0.9%			$756
Israel

Health Care – 0.0%
Teva Pharmaceutical Industries Ltd. ADR (A)	2		22

Information Technology – 0.0%
NICE Systems Ltd. ADR (A)	—	*	34
Wix.com Ltd. (A)	—	*	18

			52

Total Israel – 0.0%			$74
Italy

Communication Services – 0.0%
Telecom Italia S.p.A. (A)	45		18

Consumer Discretionary – 0.1%
Ferrari N.V.	—	*	41
Moncler S.p.A.	1		27

			68

Energy – 0.1%
Eni S.p.A.	5		54

Financials – 0.2%
Assicurazioni Generali S.p.A.	2		25
Banca Intesa S.p.A.	38		61
FinecoBank S.p.A.	3		23
Mediobanca S.p.A.	3		18
UniCredit S.p.A.	6		43

			170

Industrials – 0.0%
Atlantia S.p.A.	1		18
CNH Industrial N.V.	3		20
Prysmian S.p.A.	1		15

			53

Utilities – 0.2%
ENEL S.p.A.	19		133
Snam S.p.A.	8		36

2020	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Utilities (Continued)
Terna Rete Elettrica Nazionale S.p.A.	6		$35

			204

Total Italy – 0.6%			$567
Japan

Communication Services – 0.7%
Dentsu Group, Inc.	1		15
KDDI Corp.	5		137
Nintendo Co. Ltd.	—	*	112
Nippon Telegraph and Telephone Corp.	2		38
NTT DoCoMo, Inc.	3		97
SoftBank Corp. (B)	3		42
SoftBank Group Corp.	4		149
Z Holdings Corp.	10		31

			621

Consumer Discretionary – 1.2%
Bandai Namco Holdings, Inc.	1		28
Bridgestone Corp.	1		41
Denso Corp.	1		40
Fast Retailing Co. Ltd.	—	*	58
Honda Motor Co. Ltd.	4		92
Makita Corp.	1		28
Nissan Motor Co. Ltd.	5		18
Nitori Co. Ltd.	—	*	28
Oriental Land Co. Ltd.	1		69
Pan Pacific International Holdings Corp.	—	*	7
Panasonic Corp.	6		46
Rakuten, Inc.	3		21
Sekisui House Ltd.	2		36
Shimano, Inc.	—	*	35
Sony Corp.	3		184
Subaru Corp. (B)	2		30
Suzuki Motor Corp.	1		22
Toyota Industries Corp.	1		26
Toyota Motor Corp.	5		321
Yamaha Corp.	—	*	17

			1,147

Consumer Staples – 0.7%
Aeon Co. Ltd.	2		40
Ajinomoto Co., Inc.	2		37
Asahi Breweries Ltd.	1		34
Japan Tobacco, Inc.	3		54
Kao Corp.	1		95
Kikkoman Corp. (B)	1		27
Kirin Brewery Co. Ltd.	2		42
Meiji Holdings Co. Ltd.	—	*	34
Seven & i Holdings Co. Ltd.	2		60
Shiseido Co. Ltd.	1		56
Suntory Beverage & Food Ltd.	1		20
Unicharm Corp.	1		50
Yakult Honsha Co. Ltd.	—	*	22

			571

Energy – 0.0%
Inpex Corp.	4		20

COMMON STOCKS (Continued)	Shares		Value
Energy (Continued)
JXTG Holdings, Inc.	9		$32

			52

Financials – 0.7%
Dai-ichi Mutual Life Insurance Co. (The)	3		41
Daiwa Securities Group, Inc.	8		29
Japan Exchange Group, Inc.	1		26
Japan Post Holdings Co. Ltd.	3		24
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	32		120
Mizuho Financial Group, Inc.	54		62
MS&AD Insurance Group Holdings, Inc.	1		37
Nomura Holdings, Inc.	10		43
ORIX Corp.	5		55
Resona Holdings, Inc.	7		20
Sompo Holdings, Inc. (B)	1		29
Sumitomo Mitsui Financial Group, Inc.	4		86
Sumitomo Mitsui Trust Holdings, Inc.	1		31
T&D Holdings, Inc.	4		34
Tokio Marine Holdings, Inc.	2		74

			711

Health Care – 0.8%
Astellas Pharma, Inc.	5		77
Chugai Pharmaceutical Co. Ltd.	1		74
Daiichi Sankyo Co. Ltd.	1		100
Eisai Co. Ltd.	1		53
M3, Inc.	1		37
Olympus Corp.	4		52
Ono Pharmaceutical Co. Ltd.	1		29
Otsuka Holdings Co. Ltd.	1		44
Santen Pharmaceutical Co. Ltd.	2		27
Shionogi & Co. Ltd.	1		42
Sysmex Corp.	1		37
Takeda Pharmaceutical Co. Ltd.	4		108
Terumo Corp.	2		62

			742

Industrials – 1.6%
All Nippon Airways Co. Ltd. (B)	1		18
Canon, Inc.	2		54
Central Japan Railway Co.	—	*	62
Daikin Industries Ltd.	1		78
East Japan Railway Co.	1		60
FANUC Ltd.	1		69
Hankyu Hanshin Holdings, Inc.	1		38
ITOCHU Corp. (B)	4		76
Keihan Holdings Co. Ltd.	1		34
Keikyu Corp.	2		26
Komatsu Ltd.	3		42
Kubota Corp.	3		38
Marubeni Corp.	5		27
Minebea Mitsumi, Inc.	2		24
MISUMI Group, Inc.	1		26
Mitsubishi Corp.	4		78
Mitsubishi Electric Corp.	5		64
Mitsubishi Heavy Industries Ltd.	1		22
Mitsui & Co. Ltd.	5		63
Nagoya Railroad Co. Ltd.	1		32

COMMON STOCKS (Continued)	Shares		Value
Industrials (Continued)
Nidec Corp.	1		$61
Odakyu Electric Railway Co. Ltd.	1		32
Recruit Holdings Co. Ltd.	3		73
Ricoh Co. Ltd. (B)	2		18
Secom Co. Ltd.	—	*	40
Seibu Holdings, Inc.	1		16
SMC Corp.	—	*	73
Sumitomo Corp.	4		41
Sumitomo Electric Industries Ltd.	3		33
Tokyu Corp.	2		36
Toshiba Corp.	1		31
Toyota Tsusho Corp.	1		20
West Japan Railway Co.	—	*	34

			1,439

Information Technology – 0.9%
FUJIFILM Holdings Corp.	1		46
Fujitsu Ltd.	1		46
Hamamatsu Photonics K.K.	1		32
Hitachi Ltd.	2		69
Hoya Corp.	1		80
Keyence Corp.	—	*	152
Kyocera Corp.	1		50
Murata Manufacturing Co. Ltd.	1		70
OBIC Co. Ltd.	—	*	32
OMRON Corp.	1		40
ROHM Co. Ltd.	—	*	16
Shimadzu Corp.	1		28
TDK Corp.	—	*	33
Tokyo Electron Ltd.	—	*	79
YASKAWA Electric Corp.	1		27

			800

Materials – 0.1%
Asahi Kasei Corp.	4		26
JFE Holdings, Inc.	4		24
Mitsubishi Chemical Holdings Corp.	5		30
Mitsui Chemicals, Inc.	1		25
Nippon Paint Holdings Co. Ltd.	1		29
Nippon Steel Corp.	4		32
Nitto Denko Corp.	1		26
Shin-Etsu Chemical Co. Ltd.	1		97
Sumitomo Chemical Co. Ltd.	6		16
Sumitomo Metal Mining Co. Ltd. (B)	1		21
Teijin Ltd.	2		32
Toray Industries, Inc.	5		23

			381

Real Estate – 0.3%
Daito Trust Construction Co. Ltd.	—	*	18
Daiwa House Industry Co. Ltd.	2		43
Mitsubishi Estate Co. Ltd.	3		47
Mitsui Fudosan Co. Ltd.	2		42
Nippon Building Fund, Inc.	—	*	41
Sumitomo Realty & Development Co. Ltd.	1		25
Tokyu Fudosan Holdings Corp.	4		19

			235

Utilities – 0.0%
Chubu Electric Power Co., Inc.	2		34

16	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Utilities (Continued)
Chugoku Electric Power Co., Inc. (The) (B)	2	$31
Kansai Electric Power Co., Inc.	3	28
Osaka Gas Co. Ltd.	2	30
Tohoku Electric Power Co., Inc.	3	28
Tokyo Electric Power Co., Inc. (The) (A)	6	22
Tokyo Gas Co. Ltd.	1	31

		204

Total Japan – 7.0%		$6,903
Luxembourg

Materials – 0.0%
ArcelorMittal	3	24

Real Estate – 0.0%
Aroundtown S.A.	3	16

Total Luxembourg – 0.0%		$40
Macau

Consumer Discretionary – 0.1%
Sands China Ltd.	13	47
Wynn Macau Ltd.	12	19

		66

Total Macau – 0.1%		$66
Malaysia

Financials – 0.1%
Public Bank Berhad	19	70

Utilities – 0.0%
Tenaga Nasional Berhad	15	40

Total Malaysia – 0.1%		$110
Mexico

Communication Services – 0.1%
America Movil S.A.B. de C.V., Series L	107	64

Consumer Staples – 0.1%
Arca Continental S.A.B. de C.V.	5	21
Coca-Cola FEMSA S.A.B. de C.V.	4	17
Fomento Economico Mexicano S.A.B. de C.V.	8	50
Wal-Mart de Mexico S.A.B. de C.V.	17	40

		128

Financials – 0.0%
Grupo Financiero Banorte S.A.B. de C.V.	11	29

Industrials – 0.0%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	3	18

COMMON STOCKS (Continued)	Shares		Value
Materials – 0.0%
CEMEX S.A.B. de C.V.	97		$20
Grupo Mexico S.A.B. de C.V.	16		30

			50

Total Mexico – 0.2%			$289
Netherlands

Communication Services – 0.0%
Koninklijke KPN N.V.	12		28

Consumer Discretionary – 0.1%
Prosus N.V. (A)	2		109

Consumer Staples – 0.2%
Heineken Holding N.V.	—	*	29
Heineken N.V.	1		55
Koninklijke Ahold Delhaize N.V.	3		66

			150

Energy – 0.4%
Royal Dutch Shell plc, Class A	10		171
Royal Dutch Shell plc, Class B	9		147

			318

Financials – 0.1%
Aegon N.V.	6		16
ING Groep N.V., Certicaaten Van Aandelen	11		56
NN Group N.V.	1		29

			101

Health Care – 0.1%
Koninklijke Philips Electronics N.V., Ordinary Shares	2		91
Qiagen N.V. (A)	1		28

			119

Industrials – 0.0%
Wolters Kluwer N.V.	1		43

Information Technology – 0.4%
Adyen N.V. (A)	—	*	32
ASML Holding N.V., Ordinary Shares	1		289
NXP Semiconductors N.V.	1		56

			377

Materials – 0.2%
Akzo Nobel N.V.	1		41
Koninklijke DSM N.V.	1		68

			109

Total Netherlands – 1.5%			$1,354
Norway

Communication Services – 0.0%
Telenor ASA	2		33

Consumer Staples – 0.0%
Mowi ASA	1		21

COMMON STOCKS (Continued)	Shares		Value
Energy – 0.0%
Equinor ASA	3		$32

Financials – 0.0%
DNB ASA	3		34

Industrials – 0.0%
Orkla ASA	3		25

Materials – 0.0%
Yara International ASA	1		24

Total Norway – 0.0%			$169
Peru

Financials – 0.0%
Credicorp Ltd.	—	*	38

Total Peru – 0.0%			$38
Philippines

Financials – 0.0%
Ayala Corp.	3		26

Real Estate – 0.0%
Ayala Land, Inc.	47		28
SM Prime Holdings, Inc.	53		30

			58

Total Philippines – 0.0%			$84
Poland

Communication Services – 0.0%
Cyfrowy Polsat S.A.	4		21

Energy – 0.0%
Polski Koncern Naftowy Orlen S.A.	1		17

Financials – 0.0%
Bank Pekao S.A.	2		21
PKO Bank Polski S.A.	4		20
Powszechny Zaklad Ubezpieczen S.A.	4		27
Santander Bank Polska S.A.	—	*	16

			84

Total Poland – 0.0%			$122
Portugal

Energy – 0.0%
Galp Energia SGPS S.A., Class B	2		27

Utilities – 0.0%
EDP – Energias de Portugal S.A.	10		39

Total Portugal – 0.0%			$66
Russia

Communication Services – 0.0%
Mobile TeleSystems OJSC ADR	3		26

2020	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Consumer Staples – 0.0%
Magnit PJSC GDR	2		$17

Energy – 0.3%
OAO Novatek GDR	—	*	30
Open Joint Stock Co. Gazprom ADR	13		58
PJSC LUKOIL ADR	1		58
Surgutneftegas PJSC ADR	6		26
Tatneft PJSC	1		28

			200

Financials – 0.1%
Sberbank of Russia PJSC ADR	7		64

Materials – 0.1%
MMC Norilsk Nickel PJSC ADR	2		49
OJSC PhosAgro GDR	2		23

			72

Utilities – 0.0%
PJSC RusHydro ADR	31		22

Total Russia – 0.5%			$401
Singapore

Communication Services – 0.1%
Singapore Telecommunications Ltd.	27		48

Consumer Staples – 0.0%
Wilmar International Ltd.	10		24

Financials – 0.4%
DBS Group Holdings Ltd.	5		67
Oversea-Chinese Banking Corp. Ltd.	9		55
Singapore Exchange Ltd.	8		51
United Overseas Bank Ltd.	4		54

			227

Industrials – 0.2%
Keppel Corp. Ltd. (B)	9		34
Singapore Airlines Ltd.	5		22
Singapore Technologies Engineering Ltd.	13		27

			83

Real Estate – 0.0%
CapitaLand Ltd.	15		30
City Developments Ltd.	5		25
UOL Group Ltd.	7		30

			85

Total Singapore – 0.7%			$467
South Africa

Communication Services – 0.2%
MTN Group Ltd. (B)	5		14
Naspers Ltd., Class N	1		160
Vodacom Group Ltd.	4		25

			199

COMMON STOCKS (Continued)	Shares		Value
Financials – 0.0%
Absa Group Ltd.	3		$12
FirstRand Ltd. (B)	11		25
Nedbank Ltd.	2		10
Old Mutual plc	25		17
Remgro Ltd.	4		27
Sanlam Ltd.	7		19
Standard Bank Group Ltd.	4		21

			131

Materials – 0.0%
AngloGold Ashanti Ltd. (B)	1		23
Impala Platinum Holdings Ltd.	2		8
Mondi plc	2		33
Sasol Ltd. (B)	2		5

			69

Total South Africa – 0.2%			$399
South Korea

Communication Services – 0.1%
Naver Corp.	—	*	59
NCsoft Corp.	—	*	30

			89

Consumer Discretionary – 0.1%
Hyundai Mobis	—	*	28
Hyundai Motor Co.	1		44
Kia Motors Corp.	1		26
LG Electronics, Inc.	—	*	16

			114

Consumer Staples – 0.1%
Korea Tobacco & Ginseng Corp.	1		31
LG Household & Health Care Ltd.	—	*	33

			64

Energy – 0.0%
SK Innovation Co. Ltd.	—	*	19

Financials – 0.0%
Hana Financial Group, Inc.	1		20
KB Financial Group, Inc.	1		33
Mirae Asset Daewoo Co. Ltd.	5		23
Samsung Fire & Marine Insurance Co. Ltd.	—	*	23
Samsung Life Insurance Co. Ltd.	—	*	14
Shinhan Financial Group Co. Ltd.	1		29

			142

Health Care – 0.1%
Celltrion, Inc. (A)	—	*	61

Industrials – 0.0%
Samsung C&T Corp.	—	*	23

Information Technology – 0.5%
Samsung Electronics Co. Ltd.	11		439
Samsung SDI Co. Ltd.	—	*	35
SK hynix, Inc.	2		107

			581

COMMON STOCKS (Continued)	Shares		Value
Materials – 0.2%
LG Chem Ltd.	—	*	$43
POSCO	—	*	34

			77

Utilities – 0.0%
Korea Electric Power Corp.	1		19

Total South Korea – 1.1%			$1,189
Spain

Communication Services – 0.1%
Telefonica S.A.	12		54

Consumer Discretionary – 0.1%
Industria de Diseno Textil S.A.	3		71

Energy – 0.0%
Repsol YPF S.A.	3		28

Financials – 0.2%
Banco Bilbao Vizcaya Argentaria S.A.	18		55
Banco Santander S.A.	39		94
CaixaBank S.A.	11		20

			169

Health Care – 0.0%
Grifols S.A.	1		32

Industrials – 0.0%
Aena S.A.	—	*	24
Ferrovial S.A.	1		31

			55

Information Technology – 0.1%
Amadeus IT Holding S.A.	1		50

Utilities – 0.2%
Iberdrola S.A.	14		137
Red Electrica Corp. S.A.	2		28

			165

Total Spain – 0.7%			$624
Sweden

Consumer Discretionary – 0.0%
H & M Hennes & Mauritz AB (B)	2		28

Consumer Staples – 0.1%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	2		56
Swedish Match AB	1		44

			100

Financials – 0.1%
Investor AB, B Shares	1		53
Kinnevik AB, Class B	1		8
Skandinaviska Enskilda Banken AB, Series A (B)	3		21
Svenska Handelsbanken AB, Class A	4		34

18	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Financials (Continued)
Swedbank AB (A)(B)	2		$25

			141

Industrials – 0.4%
AB Volvo, Class B	4		52
Alfa Laval AB	1		18
Assa Abloy AB, Class B	3		51
Epiroc AB, Class B	6		119
Sandvik AB	3		45

			285

Information Technology – 0.1%
Hexagon AB, Class B	1		30
Telefonaktiebolaget LM Ericsson, B Shares	8		61

			91

Materials – 0.0%
Boliden AB	1		17

Total Sweden – 0.7%			$662
Switzerland

Communication Services – 0.0%
Swisscom AG, Registered Shares	—	*	36

Consumer Discretionary – 0.1%
Compagnie Financiere Richemont S.A.	1		69
Swatch Group Ltd. (The), Bearer Shares	—	*	22

			91

Consumer Staples – 0.9%
Chocoladefabriken Lindt & Sprungli AG (B)	—	*	50
Nestle S.A., Registered Shares	7		747

			797

Financials – 0.5%
Chubb Ltd.	1		113
Credit Suisse Group AG, Registered Shares	7		57
Julius Baer Group Ltd.	1		23
Partners Group Holding AG	—	*	36
Swiss Life Holding Zurich	—	*	24
Swiss Re Ltd.	1		49
UBS Group AG	9		82
Zurich Financial Services, Registered Shares	—	*	112

			496

Health Care – 1.4%
Alcon, Inc. (A)	1		51
Givaudan S.A., Registered Shares	—	*	71
Lonza Group Ltd., Registered Shares	—	*	83
Novartis AG, Registered Shares	5		424
Roche Holdings AG, Genusscheine	2		532
Sonova Holding AG	—	*	34
Straumann Holding AG	—	*	28

COMMON STOCKS (Continued)	Shares		Value
Health Care (Continued)
Vifor Pharma AG	—	*	$27

			1,250

Industrials – 0.3%
ABB Ltd.	5		79
Ferguson plc	1		41
Geberit AG, Registered	—	*	52
Schindler Holding AG	—	*	30
SGS S.A.	—	*	32

			234

Information Technology – 0.1%
STMicroelectronics N.V.	3		54
TEMENOS Group AG	—	*	31

			85

Materials – 0.3%
Clariant Ltd., Registered Shares	1		17
Glencore International plc	32		48
LafargeHolcim Ltd.	1		45
Sika AG	—	*	62

			172

Total Switzerland – 3.6%			$3,161
Taiwan

Communication Services – 0.1%
Chunghwa Telecom Co. Ltd.	13		47

Consumer Staples – 0.0%
President Chain Store Corp.	3		31
Uni-President Enterprises Corp.	19		41

			72

Financials – 0.4%
Cathay Financial Holding Co. Ltd.	30		35
Chailease Holding Co. Ltd.	10		29
Chinatrust Financial Holding Co. Ltd.	68		40
E.Sun Financial Holding Co. Ltd.	52		42
First Commercial Bank Co. Ltd.	48		31
Fubon Financial Holding Co. Ltd.	28		35
Mega Financial Holding Co.	58		55
Yuanta Financial Holdings Co. Ltd.	92		47

			314

Industrials – 0.0%
EVA Airways Corp.	73		21

Information Technology – 0.8%
Advanced Semiconductor Engineering, Inc.	13		25
Asustek Computer, Inc.	3		18
Delta Electronics, Inc.	10		39
Hon Hai Precision Industry Co. Ltd.	38		88
Largan Precision Co. Ltd.	—	*	37
MediaTek, Inc.	5		50
Taiwan Semiconductor Manufacturing Co. Ltd.	58		523
United Microelectronics Corp.	66		30

			810

COMMON STOCKS (Continued)	Shares	Value
Materials – 0.2%
China Steel Corp.	53	$33
Formosa Chemicals & Fiber Corp.	12	26
Formosa Plastics Corp.	16	39
Nan Ya Plastics Corp.	20	37
Taiwan Cement Corp.	23	29

		164

Total Taiwan – 1.5%		$1,428
Thailand

Communication Services – 0.0%
Advanced Info Service Public Co. Ltd.	4	26

Consumer Staples – 0.0%
CP ALL plc	23	42

Energy – 0.0%
PTT Public Co. Ltd.	30	28

Financials – 0.0%
Kasikornbank Public Co. Ltd.	9	25

Industrials – 0.1%
Airports of Thailand Public Co. Ltd.	20	30
BTS Group Holdings Public Co. Ltd.	85	23

		53

Materials – 0.0%
PTT Global Chemical Public Co. Ltd.	14	13
Siam Cement Public Co. Ltd. (The)	3	25

		38

Total Thailand – 0.1%		$212
United Kingdom

Communication Services – 0.2%
BT Group plc	25	36
Informa plc	4	21
Pearson plc	3	17
Vodafone Group plc	68	94
WPP Group plc	4	24

		192

Consumer Discretionary – 0.2%
Aptiv plc	1	31
Barratt Developments plc	4	23
Burberry Group plc	1	21
Compass Group plc	4	58
Fiat S.p.A.	2	17
InterContinental Hotels Group plc	1	29
NEXT plc	1	26
Ocado Group plc (A)	2	24
Persimmon plc	1	34

		263

Consumer Staples – 1.0%
British American Tobacco plc	6	200
Coca-Cola European Partners plc	1	25
Coca-Cola HBC AG	1	23
Diageo plc	6	187

2020	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Consumer Staples (Continued)
Imperial Tobacco Group plc	3		$48
Reckitt Benckiser Group plc	2		138
Tesco plc	25		71
Unilever N.V., Certicaaten Van Aandelen	4		191
Unilever plc	2		119

			1,002

Energy – 0.2%
BP plc	47		192
TechnipFMC plc (A)	1		8

			200

Financials – 1.1%
3i Group plc	3		31
Aviva plc	12		39
Barclays plc	42		48
HSBC Holdings plc	47		264
Legal & General Group plc	19		44
Lloyds Banking Group plc	175		68
London Stock Exchange Group plc, New Ordinary Shares	1		59
Prudential plc	6		79
Royal Bank of Scotland Group plc (The)	14		20
Standard Chartered plc	8		42
Willis Towers Watson plc	—	*	58

			752

Health Care – 0.5%
AstraZeneca plc	3		287
GlaxoSmithKline plc	12		227
Smith & Nephew plc	2		39

			553

Industrials – 0.4%
Allegion plc	—	*	31
Ashtead Group plc	1		31
BAE Systems plc	8		51
Bunzl plc	1		25
Experian plc	2		61
IHS Markit Ltd.	1		54
Intertek Group plc	1		35
Melrose Industries plc	15		17
RELX plc	5		96
Rentokil Initial plc	6		30
Rolls-Royce Group plc	4		19
Smiths Group plc	2		28
Spirax-Sarco Engineering plc	—	*	32

			510

Information Technology – 0.1%
Halma plc	2		38
Sage Group plc	4		28

			66

Materials – 0.7%
Amcor plc	5		38
Anglo American plc	3		52
Croda International plc	1		33
Johnson Matthey plc	1		16

COMMON STOCKS (Continued)	Shares		Value
Materials (Continued)
Linde plc	1		$229
Rio Tinto Ltd.	1		51
Rio Tinto plc	3		122

			541

Utilities – 0.2%
National Grid plc	9		100
SSE plc	3		51
United Utilities Group plc	3		33

			184

Total United Kingdom – 4.6%			$4,263
United States

Communication Services – 6.4%
Activision Blizzard, Inc.	2		124
Alphabet, Inc., Class A (A)	1		842
Alphabet, Inc., Class C (A)	1		881
AT&T, Inc.	17		509
CenturyLink, Inc.	3		25
Charter Communications, Inc., Class A (A)	—	*	171
Comcast Corp., Class A	11		374
Discovery, Inc. (A)	2		27
Electronic Arts, Inc. (A)	1		79
Facebook, Inc., Class A (A)	6		976
Fox Corp., Class A	1		34
IAC/InterActiveCorp (A)	—	*	36
Liberty Broadband Corp. (A)	—	*	41
Liberty Global, Inc., Series C (A)	2		29
Liberty Media Corp., Class C (A)	1		19
Live Nation, Inc. (A)	1		23
Netflix, Inc. (A)	1		408
Omnicom Group, Inc.	1		29
SBA Communications Corp.	—	*	83
Sirius XM Holdings, Inc. (B)	5		23
Take-Two Interactive Software, Inc. (A)	—	*	40
T-Mobile U.S., Inc. (A)	1		66
Twitter, Inc. (A)	2		46
Verizon Communications, Inc.	10		529
ViacomCBS, Inc., Class B	1		14
Walt Disney Co. (The)	4		414

			5,842

Consumer Discretionary – 5.8%
Amazon.com, Inc. (A)	1		1,987
Aramark	1		15
AutoZone, Inc. (A)	—	*	52
Best Buy Co., Inc.	1		42
Booking Holdings, Inc. (A)	—	*	147
Burlington Stores, Inc. (A)	—	*	32
CarMax, Inc. (A)	—	*	26
Carnival Corp.	1		12
Chipotle Mexican Grill, Inc., Class A (A)	—	*	46
D.R. Horton, Inc.	1		32
Darden Restaurants, Inc.	—	*	19
Dollar General Corp.	1		93
Dollar Tree, Inc. (A)	1		44
Domino’s Pizza, Inc.	—	*	39
eBay, Inc.	2		63

COMMON STOCKS (Continued)	Shares		Value
Consumer Discretionary (Continued)
Expedia, Inc.	—	*	$23
Ford Motor Co.	10		47
Garmin Ltd.	—	*	27
General Motors Co.	3		62
Genuine Parts Co.	—	*	26
Hasbro, Inc.	—	*	27
Home Depot, Inc. (The)	3		498
Kohl’s Corp.	1		8
Las Vegas Sands, Inc.	1		40
Lennar Corp.	1		34
LKQ Corp. (A)	1		23
Lowe’s Co., Inc.	2		169
Marriott International, Inc., Class A	1		54
McDonalds Corp.	2		296
MGM Resorts International	2		18
NIKE, Inc., Class B	3		252
Norwegian Cruise Line Holdings Ltd. (A)	1		7
NVR, Inc. (A)	—	*	23
O’Reilly Automotive, Inc. (A)	—	*	58
Pulte Homes, Inc.	1		18
Roku, Inc. (A)	—	*	19
Ross Stores, Inc.	1		79
Royal Caribbean Cruises Ltd.	—	*	15
Starbucks Corp.	3		196
TAL Education Group ADR (A)	2		85
Target Corp.	1		125
Tesla Motors, Inc. (A)	—	*	179
Tiffany & Co.	—	*	57
TJX Cos., Inc. (The)	3		141
Tractor Supply Co.	—	*	34
Ulta Beauty, Inc. (A)	—	*	31
V.F. Corp.	1		46
Vail Resorts, Inc.	—	*	20
Wayfair, Inc., Class A (A)(B)	—	*	11
Whirlpool Corp.	—	*	22
Wynn Resorts Ltd.	—	*	16
YUM! Brands, Inc.	1		54

			5,489

Consumer Staples – 4.6%
Altria Group, Inc.	5		180
Archer Daniels Midland Co.	2		54
Brown-Forman Corp., Class B	1		43
Bunge Ltd.	—	*	13
Campbell Soup Co.	1		26
Church & Dwight Co., Inc.	1		42
Clorox Co. (The)	—	*	56
Coca-Cola Co. (The)	10		423
Colgate-Palmolive Co.	2		136
ConAgra Foods, Inc.	2		46
Constellation Brands, Inc.	—	*	58
Costco Wholesale Corp.	1		296
Estee Lauder Co., Inc. (The), Class A	1		87
General Mills, Inc.	1		77
Hershey Foods Corp.	—	*	47
Hormel Foods Corp.	1		37
J.M. Smucker Co. (The)	—	*	39
Kellogg Co.	1		42
Kimberly-Clark Corp.	1		108
Kraft Foods Group, Inc.	2		52
Kroger Co. (The)	2		65
Lamb Weston Holdings, Inc.	—	*	26

20	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Consumer Staples (Continued)
McCormick & Co., Inc.	—	*	$47
Molson Coors Beverage Co.	1		23
Mondelez International, Inc., Class A	3		167
Monster Beverage Corp. (A)	1		65
PepsiCo, Inc.	3		392
Philip Morris International, Inc.	4		278
Procter & Gamble Co. (The)	6		659
Sysco Corp.	1		50
Tyson Foods, Inc.	1		43
Walgreen Co.	2		89
Wal-Mart Stores, Inc.	3		377

			4,143

Energy – 1.6%
Apache Corp.	1		5
Cabot Oil & Gas Corp.	1		23
CF Industries Holdings, Inc.	1		19
Cheniere Energy, Inc. (A)	1		21
Chevron Corp.	5		326
Concho Resources, Inc.	1		27
ConocoPhillips	3		83
Devon Energy Corp.	1		10
Diamondback Energy, Inc.	—	*	12
EOG Resources, Inc.	1		54
Exxon Mobil Corp.	10		375
Halliburton Co.	2		17
Hess Corp.	1		28
Kinder Morgan, Inc.	5		65
Marathon Oil Corp.	2		8
Marathon Petroleum Corp.	2		42
National Oilwell Varco, Inc.	2		16
Noble Energy, Inc.	1		9
Occidental Petroleum Corp. (B)	2		27
ONEOK, Inc.	1		22
Phillips 66	1		57
Pioneer Natural Resources Co.	—	*	34
Schlumberger Ltd.	4		49
Targa Resources Corp.	1		4
Valero Energy Corp.	1		47
Williams Co., Inc. (The)	3		48

			1,428

Financials – 5.9%
Aflac, Inc.	2		56
Alleghany Corp.	—	*	26
Allstate Corp. (The)	1		73
Ally Financial, Inc.	1		17
American Express Co.	2		135
American International Group, Inc.	2		53
Ameriprise Financial, Inc.	—	*	38
Annaly Capital Management, Inc.	4		21
Aon plc	1		104
Arthur J. Gallagher & Co.	1		41
Bank of America Corp.	22		461
Bank of New York Mellon Corp. (The)	2		69
Berkshire Hathaway, Inc., Class B (A)	3		554
BlackRock, Inc., Class A	—	*	125
Blackstone Group, Inc. (The), Class A	2		80
Capital One Financial Corp.	1		56
Charles Schwab Corp. (The)	3		97
Chicago Board Options Exchange, Inc.	—	*	25

COMMON STOCKS (Continued)	Shares		Value
Financials (Continued)
Cincinnati Financial Corp.	—	*	$34
Citigroup, Inc.	6		237
Citizens Financial Group, Inc.	1		23
CME Group, Inc.	1		145
Comerica, Inc.	—	*	14
Discover Financial Services	1		29
E*TRADE Financial Corp.	1		26
Fifth Third Bancorp	2		26
First Republic Bank	—	*	34
FNF Group	1		29
Franklin Resources, Inc.	1		19
Goldman Sachs Group, Inc. (The)	1		128
Hartford Financial Services Group, Inc. (The)	1		29
Huntington Bancshares, Inc.	3		27
Intercontinental Exchange, Inc.	1		99
Invesco Ltd.	1		12
JPMorgan Chase & Co.	8		692
KeyCorp	3		33
KKR & Co.	2		36
Lincoln National Corp.	1		16
Loews Corp.	1		28
M&T Bank Corp.	—	*	40
Markel Corp. (A)	—	*	34
MarketAxess Holdings, Inc.	—	*	34
Marsh & McLennan Cos., Inc.	1		117
MetLife, Inc.	2		55
Moody’s Corp.	—	*	82
Morgan Stanley	3		106
MSCI, Inc., Class A	—	*	72
NASDAQ, Inc.	—	*	26
Northern Trust Corp.	1		40
PNC Financial Services Group, Inc. (The)	1		103
Principal Financial Group, Inc.	1		26
Progressive Corp. (The)	1		103
Prudential Financial, Inc.	1		54
Raymond James Financial, Inc.	—	*	22
Regions Financial Corp.	3		31
S&P Global, Inc.	1		151
State Street Corp.	1		62
SVB Financial Group (A)	—	*	23
Synchrony Financial	2		24
T. Rowe Price Group, Inc.	1		63
TD Ameritrade Holding Corp.	1		25
Travelers Co., Inc. (The)	1		59
Truist Financial Corp.	3		95
U.S. Bancorp	4		121
Voya Financial, Inc.	1		25
Wells Fargo & Co.	10		293
Zions Bancorporation	1		21

			5,654

Health Care – 8.8%
Abbott Laboratories	4		322
AbbVie, Inc.	4		286
Abiomed, Inc. (A)	—	*	17
Agilent Technologies, Inc.	1		58
Alexion Pharmaceuticals, Inc. (A)	1		55
Align Technology, Inc. (A)	—	*	37
Allergan plc	1		149
Alnylam Pharmaceuticals, Inc. (A)	—	*	43
AmerisourceBergen Corp.	—	*	33

COMMON STOCKS (Continued)	Shares		Value
Health Care (Continued)
Amgen, Inc.	1		$302
Anthem, Inc.	1		137
Bausch Health Cos., Inc. (A)	1		17
Baxter International, Inc.	1		94
Becton Dickinson & Co.	1		144
Biogen, Inc. (A)	1		162
BioMarin Pharmaceutical, Inc. (A)	1		44
Boston Scientific Corp. (A)	3		105
Bristol-Myers Squibb Co.	6		321
Cardinal Health, Inc.	1		38
Centene Corp. (A)	2		96
Cerner Corp.	1		51
Cigna Corp.	1		171
Cooper Cos., Inc. (The)	—	*	40
CVS Caremark Corp.	3		192
Danaher Corp.	1		200
Dentsply Sirona, Inc.	1		28
DexCom, Inc. (A)	—	*	67
Edwards Lifesciences Corp. (A)	1		101
Elanco Animal Health, Inc. (A)	1		27
Eli Lilly and Co.	2		295
Exact Sciences Corp. (A)	—	*	21
Gilead Sciences, Inc.	3		237
HCA Holdings, Inc.	1		65
Henry Schein, Inc. (A)	1		27
Hologic, Inc. (A)	1		27
Humana, Inc.	—	*	105
IDEXX Laboratories, Inc. (A)	—	*	57
Illumina, Inc. (A)	—	*	107
Incyte Corp. (A)	1		38
Intuitive Surgical, Inc. (A)	—	*	143
Ionis Pharmaceuticals, Inc. (A)	—	*	20
Jazz Pharmaceuticals plc (A)	—	*	21
Johnson & Johnson	6		836
Laboratory Corp. of America Holdings (A)	—	*	41
McKesson Corp.	—	*	62
Merck & Co., Inc.	6		472
Mettler-Toledo International, Inc. (A)	—	*	53
Mylan, Inc. (A)	1		20
PerkinElmer, Inc.	—	*	28
Perrigo Co. Ltd.	—	*	18
Pfizer, Inc.	13		435
Quest Diagnostics, Inc.	—	*	34
Quintiles Transnational Holdings, Inc. (A)	—	*	50
Regeneron Pharmaceuticals, Inc. (A)	—	*	106
ResMed, Inc.	—	*	62
STERIS plc	—	*	31
Stryker Corp.	1		132
Teleflex, Inc.	—	*	36
Thermo Fisher Scientific, Inc.	1		269
UnitedHealth Group, Inc.	2		555
Universal Health Services, Inc., Class B	—	*	23
Varian Medical Systems, Inc. (A)	—	*	29
Veeva Systems, Inc., Class A (A)	—	*	54
Vertex Pharmaceuticals, Inc. (A)	1		157
Waters Corp. (A)	—	*	37
Zimmer Holdings, Inc.	—	*	50
Zoetis, Inc.	1		142

			8,232

2020	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Industrials – 4.8%
3M Co.	1		$194
AMETEK, Inc.	1		41
Arconic, Inc.	1		19
Boeing Co. (The)	1		193
C.H. Robinson Worldwide, Inc.	—	*	26
Caterpillar, Inc.	1		167
Cintas Corp.	—	*	38
Copart, Inc. (A)	1		45
CoStar Group, Inc. (A)	—	*	61
CSX Corp.	2		106
Cummins, Inc.	—	*	51
Deere & Co.	1		100
Dover Corp.	—	*	40
Eaton Corp.	1		79
Emerson Electric Co.	2		75
Equifax, Inc.	—	*	41
Expeditors International of Washington, Inc.	1		37
Fastenal Co.	2		51
FedEx Corp.	1		78
Fortive Corp.	1		43
General Dynamics Corp.	1		73
General Electric Co.	22		173
HEICO Corp., Class A	—	*	24
Honeywell International, Inc.	2		221
IDEX Corp.	—	*	33
Illinois Tool Works, Inc.	1		113
Ingersoll-Rand, Inc. (A)	—	*	12
Jacobs Engineering Group, Inc.	—	*	31
Johnson Controls, Inc.	2		49
Kansas City Southern	—	*	38
L3Harris Technologies, Inc.	1		97
Lennox International, Inc.	—	*	22
Lockheed Martin Corp.	1		202
Masco Corp.	1		39
Norfolk Southern Corp.	1		94
Northrop Grumman Corp.	—	*	122
Old Dominion Freight Line, Inc.	—	*	44
PACCAR, Inc.	1		53
Parker Hannifin Corp.	—	*	46
Raytheon Co.	1		81
Republic Services, Inc., Class A	—	*	31
Rockwell Automation, Inc.	—	*	56
Roper Industries, Inc.	—	*	76
Snap-on, Inc.	—	*	22
Stanley Black & Decker, Inc.	—	*	43
Textron, Inc.	1		16
TransDigm Group, Inc.	—	*	43
TransUnion	1		35
Union Pacific Corp.	2		248
United Parcel Service, Inc., Class B	2		159
United Rentals, Inc. (A)	—	*	26
United Technologies Corp.	2		178
Verisk Analytics, Inc., Class A	—	*	46
W.W. Grainger, Inc.	—	*	33
Waste Connections, Inc.	1		52
Waste Management, Inc.	1		81
Westinghouse Air Brake Technologies Corp.	1		28
XPO Logistics, Inc. (A)(B)	—	*	15
Xylem, Inc.	1		36

			4,276

COMMON STOCKS (Continued)	Shares		Value
Information Technology – 14.6%
Adobe, Inc. (A)	1		$373
Advanced Micro Devices, Inc. (A)	3		124
Akamai Technologies, Inc. (A)	—	*	43
Amphenol Corp., Class A	1		58
Analog Devices, Inc.	1		82
ANSYS, Inc. (A)	—	*	53
Apple, Inc.	11		2,765
Applied Materials, Inc.	3		115
Arista Networks, Inc. (A)	—	*	28
Autodesk, Inc. (A)	1		90
Automatic Data Processing, Inc.	1		125
Broadcom Corp., Class A	1		229
Broadridge Financial Solutions, Inc.	—	*	29
Cadence Design Systems, Inc. (A)	1		52
CDW Corp.	—	*	34
Check Point Software Technologies Ltd. (A)	—	*	33
Cisco Systems, Inc.	10		402
Citrix Systems, Inc.	—	*	47
Cognex Corp.	1		29
Cognizant Technology Solutions Corp., Class A	1		60
Computer Sciences Corp.	1		13
Corning, Inc.	2		42
Dell Technologies, Inc., Class V (A)	1		20
EPAM Systems, Inc. (A)	—	*	31
F5 Networks, Inc. (A)	—	*	15
FactSet Research Systems, Inc.	—	*	27
Fidelity National Information Services, Inc.	1		174
Fiserv, Inc. (A)	1		138
FleetCor Technologies, Inc. (A)	—	*	41
Fortinet, Inc. (A)	—	*	41
Garter, Inc., Class A (A)	—	*	29
Global Payments, Inc.	1		107
GoDaddy, Inc., Class A (A)	1		29
Hewlett Packard Enterprise Co.	4		35
Hewlett-Packard Co.	4		68
Intel Corp.	11		588
International Business Machines Corp.	2		231
Intuit, Inc.	1		147
Juniper Networks, Inc.	1		20
Keysight Technologies, Inc. (A)	1		46
KLA Corp.	—	*	62
Lam Research Corp.	—	*	96
Leidos Holdings, Inc.	—	*	33
Marvell Technology Group Ltd.	2		44
MasterCard, Inc., Class A	2		525
Maxim Integrated Products, Inc.	1		42
Microchip Technology, Inc. (B)	1		46
Micron Technology, Inc. (A)	3		116
Microsoft Corp.	17		2,755
Motorola Solutions, Inc.	—	*	55
NetApp, Inc.	1		30
NortonLifeLock, Inc.	2		36
NVIDIA Corp.	1		385
Okta, Inc. (A)	—	*	39
ON Semiconductor Corp. (A)	1		18
Oracle Corp.	6		274
Palo Alto Networks, Inc. (A)	—	*	44
Paychex, Inc.	1		42
Paycom Software, Inc. (A)	—	*	30

COMMON STOCKS (Continued)	Shares		Value
Information Technology (Continued)
PayPal, Inc. (A)	3		$260
PTC, Inc. (A)	—	*	27
Qorvo, Inc. (A)	—	*	30
QUALCOMM, Inc.	3		205
salesforce.com, Inc. (A)	2		292
Seagate Technology	1		35
ServiceNow, Inc. (A)	1		144
Skyworks Solutions, Inc.	—	*	42
Snap, Inc., Class A (A)	2		25
Splunk, Inc. (A)	—	*	53
Square, Inc., Class A (A)	1		45
SS&C Technologies Holdings, Inc.	1		28
Synopsys, Inc. (A)	—	*	47
TE Connectivity Ltd.	1		54
Texas Instruments, Inc.	2		232
Trimble Navigation Ltd. (A)	1		30
Twilio, Inc., Class A (A)	—	*	29
VeriSign, Inc. (A)	—	*	55
Visa, Inc., Class A	4		659
VMware, Inc., Class A (A)(B)	—	*	27
Western Digital Corp.	1		32
Workday, Inc., Class A (A)	—	*	51
Xilinx, Inc.	1		53
Zebra Technologies Corp., Class A (A)(C)	—	*	29

			13,769

Materials – 1.3%
Air Products and Chemicals, Inc.	1		100
Avery Dennison Corp.	—	*	34
Ball Corp.	1		51
Celanese Corp., Series A	—	*	29
Corteva, Inc.	2		44
Crown Holdings, Inc. (A)	—	*	25
Dow, Inc.	2		57
DuPont De Nemours, Inc.	2		64
Eastman Chemical Co.	1		26
Ecolab, Inc.	1		92
FMC Corp.	—	*	38
Freeport-McMoRan Copper & Gold, Inc., Class B	4		25
International Flavors & Fragrances, Inc. (B)	—	*	27
International Paper Co.	1		31
LyondellBasell Industries N.V., Class A	1		38
Martin Marietta Materials, Inc.	—	*	34
Mosaic Co. (The)	1		16
Newmont Corp.	2		91
Nucor Corp.	1		32
Packaging Corp. of America	—	*	23
PPG Industries, Inc.	1		47
Sherwin-Williams Co. (The)	—	*	90
Vulcan Materials Co.	—	*	40
WestRock Co.	1		26
Weyerhaeuser Co.	2		40

			1,120

Real Estate – 1.9%
Alexandria Real Estate Equities, Inc.	—	*	50
American Tower Corp., Class A	1		234
AvalonBay Communities, Inc.	—	*	49

22	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Real Estate (Continued)
Boston Properties, Inc.	1		$46
CB Richard Ellis Group, Inc. (A)	1		29
Crown Castle International Corp.	1		147
Digital Realty Trust, Inc.	1		77
Duke Realty Corp.	1		46
Equinix, Inc.	—	*	145
Equity Residential	1		54
Essex Property Trust, Inc.	—	*	39
Extra Space Storage, Inc.	—	*	38
Healthpeak Properties, Inc.	1		28
Hilton Worldwide Holdings, Inc.	1		52
Host Hotels & Resorts, Inc.	3		30
Invitation Homes, Inc.	2		33
Iron Mountain, Inc.	1		26
Mid-America Apartment Communities, Inc.	—	*	34
ProLogis, Inc.	2		136
Public Storage, Inc.	—	*	65
Realty Income Corp.	1		42
Simon Property Group, Inc.	1		41
Sun Communities, Inc.	—	*	39
UDR, Inc.	1		30
Ventas, Inc.	1		27
W.P. Carey, Inc.	1		30
Welltower, Inc.	1		46

			1,613

Utilities – 2.0%
AES Corp. (The)	2		30
Alliant Energy Corp.	1		31
Ameren Corp.	1		39
American Electric Power Co., Inc.	1		81
American Water Works Co., Inc.	—	*	56
Atmos Energy Corp.	—	*	30
CenterPoint Energy, Inc.	1		21
CMS Energy Corp.	1		41
Consolidated Edison, Inc.	1		50
Dominion Energy, Inc.	2		137
DTE Energy Co.	—	*	35

COMMON STOCKS (Continued)	Shares		Value
Utilities (Continued)
Duke Energy Corp.	2		$136
Edison International	1		53
Entergy Corp.	—	*	40
Evergy, Inc.	1		34
Eversource Energy	1		52
Exelon Corp.	2		75
FirstEnergy Corp.	1		51
NextEra Energy, Inc.	1		263
NiSource, Inc.	1		29
NRG Energy, Inc.	1		25
Pinnacle West Capital Corp.	—	*	24
PPL Corp.	2		42
Public Service Enterprise Group, Inc.	1		52
Sempra Energy	1		75
Southern Co. (The)	2		126
UGI Corp.	1		18
Vistra Energy Corp.	1		19
WEC Energy Group, Inc.	1		64
Xcel Energy, Inc.	1		63

			1,792

Total United States – 57.7%			$53,358

TOTAL COMMON STOCKS – 99.2%			$94,303
(Cost: $100,474)

PREFERRED STOCKS
Germany

Consumer Discretionary – 0.1%
Volkswagen AG, 2.260%	1		62

Consumer Staples – 0.1%
Henkel AG & Co. KGaA	—	*	37

Total Germany – 0.2%			$99

PREFERRED STOCKS (Continued)	Shares	Value
South Korea

Information Technology – 0.1%
Samsung Electronics Co. Ltd.	2	$66

Total South Korea – 0.1%		$66

TOTAL PREFERRED STOCKS – 0.3%		$165
(Cost: $216)

WARRANTS
Thailand – 0.0%
BTS Group Holdings Public Co. Ltd., Expires 12–30–40 (D)	8	—	*

TOTAL WARRANTS – 0.0%		$—	*
(Cost: $–)

SHORT-TERM SECURITIES
Money Market Funds – 0.8% (E)
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares 0.390% (F)	745	745

TOTAL SHORT-TERM SECURITIES – 0.8%		$745
(Cost: $745)

TOTAL INVESTMENT SECURITIES – 100.3%		$95,213
(Cost: $101,435)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(296)

NET ASSETS – 100.0%		$94,917

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,004 are on loan.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the total value of these securities amounted to $193 or 0.2% of net assets.

(D)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Rate shown is the annualized 7-day yield at March 31, 2020.

(F)	Investment made with cash collateral received from securities on loan.

2020	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1		Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$6,274		$2,580	$—
Consumer Discretionary	6,941		2,876	—
Consumer Staples	4,538		3,738	—
Energy	2,014		1,503	—
Financials	7,312		6,174	—
Health Care	8,680		4,166	—
Industrials	4,863		4,154	—
Information Technology	14,577		3,389	—
Materials	1,898		2,276	—
Real Estate	1,630		1,296	—
Utilities	1,924		1,500	—
Total Common Stocks	$60,651		$33,652	$—
Preferred Stocks	—		165	—
Warrants	—	*	—	—
Short-Term Securities	745		—	—
Total	$61,396		$33,817	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Information Technology	19.1%
Financials	14.2%
Health Care	13.5%
Consumer Discretionary	10.4%
Industrials	9.5%
Communication Services	9.2%
Consumer Staples	8.8%
Materials	4.4%
Energy	3.7%
Utilities	3.6%
Real Estate	3.1%
Other+	0.5%

+	Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

24	SEMIANNUAL REPORT	2020

PORTFOLIO HIGHLIGHTS	IVY PROSHARES RUSSELL 2000 DIVIDEND GROWERS INDEX FUND

ALL DATA IS AS OF MARCH 31, 2020 (UNAUDITED)

Asset Allocation

Stocks	99.8%
Utilities	24.9%
Industrials	18.0%
Financials	15.0%
Consumer Staples	13.8%
Materials	8.5%
Health Care	8.2%
Real Estate	4.9%
Information Technology	3.2%
Consumer Discretionary	2.3%
Communication Services	1.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.2%

Top 10 Equity Holdings

Company	Sector	Industry
Utah Medical Products, Inc.	Health Care	Health Care Supplies
Tootsie Roll Industries, Inc.	Consumer Staples	Packaged Foods & Meats
RLI Corp.	Financials	Property & Casualty Insurance
Balchem Corp.	Materials	Specialty Chemicals
Stepan Co.	Materials	Specialty Chemicals
Southwest Gas Corp.	Utilities	Gas Utilities
Andersons, Inc. (The)	Consumer Staples	Food Distributors
National HealthCare Corp.	Health Care	Health Care Facilities
Lancaster Colony Corp.	Consumer Staples	Packaged Foods & Meats
Southside Bancshares, Inc.	Financials	Regional Banks

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2020	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	IVY PROSHARES RUSSELL 2000 DIVIDEND GROWERS INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Publishing – 1.0%
Meredith Corp. (A)	75	$912

Total Communication Services – 1.0%		912
Consumer Discretionary

Automotive Retail – 1.0%
Group 1 Automotive, Inc.	21	934

Homefurnishing Retail – 1.3%
Aaron Rents, Inc.	50	1,128

Total Consumer Discretionary – 2.3%		2,062
Consumer Staples

Food Distributors – 1.9%
Andersons, Inc. (The)	90	1,681

Packaged Foods & Meats – 7.1%
Calavo Growers, Inc.	28	1,625
J&J Snack Foods Corp. (A)	11	1,293
Lancaster Colony Corp.	11	1,657
Tootsie Roll Industries, Inc. (A)	51	1,851

		6,426

Personal Products – 1.6%
Inter Parfums, Inc.	31	1,417

Tobacco – 3.2%
Universal Corp.	35	1,537
Vector Group Ltd.	149	1,402

		2,939

Total Consumer Staples – 13.8%		12,463
Financials

Investment Banking & Brokerage – 1.6%
Northwest Bancshares, Inc.	122	1,406

Life & Health Insurance – 1.6%
American Equity Investment Life Holding Co.	76	1,433

Property & Casualty Insurance – 2.1%
RLI Corp.	21	1,849

Regional Banks – 9.7%
BancFirst Corp.	37	1,222
Community Bank System, Inc.	27	1,609
Southside Bancshares, Inc.	54	1,629
Tompkins Financial Corp.	21	1,536
UMB Financial Corp.	30	1,387
United Bankshares, Inc.	61	1,414

		8,797

Total Financials – 15.0%		13,485

COMMON STOCKS (Continued)	Shares	Value
Health Care

Health Care Facilities – 2.8%
National HealthCare Corp.	23	$1,659
Pennant Group, Inc. (B)	62	884

		2,543

Health Care Services – 1.6%
Ensign Group, Inc. (The)	38	1,421

Health Care Supplies – 3.8%
Atrion Corp.	2	1,565
Utah Medical Products, Inc.	20	1,883

		3,448

Total Health Care – 8.2%		7,412
Industrials

Agricultural & Farm Machinery – 1.8%
Lindsay Corp.	18	1,608

Commercial Printing – 1.7%
Brady Corp., Class A	35	1,591

Diversified Support Services – 4.8%
Healthcare Services Group, Inc.	64	1,535
Matthews International Corp.	59	1,430
McGrath RentCorp	26	1,380

		4,345

Environmental & Facilities Services – 1.4%
ABM Industries, Inc.	51	1,237

Industrial Machinery – 5.1%
Franklin Electric Co., Inc.	33	1,554
Gorman-Rupp Co. (The)	51	1,604
Hillenbrand, Inc.	74	1,415

		4,573

Office Services & Supplies – 1.5%
MSA Safety, Inc.	13	1,347

Trading Companies & Distributors – 1.7%
GATX Corp.	24	1,525

Total Industrials – 18.0%		16,226
Information Technology

Data Processing & Outsourced Services – 1.6%
Cass Information Systems, Inc.	40	1,409

Electronic Equipment & Instruments – 1.6%
Badger Meter, Inc.	27	1,464

Total Information Technology – 3.2%		2,873
Materials

Specialty Chemicals – 8.5%
Balchem Corp.	18	1,777
H.B. Fuller Co.	44	1,225

COMMON STOCKS (Continued)	Shares	Value
Specialty Chemicals (Continued)
Quaker Chemical Corp. (A)	11	$1,379
Sensient Technologies Corp.	35	1,530
Stepan Co.	20	1,774

		7,685

Total Materials – 8.5%		7,685
Real Estate

Health Care REITs – 2.8%
National Health Investors, Inc.	20	1,001
Universal Health Realty Income Trust	15	1,551

		2,552

Retail REITs – 2.1%
Tanger Factory Outlet Centers, Inc.	145	725
Urstadt Biddle Properties, Inc., Class A	83	1,176

		1,901

Total Real Estate – 4.9%		4,453
Utilities

Electric Utilities – 3.1%
ALLETE, Inc.	23	1,371
Portland General Electric Co.	30	1,415

		2,786

Gas Utilities – 10.5%
Chesapeake Utilities Corp.	18	1,538
New Jersey Resources Corp.	45	1,538
Northwest Natural Gas Co.	25	1,536
South Jersey Industries, Inc.	61	1,532
Southwest Gas Corp.	24	1,704
Spire, Inc.	21	1,576

		9,424

Independent Power Producers & Energy Traders – 1.5%
Black Hills Corp.	21	1,366

Multi-Utilities – 3.0%
Avista Corp.	33	1,391
NorthWestern Corp.	22	1,340

		2,731

Water Utilities – 6.8%
American States Water Co.	20	1,603
California Water Service Group	32	1,593
Middlesex Water Co.	25	1,531
SJW Corp.	25	1,435

		6,162

Total Utilities – 24.9%		22,469

TOTAL COMMON STOCKS – 99.8%		$90,040
(Cost: $100,683)

26	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PROSHARES RUSSELL 2000 DIVIDEND GROWERS INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (D) – 3.9%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.390% (C)	3,507	$3,507

TOTAL SHORT-TERM SECURITIES – 3.9%		$3,507
(Cost: $3,507)

TOTAL INVESTMENT SECURITIES – 103.7%		$93,547
(Cost: $104,190)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.7)%		(3,309)

NET ASSETS – 100.0%		$90,238

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $4,537 are on loan.

(B)	No dividends were paid during the preceding 12 months.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at March 31, 2020.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$90,040	$—	$—
Short-Term Securities	3,507	—	—
Total	$93,547	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	27

PORTFOLIO HIGHLIGHTS	IVY PROSHARES S&P 500 BOND INDEX FUND

ALL DATA IS AS OF MARCH 31, 2020 (UNAUDITED)

Asset Allocation

Bonds	97.5%
Corporate Debt Securities	97.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.5%

Quality Weightings

Investment Grade	97.0%
AAA	4.2%
AA	8.2%
A	42.4%
BBB	42.2%
Non-Investment Grade	0.5%
BB	0.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.5%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

28	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services

Broadcasting – 0.6%
Discovery Communications LLC (GTD by Discovery, Inc.),
3.950%, 3–20–28	$552	$537
Discovery Communications, Inc.,
5.200%, 9–20–47 (A)	200	204

		741

Cable & Satellite – 3.2%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.000%, 2–1–24	450	473
3.700%, 4–15–24	400	429
3.950%, 10–15–25	447	492
3.150%, 3–1–26	300	315
4.150%, 10–15–28	100	114
4.250%, 10–15–30	180	211
4.600%, 10–15–38	350	436
4.000%, 3–1–48	100	116
4.700%, 10–15–48 (A)	400	517
3.999%, 11–1–49	150	177
4.950%, 10–15–58	100	138
Viacom, Inc.,
4.375%, 3–15–43	361	320

		3,738

Integrated Telecommunication Services – 7.8%
AT&T, Inc.:
3.200%, 3–1–22	300	304
3.600%, 2–17–23	110	113
4.125%, 2–17–26	250	267
4.250%, 3–1–27	255	273
4.100%, 2–15–28	200	210
4.350%, 3–1–29	478	514
4.500%, 5–15–35	290	316
5.250%, 3–1–37	200	233
4.900%, 8–15–37	200	224
4.850%, 3–1–39	150	170
4.300%, 12–15–42	150	158
4.350%, 6–15–45	300	317
4.750%, 5–15–46	200	222
5.450%, 3–1–47	450	540
4.500%, 3–9–48	382	415
4.550%, 3–9–49	300	323
5.150%, 2–15–50 (A)	100	120
5.700%, 3–1–57	200	251
Verizon Communications, Inc.:
3.125%, 3–16–22	200	206
3.500%, 11–1–24	450	479
3.376%, 2–15–25	350	375
2.625%, 8–15–26	150	155
4.125%, 3–16–27	510	568
4.329%, 9–21–28	120	138
4.500%, 8–10–33	100	120
5.250%, 3–16–37 (A)	626	801
4.862%, 8–21–46	447	583
5.500%, 3–16–47	395	541
4.522%, 9–15–48	150	189
5.012%, 4–15–49	105	142

		9,267

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Interactive Media & Services – 0.1%
Alphabet, Inc.,
1.998%, 8–15–26	$120	$127

Movies & Entertainment – 0.9%
Walt Disney Co. (The):
1.750%, 8–30–24	605	609
2.000%, 9–1–29 (A)	450	439

		1,048

Total Communication Services – 12.6%		14,921
Consumer Discretionary

Automobile Manufacturers – 0.7%
General Motors Co.:
4.875%, 10–2–23	531	473
5.000%, 4–1–35	210	158
5.200%, 4–1–45	200	158

		789

Casinos & Gaming – 0.8%
Las Vegas Sands Corp.,
3.900%, 8–8–29	500	432
Sands China Ltd.,
4.600%, 8–8–23	480	491

		923

Department Stores – 0.0%
Nordstrom, Inc.,
5.000%, 1–15–44	100	70

General Merchandise Stores – 0.7%
Dollar Tree, Inc.:
3.700%, 5–15–23	150	152
4.000%, 5–15–25	150	154
Target Corp.:
4.000%, 7–1–42	250	284
3.900%, 11–15–47	200	236

		826

Home Improvement Retail – 1.6%
Home Depot, Inc. (The):
2.125%, 9–15–26	155	156
2.950%, 6–15–29	200	207
5.875%, 12–16–36	420	571
4.500%, 12–6–48	395	485
Lowe’s Co., Inc.:
3.650%, 4–5–29	100	103
3.700%, 4–15–46	183	169
4.050%, 5–3–47	150	149

		1,840

Internet & Direct Marketing Retail – 1.2%
Amazon.com, Inc.:
2.800%, 8–22–24	400	424
3.875%, 8–22–37	400	480
4.950%, 12–5–44	100	138
4.250%, 8–22–57	250	346

		1,388

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Restaurants – 1.0%
McDonalds Corp.:
2.625%, 1–15–22	$429	$434
3.350%, 4–1–23	110	114
4.450%, 9–1–48	200	222
Starbucks Corp.:
3.800%, 8–15–25	200	212
4.500%, 11–15–48	200	226

		1,208

Total Consumer Discretionary – 6.0%		7,044
Consumer Staples

Brewers – 0.3%
Molson Coors Brewing Co.:
3.000%, 7–15–26	150	141
4.200%, 7–15–46	260	233

		374

Drug Retail – 2.6%
CVS Health Corp.:
2.125%, 6–1–21	100	100
3.500%, 7–20–22	150	154
3.700%, 3–9–23	200	208
4.000%, 12–5–23	241	252
4.100%, 3–25–25	660	694
2.875%, 6–1–26	200	201
4.300%, 3–25–28	430	457
4.780%, 3–25–38	325	357
5.125%, 7–20–45	152	174
5.050%, 3–25–48	375	426

		3,023

Food Retail – 0.1%
Kroger Co. (The),
4.450%, 2–1–47	100	110

Hypermarkets & Super Centers – 1.7%
Wal-Mart Stores, Inc.,
2.550%, 4–11–23	100	103
Walmart, Inc.:
3.125%, 6–23–21	150	153
3.400%, 6–26–23	400	426
3.550%, 6–26–25	340	371
3.700%, 6–26–28	283	318
3.950%, 6–28–38	470	555

		1,926

Packaged Foods & Meats – 0.7%
Conagra Brands, Inc.,
5.400%, 11–1–48	400	451
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
5.100%, 9–28–48	332	412

		863

Soft Drinks – 0.7%
PepsiCo, Inc.:
4.450%, 4–14–46	100	131
3.450%, 10–6–46	621	698

		829

2020	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Tobacco – 1.4%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
4.000%, 1–31–24	$105	$108
3.800%, 2–14–24	100	101
4.400%, 2–14–26	100	104
4.800%, 2–14–29	200	209
5.800%, 2–14–39	250	274
3.875%, 9–16–46	300	271
5.950%, 2–14–49	400	465
Philip Morris International, Inc.,
6.375%, 5–16–38	100	136

		1,668

Total Consumer Staples – 7.5%		8,793
Energy

Integrated Oil & Gas – 0.7%
Chevron Corp.:
2.100%, 5–16–21	150	151
2.355%, 12–5–22	200	202
3.191%, 6–24–23	140	146
Phillips 66 (GTD by Phillips 66 Co.),
4.875%, 11–15–44	350	356

		855

Oil & Gas Equipment & Services – 0.6%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.,
4.080%, 12–15–47	450	370
Halliburton Co.,
5.000%, 11–15–45	350	274

		644

Oil & Gas Exploration & Production – 1.9%
Apache Corp.,
4.375%, 10–15–28	315	168
Concho Resources, Inc.,
4.300%, 8–15–28 (A)	225	206
ConocoPhillips Co. (GTD by ConocoPhillips),
6.500%, 2–1–39	100	126
ConocoPhillips Holding Co.,
6.950%, 4–15–29 (A)	150	185
EOG Resources, Inc.,
2.625%, 3–15–23	100	98
Exxon Mobil Corp.:
3.043%, 3–1–26	280	296
2.440%, 8–16–29	155	159
2.995%, 8–16–39	200	200
4.114%, 3–1–46	208	247
Marathon Oil Corp.,
4.400%, 7–15–27	150	100
Occidental Petroleum Corp.:
2.900%, 8–15–24	354	193
3.500%, 8–15–29 (A)	485	228
4.200%, 3–15–48	195	84

		2,290

Oil & Gas Refining & Marketing – 0.6%
HollyFrontier Corp.,
5.875%, 4–1–26	150	130

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Refining & Marketing (Continued)
Marathon Petroleum Corp.,
4.750%, 9–15–44	$103	$78
Valero Energy Corp.,
3.400%, 9–15–26	481	432

		640

Oil & Gas Storage & Transportation – 1.3%
Kinder Morgan, Inc.:
4.300%, 6–1–25	253	258
5.550%, 6–1–45	200	205
5.200%, 3–1–48	150	159
MPLX L.P.:
4.500%, 4–15–38	285	223
4.700%, 4–15–48 (A)	290	225
5.500%, 2–15–49	140	118
Williams Co., Inc. (The),
4.550%, 6–24–24	100	91
Williams Partners L.P.,
3.750%, 6–15–27	310	284

		1,563

Total Energy – 5.1%		5,992
Financials

Consumer Finance – 3.4%
American Express Co.:
2.750%, 5–20–22	293	299
2.500%, 8–1–22	150	153
3.125%, 5–20–26	346	358
American Express Credit Corp.:
2.700%, 3–3–22	200	202
3.300%, 5–3–27	204	215
Capital One Financial Corp.:
4.200%, 10–29–25	350	349
3.750%, 7–28–26	643	607
3.800%, 1–31–28	300	296
Discover Bank,
4.200%, 8–8–23	250	266
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7–6–21	330	315
4.200%, 11–6–21	175	167
5.100%, 1–17–24	325	299
3.950%, 4–13–24	150	136
4.350%, 1–17–27	160	132
Synchrony Financial:
4.250%, 8–15–24	115	111
3.950%, 12–1–27	150	133

		4,038

Diversified Banks – 8.2%
Bank of America Corp.:
2.503%, 10–21–22	200	201
3.300%, 1–11–23	110	114
4.125%, 1–22–24	130	139
4.200%, 8–26–24	124	132
3.950%, 4–21–25	105	110
3.500%, 4–19–26	325	346
3.248%, 10–21–27	705	736
4.183%, 11–25–27	805	832

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
Bank of New York Mellon Corp. (The),
2.200%, 8–16–23	$400	$403
BB&T Corp.:
3.050%, 6–20–22	250	255
3.750%, 12–6–23	250	265
Citibank N.A.:
3.400%, 7–23–21	400	406
3.650%, 1–23–24	300	314
Truist Bank,
2.150%, 12–6–24	340	337
U.S. Bancorp:
3.150%, 4–27–27	490	509
3.000%, 7–30–29	178	178
Wells Fargo & Co.:
4.600%, 4–1–21	130	133
2.100%, 7–26–21	150	150
3.500%, 3–8–22	211	215
2.625%, 7–22–22	400	405
3.069%, 1–24–23	302	307
3.450%, 2–13–23	105	108
3.300%, 9–9–24	306	318
3.000%, 2–19–25	110	113
3.000%, 4–22–26	150	154
4.100%, 6–3–26	150	160
3.000%, 10–23–26	310	318
4.150%, 1–24–29	580	633
5.606%, 1–15–44	178	218
3.900%, 5–1–45	208	234
4.400%, 6–14–46	255	287
4.750%, 12–7–46	375	433
Wells Fargo Bank N.A.,
3.625%, 10–22–21	250	257

		9,720

Financial Exchanges & Data – 0.2%
Intercontinental Exchange, Inc.,
4.250%, 9–21–48	150	174

Insurance Brokers – 0.1%
Marsh & McLennan Cos., Inc.,
4.375%, 3–15–29	150	167

Investment Banking & Brokerage – 6.6%
Goldman Sachs Group, Inc. (The):
2.625%, 4–25–21	150	150
5.250%, 7–27–21	100	104
2.350%, 11–15–21	200	200
5.750%, 1–24–22	350	371
3.000%, 4–26–22	500	504
3.625%, 1–22–23	300	310
4.000%, 3–3–24	200	210
3.850%, 7–8–24	200	209
3.500%, 1–23–25	300	307
4.250%, 10–21–25	350	368
3.500%, 11–16–26	559	571
3.850%, 1–26–27	365	376
6.750%, 10–1–37	300	403
Morgan Stanley:
2.500%, 4–21–21	150	150
5.500%, 7–28–21	326	338
2.625%, 11–17–21	270	270
2.750%, 5–19–22	245	248

30	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage (Continued)
3.125%, 1–23–23	$200	$205
4.100%, 5–22–23	264	273
3.875%, 4–29–24	200	210
3.700%, 10–23–24	330	349
4.000%, 7–23–25	500	535
3.875%, 1–27–26	203	219
3.950%, 4–23–27	190	198
4.375%, 1–22–47	550	669

		7,747

Life & Health Insurance – 0.4%
MetLife, Inc.,
4.600%, 5–13–46	150	165
Prudential Financial, Inc.:
3.935%, 12–7–49	150	148
4.350%, 2–25–50	150	154

		467

Multi-Line Insurance – 0.3%
American International Group, Inc.:
3.900%, 4–1–26	280	292
4.750%, 4–1–48	100	105

		397

Other Diversified Financial Services – 5.5%
Citigroup, Inc.:
2.900%, 12–8–21	610	615
2.750%, 4–25–22	298	300
4.400%, 6–10–25	375	406
3.200%, 10–21–26	425	440
4.450%, 9–29–27	275	288
4.125%, 7–25–28	200	205
8.125%, 7–15–39	200	316
4.650%, 7–23–48	300	361
JPMorgan Chase & Co.:
2.295%, 8–15–21	350	349
4.350%, 8–15–21	150	155
4.500%, 1–24–22	150	157
3.250%, 9–23–22	300	309
2.972%, 1–15–23	510	519
3.200%, 1–25–23	290	298
2.700%, 5–18–23	230	236
3.875%, 2–1–24	335	358
3.875%, 9–10–24	300	317
2.950%, 10–1–26	405	419
3.625%, 12–1–27	380	403

		6,451

Property & Casualty Insurance – 0.7%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.):
4.200%, 8–15–48	100	117
4.250%, 1–15–49	150	185
Berkshire Hathaway, Inc.,
2.750%, 3–15–23	322	335
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.),
4.350%, 11–3–45	150	182

		819

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Regional Banks – 1.1%
Fifth Third Bancorp,
3.650%, 1–25–24	$340	$354
PNC Bank N.A.,
3.100%, 10–25–27	500	514
PNC Financial Services Group, Inc. (The):
2.600%, 7–23–26	230	232
3.450%, 4–23–29	186	185

		1,285

Total Financials – 26.5%		31,265
Health Care

Biotechnology – 2.4%
Amgen, Inc.:
2.650%, 5–11–22	100	101
4.400%, 5–1–45	340	397
4.563%, 6–15–48	450	541
4.663%, 6–15–51	300	378
Biogen, Inc.,
5.200%, 9–15–45	150	194
Gilead Sciences, Inc.:
4.750%, 3–1–46	543	695
4.150%, 3–1–47	451	551

		2,857

Health Care Equipment – 0.7%
Boston Scientific Corp.,
3.750%, 3–1–26	307	322
DH Europe Finance II S.a.r.l.,
2.600%, 11–15–29	370	360
Zimmer Holdings, Inc.,
3.550%, 4–1–25	150	151

		833

Health Care Services – 1.4%
Cardinal Health, Inc.:
2.616%, 6–15–22	120	121
3.410%, 6–15–27	153	155
Cigna Corp.:
3.750%, 7–15–23	508	523
4.800%, 8–15–38	474	532
CVS Caremark Corp.,
3.875%, 7–20–25	325	336

		1,667

Health Care Supplies – 1.0%
Abbott Laboratories:
3.750%, 11–30–26	88	98
4.900%, 11–30–46	490	670
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc):
3.500%, 3–15–25	130	140
4.375%, 3–15–35	250	311

		1,219

Managed Health Care – 1.8%
Aetna, Inc.,
2.800%, 6–15–23	253	255

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Managed Health Care (Continued)
Anthem, Inc.:
3.650%, 12–1–27	$340	$351
4.101%, 3–1–28	200	215
3.700%, 9–15–49	150	150
UnitedHealth Group, Inc.:
2.875%, 8–15–29	502	529
3.500%, 8–15–39	228	245
3.700%, 8–15–49	350	390

		2,135

Pharmaceuticals – 5.0%
AbbVie, Inc.:
2.300%, 5–14–21	1,020	1,017
2.900%, 11–6–22	465	470
3.600%, 5–14–25	300	316
4.450%, 5–14–46	282	300
Eli Lilly and Co.,
3.950%, 3–15–49	300	377
Johnson & Johnson:
2.900%, 1–15–28	150	165
3.625%, 3–3–37	589	675
Merck & Co., Inc.:
2.750%, 2–10–25	295	309
3.900%, 3–7–39	224	264
Mylan N.V.:
3.950%, 6–15–26	260	260
5.250%, 6–15–46	150	143
Pfizer, Inc.:
2.750%, 6–3–26	500	526
3.450%, 3–15–29	100	110
7.200%, 3–15–39	200	321
Walgreens Boots Alliance, Inc.,
3.450%, 6–1–26	600	594

		5,847

Total Health Care – 12.3%		14,558
Industrials

Aerospace & Defense – 2.7%
Boeing Co. (The):
2.700%, 2–1–27	500	459
3.200%, 3–1–29	100	92
3.250%, 2–1–35	175	152
General Dynamics Corp.,
3.000%, 5–11–21	300	303
Lockheed Martin Corp.:
3.550%, 1–15–26	230	249
4.090%, 9–15–52	182	221
Northrop Grumman Corp.:
2.930%, 1–15–25	175	178
4.030%, 10–15–47	280	319
United Technologies Corp.:
3.950%, 8–16–25	460	503
4.500%, 6–1–42	301	350
4.625%, 11–16–48	355	420

		3,246

Air Freight & Logistics – 0.7%
FedEx Corp.,
4.950%, 10–17–48	100	98

2020	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Air Freight & Logistics (Continued)
United Parcel Service, Inc.:
4.250%, 3–15–49	$150	$174
5.300%, 4–1–50	400	527

		799

Construction Machinery & Heavy Trucks – 0.3%
Caterpillar Financial Services Corp.,
2.950%, 2–26–22	359	366

Environmental & Facilities Services – 0.2%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
2.950%, 6–15–24	292	297

Industrial Conglomerates – 2.0%
3M Co.,
4.000%, 9–14–48	142	164
GE Capital International Funding Co.:
3.373%, 11–15–25	200	201
4.418%, 11–15–35	600	648
General Electric Capital Corp.:
6.750%, 3–15–32	100	121
5.875%, 1–14–38	560	657
General Electric Co.,
2.700%, 10–9–22	405	399
Honeywell International, Inc.,
1.850%, 11–1–21	150	150

		2,340

Industrial Machinery – 0.1%
Parker Hannifin Corp.,
4.000%, 6–14–49 (A)	135	140

Railroads – 0.5%
Union Pacific Corp.,
3.950%, 9–10–28	500	537

Total Industrials – 6.5%		7,725
Information Technology

Communications Equipment – 0.3%
Cisco Systems, Inc.:
1.850%, 9–20–21	150	151
5.900%, 2–15–39	100	144

		295

Data Processing & Outsourced Services – 2.0%
Fidelity National Information Services, Inc.,
3.000%, 8–15–26	150	153
Fiserv, Inc.:
3.200%, 7–1–26	137	141
4.400%, 7–1–49	450	480
Global Payments, Inc.,
3.200%, 8–15–29	200	195
MasterCard, Inc.,
3.650%, 6–1–49	253	295
PayPal Holdings, Inc.,
2.650%, 10–1–26	442	433

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Data Processing & Outsourced Services (Continued)
Visa, Inc.:
2.800%, 12–14–22	$100	$104
3.150%, 12–14–25	150	163
4.300%, 12–14–45	313	395

		2,359

Electronic Components – 0.2%
Corning, Inc.,
4.375%, 11–15–57	200	208

IT Consulting & Other Services – 1.3%
International Business Machines Corp.:
2.850%, 5–13–22	200	205
3.000%, 5–15–24	118	123
3.300%, 5–15–26	150	161
3.500%, 5–15–29	419	458
4.150%, 5–15–39	500	566

		1,513

Semiconductor Equipment – 0.3%
Applied Materials, Inc.,
4.350%, 4–1–47	100	128
Lam Research Corp.:
3.750%, 3–15–26	100	106
4.000%, 3–15–29	150	170

		404

Semiconductors – 2.5%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
3.000%, 1–15–22	500	495
3.625%, 1–15–24	150	149
3.875%, 1–15–27	384	366
Intel Corp.:
3.300%, 10–1–21	295	308
3.734%, 12–8–47	339	396
QUALCOMM, Inc.:
2.600%, 1–30–23	330	338
3.250%, 5–20–27	210	222
4.300%, 5–20–47	260	314
Texas Instruments, Inc.,
4.150%, 5–15–48	250	309

		2,897

Systems Software – 6.4%
Microsoft Corp.:
1.550%, 8–8–21	500	503
2.000%, 8–8–23	150	155
2.875%, 2–6–24	350	373
3.125%, 11–3–25	585	641
2.400%, 8–8–26	280	296
3.300%, 2–6–27 (A)	250	278
4.100%, 2–6–37	450	549
3.750%, 2–12–45	100	121
3.700%, 8–8–46	420	498
3.950%, 8–8–56	300	375
4.500%, 2–6–57	300	414
Oracle Corp.:
1.900%, 9–15–21	175	176

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Systems Software (Continued)
2.500%, 5–15–22	$300	$305
2.500%, 10–15–22	350	358
2.625%, 2–15–23	150	154
2.400%, 9–15–23	642	655
3.400%, 7–8–24	154	165
2.950%, 11–15–24	150	158
2.950%, 5–15–25	307	318
2.650%, 7–15–26	530	544
3.250%, 11–15–27	280	288
3.800%, 11–15–37	250	258

		7,582

Technology Hardware, Storage & Peripherals – 4.3%
Apple, Inc.:
2.850%, 5–6–21	222	225
2.850%, 2–23–23 (A)	150	157
2.400%, 5–3–23	400	416
3.000%, 2–9–24	360	381
3.450%, 5–6–24	150	162
2.850%, 5–11–24	300	317
2.500%, 2–9–25	200	214
3.200%, 5–13–25	230	249
3.250%, 2–23–26	150	163
3.350%, 2–9–27 (A)	348	380
3.200%, 5–11–27	200	217
2.900%, 9–12–27	643	687
3.000%, 11–13–27	150	161
3.850%, 5–4–43	150	177
3.450%, 2–9–45	350	395
3.750%, 11–13–47	300	359
Hewlett Packard Enterprise Co.,
6.350%, 10–15–45 (B)	250	291
HP, Inc.,
6.000%, 9–15–41 (A)	150	159

		5,110

Total Information Technology – 17.3%		20,368
Materials

Diversified Chemicals – 0.7%
DowDuPont, Inc.:
4.205%, 11–15–23	562	590
5.419%, 11–15–48	110	121
Eastman Chemical Co.,
4.650%, 10–15–44	150	161

		872

Specialty Chemicals – 0.5%
LYB International Finance II B.V.,
3.500%, 3–2–27	392	383
Sherwin-Williams Co. (The),
3.450%, 6–1–27	200	205

		588

Total Materials – 1.2%		1,460

32	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Real Estate

Specialized REITs – 0.5%
American Tower Corp.,
3.800%, 8–15–29	$570	$582

Total Real Estate – 0.5%		582
Utilities

Electric Utilities – 1.5%
Duke Energy Corp.:
2.650%, 9–1–26	246	244
3.750%, 9–1–46	150	144
FirstEnergy Corp.,
3.900%, 7–15–27	200	202
Florida Power & Light Co.,
3.150%, 10–1–49	200	208
MidAmerican Energy Co.,
4.250%, 7–15–49	229	268
Southern California Edison Co.,
4.125%, 3–1–48	250	267

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electric Utilities (Continued)
Southern Co. (The):
2.950%, 7–1–23	$300	$302
4.400%, 7–1–46	100	104

		1,739

Multi-Utilities – 0.5%
Berkshire Hathaway Energy Co.:
6.125%, 4–1–36	160	211
4.450%, 1–15–49	200	231
Sempra Energy,
3.400%, 2-1-28	150	150

		592

Total Utilities – 2.0%		2,331

TOTAL CORPORATE DEBT SECURITIES – 97.5%		$115,039
(Cost: $111,533)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (D) – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.390% (C)	306	$306
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.310%	764	764

		1,070

TOTAL SHORT-TERM SECURITIES – 0.9%		$1,070
(Cost: $1,070)

TOTAL INVESTMENT SECURITIES – 98.4%		$116,109
(Cost: $112,603)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.6%		1,876

NET ASSETS – 100.0%		$117,985

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $3,101 are on loan.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2020.

(C)	Investment made with cash collateral received from securities on loan.

(D)	Rate shown is the annualized 7-day yield at March 31, 2020.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$115,039	$—
Short-Term Securities	1,070	—	—
Total	$1,070	$115,039	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	33

PORTFOLIO HIGHLIGHTS	IVY PROSHARES S&P 500 DIVIDEND ARISTOCRATS INDEX FUND

ALL DATA IS AS OF MARCH 31, 2020 (UNAUDITED)

Asset Allocation

Stocks	99.7%
Consumer Staples	22.8%
Industrials	20.9%
Materials	12.3%
Health Care	10.5%
Financials	10.3%
Consumer Discretionary	10.0%
Real Estate	3.9%
Utilities	3.4%
Energy	2.5%
Information Technology	1.6%
Communication Services	1.5%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.3%

Top 10 Equity Holdings

Company	Sector	Industry
Clorox Co. (The)	Consumer Staples	Household Products
Wal-Mart Stores, Inc.	Consumer Staples	Hypermarkets & Super Centers
Hormel Foods Corp.	Consumer Staples	Packaged Foods & Meats
Colgate-Palmolive Co.	Consumer Staples	Household Products
AbbVie, Inc.	Health Care	Pharmaceuticals
Expeditors International of Washington, Inc.	Industrials	Air Freight & Logistics
Kimberly-Clark Corp.	Consumer Staples	Personal Products
Cardinal Health, Inc.	Health Care	Health Care Services
Johnson & Johnson	Health Care	Pharmaceuticals
Walgreen Co.	Consumer Staples	Drug Retail

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

34	SEMIANNUAL REPORT	2020

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 DIVIDEND ARISTOCRATS INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Integrated Telecommunication Services – 1.5%
AT&T, Inc.	171	$4,997

Total Communication Services – 1.5%		4,997
Consumer Discretionary

Apparel Retail – 1.5%
Ross Stores, Inc.	57	4,959

Apparel, Accessories & Luxury Goods – 1.3%
V.F. Corp.	78	4,223

Distributors – 1.4%
Genuine Parts Co.	67	4,531

General Merchandise Stores – 1.6%
Target Corp.	58	5,367

Home Furnishings – 1.1%
Leggett & Platt, Inc.	130	3,461

Home Improvement Retail – 1.5%
Lowe’s Co., Inc.	55	4,724

Restaurants – 1.6%
McDonalds Corp.	31	5,166

Total Consumer Discretionary – 10.0%		32,431
Consumer Staples

Agricultural Products – 1.6%
Archer Daniels Midland Co.	149	5,241

Distillers & Vintners – 1.6%
Brown-Forman Corp., Class B	92	5,104

Drug Retail – 1.8%
Walgreen Co.	127	5,803

Food Distributors – 2.8%
McCormick & Co., Inc.	38	5,398
Sysco Corp.	80	3,645

		9,043

Household Products – 5.9%
Clorox Co. (The)	42	7,225
Colgate-Palmolive Co.	94	6,230
Procter & Gamble Co. (The)	53	5,802

		19,257

Hypermarkets & Super Centers – 2.0%
Wal-Mart Stores, Inc.	58	6,557

Packaged Foods & Meats – 2.0%
Hormel Foods Corp.	140	6,518

Personal Products – 1.8%
Kimberly-Clark Corp.	46	5,885

COMMON STOCKS (Continued)	Shares	Value
Soft Drinks – 3.3%
Coca-Cola Co. (The)	114	$5,064
PepsiCo, Inc.	46	5,546

		10,610

Total Consumer Staples – 22.8%		74,018
Energy

Integrated Oil & Gas – 1.3%
Chevron Corp.	59	4,276

Oil & Gas Exploration & Production – 1.2%
Exxon Mobil Corp.	100	3,779

Total Energy – 2.5%		8,055
Financials

Asset Management & Custody Banks – 2.9%
Franklin Resources, Inc.	261	4,361
T. Rowe Price Group, Inc.	50	4,913

		9,274

Financial Exchanges & Data – 1.7%
S&P Global, Inc.	22	5,486

Life & Health Insurance – 1.3%
Aflac, Inc.	126	4,314

Property & Casualty Insurance – 3.0%
Chubb Ltd.	43	4,850
Cincinnati Financial Corp.	62	4,697

		9,547

Regional Banks – 1.4%
People’s United Financial, Inc.	416	4,602

Total Financials – 10.3%		33,223
Health Care

Health Care Equipment – 3.2%
Becton Dickinson & Co.	24	5,451
Medtronic plc	55	4,991

		10,442

Health Care Services – 1.8%
Cardinal Health, Inc.	123	5,879

Health Care Supplies – 1.8%
Abbott Laboratories	73	5,762

Pharmaceuticals – 3.7%
AbbVie, Inc.	79	6,020
Johnson & Johnson	45	5,835

		11,855

Total Health Care – 10.5%		33,938

COMMON STOCKS (Continued)	Shares	Value
Industrials

Aerospace & Defense – 2.7%
General Dynamics Corp.	36	$4,719
United Technologies Corp.	43	4,064

		8,783

Air Freight & Logistics – 1.8%
Expeditors International of Washington, Inc.	89	5,924

Building Products – 1.7%
A. O. Smith Corp.	145	5,493

Construction Machinery & Heavy Trucks – 1.7%
Caterpillar, Inc.	47	5,456

Diversified Support Services – 1.3%
Cintas Corp.	23	4,034

Electrical Components & Equipment – 3.0%
Emerson Electric Co.	86	4,100
Roper Industries, Inc.	18	5,462

		9,562

Industrial Conglomerates – 1.6%
3M Co.	37	5,058

Industrial Machinery – 5.6%
Dover Corp.	56	4,731
Illinois Tool Works, Inc.	37	5,320
Pentair, Inc.	143	4,252
Stanley Black & Decker, Inc.	40	3,965

		18,268

Trading Companies & Distributors – 1.5%
W.W. Grainger, Inc.	20	4,986

Total Industrials – 20.9%		67,564
Information Technology

Data Processing & Outsourced Services – 1.6%
Automatic Data Processing, Inc.	37	5,091

Total Information Technology – 1.6%		5,091
Materials

Industrial Gases – 3.3%
Air Products and Chemicals, Inc.	27	5,401
Linde plc	31	5,438

		10,839

Paper Packaging – 1.6%
Amcor plc	629	5,109

Specialty Chemicals – 5.9%
Albemarle Corp.(A)	81	4,583
Ecolab, Inc.	33	5,195
PPG Industries, Inc.	52	4,386

2020	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 DIVIDEND ARISTOCRATS INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Specialty Chemicals (Continued)
Sherwin-Williams Co. (The)	11	$5,099

		19,263

Steel – 1.5%
Nucor Corp.	131	4,724

Total Materials – 12.3%		39,935
Real Estate

Residential REITs – 1.4%
Essex Property Trust, Inc.	21	4,698

Retail REITs – 2.5%
Federal Realty Investment Trust	51	3,793
Realty Income Corp.	86	4,267

		8,060

Total Real Estate – 3.9%		12,758

COMMON STOCKS (Continued)	Shares	Value
Utilities

Gas Utilities – 1.7%
Atmos Energy Corp.	56	$5,580

Multi-Utilities – 1.7%
Consolidated Edison, Inc.	71	5,500

Total Utilities – 3.4%		11,080

TOTAL COMMON STOCKS – 99.7%		$323,090
(Cost: $348,217)

SHORT-TERM SECURITIES
Money Market Funds (C) – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.390% (B)	1,004	1,004

SHORT-TERM SECURITIES (Continued)	Shares	Value
Money Market Funds (C) (Continued)
State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.310%	156	$155

		1,159

TOTAL SHORT-TERM SECURITIES – 0.4%		$1,159
(Cost: $1,159)

TOTAL INVESTMENT SECURITIES – 100.1%		$324,249
(Cost: $349,376)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(213)

NET ASSETS – 100.0%		$324,036

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $983 are on loan.
(B)	Investment made with cash collateral received from securities on loan.
(C)	Rate shown is the annualized 7-day yield at March 31, 2020.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$323,090	$—	$—
Short-Term Securities	1,159	—	—
Total	$324,249	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

36	SEMIANNUAL REPORT	2020

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF MARCH 31, 2020 (UNAUDITED)

(In thousands, except per share amounts)	Ivy ProShares Interest Rate Hedged High Yield Index Fund		Ivy ProShares MSCI ACWI Index Fund		Ivy ProShares Russell 2000 Dividend Growers Index Fund		Ivy ProShares S&P 500 Bond Index Fund		Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
ASSETS
Investments in unaffiliated securities at value+^	$41,354		$95,213		$93,547		$116,109		$324,249
Investments at Value	41,354		95,213		93,547		116,109		324,249
Cash denominated in foreign currencies at value+	—		134		—		—		—
Restricted cash	403		—		—		—		—
Investment securities sold receivable	—		1,894		—		3,704		—
Dividends and interest receivable	858		282		218		1,014		787
Capital shares sold receivable	32		92		79		344		261
Receivable from affiliates	130		192		82		111		249
Receivable from securities lending income – net	—		1		1		1		3
Variation margin receivable	26		—		—		—		—
Prepaid and other assets	59		61		61		63		72
Total Assets	42,862		97,869		93,988		121,346		325,621

LIABILITIES
Cash collateral on securities loaned at value	—		745		3,507		306		1,004
Investment securities purchased payable	—		1,702		—		2,760		—
Capital shares redeemed payable	52		88		64		222		380
Independent Trustees and Chief Compliance Officer fees payable	1		2		2		2		7
Overdraft due to custodian	—		373		130		—		—
Distribution and service fees payable	—	*	—	*	—	*	—	*	—	*
Shareholder servicing payable	8		11		15		19		46
Investment management fee payable	1		1		1		1		3
Accounting services fee payable	4		5		5		5		10
Variation margin payable	—	*	—		—		—		—
Other liabilities	14		25		26		46		135
Total Liabilities	80		2,952		3,750		3,361		1,585
Total Net Assets	$42,782		$94,917		$90,238		$117,985		$324,036

NET ASSETS
Capital paid in (shares authorized – unlimited)	$52,943		$103,729		$106,874		$113,210		$348,460
Accumulated earnings gain (loss)	(10,161)		(8,812)		(16,636)		4,775		(24,424)
Total Net Assets	$42,782		$94,917		$90,238		$117,985		$324,036

CAPITAL SHARES OUTSTANDING:
Class A	326		1,464		163		369		253
Class E	125		137		106		147		195
Class I	4,608		4,440		7,593		10,744		24,694
Class N	100		3,289		2,597		100		6,925
Class R	103		199		80		104		87
NET ASSET VALUE PER SHARE:
Class A	$8.13		$9.96		$8.56		$10.29		$10.08
Class E	$8.13		$9.96		$8.56		$10.29		$10.08
Class I	$8.13		$9.96		$8.56		$10.29		$10.08
Class N	$8.15		$9.96		$8.56		$10.29		$10.08
Class R	$8.13		$9.96		$8.56		$10.29		$10.07

+COST
Investments in unaffiliated securities at cost	$45,401		$101,435		$104,190		$112,603		$349,376
Cash denominated in foreign currencies at cost	—		136		—		—		—
^Securities loaned at value	—		1,004		4,537		3,101		983

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	37

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED MARCH 31, 2020 (UNAUDITED)

(In thousands)	Ivy ProShares Interest Rate Hedged High Yield Index Fund	Ivy ProShares MSCI ACWI Index Fund	Ivy ProShares Russell 2000 Dividend Growers Index Fund	Ivy ProShares S&P 500 Bond Index Fund	Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$—	$1,232	$1,683	$—	$5,141
Foreign dividend withholding tax	—	(54)	—	—	—
Interest and amortization from unaffiliated securities	1,700	1	1	2,247	3
Securities lending income – net	—	2	4	1	8
Total Investment Income	1,700	1,181	1,688	2,248	5,152

EXPENSES
Investment management fee	136	262	250	137	692
Distribution and service fees:
Class A	4	22	3	5	3
Class E	2	2	1	2	3
Class R	2	6	2	3	3
Shareholder servicing:
Class A	1	10	2	1	2
Class E	— *	1	1	— *	2
Class I	41	45	83	107	253
Class N	— *	2	1	— *	4
Class R	1	3	1	1	1
Registration fees	31	31	33	34	45
Custodian fees	2	23	7	2	6
Independent Trustees and Chief Compliance Officer fees	3	18	4	10	11
Accounting services fee	22	32	33	33	65
Professional fees	43	48	32	36	34
Third-party valuation service fees	—	57	—	—	—
Listing, data and related fees	17	15	25	11	95
Other	10	24	12	13	29
Total Expenses	315	601	490	395	1,248
Less:
Expenses in excess of limit	(129)	(192)	(82)	(111)	(249)
Total Net Expenses	186	409	408	284	999
Net Investment Income	1,514	772	1,280	1,964	4,153

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(981)	(435)	(3,330)	1,934	5,293
Futures contracts	(834)	—	—	—	—
Foreign currency exchange transactions	—	(6)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(4,275)	(16,340)	(21,607)	(3,922)	(84,040)
Futures contracts	(970)	—	—	—	—
Foreign currency exchange transactions	—	(2)	—	—	—
Net Realized and Unrealized Loss	(7,060)	(16,783)	(24,937)	(1,988)	(78,747)
Net Decrease in Net Assets Resulting from Operations	$(5,546)	$(16,011)	$(23,657)	$(24)	$(74,594)

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

38	SEMIANNUAL REPORT	2020

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy ProShares Interest Rate Hedged High Yield Index Fund		Ivy ProShares MSCI ACWI Index Fund		Ivy ProShares Russell 2000 Dividend Growers Index Fund
(In thousands)	Six months ended 3-31-20 (Unaudited)	Year ended 9-30-19	Six months ended 3-31-20 (Unaudited)	Year ended 9-30-19	Six months ended 3-31-20 (Unaudited)	Year ended 9-30-19
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,514	$3,398	$772	$1,934	$1,280	$2,612
Net realized loss on investments	(1,815)	(3,474)	(441)	(2,160)	(3,330)	(2,214)
Net change in unrealized appreciation (depreciation)	(5,245)	661	(16,342)	1,987	(21,607)	3,029
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,546)	585	(16,011)	1,761	(23,657)	3,427

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(92)	(196)	(182)	(211)	(22)	(43)
Class E	(38)	(69)	(18)	(22)	(14)	(24)
Class I	(1,558)	(3,397)	(633)	(864)	(1,179)	(2,434)
Class N	(30)	(63)	(465)	(604)	(325)	(783)
Class R	(27)	(59)	(19)	(22)	(8)	(15)
Total Distributions to Shareholders	(1,745)	(3,784)	(1,317)	(1,723)	(1,548)	(3,299)
Capital Share Transactions	(10,201)	17,734	(126)	9,382	(14,710)	(6,271)
Net Increase (Decrease) in Net Assets	(17,492)	14,535	(17,454)	9,420	(39,915)	(6,143)
Net Assets, Beginning of Period	60,274	45,739	112,371	102,951	130,153	136,296
Net Assets, End of Period	$42,782	$60,274	$94,917	$112,371	$90,238	$130,153

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	39

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy ProShares S&P 500 Bond Index Fund		Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
(In thousands)	Six months ended 3-31-20 (Unaudited)	Year ended 9-30-19	Six months ended 3-31-20 (Unaudited)	Year ended 9-30-19
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,964	$3,317	$4,153	$7,762
Net realized gain on investments	1,934	482	5,293	3,214
Net change in unrealized appreciation (depreciation)	(3,922)	9,762	(84,040)	24,013
Net Increase (Decrease) in Net Assets Resulting from Operations	(24)	13,561	(74,594)	34,989

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(53)	(91)	(59)	(61)
Class E	(22)	(37)	(52)	(51)
Class I	(1,988)	(3,111)	(7,030)	(9,112)
Class N	(16)	(32)	(1,858)	(2,706)
Class R	(12)	(25)	(21)	(23)
Total Distributions to Shareholders	(2,091)	(3,296)	(9,020)	(11,953)
Capital Share Transactions	(16,988)	50,761	14,687	(9,356)
Net Increase (Decrease) in Net Assets	(19,103)	61,026	(68,927)	13,680
Net Assets, Beginning of Period	137,088	76,062	392,963	379,283
Net Assets, End of Period	$117,985	$137,088	$324,036	$392,963

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2020

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2020	SEMIANNUAL REPORT	41

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$9.44	$0.25	$(1.27)	$(1.02)	$(0.29)	$—	$(0.29)
Year ended 9-30-2019	10.05	0.54	(0.54)	0.00 *	(0.51)	(0.10)	(0.61)
Year ended 9-30-2018	10.07	0.50	0.01	0.51	(0.48)	(0.05)	(0.53)
Year ended 9-30-2017(5)	10.00	0.20	0.01	0.21	(0.14)	—	(0.14)
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	9.44	0.25	(1.27)	(1.02)	(0.29)	—	(0.29)
Year ended 9-30-2019	10.05	0.54	(0.54)	0.00 *	(0.51)	(0.10)	(0.61)
Year ended 9-30-2018	10.07	0.50	0.01	0.51	(0.48)	(0.05)	(0.53)
Year ended 9-30-2017(5)	10.00	0.20	0.01	0.21	(0.14)	—	(0.14)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	9.44	0.26	(1.27)	(1.01)	(0.30)	—	(0.30)
Year ended 9-30-2019	10.05	0.56	(0.54)	0.02	(0.53)	(0.10)	(0.63)
Year ended 9-30-2018	10.07	0.53	0.00 *	0.53	(0.50)	(0.05)	(0.55)
Year ended 9-30-2017(5)	10.00	0.22	0.00 *	0.22	(0.15)	—	(0.15)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	9.45	0.26	(1.26)	(1.00)	(0.30)	—	(0.30)
Year ended 9-30-2019	10.05	0.56	(0.53)	0.03	(0.53)	(0.10)	(0.63)
Year ended 9-30-2018	10.07	0.53	0.00 *	0.53	(0.50)	(0.05)	(0.55)
Year ended 9-30-2017(5)	10.00	0.21	0.01	0.22	(0.15)	—	(0.15)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	9.44	0.23	(1.28)	(1.05)	(0.26)	—	(0.26)
Year ended 9-30-2019	10.05	0.49	(0.54)	(0.05)	(0.46)	(0.10)	(0.56)
Year ended 9-30-2018	10.07	0.46	0.00 *	0.46	(0.43)	(0.05)	(0.48)
Year ended 9-30-2017(5)	10.00	0.18	0.01	0.19	(0.12)	—	(0.12)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

    .

42	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$8.13	-11.18%	$3	0.90	%(4)	5.38	%(4)	1.25	%(4)	5.03	%(4)	16%
Year ended 9-30-2019	9.44	0.15	3	0.90		5.60		1.16		5.34		50
Year ended 9-30-2018	10.05	5.21	3	0.90		5.04		1.30		4.64		33
Year ended 9-30-2017(5)	10.07	2.15	3	0.90	(4)	4.51	(4)	1.00	(4)	4.41	(4)	27	(6)
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	8.13	-11.18	1	0.90	(4)	5.39	(4)	1.30	(4)	4.99	(4)	16
Year ended 9-30-2019	9.44	0.15	1	0.90		5.60		1.19		5.31		50
Year ended 9-30-2018	10.05	5.21	1	0.90		5.04		1.26		4.68		33
Year ended 9-30-2017(5)	10.07	2.15	1	0.90	(4)	4.51	(4)	0.98	(4)	4.43	(4)	27	(6)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	8.13	-11.06	37	0.65	(4)	5.61	(4)	1.14	(4)	5.12	(4)	16
Year ended 9-30-2019	9.44	0.39	54	0.65		5.85		1.05		5.45		50
Year ended 9-30-2018	10.05	5.48	40	0.65		5.31		1.17		4.79		33
Year ended 9-30-2017(5)	10.07	2.24	15	0.65	(4)	4.86	(4)	0.89	(4)	4.62	(4)	27	(6)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	8.15	-10.94	1	0.65	(4)	5.63	(4)	0.98	(4)	5.30	(4)	16
Year ended 9-30-2019	9.45	0.50	1	0.65		5.85		0.89		5.61		50
Year ended 9-30-2018	10.05	5.48	1	0.65		5.29		1.00		4.94		33
Year ended 9-30-2017(5)	10.07	2.24	1	0.65	(4)	4.76	(4)	0.74	(4)	4.67	(4)	27	(6)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	8.13	-11.42	1	1.43	(4)	4.86	(4)	1.75	(4)	4.54	(4)	16
Year ended 9-30-2019	9.44	-0.33	1	1.39		5.11		1.62		4.88		50
Year ended 9-30-2018	10.05	4.70	1	1.37		4.57		1.71		4.23		33
Year ended 9-30-2017(5)	10.07	1.95	1	1.37	(4)	4.04	(4)	1.46	(4)	3.95	(4)	27	(6)

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	43

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES MSCI ACWI INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$11.77	$0.07	$(1.75)	$(1.68)	$(0.13)	$—		$(0.13)
Year ended 9-30-2019	11.81	0.19	(0.06)	0.13	(0.17)	—		(0.17)
Year ended 9-30-2018	10.92	0.17	0.84	1.01	(0.12)	—	*	(0.12)
Year ended 9-30-2017(5)	10.00	0.09	0.86	0.95	(0.03)	—		(0.03)
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	11.77	0.08	(1.75)	(1.67)	(0.14)	—		(0.14)
Year ended 9-30-2019	11.81	0.21	(0.07)	0.14	(0.18)	—		(0.18)
Year ended 9-30-2018	10.92	0.19	0.84	1.03	(0.14)	—	*	(0.14)
Year ended 9-30-2017(5)	10.00	0.09	0.87	0.96	(0.04)	—		(0.04)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	11.77	0.08	(1.75)	(1.67)	(0.14)	—		(0.14)
Year ended 9-30-2019	11.81	0.22	(0.07)	0.15	(0.19)	—		(0.19)
Year ended 9-30-2018	10.92	0.20	0.84	1.04	(0.15)	—	*	(0.15)
Year ended 9-30-2017(5)	10.00	0.09	0.87	0.96	(0.04)	—		(0.04)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	11.77	0.08	(1.75)	(1.67)	(0.14)	—		(0.14)
Year ended 9-30-2019	11.82	0.22	(0.08)	0.14	(0.19)	—		(0.19)
Year ended 9-30-2018	10.92	0.20	0.85	1.05	(0.15)	—	*	(0.15)
Year ended 9-30-2017(5)	10.00	0.10	0.86	0.96	(0.04)	—		(0.04)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	11.76	0.04	(1.75)	(1.71)	(0.09)	—		(0.09)
Year ended 9-30-2019	11.81	0.13	(0.07)	0.06	(0.11)	—		(0.11)
Year ended 9-30-2018	10.91	0.11	0.85	0.96	(0.06)	—	*	(0.06)
Year ended 9-30-2017(5)	10.00	0.06	0.86	0.92	(0.01)	—		(0.01)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

    .

44	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$9.96	-14.48%	$15	0.90	%(4)	1.12	%(4)	1.24	%(4)	0.78	%(4)	9%
Year ended 9-30-2019	11.77	1.14	16	0.90		1.66		1.28		1.28		28
Year ended 9-30-2018	11.81	9.27	14	0.90		1.48		1.24		1.14		39
Year ended 9-30-2017(5)	10.92	9.50	10	0.90	(4)	1.79	(4)	1.31	(4)	1.38	(4)	51	(6)
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	9.96	-14.39	1	0.71	(4)	1.33	(4)	1.23	(4)	0.81	(4)	9
Year ended 9-30-2019	11.77	1.21	2	0.74		1.82		1.26		1.30		28
Year ended 9-30-2018	11.81	9.53	1	0.75		1.61		1.18		1.18		39
Year ended 9-30-2017(5)	10.92	9.56	1	0.75	(4)	1.95	(4)	1.28	(4)	1.42	(4)	51	(6)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	9.96	-14.37	44	0.65	(4)	1.38	(4)	1.05	(4)	0.98	(4)	9
Year ended 9-30-2019	11.77	1.31	52	0.65		1.90		1.11		1.44		28
Year ended 9-30-2018	11.81	9.64	51	0.65		1.76		1.09		1.32		39
Year ended 9-30-2017(5)	10.92	9.60	26	0.65	(4)	1.95	(4)	1.18	(4)	1.42	(4)	51	(6)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	9.96	-14.37	33	0.65	(4)	1.38	(4)	0.89	(4)	1.14	(4)	9
Year ended 9-30-2019	11.77	1.31	40	0.65		1.93		0.93		1.65		28
Year ended 9-30-2018	11.82	9.64	35	0.65		1.73		0.93		1.45		39
Year ended 9-30-2017(5)	10.92	9.60	16	0.65	(4)	2.16	(4)	1.04	(4)	1.77	(4)	51	(6)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	9.96	-14.66	2	1.40	(4)	0.61	(4)	1.63	(4)	0.38	(4)	9
Year ended 9-30-2019	11.76	0.56	2	1.40		1.15		1.67		0.88		28
Year ended 9-30-2018	11.81	8.84	2	1.40		0.94		1.67		0.67		39
Year ended 9-30-2017(5)	10.91	9.20	2	1.39	(4)	1.31	(4)	1.77	(4)	0.93	(4)	51	(6)

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	45

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES RUSSELL 2000 DIVIDEND GROWERS INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$10.97	$0.10	$(2.39)	$(2.29)	$(0.12)	$—		$(0.12)
Year ended 9-30-2019	10.97	0.19	0.06	0.25	(0.18)	(0.07)		(0.25)
Year ended 9-30-2018	10.44	0.16	0.51	0.67	(0.14)	—	*	(0.14)
Year ended 9-30-2017(5)	10.00	0.07	0.39	0.46	(0.02)	—		(0.02)
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	10.97	0.11	(2.39)	(2.28)	(0.13)	—		(0.13)
Year ended 9-30-2019	10.97	0.21	0.05	0.26	(0.19)	(0.07)		(0.26)
Year ended 9-30-2018	10.44	0.17	0.51	0.68	(0.15)	—	*	(0.15)
Year ended 9-30-2017(5)	10.00	0.07	0.39	0.46	(0.02)	—		(0.02)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	10.98	0.11	(2.39)	(2.28)	(0.14)	—		(0.14)
Year ended 9-30-2019	10.97	0.22	0.06	0.28	(0.20)	(0.07)		(0.27)
Year ended 9-30-2018	10.44	0.19	0.51	0.70	(0.17)	—	*	(0.17)
Year ended 9-30-2017(5)	10.00	0.09	0.37	0.46	(0.02)	—		(0.02)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	10.98	0.11	(2.39)	(2.28)	(0.14)	—		(0.14)
Year ended 9-30-2019	10.97	0.22	0.06	0.28	(0.20)	(0.07)		(0.27)
Year ended 9-30-2018	10.44	0.20	0.50	0.70	(0.17)	—	*	(0.17)
Year ended 9-30-2017(5)	10.00	0.09	0.37	0.46	(0.02)	—		(0.02)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	10.97	0.07	(2.38)	(2.31)	(0.10)	—		(0.10)
Year ended 9-30-2019	10.96	0.14	0.06	0.20	(0.12)	(0.07)		(0.19)
Year ended 9-30-2018	10.43	0.11	0.51	0.62	(0.09)	—	*	(0.09)
Year ended 9-30-2017(5)	10.00	0.05	0.38	0.43	—	—		—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

    .

46	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$8.56	-21.03%	$1	0.89	%(4)	1.81	%(4)	1.08	%(4)	1.62	%(4)	18%
Year ended 9-30-2019	10.97	2.31	2	0.90		1.72		1.12		1.50		30
Year ended 9-30-2018	10.97	6.52	1	0.90		1.55		0.91		1.54		36
Year ended 9-30-2017(5)	10.44	4.55	1	0.90	(4)	1.48	(4)	1.05	(4)	1.33	(4)	12	(6)
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	8.56	-20.94	1	0.72	(4)	1.99	(4)	1.01	(4)	1.70	(4)	18
Year ended 9-30-2019	10.97	2.48	1	0.73		1.93		0.96		1.70		30
Year ended 9-30-2018	10.97	6.63	1	0.79		1.67		0.91		1.54		36
Year ended 9-30-2017(5)	10.44	4.60	1	0.80	(4)	1.59	(4)	1.03	(4)	1.36	(4)	12	(6)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	8.56	-20.98	65	0.65	(4)	2.04	(4)	0.81	(4)	1.88	(4)	18
Year ended 9-30-2019	10.98	2.66	99	0.65		2.00		0.81		1.84		30
Year ended 9-30-2018	10.97	6.79	97	0.65		1.82		0.83		1.64		36
Year ended 9-30-2017(5)	10.44	4.65	33	0.65	(4)	1.98	(4)	0.94	(4)	1.69	(4)	12	(6)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	8.56	-20.97	22	0.61	(4)	2.11	(4)	0.64	(4)	2.08	(4)	18
Year ended 9-30-2019	10.98	2.66	27	0.64		2.00		—		—		30
Year ended 9-30-2018	10.97	6.79	36	0.65		1.93		0.66		1.92		36
Year ended 9-30-2017(5)	10.44	4.65	3	0.65	(4)	2.08	(4)	0.79	(4)	1.94	(4)	12	(6)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	8.56	-21.22	1	1.35	(4)	1.36	(4)	1.38	(4)	1.33	(4)	18
Year ended 9-30-2019	10.97	1.81	1	1.37		1.30		—		—		30
Year ended 9-30-2018	10.96	6.05	1	1.40		1.05		1.40		1.05		36
Year ended 9-30-2017(5)	10.43	4.30	1	1.39	(4)	0.98	(4)	1.52	(4)	0.85	(4)	12	(6)

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	47

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES S&P 500 BOND INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$10.50	$0.14	$(0.20)	$(0.06)	$(0.15)	$—		$(0.15)
Year ended 9-30-2019	9.62	0.29	0.88	1.17	(0.29)	—		(0.29)
Year ended 9-30-2018	10.09	0.27	(0.50)	(0.23)	(0.24)	—	*	(0.24)
Year ended 9-30-2017(5)	10.00	0.11	0.06	0.17	(0.08)	—		(0.08)
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	10.50	0.14	(0.20)	(0.06)	(0.15)	—		(0.15)
Year ended 9-30-2019	9.62	0.29	0.89	1.18	(0.30)	—		(0.30)
Year ended 9-30-2018	10.09	0.27	(0.49)	(0.22)	(0.25)	—	*	(0.25)
Year ended 9-30-2017(5)	10.00	0.11	0.06	0.17	(0.08)	—		(0.08)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	10.50	0.15	(0.20)	(0.05)	(0.16)	—		(0.16)
Year ended 9-30-2019	9.62	0.31	0.89	1.20	(0.32)	—		(0.32)
Year ended 9-30-2018	10.10	0.30	(0.51)	(0.21)	(0.27)	—	*	(0.27)
Year ended 9-30-2017(5)	10.00	0.12	0.07	0.19	(0.09)	—		(0.09)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	10.50	0.15	(0.20)	(0.05)	(0.16)	—		(0.16)
Year ended 9-30-2019	9.62	0.31	0.89	1.20	(0.32)	—		(0.32)
Year ended 9-30-2018	10.10	0.29	(0.50)	(0.21)	(0.27)	—	*	(0.27)
Year ended 9-30-2017(5)	10.00	0.11	0.08	0.19	(0.09)	—		(0.09)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	10.50	0.11	(0.20)	(0.09)	(0.12)	—		(0.12)
Year ended 9-30-2019	9.62	0.24	0.89	1.13	(0.25)	—		(0.25)
Year ended 9-30-2018	10.09	0.22	(0.50)	(0.28)	(0.19)	—	*	(0.19)
Year ended 9-30-2017(5)	10.00	0.08	0.07	0.15	(0.06)	—		(0.06)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

    .

48	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$10.29	-0.62%	$3	0.65	%(4)	2.64	%(4)	0.70	%(4)	2.59	%(4)	22%
Year ended 9-30-2019	10.50	12.46	4	0.65		2.92		0.69		2.88		33
Year ended 9-30-2018	9.62	-2.26	3	0.65		2.73		0.70		2.68		79
Year ended 9-30-2017(5)	10.09	1.69	3	0.65	(4)	2.34	(4)	—		—		45	(6)
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	10.29	-0.59	2	0.60	(4)	2.70	(4)	0.72	(4)	2.58	(4)	22
Year ended 9-30-2019	10.50	12.52	1	0.60		2.98		0.72		2.86		33
Year ended 9-30-2018	9.62	-2.22	1	0.60		2.79		0.69		2.70		79
Year ended 9-30-2017(5)	10.09	1.71	1	0.60	(4)	2.39	(4)	0.64	(4)	2.35	(4)	45	(6)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	10.29	-0.49	111	0.40	(4)	2.89	(4)	0.57	(4)	2.72	(4)	22
Year ended 9-30-2019	10.50	12.74	130	0.40		3.17		0.61		2.96		33
Year ended 9-30-2018	9.62	-2.02	70	0.40		3.02		0.60		2.82		79
Year ended 9-30-2017(5)	10.10	1.78	34	0.40	(4)	2.65	(4)	0.54	(4)	2.51	(4)	45	(6)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	10.29	-0.49	1	0.40	(4)	2.89	(4)	0.41	(4)	2.88	(4)	22
Year ended 9-30-2019	10.50	12.74	1	0.40		3.18		0.44		3.14		33
Year ended 9-30-2018	9.62	-2.11	1	0.40		2.95		0.45		2.90		79
Year ended 9-30-2017(5)	10.10	1.88	17	0.34	(4)	2.62	(4)	—		—		45	(6)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	10.29	-0.88	1	1.15	(4)	2.14	(4)	—		—		22
Year ended 9-30-2019	10.50	11.91	1	1.15		2.43		1.18		2.40		33
Year ended 9-30-2018	9.62	-2.76	1	1.15		2.23		1.19		2.19		79
Year ended 9-30-2017(5)	10.09	1.50	1	1.13	(4)	1.85	(4)	—		—		45	(6)

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	49

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES S&P 500 DIVIDEND ARISTOCRATS INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$12.66	$0.12	$(2.43)	$(2.31)	$(0.12)	$(0.15)	$(0.27)
Year ended 9-30-2019	11.96	0.21	0.83	1.04	(0.22)	(0.12)	(0.34)
Year ended 9-30-2018	10.62	0.21	1.30	1.51	(0.17)	— *	(0.17)
Year ended 9-30-2017(5)	10.00	0.08	0.56	0.64	(0.02)	—	(0.02)
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	12.67	0.13	(2.44)	(2.31)	(0.13)	(0.15)	(0.28)
Year ended 9-30-2019	11.96	0.22	0.84	1.06	(0.23)	(0.12)	(0.35)
Year ended 9-30-2018	10.62	0.21	1.30	1.51	(0.17)	— *	(0.17)
Year ended 9-30-2017(5)	10.00	0.08	0.56	0.64	(0.02)	—	(0.02)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	12.67	0.13	(2.43)	(2.30)	(0.14)	(0.15)	(0.29)
Year ended 9-30-2019	11.96	0.24	0.84	1.08	(0.25)	(0.12)	(0.37)
Year ended 9-30-2018	10.62	0.24	1.30	1.54	(0.20)	— *	(0.20)
Year ended 9-30-2017(5)	10.00	0.09	0.56	0.65	(0.03)	—	(0.03)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	12.67	0.13	(2.43)	(2.30)	(0.14)	(0.15)	(0.29)
Year ended 9-30-2019	11.96	0.24	0.84	1.08	(0.25)	(0.12)	(0.37)
Year ended 9-30-2018	10.62	0.25	1.29	1.54	(0.20)	— *	(0.20)
Year ended 9-30-2017(5)	10.00	0.09	0.56	0.65	(0.03)	—	(0.03)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	12.65	0.09	(2.43)	(2.34)	(0.09)	(0.15)	(0.24)
Year ended 9-30-2019	11.95	0.15	0.83	0.98	(0.16)	(0.12)	(0.28)
Year ended 9-30-2018	10.62	0.15	1.29	1.44	(0.11)	— *	(0.11)
Year ended 9-30-2017(5)	10.00	0.05	0.57	0.62	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

    .

50	SEMIANNUAL REPORT	2020

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2020 (unaudited)	$10.08	-18.63%	$2	0.75	%(4)	1.88	%(4)	0.87	%(4)	1.76	%(4)	19%
Year ended 9-30-2019	12.66	9.04	3	0.75		1.79		0.89		1.65		28
Year ended 9-30-2018	11.96	14.29	2	0.75		1.87		0.81		1.81		27
Year ended 9-30-2017(5)	10.62	6.39	1	0.75	(4)	1.63	(4)	0.86	(4)	1.52	(4)	4	(6)
Class E Shares
Six-month period ended 3-31-2020 (unaudited)	10.08	-18.64	2	0.61	(4)	2.00	(4)	0.95	(4)	1.66	(4)	19
Year ended 9-30-2019	12.67	9.14	2	0.73		1.82		0.94		1.61		28
Year ended 9-30-2018	11.96	14.29	1	0.75		1.87		0.76		1.86		27
Year ended 9-30-2017(5)	10.62	6.39	1	0.75	(4)	1.64	(4)	0.81	(4)	1.58	(4)	4	(6)
Class I Shares
Six-month period ended 3-31-2020 (unaudited)	10.08	-18.58	249	0.50	(4)	2.11	(4)	0.66	(4)	1.95	(4)	19
Year ended 9-30-2019	12.67	9.39	301	0.50		2.04		0.69		1.85		28
Year ended 9-30-2018	11.96	14.56	282	0.50		2.14		0.65		1.99		27
Year ended 9-30-2017(5)	10.62	6.49	87	0.50	(4)	1.97	(4)	0.72	(4)	1.75	(4)	4	(6)
Class N Shares
Six-month period ended 3-31-2020 (unaudited)	10.08	-18.58	70	0.50	(4)	2.11	(4)	0.50	(4)	2.11	(4)	19
Year ended 9-30-2019	12.67	9.40	86	0.50		2.03		0.53		2.00		28
Year ended 9-30-2018	11.96	14.56	93	0.49		2.17		—		—		27
Year ended 9-30-2017(5)	10.62	6.49	3	0.50	(4)	1.89	(4)	0.57	(4)	1.82	(4)	4	(6)
Class R Shares
Six-month period ended 3-31-2020 (unaudited)	10.07	-18.87	1	1.22	(4)	1.39	(4)	—		—		19
Year ended 9-30-2019	12.65	8.50	1	1.26		1.28		1.28		1.26		28
Year ended 9-30-2018	11.95	13.61	1	1.26		1.35		—		—		27
Year ended 9-30-2017(5)	10.62	6.20	1	1.29	(4)	1.09	(4)	1.35	(4)	1.03	(4)	4	(6)

See Accompanying Notes to Financial Statements.

2020	SEMIANNUAL REPORT	51

NOTES TO FINANCIAL STATEMENTS	IVY FUNDS

MARCH 31, 2020 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares MSCI ACWI Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares S&P 500 Dividend Aristocrats Index Fund (each, a “Fund”) are five series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A, Class E, Class I, Class N and Class R shares. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class I, Class N and Class R shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, E and R have a distribution and service plan. Class I shares and Class N shares are not included in the plan.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

52	SEMIANNUAL REPORT	2020

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

The London Interbank Offered Rate “LIBOR” is an indicative measure of the average interest rate at which major global banks could borrow from one another. LIBOR is quoted in multiple currencies and multiple time frames using data reported by private-sector banks. LIBOR is used extensively in the United States and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds and loans, floating rate mortgages, asset-backed securities, consumer loans, and interest rate swaps and other derivatives.

It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market.

Management believes that, with respect to any significant investments by the Funds in instruments linked to LIBOR, the impact on investments and discontinuation of LIBOR may represent a significant risk.

However, management acknowledges that the anticipated transition away from LIBOR will occur after 2021 and certain of the current investments will mature prior to that time. Furthermore, the ways in which LIBOR’s discontinuation potentially could impact the Funds’ investments is not fully known. The extent of that impact may vary depending on various factors, which include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new successor reference rates and/or fallbacks for both legacy and new instruments.

2020	SEMIANNUAL REPORT	53

In addition, the transition to a successor rate could potentially cause (i) increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, (ii) a reduction in the value of certain instruments held by a Fund, or (iii) reduced effectiveness of related Fund transactions, such as hedging.

As the impacts of the transition become clearer during the next year, Management will be evaluating the impacts of these changes.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

54	SEMIANNUAL REPORT	2020

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. IICO, pursuant to authority delegated by the Board, has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

2020	SEMIANNUAL REPORT	55

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which values are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities or equity prices.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Overdraft due to custodian. Due to the short-term nature of overdraft due to custodian, the carrying value approximates fair value and the liability is categorized as Level 2 in the fair value hierarchy.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3

56	SEMIANNUAL REPORT	2020

investments still held as of March 31, 2020, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations.

Futures Contracts. Certain Funds are authorized to engage in buying and selling futures contracts. Upon entering into a futures contract, a Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent amounts, known as variation margin, are paid or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. Options on futures contracts may also be purchased or sold by a Fund.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Ivy ProShares Interest Rate Hedged High Yield Index Fund invests in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk).

Collateral and rights of offset. A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing all OTC derivative transactions between the Fund and each of its counterparties. Although it is not possible to eliminate credit risk entirely, the CSA allows the Fund and its counterparty to reduce their exposure to the risk of payment default by the other party by holding an amount in collateral equivalent to the realized and unrealized amount of exposure to the counterparty, which is generally held by the Fund’s custodian. An amount of collateral is moved to/from applicable counterparties only if the amount of collateral required to be posted surpasses both the threshold and the minimum transfer amount pre-agreed in the CSA between the Fund and the counterparty. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2020:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Ivy ProShares Interest Rate Hedged High Yield Index Fund	Interest rate		$—	Unrealized depreciation on futures contracts*	$680

*

The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of period ended March 31, 2020.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended March 31, 2020:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy ProShares Interest Rate Hedged High Yield Index Fund	Interest rate	$—	$—	$(834)	$—	$—	$(834)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

2020	SEMIANNUAL REPORT	57

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended March 31, 2020:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy ProShares Interest Rate Hedged High Yield Index Fund	Interest rate	$—	$—	$(970)	$—	$—	$(970)

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended March 31, 2020, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$—	$—	$51,084	$—	$—	$—

(1)	Average absolute value of unrealized appreciation/depreciation during the period.

(2)	Average value outstanding during the period.

(3)	Average notional amount outstanding during the period.

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $1,000M	$1,000 to $2,000M	$2,000 to $5,000M	Over $5,000M
Ivy ProShares Interest Rate Hedged High Yield Index Fund	0.50%	0.48%	0.46%	0.45%
Ivy ProShares MSCI ACWI Index Fund	0.45	0.43	0.41	0.40
Ivy ProShares Russell 2000 Dividend Growers Index Fund	0.40	0.38	0.36	0.35
Ivy ProShares S&P 500 Bond Index Fund	0.20	0.18	0.16	0.15
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0.35	0.33	0.31	0.30

IICO has entered into a Subadvisory Agreement with the following entity on behalf of the Funds:

Under an agreement between IICO and ProShare Advisors LLC (“ProShare Advisors”), ProShare Advisors serves as subadviser to the Funds. The subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of IICO and the oversight of the Board. IICO pays all applicable costs of the subadvisers.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”). Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

58	SEMIANNUAL REPORT	2020

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Listing, Data and Related Fees. The Funds may incur costs relating to their initial and ongoing listing on an exchange. Additionally, a Fund may enter into a license agreement for the right to use an Index and its Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, data and related fees”.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of certain Class A and Class E shares and is paid to IDI. During the period ended March 31, 2020, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales		CDSC			Commissions
	Commissions		Class A		Class E	Paid(1)
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$—	*	$—		$—	$—
Ivy ProShares MSCI ACWI Index Fund	12		$—		$—	13
Ivy ProShares Russell 2000 Dividend Growers Index Fund	—	*	$—	*	$—	—	*
Ivy ProShares S&P 500 Bond Index Fund	—	*	$—		$—	—	*
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	2		$—	*	$—	1

*	Not shown due to rounding.

(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. IICO, the Funds’ investment manager, IDI, the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and

2020	SEMIANNUAL REPORT	59

extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the period ended March 31, 2020 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy ProShares Interest Rate Hedged High Yield Index Fund	All Classes	Contractual	4-20-2017	1-31-2021	N/A	$86	(1)	Investment Management Fee
	Class A	Contractual	4-20-2017	1-31-2021	0.90%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2021	0.89%(2)	$1		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2021	0.65%	$42		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2021	0.65%	$—	*	Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2021	Not to exceed Class I	$—		N/A
Ivy ProShares MSCI ACWI Index Fund	All Classes	Contractual	4-20-2017	1-31-2021	N/A	$131	(1)	Investment Management Fee
	Class A	Contractual	4-20-2017	1-31-2021	0.89%(2)	$10		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2021	0.70%(3)	$2		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2021	0.65%	$47		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2021	0.65%	$2		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2021	Not to exceed Class I	$—		N/A
Ivy ProShares Russell 2000 Dividend Growers Index Fund	All Classes	Contractual	4-20-2017	1-31-2021	N/A	$17	(1)	Investment Management Fee
	Class A	Contractual	4-20-2017	1-31-2021	0.88%(2)	$2		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2021	0.71%(4)	$1		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2021	0.65%	$62		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2021	0.65%	$—		N/A
	Class N	Contractual	4-20-2017	1-31-2021	Not to exceed Class I	$—		N/A
Ivy ProShares S&P 500 Bond Index Fund	Class A	Contractual	4-20-2017	1-31-2021	0.65%	$1		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2021	0.59%(5)	$1		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2021	0.40%	$109		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2021	0.40%	$—	*	Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2021	Not to exceed Class I	$—		N/A
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	Class A	Contractual	4-20-2017	1-31-2021	0.74%(6)	$2		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2021	0.60%(7)	$4		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2021	0.50%	$243		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2021	0.50%	$—	*	Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2021	Not to exceed Class I	$—		N/A

*	Not shown due to rounding.

(1)	Due to Class A, Class E, Class I and/or Class N contractual expense limits, investment management fees were waived for all share classes.

(2)	Reflects the lower expense limit which went into effect January 1, 2020. Prior to January 1, 2020, the expense limit in effect was 0.90%.

(3)	Reflects the lower expense limit which went into effect January 1, 2020. Prior to January 1, 2020, the expense limit in effect was 0.71%.

(4)	Reflects the lower expense limit which went into effect January 1, 2020. Prior to January 1, 2020, the expense limit in effect was 0.72%.

(5)	Reflects the lower expense limit which went into effect January 1, 2020. Prior to January 1, 2020, the expense limit in effect was 0.60%.

(6)	Reflects the lower expense limit which went into effect January 1, 2020. Prior to January 1, 2020, the expense limit in effect was 0.75%.

(7)	Reflects the lower expense limit which went into effect January 1, 2020. Prior to January 1, 2020, the expense limit in effect was 0.62%.

60	SEMIANNUAL REPORT	2020

Any amounts due to the Funds as a reimbursement but not paid as of March 31, 2020 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

6. INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended March 31, 2020.

7. INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended March 31, 2020, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$—	$8,170	$—	$20,004
Ivy ProShares MSCI ACWI Index Fund	—	10,220	—	10,173
Ivy ProShares Russell 2000 Dividend Growers Index Fund	—	21,938	—	32,888
Ivy ProShares S&P 500 Bond Index Fund	—	29,232	—	46,435
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	—	82,449	—	73,088

8. LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

The Funds may lend their portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Fund collateral consisting of cash or securities issued or guaranteed by the U.S. government. The collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars, in which case the collateral is required to have a value of at least 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares or certain other registered money market funds and are disclosed in the Fund’s Schedule of Investments and are reflected in the Statement of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund and the Fund does not have the ability to re-hypothecate these securities. The securities on loan for each Fund are also disclosed in its Schedule of Investments. The total value of any securities on loan as of March 31, 2020 and the total value of the related cash collateral are disclosed in the Statement of Assets and Liabilities. Income earned by the Funds from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of each Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2020:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Ivy ProShares MSCI ACWI Index Fund	$1,004	$745	$336	$1,081
Ivy ProShares Russell 2000 Dividend Growers Index Fund	4,537	3,507	1,135	4,642
Ivy ProShares S&P 500 Bond Index Fund	3,101	306	2.860	3,166
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	983	1,004	—	1,004

2020	SEMIANNUAL REPORT	61

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

9. CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Ivy ProShares Interest Rate Hedged High Yield Index Fund					Ivy ProShares MSCI ACWI Index Fund
	Six months ended 3-31-20 (Unaudited)			Year ended 9-30-19		Six months ended 3-31-20 (Unaudited)		Year ended 9-30-19
	Shares		Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	9		$88	23	$218	178	$2,148	270	$3,059
Class E	15		138	20	190	5	68	19	212
Class I	388		3,606	3,013	29,012	632	7,548	1,475	16,462
Class N	—	*	2	—	—	280	3,460	961	10,970
Class R	—	*	1	3	28	—	—	—	—
Shares issued in reinvestment of distributions to shareholders:
Class A	1		4	1	8	7	85	8	86
Class E	1		9	1	8	— *	4	— *	4
Class I	149		1,388	311	2,964	38	450	49	547
Class N	—		—	—	—	40	465	54	604
Class R	—	*	1	— *	2	—	—	—	—
Shares redeemed:
Class A	(8)		(79)	(6)	(52)	(84)	(986)	(131)	(1,470)
Class E	(15)		(120)	(1)	(11)	— *	(4)	(1)	(10)
Class I	(1,660)		(15,239)	(1,534)	(14,633)	(688)	(8,072)	(1,360)	(15,325)
Class N	—		—	—	—	(428)	(5,292)	(509)	(5,757)
Class R	—	*	— *	— *	— *	—	—	—	—
Net increase (decrease)	(1,120)		$(10,201)	1,831	$17,734	(20)	$(126)	835	$9,382

*	Not shown due to rounding.

62	SEMIANNUAL REPORT	2020

	Ivy ProShares Russell 2000 Dividend Growers Index Fund				Ivy ProShares S&P 500 Bond Index Fund
	Six months ended 3-31-20 (Unaudited)		Year ended 9-30-19		Six months ended 3-31-20 (Unaudited)		Year ended 9-30-19
	Shares	Value	Shares	Value	Shares	Value	Shares		Value
Shares issued from sale of shares:
Class A	26	$258	113	$1,196	33	$350	57		$582
Class E	7	74	14	148	11	114	20		202
Class I	1,058	11,354	2,960	31,511	2,294	24,100	8,033		79,242
Class N	408	3,978	110	1,186	—	—	—		—
Class R	—	—	—	—	— *	5	4		35
Shares issued in reinvestment of distributions to shareholders:
Class A	1	7	1	14	1	9	—	*	3
Class E	— *	3	— *	3	1	6	1		7
Class I	100	1,013	180	1,919	176	1,847	276		2,727
Class N	32	325	73	783	—	—	—		—
Class R	—	—	—	—	— *	— *	—	*	1
Shares redeemed:
Class A	(53)	(548)	(57)	(607)	(16)	(158)	(9)		(86)
Class E	(1)	(5)	(1)	(14)	(4)	(43)	(1)		(13)
Class I	(2,592)	(27,886)	(2,934)	(31,400)	(4,083)	(43,218)	(3,233)		(31,938)
Class N	(305)	(3,283)	(1,022)	(11,010)	—	—	—		—
Class R	—	—	—	—	— *	— *	—	*	(1)
Net increase (decrease)	(1,319)	$(14,710)	(563)	$(6,271)	(1,587)	$(16,988)	5,148		$50,761

	Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
	Six months ended 3-31-20 (Unaudited)		Year ended 9-30-19
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	67	$847	70	$830
Class E	16	203	68	777
Class I	4,198	51,992	9,504	111,338
Class N	950	11,818	698	8,218
Class R	5	63	2	23
Shares issued in reinvestment of distributions to shareholders:
Class A	2	24	2	18
Class E	2	29	2	24
Class I	501	6,227	644	7,505
Class N	149	1,858	233	2,706
Class R	— *	1	— *	— *
Shares redeemed:
Class A	(25)	(327)	(34)	(397)
Class E	(4)	(52)	(10)	(111)
Class I	(3,751)	(45,552)	(9,933)	(117,510)
Class N	(979)	(12,444)	(1,934)	(22,777)
Class R	— *	— *	— *	— *
Net increase (decrease)	1,131	$14,687	(688)	$(9,356)

*	Not shown due to rounding.

2020	SEMIANNUAL REPORT	63

10. FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$45,423	$464	$4,533	$(4,069)
Ivy ProShares MSCI ACWI Index Fund	102,128	11,033	17,948	(6,915)
Ivy ProShares Russell 2000 Dividend Growers Index Fund	107,625	5,357	19,435	(14,078)
Ivy ProShares S&P 500 Bond Index Fund	112,605	5,881	2,377	3,504
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	357,513	24,109	57,373	(33,264)

For Federal income tax purposes, the Funds’ undistributed earnings and profit for the year ended September 30, 2019 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$384	$—	$—	$—	$—
Ivy ProShares MSCI ACWI Index Fund	734	—	—	—	—
Ivy ProShares Russell 2000 Dividend Growers Index Fund	382	—	—	—	—
Ivy ProShares S&P 500 Bond Index Fund	308	—	—	—	—
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	1,953	3,465	—	—	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended September 30, 2019 and 2018 were as follows:

	September 30, 2019		September 30, 2018
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$3,392	$392	$1,481	$55
Ivy ProShares MSCI ACWI Index Fund	1,723	—	1,082	—
Ivy ProShares Russell 2000 Dividend Growers Index Fund	3,299	—	1,629	4
Ivy ProShares S&P 500 Bond Index Fund	3,296	—	2,056	—
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	11,817	136	5,654	—

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of September 30, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2019, the capital loss carryovers were as follows:

	Post-Enactment
Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$1,242	$2,223
Ivy ProShares MSCI ACWI Index Fund	205	1,411
Ivy ProShares Russell 2000 Dividend Growers Index Fund	453	1,324
Ivy ProShares S&P 500 Bond Index Fund	824	18
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	—	—

64	SEMIANNUAL REPORT	2020

PROXY VOTING INFORMATION	IVY FUNDS

(UNAUDITED)

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923.3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY FUNDS

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q and/or Form NPORT-EX. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:	IVY FUNDS

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

2020	SEMIANNUAL REPORT	65

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66	SEMIANNUAL REPORT	2020

THE IVY FUNDS FAMILY

Domestic Equity Funds

Ivy Accumulative Fund

Ivy Core Equity Fund

Ivy Large Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Mid Cap Income Opportunities Fund

Ivy Small Cap Core Fund

Ivy Small Cap Growth Fund

Ivy Value Fund

Global/International Funds

Ivy Emerging Markets Equity Fund

Ivy Global Equity Income Fund

Ivy Global Growth Fund

Ivy International Small Cap Fund

Ivy International Core Equity Fund

Ivy Managed International Opportunities Fund

Ivy Pictet Emerging Markets Local Currency Debt Fund

Ivy Pzena International Value Fund

Index Funds

Ivy ProShares Interest Rate Hedged High Yield Index

Fund

Ivy ProShares MSCI ACWI Index Fund

Ivy ProShares Russell 2000 Dividend Growers Index

Fund

Ivy ProShares S&P 500 Bond Index Fund

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund

Specialty Funds

Ivy Apollo Multi-Asset Income Fund

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy LaSalle Global Real Estate Fund

Ivy Natural Resources Fund

Ivy Science and Technology Fund

Ivy Securian Real Estate Securities Fund

Ivy Wilshire Global Allocation Fund

Fixed Income Funds

Ivy Apollo Strategic Income Fund

Ivy California Municipal High Income Fund

Ivy Corporate Bond Fund

Ivy Crossover Credit Fund

Ivy Global Bond Fund

Ivy Government Securities Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

Ivy Pictet Targeted Return Bond Fund

Ivy PineBridge High Yield Fund

Ivy Securian Core Bond Fund

Money Market Funds

Ivy Cash Management Fund

Ivy Government Money Market Fund

1.888.923.3355

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Distributors, Inc.

Before investing, investors should consider carefully the investment objectives, risks, charges and expenses of a mutual fund. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at www.ivyinvestments.com or from a financial advisor. Read it carefully before investing.

2020	SEMIANNUAL REPORT	67

SEMIANN-IPS (3-20)

ITEM 2.     CODE OF ETHICS

Required in annual report only.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

2

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.     DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.     EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS

(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date:	June 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, President and Principal Executive Officer

Date:	June 5, 2020

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Vice President and Principal Financial Officer

Date:	June 5, 2020